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                                                        ------------------------
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                                                        hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-01540

                                 AIM Funds Group
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 6/30/09

Item 1. Reports to Stockholders.

[INVESCO AIM LOGO]             AIM BASIC BALANCED FUND
--SERVICE MARK--               Semiannual Report to Shareholders o June 30, 2009

                               [MOUNTAIN GRAPHIC]

 2   Fund Performance
 4   Letters to Shareholders
 5   Schedule of Investments
12   Financial Statements
14   Notes to Financial Statements
23   Financial Highlights
24   Fund Expenses
25   Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 12/31/08 to 6/30/09, at net asset value (NAV).
Performance shown does not include applicable contingent deferred sales charges
(CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                   10.06%
Class B Shares                                                                    9.67
Class C Shares                                                                    9.67
Class R Shares                                                                    9.93
Class Y Shares                                                                   10.20
Investor Class Shares                                                            10.06
S&P 500 Index(Triangle) (Broad Market Index)                                      3.19
Custom Basic Balanced Index(Square) (Style-Specific Index)                       -0.40
Lipper Mixed-Asset Target Allocation Moderate Funds Index (Triangle)(Peer
   Group Index)                                                                   7.34

(Triangle) Lipper Inc.; (Square) Invesco Aim, Lipper Inc.

The S&P 500 --REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity and their industry.

   The CUSTOM BASIC BALANCED INDEX is an index created by Invesco Aim to benchmark the
Fund. The index consists of the following indexes: 60% Russell 1000--REGISTERED
TRADEMARK-- Value Index and 40% Barclays Capital U.S. Aggregate Index. The Russell 1000
Value Index measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Company. Russell--REGISTERED
TRADEMARK-- is a trademark of the Frank Russell Company. The Barclays Capital U.S.
Aggregate Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities.

   The LIPPER MIXED-ASSET TARGET ALLOCATION MODERATE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation
Moderate Funds category. These funds, by portfolio practice, maintain a mix of between
40%-60% equity securities, with the remainder invested in bonds, cash and cash equivalents.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


2 AIM BASIC BALANCED FUND

==========================================
AVERAGE ANNUAL TOTAL RETURNS                 RETURNS ARE BLENDED RETURNS OF HISTORICAL       THE PERFORMANCE OF THE FUND'S SHARE
As of 6/30/09, including                     INVESTOR CLASS SHARE PERFORMANCE AND         CLASSES WILL DIFFER PRIMARILY DUE TO
maximum applicable sales charges             RESTATED CLASS A SHARE PERFORMANCE. (FOR     DIFFERENT SALES CHARGE STRUCTURES AND
                                             PERIODS PRIOR TO THE INCEPTION DATE OF       CLASS EXPENSES.
CLASS A SHARES                               INVESTOR CLASS SHARES) AT NET ASSET VALUE,
Inception (9/28/01)                 -0.63%   WHICH RESTATED PERFORMANCE WILL REFLECT
 5 Years                            -4.71    THE RULE 12B-1 FEES APPLICABLE TO CLASS A
 1 Year                             -27.60   SHARES FOR THE PERIOD USING BLENDED
CLASS B SHARES                               RETURNS. CLASS A SHARES' INCEPTION DATE IS
Inception (9/28/01)                 -0.60%   SEPTEMBER 28, 2001.
 5 Years                            -4.67
 1 Year                            -27.56       THE PERFORMANCE DATA QUOTED REPRESENT
CLASS C SHARES                               PAST PERFORMANCE AND CANNOT GUARANTEE
Inception (9/28/01)                 -0.60%   COMPARABLE FUTURE RESULTS; CURRENT
 5 Years                            -4.33    PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
 1 Year                            -24.66    VISIT INVESCOAIM.COM FOR THE MOST RECENT
CLASS R SHARES                               MONTH-END PERFORMANCE. PERFORMANCE FIGURES
Inception                           -0.11%   REFLECT REINVESTED DISTRIBUTIONS, CHANGES
 5 Years                            -3.86    IN NET ASSET VALUE AND THE EFFECT OF THE
 1 Year                            -23.51    MAXIMUM SALES CHARGE UNLESS OTHERWISE
CLASS Y SHARES                               STATED. PERFORMANCE FIGURES DO NOT REFLECT
Inception                            0.12%   DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
 5 Years                            -3.58    ON FUND DISTRIBUTIONS OR SALE OF FUND
 1 Year                            -23.25    SHARES. INVESTMENT RETURN AND PRINCIPAL
INVESTOR CLASS SHARES                        VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
Inception                            0.10%   A GAIN OR LOSS WHEN YOU SELL SHARES.
 5 Years                            -3.62
 1 Year                            -23.39       THE TOTAL ANNUAL FUND OPERATING EXPENSE
==========================================   RATIO SET FORTH IN THE MOST RECENT FUND
                                             PROSPECTUS AS OF THE DATE OF THIS REPORT
CLASS R SHARES' INCEPTION DATE IS APRIL      FOR CLASS A, CLASS B, CLASS C, CLASS R,
30, 2004. RETURNS SINCE THAT DATE ARE        CLASS Y AND INVESTOR CLASS SHARES WAS
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    1.20%, 1.95%, 1.95%, 1.45%, 0.95% AND
BLENDED RETURNS OF HISTORICAL CLASS R        1.20%, RESPECTIVELY. THE EXPENSE RATIOS
SHARE PERFORMANCE AND RESTATED CLASS A       PRESENTED ABOVE MAY VARY FROM THE EXPENSE
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      RATIOS PRESENTED IN OTHER SECTIONS OF THIS
THE INCEPTION DATE OF CLASS R SHARES) AT     REPORT THAT ARE BASED ON EXPENSES INCURRED
NET ASSET VALUE, ADJUSTED TO REFLECT THE     DURING THE PERIOD COVERED BY THIS REPORT.
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS
R SHARES. CLASS A SHARES' INCEPTION DATE        CLASS A SHARE PERFORMANCE REFLECTS THE
IS SEPTEMBER 28, 2001.                       MAXIMUM 5.50% SALES CHARGE, AND CLASS B
                                             AND CLASS C SHARE PERFORMANCE REFLECTS THE
   CLASS Y SHARES' INCEPTION DATE IS         APPLICABLE CONTINGENT DEFERRED SALES
OCTOBER 3, 2008; RETURNS SINCE THAT DATE     CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE    CDSC ON CLASS B SHARES DECLINES FROM 5%
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      BEGINNING AT THE TIME OF PURCHASE TO 0% AT
PERFORMANCE AND RESTATED CLASS A SHARE       THE BEGINNING OF THE SEVENTH YEAR. THE
PERFORMANCE (FOR PERIODS PRIOR TO THE        CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
INCEPTION DATE OF CLASS Y SHARES) AT NET     YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
ASSET VALUE. THE RESTATED CLASS A SHARE      HAVE A FRONT-END SALES CHARGE; RETURNS
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     SHOWN ARE AT NET ASSET VALUE AND DO NOT
APPLICABLE TO CLASS A SHARES AS WELL AS      REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    ON A TOTAL REDEMPTION OF RETIREMENT PLAN
RECEIVED BY CLASS A SHARES. CLASS A          ASSETS WITHIN THE FIRST YEAR. CLASS Y
SHARES' INCEPTION DATE IS SEPTEMBER 28,      SHARES AND INVESTOR CLASS SHARES DO NOT
2001.                                        HAVE A FRONT-END SALES CHARGE OR A CDSC;
                                             THEREFORE, PERFORMANCE IS AT NET ASSET
   INVESTOR CLASS SHARES' INCEPTION DATE     VALUE.
IS JULY 15, 2005. RETURNS SINCE THAT DATE
ARE HISTORICAL RETURNS. ALL OTHER


3 AIM BASIC BALANCED FUND

                    Dear Fellow Shareholders:

                    In these times of market uncertainty, wise investors stay focused on long-term goals and maintain an appropriately diversified investment program. We believe the route to financial success is more like a marathon
  [CROCKETT         than a sprint.
   PHOTO]
                       Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance performance in ways that put your interests first.

                       A busy 2009 proxy season, during which Invesco Aim Advisors, Inc.'s proxy committee votes shares held by the
Bruce Crockett      Funds on your behalf, is nearly over. This year, after careful case-by-case analysis, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence, say-on-pay initiatives and stock option re-pricing in light of the market's decline.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com under "Products & Performance/Investment
Advisory Agreement Renewals."

   You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

                    Dear Shareholders:

                    The past year and a half has been unsettling for most of us. Market indexes declined sharply in 2008 before tentatively rebounding in the first half of 2009. While some "market experts" suggest we may be seeing the first
   [TAYLOR          signs of economic recovery, others remind us that much uncertainty remains.
    PHOTO]
                       Recent history should have reminded all of us that investor sentiment can be fickle. This is why we believe investors should work with their financial advisors to devise a goals-based financial strategy -- a long-term
 Philip Taylor      plan with a reasonable prospect of achieving predetermined financial goals in line with individual risk tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

                       None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance -- a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at 800 959
4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my market updates -- as well as other market and fund commentaries by Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us.

Sincerely,


/S/ PHILIP  TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


4 AIM BASIC BALANCED FUND

SCHEDULE OF INVESTMENTS(a)

June 30, 2009
(Unaudited)




                                                        SHARES          VALUE
--------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-71.07%

ADVERTISING-3.98%

Interpublic Group of Cos., Inc. (The)(b)               1,777,469    $  8,976,218
--------------------------------------------------------------------------------
Omnicom Group Inc.                                       473,367      14,948,930
================================================================================
                                                                      23,925,148
================================================================================


AEROSPACE & DEFENSE-0.24%

Honeywell International Inc.                              45,576       1,431,086
================================================================================


APPAREL RETAIL-0.76%

Gap, Inc. (The)                                          276,687       4,537,667
================================================================================


ASSET MANAGEMENT & CUSTODY BANKS-1.88%

State Street Corp.                                       239,869      11,321,817
================================================================================


BREWERS-1.59%

Molson Coors Brewing Co.-Class B                         226,248       9,577,078
================================================================================


COMMUNICATIONS EQUIPMENT-1.50%

Nokia Corp.-ADR (Finland)                                620,019       9,039,877
================================================================================


COMPUTER HARDWARE-2.81%

Dell Inc.(b)                                           1,230,168      16,890,207
================================================================================


CONSTRUCTION MATERIALS-1.28%

Cemex S.A.B. de C.V.-ADR (Mexico)(b)                     826,423       7,718,791
================================================================================


CONSUMER FINANCE-3.78%

American Express Co.                                     557,832      12,964,016
--------------------------------------------------------------------------------
SLM Corp.(b)                                             951,911       9,776,126
================================================================================
                                                                      22,740,142
================================================================================


DATA PROCESSING & OUTSOURCED SERVICES-1.19%

Western Union Co.                                        434,163       7,120,273
================================================================================


DEPARTMENT STORES-1.64%

Kohl's Corp.(b)                                          132,881       5,680,663
--------------------------------------------------------------------------------
Nordstrom, Inc.                                          211,092       4,198,620
================================================================================
                                                                       9,879,283
================================================================================


DIVERSIFIED CAPITAL MARKETS-1.09%

UBS AG (Switzerland)(b)                                  537,402       6,561,678
================================================================================


EDUCATION SERVICES-0.43%

Apollo Group, Inc.-Class A(b)                             36,147       2,570,775
================================================================================


ELECTRONIC MANUFACTURING SERVICES-1.75%

Tyco Electronics Ltd. (Switzerland)                      564,321      10,490,727
================================================================================


GENERAL MERCHANDISE STORES-2.15%

Target Corp.                                             326,508      12,887,271
================================================================================


HEALTH CARE DISTRIBUTORS-0.76%

Cardinal Health, Inc.                                    149,513       4,567,622
================================================================================


HEALTH CARE EQUIPMENT-1.12%

Baxter International Inc.                                126,879       6,719,512
================================================================================


HOME IMPROVEMENT RETAIL-1.76%

Home Depot, Inc. (The)                                   446,226      10,544,320
================================================================================


HOTELS, RESORTS & CRUISE LINES-0.83%

Marriott International, Inc.-Class A                     226,696       5,003,190
================================================================================


HOUSEHOLD APPLIANCES-0.90%

Whirlpool Corp.                                          127,468       5,425,038
================================================================================


HUMAN RESOURCE & EMPLOYMENT SERVICES-2.96%

Robert Half International, Inc.                          752,906      17,783,640
================================================================================


INDUSTRIAL CONGLOMERATES-1.23%

Tyco International Ltd.                                  283,487       7,364,992
================================================================================


INDUSTRIAL MACHINERY-2.87%

Illinois Tool Works Inc.                                 323,050      12,062,687
--------------------------------------------------------------------------------
Ingersoll-Rand PLC-Class A                               248,737       5,198,603
================================================================================
                                                                      17,261,290
================================================================================


INVESTMENT BANKING & BROKERAGE-2.08%

Morgan Stanley                                           438,727      12,508,107
================================================================================


MANAGED HEALTH CARE-5.26%

Aetna Inc.                                               481,089      12,051,280
--------------------------------------------------------------------------------
UnitedHealth Group Inc.                                  782,295      19,541,729
================================================================================
                                                                      31,593,009
================================================================================


MOVIES & ENTERTAINMENT-0.81%

Walt Disney Co. (The)                                    208,834       4,872,097
================================================================================


OIL & GAS DRILLING-0.48%

Transocean Ltd.(b)                                        38,559       2,864,548
================================================================================


OIL & GAS EQUIPMENT & SERVICES-2.35%

Halliburton Co.                                          324,363       6,714,314
--------------------------------------------------------------------------------
Schlumberger Ltd.                                        136,537       7,388,017
================================================================================
                                                                      14,102,331
================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-4.21%

Bank of America Corp.                                    534,479       7,055,123
--------------------------------------------------------------------------------
Citigroup Inc.(b)                                      1,194,678       3,548,193
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                     431,388      14,714,645
================================================================================
                                                                      25,317,961
================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM BASIC BALANCED FUND

                                                        SHARES          VALUE
--------------------------------------------------------------------------------
PACKAGED FOODS & MEATS-0.85%

Unilever N.V. (Netherlands)                              211,749    $  5,108,476
================================================================================


PHARMACEUTICALS-0.69%

Sanofi-Aventis S.A. (France)                              70,381       4,132,524
================================================================================


PROPERTY & CASUALTY INSURANCE-2.19%

XL Capital Ltd.-Class A                                1,145,677      13,129,458
================================================================================


PUBLISHING-0.80%

McGraw-Hill Cos., Inc. (The)                             159,923       4,815,282
================================================================================


REGIONAL BANKS-0.56%

Fifth Third Bancorp                                      476,689       3,384,492
================================================================================


SEMICONDUCTOR EQUIPMENT-5.65%

ASML Holding N.V. (Netherlands)                        1,035,353      22,449,096
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                         454,728      11,481,882
================================================================================
                                                                      33,930,978
================================================================================


SEMICONDUCTORS-1.21%

Maxim Integrated Products, Inc.                          465,010       7,296,007
================================================================================


SPECIALIZED FINANCE-2.73%

Moody's Corp.                                            622,625      16,406,169
================================================================================


SYSTEMS SOFTWARE-2.70%

CA, Inc.                                                 395,646       6,896,110
--------------------------------------------------------------------------------
Microsoft Corp.                                          393,590       9,355,634
================================================================================
                                                                      16,251,744
================================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $523,528,959)                                           427,074,607
================================================================================


                                                      PRINCIPAL
                                                        AMOUNT

U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED SECURITIES-13.29%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-4.85%

Pass Through Ctfs.,
  5.50%, 02/01/15 to 02/01/37                        $10,604,739      11,001,471
--------------------------------------------------------------------------------
  7.00%, 06/01/15 to 06/01/32                          2,798,922       3,042,848
--------------------------------------------------------------------------------
  6.50%, 01/01/16 to 01/01/35                          1,659,496       1,770,213
--------------------------------------------------------------------------------
  6.00%, 03/01/17 to 01/01/34                          2,787,566       2,943,797
--------------------------------------------------------------------------------
  4.50%, 10/01/18                                        186,739         193,734
--------------------------------------------------------------------------------
  8.00%, 01/01/27                                        582,254         644,992
--------------------------------------------------------------------------------
  7.50%, 11/01/30 to 03/01/32                            259,896         281,447
--------------------------------------------------------------------------------
  5.00%, 10/01/33                                        219,338         224,333
--------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 07/01/39(c)                                   1,000,000       1,032,344
--------------------------------------------------------------------------------
  5.50%, 07/01/39(c)(d)                                4,400,000       4,542,314
--------------------------------------------------------------------------------
  4.50%, 07/01/39(c)(d)                                3,500,000       3,484,687
================================================================================
                                                                      29,162,180
================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-7.43%

Pass Through Ctfs.,
  8.50%, 03/01/10 to 01/01/23                             67,531          73,033
--------------------------------------------------------------------------------
  7.50%, 11/01/15 to 05/01/32                          1,870,536       2,065,863
--------------------------------------------------------------------------------
  7.00%, 12/01/15 to 09/01/32                          1,800,815       1,951,380
--------------------------------------------------------------------------------
  6.50%, 05/01/16 to 01/01/37                          1,052,762       1,129,837
--------------------------------------------------------------------------------
  5.00%, 11/01/17 to 11/01/18                          1,240,024       1,298,724
--------------------------------------------------------------------------------
  5.50%, 03/01/21 to 11/01/33                            188,788         195,933
--------------------------------------------------------------------------------
  8.00%, 08/01/21 to 10/01/30                            312,599         341,203
--------------------------------------------------------------------------------
  6.00%, 03/01/22 to 03/01/37                            126,565         132,408
--------------------------------------------------------------------------------
  8.50%, 10/01/28(e)                                     613,278         672,484
--------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  4.00%, 07/01/24(c)(d)                                2,000,000       2,000,624
--------------------------------------------------------------------------------
  4.50%, 07/01/24 to 07/01/39(c)(d)                    7,800,000       7,891,873
--------------------------------------------------------------------------------
  5.00%, 07/01/24 to 07/01/39(c)(d)                   16,640,000      16,954,796
--------------------------------------------------------------------------------
  5.50%, 07/01/24(c)(d)                                1,000,000       1,046,406
--------------------------------------------------------------------------------
  6.00%, 07/01/39(c)(d)                                8,500,000       8,883,826
================================================================================
                                                                      44,638,390
================================================================================


GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-1.01%

Pass Through Ctfs.,
  5.00%, 03/15/18                                        932,607         982,385
--------------------------------------------------------------------------------
  8.00%, 08/15/22 to 01/20/31                            315,133         346,410
--------------------------------------------------------------------------------
  7.50%, 06/15/23 to 05/15/32                            669,442         734,169
--------------------------------------------------------------------------------
  8.50%, 11/15/24 to 02/15/25                             75,641          82,089
--------------------------------------------------------------------------------
  6.00%, 03/15/29 to 11/15/32                            347,173         365,018
--------------------------------------------------------------------------------
  7.00%, 02/15/31 to 05/15/32                            507,801         554,852
--------------------------------------------------------------------------------
  6.50%, 03/15/31 to 02/15/37                          2,548,682       2,765,549
--------------------------------------------------------------------------------
  5.50%, 09/15/33 to 05/15/35                            215,519         223,589
================================================================================
                                                                       6,054,061
================================================================================
     Total U.S. Government Sponsored Mortgage-
       Backed Securities (Cost $78,806,201)                           79,854,631
================================================================================



BONDS & NOTES-11.86%

AEROSPACE & DEFENSE-0.19%

BAE Systems Holdings Inc.,
  Sr. Unsec. Gtd. Notes,
  4.95%, 06/01/14(f)                                     475,000         475,925
--------------------------------------------------------------------------------
  6.38%, 06/01/19(f)                                     655,000         669,539
================================================================================
                                                                       1,145,464
================================================================================


ASSET MANAGEMENT & CUSTODY BANKS-0.15%

Bank of New York Mellon Corp. (The),
  Sr. Unsec. Notes,
  4.30%, 05/15/14                                        375,000         383,978
--------------------------------------------------------------------------------
  5.45%, 05/15/19                                        525,000         540,087
================================================================================
                                                                         924,065
================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM BASIC BALANCED FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------
BROADCASTING-0.23%

COX Communications Inc.,
  Sr. Unsec. Bonds,
  8.38%, 03/01/39(f)                                 $   640,000    $    712,281
--------------------------------------------------------------------------------
COX Enterprises Inc.,
  Sr. Unsec. Notes,
  7.88%, 09/15/10(f)                                     645,000         668,709
================================================================================
                                                                       1,380,990
================================================================================


BUILDING PRODUCTS-0.14%

Owens Corning Inc.,
  Unsec. Gtd. Sub. Notes,
  9.00%, 06/15/19                                        850,000         827,687
================================================================================


CABLE & SATELLITE-0.15%

Comcast Corp.,
  Sr. Unsec. Gtd. Notes,
  6.55%, 07/01/39                                        900,000         902,753
================================================================================


COMMUNICATIONS EQUIPMENT-0.06%

Nokia Corp. (Finland),
  Sr. Unsec. Global Notes,
  6.63%, 05/15/39                                        365,000         383,449
================================================================================


CONSUMER FINANCE-0.24%

American Express Co.,
  Sr. Unsec. Notes,
  8.13%, 05/20/19                                      1,360,000       1,421,226
================================================================================


DIVERSIFIED BANKS-1.09%

Barclays Bank PLC (United Kingdom),
  Sr. Unsec. Unsub. Global Notes,
  6.75%, 05/22/19                                      1,135,000       1,140,120
--------------------------------------------------------------------------------
Centura Capital Trust I,
  Jr. Gtd. Sub. Trust Pfd. Capital Securities,
  8.85%, 06/01/27(f)                                   1,460,000       1,317,361
--------------------------------------------------------------------------------
Lloyds TSB Bank PLC (United Kingdom),
  Sr. Unsec. Floating Rate Medium-Term Euro Notes,
  4.61%, 04/17/14(g)                                   1,804,500       1,796,701
--------------------------------------------------------------------------------
National Bank of Canada (Canada),
  Unsec. Sub. Floating Rate Euro Deb.,
  1.94%, 08/29/87(g)                                   1,580,000         707,492
--------------------------------------------------------------------------------
Standard Chartered PLC (United Kingdom),
  Sr. Notes,
  5.50%, 11/18/14(f)                                   1,140,000       1,158,448
--------------------------------------------------------------------------------
Wachovia Corp.-
  Series G, Sr. Unsec. Medium-Term Notes,
  5.50%, 05/01/13                                        390,000         403,857
================================================================================
                                                                       6,523,979
================================================================================


DIVERSIFIED CAPITAL MARKETS-0.08%

UBS AG (Switzerland),
  Sr. Unsec. Medium-Term Notes,
  5.75%, 04/25/18                                        520,000         480,247
================================================================================


ELECTRIC UTILITIES-0.41%

Carolina Power & Light Co.,
  Sec. First Mortgage Bonds,
  5.30%, 01/15/19                                        330,000         345,704
--------------------------------------------------------------------------------
DCP Midstream LLC,
  Sr. Unsec. Notes,
  7.88%, 08/16/10                                      1,650,000       1,720,568
--------------------------------------------------------------------------------
PPL Electric Utilities Corp.,
  Sec. First Mortgage Bonds,
  6.25%, 05/15/39                                        355,000         378,553
================================================================================
                                                                       2,444,825
================================================================================


HEALTH CARE SERVICES-0.08%

Express Scripts Inc.,
  Sr. Unsec. Global Notes,
  6.25%, 06/15/14                                        470,000         495,420
================================================================================


INTEGRATED OIL & GAS-0.09%

Husky Energy Inc. (Canada),
  Sr. Unsec. Unsub. Global Notes,
  7.25%, 12/15/19                                        470,000         512,076
================================================================================


INTEGRATED TELECOMMUNICATION SERVICES-0.53%

AT&T Inc.,
  Sr. Unsec. Unsub. Global Notes,
  6.55%, 02/15/39                                        585,000         594,447
--------------------------------------------------------------------------------
Verizon Wireless Capital LLC,
  Notes,
  3.75%, 05/20/11(f)                                     880,000         897,598
--------------------------------------------------------------------------------
Windstream Georgia Communications Corp.,
  Sr. Unsec. Deb.,
  6.50%, 11/15/13                                      1,678,000       1,681,920
================================================================================
                                                                       3,173,965
================================================================================


INVESTMENT BANKING & BROKERAGE-2.03%

Bear Stearns Cos. LLC (The),
  Sr. Unsec. Unsub. Floating Rate Notes,
  1.51%, 07/19/10(g)                                   3,070,000       3,073,804
--------------------------------------------------------------------------------
Goldman Sachs Group Inc. (The),
  Unsec. Sub. Global Notes,
  6.75%, 10/01/37                                      1,700,000       1,503,286
--------------------------------------------------------------------------------
Jefferies Group Inc.,
  Sr. Unsec. Deb.,
  6.45%, 06/08/27                                        900,000         674,282
--------------------------------------------------------------------------------
  Sr. Unsec. Notes,
  5.88%, 06/08/14                                      4,060,000       3,694,694
--------------------------------------------------------------------------------
Merrill Lynch & Co. Inc.,
  Sr. Unsec. Medium-Term Notes,
  6.88%, 04/25/18                                        860,000         784,915
--------------------------------------------------------------------------------
Morgan Stanley,
  Sr. Unsec. Medium-Term Global Notes,
  6.00%, 05/13/14                                        860,000         876,080
--------------------------------------------------------------------------------
  Series F, Sr. Unsec. Medium-Term Global Notes,
  5.95%, 12/28/17                                      1,660,000       1,598,751
================================================================================
                                                                      12,205,812
================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM BASIC BALANCED FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE-0.92%

Hartford Life Global Funding Trusts,
  Sr. Sec. Unsub. Floating Rate Medium-Term Notes,
  0.92%, 10/15/09(g)                                 $ 1,015,000    $  1,008,780
--------------------------------------------------------------------------------
MetLife Inc.,
  Sr. Unsec. Notes,
  6.75%, 06/01/16                                      1,135,000       1,157,813
--------------------------------------------------------------------------------
  Unsec. Global Notes,
  7.72%, 02/15/19                                      1,385,000       1,481,294
--------------------------------------------------------------------------------
Prudential Financial Inc.,
  Jr. Unsec. Sub. Global Notes,
  8.88%, 06/15/38                                      1,470,000       1,241,846
--------------------------------------------------------------------------------
  Sr. Notes,
  7.38%, 06/15/19                                        655,000         643,975
================================================================================
                                                                       5,533,708
================================================================================


MORTGAGE BACKED SECURITIES-0.39%

U.S. Bank N.A.,
  Sr. Unsec. Medium-Term Global Notes,
  5.92%, 05/25/12                                      2,340,992       2,372,398
================================================================================


MOVIES & ENTERTAINMENT-0.10%

Time Warner Cable Inc.,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  6.75%, 07/01/18                                        590,000         615,419
================================================================================


MULTI-LINE INSURANCE-0.88%

American Financial Group Inc.,
  Sr. Notes,
  9.88%, 06/15/19                                      3,275,000       3,256,888
--------------------------------------------------------------------------------
Liberty Mutual Group Inc.,
  Sr. Unsec. Notes,
  5.75%, 03/15/14(f)                                     730,000         580,175
--------------------------------------------------------------------------------
Nationwide Mutual Insurance Co.,
  Unsec. Sub. Notes,
  5.81%, 12/15/24(f)                                   2,350,000       1,424,464
================================================================================
                                                                       5,261,527
================================================================================


OIL & GAS DRILLING-0.07%

Pride International Inc.,
  Sr. Unsec. Notes,
  8.50%, 06/15/19                                        445,000         441,662
================================================================================


OIL & GAS EXPLORATION & PRODUCTION-0.56%

Anadarko Petroleum Corp.,
  Sr. Unsec. Notes,
  7.63%, 03/15/14                                      1,535,000       1,664,901
--------------------------------------------------------------------------------
EOG Resources Inc.,
  Sr. Unsec. Notes,
  5.63%, 06/01/19                                        500,000         525,093
--------------------------------------------------------------------------------
Petroleos Mexicanos (Mexico),
  Notes,
  8.00%, 05/03/19(f)                                   1,070,000       1,150,544
--------------------------------------------------------------------------------
XTO Energy Inc.,
  Sr. Unsec. Unsub. Notes,
  5.75%, 12/15/13                                         20,000          21,147
================================================================================
                                                                       3,361,685
================================================================================


OTHER DIVERSIFIED FINANCIAL SERVICES-1.21%

Bank of America Corp.,
  Sr. Global Notes,
  7.63%, 06/01/19                                      1,405,000       1,414,182
--------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Medium Term Notes,
  7.38%, 05/15/14                                      1,265,000       1,310,187
--------------------------------------------------------------------------------
General Electric Capital Corp.,
  Sr. Unsec. Unsub. Global Notes,
  5.90%, 05/13/14                                      1,465,000       1,505,960
--------------------------------------------------------------------------------
JPMorgan Chase & Co.,
  Sr. Unsec. Global Notes,
  4.75%, 05/01/13                                      1,280,000       1,308,362
--------------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes,
  6.30%, 04/23/19                                        465,000         474,058
--------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)-
  Series 1999-2, Class A1, Sr. Unsec. Global
  Bonds,
  9.69%, 08/15/09                                        517,000         520,726
--------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust,
  Floating Rate Pass Through Ctfs.,
  1.39% (Acquired 12/07/04-10/23/06; Cost
  $1,609,042)(f)(g)(h)(i)                              1,610,000           5,232
--------------------------------------------------------------------------------
Two-Rock Pass-Through Trust (Bermuda),
  Floating Rate Pass Through Ctfs.,
  1.90% (Acquired 11/10/06; Cost
  $1,596,882)(f)(g)(i)                                 1,595,000           5,184
--------------------------------------------------------------------------------
Windsor Financing LLC,
  Sr. Sec. Gtd. Notes,
  5.88%, 07/15/17(f)                                     845,482         742,105
================================================================================
                                                                       7,285,996
================================================================================


PACKAGED FOODS & MEATS-0.27%

Kraft Foods Inc.,
  Sr. Unsec. Global Notes,
  6.13%, 08/23/18                                         60,000          62,783
--------------------------------------------------------------------------------
  Sr. Unsec. Notes,
  6.88%, 01/26/39                                      1,485,000       1,584,569
================================================================================
                                                                       1,647,352
================================================================================


PROPERTY & CASUALTY INSURANCE-0.19%

Chubb Corp.,
  Sr. Unsec. Notes,
  5.75%, 05/15/18                                        590,000         622,169
--------------------------------------------------------------------------------
Travelers Cos. Inc. (The),
  Sr. Unsec. Global Notes,
  5.90%, 06/02/19                                        530,000         551,136
================================================================================
                                                                       1,173,305
================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM BASIC BALANCED FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------
REGIONAL BANKS-0.21%

PNC Capital Trust C,
  Jr. Unsec. Gtd. Sub. Floating Rate Trust Pfd.
  Capital Securities,
  1.24%, 06/01/28(g)                                 $ 1,175,000    $    669,069
--------------------------------------------------------------------------------
US AgBank FCB-
  Series 1, Notes,
  6.11% (Acquired 03/15/07; Cost $1,405,000)(f)(i)     1,405,000         569,067
================================================================================
                                                                       1,238,136
================================================================================


REINSURANCE-0.06%

Stingray Pass-Through Trust,
  Pass Through Ctfs.,
  5.90%, 01/12/15 (Acquired 01/07/05-07/19/07;
  Cost $2,927,640)(f)                                  3,000,000         360,000
================================================================================


RESEARCH & CONSULTING SERVICES-0.35%

Erac USA Finance Co.,
  Unsec. Gtd. Notes,
  5.80%, 10/15/12(f)                                   2,240,000       2,091,791
================================================================================


RETAIL REIT'S-0.08%

Simon Property Group LP,
  Sr. Unsec. Notes,
  6.75%, 05/15/14                                        485,000         489,003
================================================================================


SOVEREIGN DEBT-0.10%

Brazilian Government International Bond (Brazil),
  Sr. Global Notes,
  5.88%, 01/15/19                                        610,000         619,302
================================================================================


STEEL-0.07%

ArcelorMittal (Luxembourg),
  Sr. Unsec. Unsub. Global Notes,
  9.00%, 02/15/15                                        390,000         411,591
================================================================================


TOBACCO-0.36%

Philip Morris International Inc.,
  Sr. Unsec. Unsub. Global Notes,
  5.65%, 05/16/18                                      2,050,000       2,139,850
================================================================================


TRADING COMPANIES & DISTRIBUTORS-0.19%

GATX Corp.,
  Sr. Notes,
  8.75%, 05/15/14                                      1,100,000       1,140,590
================================================================================


TRUCKING-0.38%

Stagecoach Transport Holdings PLC (The) (United
  Kingdom),
  Sr. Unsec. Unsub. Yankee Notes,
  8.63%, 11/15/09                                      2,300,000       2,304,374
================================================================================
     Total Bonds & Notes (Cost $80,562,698)                           71,309,647
================================================================================



ASSET-BACKED SECURITIES-6.79%

Accredited Mortgage Loan Trust-
  Series 2003-3, Class A3, Floating Rate Pass
  Through Ctfs.,
  0.69%, 01/25/34(g)                                     125,280          71,067
--------------------------------------------------------------------------------
Banc of America Mortgage Securities Inc.-
  Series 2003-D, Class 2A1, Floating Rate Pass
  Through Ctfs.,
  3.91%, 05/25/33(g)                                     411,332         341,133
--------------------------------------------------------------------------------
Bear Stearns Adjustable Rate Mortgage Trust-
  Series 2003-6, Class 1A3, Pass Through Ctfs.,
  4.56%, 08/25/33                                      1,079,589         901,798
--------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities,
  Series 2004-PWR6, Class A6, Pass Through Ctfs.,
  4.83%, 11/11/41                                        235,000         208,757
--------------------------------------------------------------------------------
  Series 2005-PWR8, Class A4, Pass Through Ctfs.,
  4.67%, 06/11/41                                      2,205,000       1,903,959
--------------------------------------------------------------------------------
  Series 2006-PW11, Class A4, Pass Through Ctfs.,
  5.62%, 03/11/39                                      1,465,000       1,261,295
--------------------------------------------------------------------------------
  Series 2006-T24, Class A4, Pass Through Ctfs.,
  5.54%, 10/12/41                                      1,185,000       1,009,603
--------------------------------------------------------------------------------
Chase Issuance Trust,
  Series 2007-A17, Class A, Pass Through Ctfs.,
  5.12%, 10/15/14                                      1,190,000       1,243,982
--------------------------------------------------------------------------------
  Series 2009-A3, Class A3, Pass Through Ctfs.,
  2.40%, 06/17/13                                        525,000         521,516
--------------------------------------------------------------------------------
Citicorp Lease Pass-Through Trust-
  Series 1999-1, Class A2, Pass Through Ctfs.,
  8.04%, 12/15/19(f)                                   6,085,000       5,542,924
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust Inc.-
  Series 2004-UST1, Class A4, Pass Through Ctfs.,
  3.44%, 08/25/34                                      2,256,988       2,072,768
--------------------------------------------------------------------------------
Countrywide
  Asset-Backed Ctfs.-Series 2004-6, Class 2A5,
  Floating Rate Pass Through Ctfs.,
  0.70%, 11/25/34(g)                                     392,776         261,846
--------------------------------------------------------------------------------
Countrywide Home Loan Mortgage Pass Through Trust-
  Series 2004-HYB7, Class 1A2, Pass Through Ctfs.,
  4.38%, 11/20/34                                        751,995         537,163
--------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities
  Corp.,
  Series 2004-AR3, Class 5A1, Pass Through Ctfs.,
  4.19%, 04/25/34                                        544,262         458,406
--------------------------------------------------------------------------------
  Series 2004-AR7, Class 2A1, Pass Through Ctfs.,
  3.98%, 11/25/34                                        726,076         577,090
--------------------------------------------------------------------------------
  Series 2004-C4, Class A6, Pass Through Ctfs.,
  4.69%, 10/15/39                                      2,850,000       2,474,816
--------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp. II-
  Series 2005 GG4, Class A4A, Pass Through Ctfs.,
  4.75%, 07/10/39                                      1,205,000       1,025,739
--------------------------------------------------------------------------------
GSR Mortgage Loan Trust-
  Series 2004-5, Class 2A1, Pass Through Ctfs.,
  3.86%, 05/25/34                                        442,822         321,599
--------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust-
  Series 2009-2, Class A3, Pass Through Ctfs.,
  2.79%, 01/15/13                                        955,000         962,240
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust-
  Series 2001-WM, Class A2, Pass Through Ctfs.,
  6.53%, 07/14/16(f)                                     835,000         859,800
--------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM BASIC BALANCED FUND

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
--------------------------------------------------------------------------------
Master Asset Securitization Trust-
  Series 2003-8, Class 1A1, Pass Through Ctfs.,
  5.50%, 09/25/33                                    $ 2,036,190    $  1,932,656
--------------------------------------------------------------------------------
MLCC Mortgage Investors, Inc.-
  Series 2003-G, Class A1, Floating Rate Pass
  Through Ctfs.,
  0.63%, 01/25/29(g)                                     498,741         335,323
--------------------------------------------------------------------------------
Morgan Stanley Capital I,
  Series 2005-HQ7, Class A4, Pass Through Ctfs.,
  5.21%, 11/14/42                                        645,000         570,040
--------------------------------------------------------------------------------
  Series 2005-T19, Class A4A, Pass Through Ctfs.,
  4.89%, 06/12/47                                      1,500,000       1,318,341
--------------------------------------------------------------------------------
  Series 2008-T29, Class A1, Pass Through Ctfs.,
  6.23%, 01/11/43                                      1,080,438       1,103,608
--------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust-
  Series 2004-6AR, Class 2A2, Pass Through Ctfs.,
  4.02%, 08/25/34                                        346,491         265,205
--------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust-
  Series 2006-B, Class A4, Pass Through Ctfs.,
  5.22%, 11/15/11                                        885,672         902,185
--------------------------------------------------------------------------------
Nomura Asset Acceptance Corp.-
  Series 2005-AR1, Class 2A1, Floating Rate Pass
  Through Ctfs.,
  0.59%, 02/25/35(g)                                      59,840          43,212
--------------------------------------------------------------------------------
Option One Mortgage Securities Corp.-
  Series 2007-4A, Floating Rate Notes,
  0.41%, 04/25/12 (Acquired 05/11/07; Cost
  $839,196)(f)(g)                                        839,196         335,679
--------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance-
  Series 2003-BC3, Class A, Floating Rate Pass
  Through Ctfs.,
  0.66%, 08/25/34(g)                                       8,370           3,046
--------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan Trust,
  Series 2004-3AC, Class A1, Floating Rate Pass
  Through Ctfs.,
  3.98%, 01/25/34(g)                                     774,901         613,781
--------------------------------------------------------------------------------
  Series 2005-1, Class 1A1, Pass Through Ctfs.,
  4.38%, 02/25/35                                        345,882         205,883
--------------------------------------------------------------------------------
Structured Asset Securities Corp.,
  Series 2003-37A, Class 7A, Pass Through Ctfs.,
  4.49%, 12/25/33                                        227,042         167,454
--------------------------------------------------------------------------------
  Series 2004-2AC, Class A1, Floating Rate Pass
  Through Ctfs.,
  4.03%, 02/25/34(g)                                   1,395,338       1,148,722
--------------------------------------------------------------------------------
  Series 2007-OSI, Class A2, Floating Rate Pass
  Through Ctfs.,
  0.40%, 06/25/37(g)                                   1,686,378       1,245,495
--------------------------------------------------------------------------------
USAA Auto Owner Trust,
  Series 2006-2, Class A4, Pass Through Ctfs.,
  5.37%, 02/15/12                                        911,328         935,799
--------------------------------------------------------------------------------
  Series 2009-1, Class A3, Pass Through Ctfs.,
  3.02%, 06/17/13                                      1,550,000       1,569,434
--------------------------------------------------------------------------------
Vanderbilt Mortgage Finance-
  Series 2002-B, Class A4, Pass Through Ctfs.,
  5.84%, 02/07/26                                      1,048,919         949,553
--------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust-
  Series 2005-C18, Class A4, Pass Through Ctfs.,
  4.94%, 04/15/42                                      1,600,000       1,370,205
--------------------------------------------------------------------------------
  Series 2005-C21, Class A4, Pass Through Ctfs.,
  5.38%, 10/15/44                                        150,000         136,012
--------------------------------------------------------------------------------
WaMu Mortgage Pass Through Ctfs.-
  Series 2003-AR8, Class A, Floating Rate,
  4.11%, 08/25/33(g)                                   1,660,372       1,447,462
--------------------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust-
  Series 2004-Z, Class 2A1, Floating Rate Pass
  Through Ctfs.,
  4.57%, 12/25/34(g)                                   1,864,651       1,640,794
================================================================================
     Total Asset-Backed Securities (Cost
       $45,515,479)                                                   40,797,390
================================================================================


                                                        SHARES

PREFERRED STOCKS-1.83%

OFFICE SERVICES & SUPPLIES-1.68%

Pitney Bowes International Holdings Inc.-
  Series D,
  4.85% Pfd.                                                 102      10,111,712
================================================================================


SPECIALIZED FINANCE-0.15%

Agfirst Farm Credit Bank-
  Class B,
  6.59% Pfd. (Acquired 06/05/07; Cost
  $1,485,000)(f)                                       1,485,000         883,738
================================================================================
     Total Preferred Stocks (Cost $11,318,737)                        10,995,450
================================================================================


                                                      PRINCIPAL
                                                        AMOUNT

U.S. TREASURY NOTES-0.48%

3.50%, 08/15/09                                      $   550,000         560,441
--------------------------------------------------------------------------------
3.25%, 12/31/09                                        2,300,000       2,332,883
================================================================================
     Total U.S. Treasury Notes (Cost $2,900,078)                       2,893,324
================================================================================


MUNICIPAL OBLIGATION-0.20%

California (State of) Industry Urban Development
  Agency (Project No. 3);
  Series 2003, Taxable Allocation RB,
  (INS-National Public Finance Guarantee Corp.)
  6.10%, 05/01/24 (Cost $1,497,522)(j)                 1,460,000       1,202,646
================================================================================


                                                        SHARES

MONEY MARKET FUNDS-1.39%

Liquid Assets Portfolio-Institutional Class(k)         4,176,267       4,176,267
--------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(k)               4,176,267       4,176,267
================================================================================
     Total Money Market Funds (Cost $8,352,534)                        8,352,534
================================================================================
TOTAL INVESTMENTS-106.91% (Cost $752,482,208)                        642,480,229
================================================================================
OTHER ASSETS LESS LIABILITIES-(6.91)%                                (41,529,522)
================================================================================
NET ASSETS-100.00%                                                  $600,950,707
________________________________________________________________________________
================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM BASIC BALANCED FUND

Investment Abbreviations:

ADR     - American Depositary Receipt
Ctfs.   - Certificates
Deb.    - Debentures
Gtd.    - Guaranteed
INS     - Insurer
Jr.     - Junior
Pfd.    - Preferred
RB      - Revenue Bonds
REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c)   Security purchased on forward commitment basis.
(d)   This security is subject to dollar roll transactions. See Note 1I.
(e) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1M and Note 4.
(f) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2009 was $20,450,564, which represented 3.40% of the Fund's Net Assets.
(g) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2009.
(h) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The market value of this security at June 30, 2009 represented less than 0.01% of the Fund's Net Assets.
(i)   Perpetual bond with no specified maturity date.
(j) Principal and/or interest payments are secured by the bond insurance company listed.
(k) The money market fund and the Fund are affiliated by having the same investment advisor.

PORTFOLIO COMPOSITION

By security type, based on Total Investments as of June 30, 2009



-------------------------------------------------------------------------
Common Stocks & Other Equity Interests                               66.4%
-------------------------------------------------------------------------
U.S. Government Sponsored Mortgage-Backed Securities                 12.4
-------------------------------------------------------------------------
U.S. Dollar Denominated Bonds & Notes                                11.1
-------------------------------------------------------------------------
Asset-Backed Securities                                               6.4
-------------------------------------------------------------------------
Preferred Stocks                                                      1.7
-------------------------------------------------------------------------
U.S. Treasury Securities                                              0.5
-------------------------------------------------------------------------
Municipal Obligations                                                 0.2
-------------------------------------------------------------------------
Money Market Funds                                                    1.3
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM BASIC BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $744,129,673)                           $  634,127,695
----------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost          8,352,534
==================================================================================
     Total investments, at value (Cost $752,482,208)                   642,480,229
==================================================================================
Cash                                                                        24,788
----------------------------------------------------------------------------------
Foreign currencies, at value (Cost $245,327)                               257,012
----------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                       6,612,338
----------------------------------------------------------------------------------
  Collateral for credit default swap agreements                            300,000
----------------------------------------------------------------------------------
  Variation margin                                                          31,535
----------------------------------------------------------------------------------
  Fund shares sold                                                         501,070
----------------------------------------------------------------------------------
  Dividends and Interest                                                 1,689,171
----------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans          193,135
----------------------------------------------------------------------------------
Other assets                                                                11,526
==================================================================================
     Total assets                                                      652,100,804
__________________________________________________________________________________
==================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                 45,501,072
----------------------------------------------------------------------------------
  Credit default swap agreements close-out                               2,509,127
----------------------------------------------------------------------------------
  Fund shares reacquired                                                 1,739,931
----------------------------------------------------------------------------------
  Accrued fees to affiliates                                               687,150
----------------------------------------------------------------------------------
  Accrued other operating expenses                                         302,150
----------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                         410,667
==================================================================================
     Total liabilities                                                  51,150,097
==================================================================================
Net assets applicable to shares outstanding                         $  600,950,707
__________________________________________________________________________________
==================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $1,345,884,988
----------------------------------------------------------------------------------
Undistributed net investment income                                     (1,173,456)
----------------------------------------------------------------------------------
Undistributed net realized gain (loss)                                (633,477,824)
----------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                (110,283,001)
==================================================================================
                                                                    $  600,950,707
__________________________________________________________________________________
==================================================================================



NET ASSETS:

Class A                                                             $  354,437,305
__________________________________________________________________________________
==================================================================================
Class B                                                             $   64,901,424
__________________________________________________________________________________
==================================================================================
Class C                                                             $   60,543,287
__________________________________________________________________________________
==================================================================================
Class R                                                             $    5,547,058
__________________________________________________________________________________
==================================================================================
Class Y                                                             $      973,091
__________________________________________________________________________________
==================================================================================
Investor Class                                                      $  114,202,634
__________________________________________________________________________________
==================================================================================
Institutional Class                                                 $      345,908
__________________________________________________________________________________
==================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                                                 41,678,344
__________________________________________________________________________________
==================================================================================
Class B                                                                  7,647,713
__________________________________________________________________________________
==================================================================================
Class C                                                                  7,129,545
__________________________________________________________________________________
==================================================================================
Class R                                                                    652,685
__________________________________________________________________________________
==================================================================================
Class Y                                                                    114,480
__________________________________________________________________________________
==================================================================================
Investor Class                                                          13,432,068
__________________________________________________________________________________
==================================================================================
Institutional Class                                                         40,720
__________________________________________________________________________________
==================================================================================
Class A:
  Net asset value per share                                         $         8.50
----------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $8.50 divided by 94.50%)                   $         8.99
__________________________________________________________________________________
==================================================================================
Class B:
  Net asset value and offering price per share                      $         8.49
__________________________________________________________________________________
==================================================================================
Class C:
  Net asset value and offering price per share                      $         8.49
__________________________________________________________________________________
==================================================================================
Class R:
  Net asset value and offering price per share                      $         8.50
__________________________________________________________________________________
==================================================================================
Class Y:
  Net asset value and offering price per share                      $         8.50
__________________________________________________________________________________
==================================================================================
Investor Class:
  Net asset value and offering price per share                      $         8.50
__________________________________________________________________________________
==================================================================================
Institutional Class:
  Net asset value and offering price per share                      $         8.49
__________________________________________________________________________________
==================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM BASIC BALANCED FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Interest                                                                            $  5,890,208
------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $182,033)                               4,830,071
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $233,055)                                                                           330,498
================================================================================================
     Total investment income                                                          11,050,777
================================================================================================


EXPENSES:

Advisory fees                                                                          1,524,518
------------------------------------------------------------------------------------------------
Administrative services fees                                                              94,749
------------------------------------------------------------------------------------------------
Custodian fees                                                                            94,773
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                411,653
------------------------------------------------------------------------------------------------
  Class B                                                                                336,119
------------------------------------------------------------------------------------------------
  Class C                                                                                283,098
------------------------------------------------------------------------------------------------
  Class R                                                                                 12,461
------------------------------------------------------------------------------------------------
  Investor Class                                                                         132,526
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R, Y and Investor                                      1,422,560
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                         155
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 22,737
------------------------------------------------------------------------------------------------
Other                                                                                    365,224
================================================================================================
     Total expenses                                                                    4,700,573
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (37,131)
================================================================================================
     Net expenses                                                                      4,663,442
================================================================================================
Net investment income                                                                  6,387,335
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains (losses) from securities sold to
     affiliates of $(375,640))                                                       (69,904,269)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                       3,291
------------------------------------------------------------------------------------------------
  Futures contracts                                                                     (643,553)
------------------------------------------------------------------------------------------------
  Swap agreements                                                                       (413,774)
================================================================================================
                                                                                     (70,958,305)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                              115,700,694
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      13,208
------------------------------------------------------------------------------------------------
  Futures contracts                                                                     (292,632)
------------------------------------------------------------------------------------------------
  Swap agreements                                                                      1,297,729
================================================================================================
                                                                                     116,718,999
================================================================================================
Net realized and unrealized gain                                                      45,760,694
================================================================================================
Net increase in net assets resulting from operations                                $ 52,148,029
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM BASIC BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                            JUNE 30,       DECEMBER 31,
                                                                              2009             2008
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $  6,387,335    $   25,917,799
--------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                 (70,958,305)      (82,553,000)
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                     116,718,999      (378,942,009)
========================================================================================================
     Net increase (decrease) in net assets resulting from operations        52,148,029      (435,577,210)
========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                   (4,341,126)      (17,639,389)
--------------------------------------------------------------------------------------------------------
  Class B                                                                     (633,969)       (3,709,880)
--------------------------------------------------------------------------------------------------------
  Class C                                                                     (543,015)       (2,528,530)
--------------------------------------------------------------------------------------------------------
  Class R                                                                      (60,192)         (240,312)
--------------------------------------------------------------------------------------------------------
  Class Y                                                                      (10,823)           (9,099)
--------------------------------------------------------------------------------------------------------
  Investor Class                                                            (1,395,635)       (5,733,410)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                           (5,006)          (15,857)
========================================================================================================
     Total distributions from net investment income                         (6,989,766)      (29,876,477)
========================================================================================================
Share transactions-net:
  Class A                                                                  (23,514,325)      (68,034,482)
--------------------------------------------------------------------------------------------------------
  Class B                                                                  (18,406,928)      (91,214,950)
--------------------------------------------------------------------------------------------------------
  Class C                                                                   (5,082,382)      (24,174,236)
--------------------------------------------------------------------------------------------------------
  Class R                                                                       11,269        (2,106,835)
--------------------------------------------------------------------------------------------------------
  Class Y                                                                      326,086           717,148
--------------------------------------------------------------------------------------------------------
  Investor Class                                                            (6,726,211)      (30,301,669)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                            2,427        (5,993,765)
========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                        (53,390,064)     (221,108,789)
========================================================================================================
     Net increase (decrease) in net assets                                  (8,231,801)     (686,562,476)
========================================================================================================


NET ASSETS:

  Beginning of period                                                      609,182,508     1,295,744,984
========================================================================================================
  End of period (includes undistributed net investment income of
     $(1,173,456) and $(571,025), respectively)                           $600,950,707    $  609,182,508
________________________________________________________________________________________________________
========================================================================================================




NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Basic Balanced Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is long-term growth of capital and current income.

  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


14        AIM BASIC BALANCED FUND

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.


15        AIM BASIC BALANCED FUND

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS -- The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

        In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

        Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

        At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

        Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

        Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month

16        AIM BASIC BALANCED FUND
      or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

J. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

L. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The maximum risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M. FUTURES CONTRACTS -- The Fund may enter into futures contracts to manage exposure to interest rate and equity price movements and currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying instrument for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

N. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

        Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

        A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the

17        AIM BASIC BALANCED FUND
      reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund's exposure to the counterparty.

        Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

        Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain
      (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain
      (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.

O. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $150 million                                           0.65%
-------------------------------------------------------------------
Next $1.85 billion                                           0.50%
-------------------------------------------------------------------
Next $2 billion                                              0.45%
-------------------------------------------------------------------
Next $2 billion                                              0.40%
-------------------------------------------------------------------
Next $2 billion                                              0.375%
-------------------------------------------------------------------
Over $8 billion                                              0.35%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Effective July 1, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00% and 1.75% of average daily net assets, respectively, through at least June 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.


18        AIM BASIC BALANCED FUND

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $16,960.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $1,260.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2009, IADI advised the Fund that IADI retained $23,426 in front-end sales commissions from the sale of Class A shares and $0, $53,664, $2,285 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                               LEVEL 1          LEVEL 2         LEVEL 3           TOTAL
--------------------------------------------------------------------------------------------------------------------------
Equity Securities                                           $407,869,570     $ 27,557,571     $10,111,712     $445,538,853
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities                                              --        2,893,324              --        2,893,324
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Sponsored Agency Securities                           --       79,854,631              --       79,854,631
--------------------------------------------------------------------------------------------------------------------------
Corporate Debt Securities                                             --       71,574,083              --       71,574,083
--------------------------------------------------------------------------------------------------------------------------
Asset Backed Securities                                               --       40,797,390              --       40,797,390
--------------------------------------------------------------------------------------------------------------------------
Municipal Obligations                                                 --        1,202,646              --        1,202,646
--------------------------------------------------------------------------------------------------------------------------
Foreign Government Debt Securities                                    --          619,302              --          619,302
==========================================================================================================================
                                                                                                               642,480,229
==========================================================================================================================
Other Investments*                                              (304,259)              --              --         (304,259)
==========================================================================================================================
  Total Investments                                         $407,565,311     $224,498,947     $10,111,712     $642,175,970
__________________________________________________________________________________________________________________________
==========================================================================================================================



* Other Investments include futures, which are included at unrealized appreciation (depreciation).


19        AIM BASIC BALANCED FUND

NOTE 4--DERIVATIVE INVESTMENTS

Effective with the beginning of the Fund's fiscal year, the Fund has adopted the provisions of FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The adoption of this provision has no impact on the results of operations reported in the financial statements.

VALUE OF DERIVATIVE INSTRUMENTS AT PERIOD-END

The Table below summarizes the value of the Fund's derivative instruments, detailed by primary risk exposure, held as of June 30, 2009:

                                                                                       VALUE
                                                                              -----------------------
RISK EXPOSURE/DERIVATIVE TYPE                                                  ASSETS     LIABILITIES
-----------------------------------------------------------------------------------------------------
Credit risk
  Swap agreements(a)                                                          $    --     $(2,509,127)
=====================================================================================================
Interest rate risk
  Futures contracts(b)                                                         25,503        (329,762)
=====================================================================================================
                                                                              $25,503     $(2,838,889)
_____________________________________________________________________________________________________
=====================================================================================================



(a) Values are disclosed on the Statement of Assets and Liabilities under Credit default swap agreements close-out. Contracts were closed upon the declaration of bankruptcy by Lehman Brothers Holdings Inc. on September 15, 2008. The Fund had $2,150,309 of securities pledged as collateral and $300,000 cash collateral to be returned to the Fund on settlement of the contracts.
(b) Includes cumulative appreciation (depreciation) of futures contracts. Only current day's variation margin receivable is reported within the Statement of Assets & Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS FOR THE SIX MONTHS ENDED JUNE 30, 2009
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

                                                                          LOCATION OF GAIN (LOSS) ON
                                                                            STATEMENT OF OPERATIONS
                                                                        ------------------------------
                                                                         FUTURES*     SWAP AGREEMENTS*
------------------------------------------------------------------------------------------------------
Realized Gain (Loss)
  Interest rate risk                                                    $(643,553)       $       --
------------------------------------------------------------------------------------------------------
  Credit risk                                                                  --          (413,774)
------------------------------------------------------------------------------------------------------
Change in Unrealized Appreciation (Depreciation)
  Interest rate risk                                                     (292,632)               --
------------------------------------------------------------------------------------------------------
  Credit risk                                                                  --         1,297,729
======================================================================================================
Total                                                                   $(936,185)       $  883,955
______________________________________________________________________________________________________
======================================================================================================



* The average value outstanding of futures and swap agreements during the period was $4,057,477 and $35,871,667, respectively.

FUTURES CONTRACTS

                                                   OPEN FUTURES CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               UNREALIZED
                                                      NUMBER OF            MONTH/                             APPRECIATION
CONTRACT                                              CONTRACTS          COMMITMENT             VALUE        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                               128         September-2009/Long     $27,676,000        $ (53,414)
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                79         September-2009/Long       9,062,781           18,447
===========================================================================================================================
  Subtotal                                                                                   $36,738,781        $ (34,967)
===========================================================================================================================
U.S. Treasury 10 Year Notes                              197        September-2009/Short      22,904,328         (210,823)
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Long Bonds                                  32        September-2009/Short       3,787,500          (58,469)
===========================================================================================================================
  Subtotal                                                                                   $26,691,828        $(269,292)
===========================================================================================================================
     Total Futures Contracts                                                                                    $(304,259)
___________________________________________________________________________________________________________________________
===========================================================================================================================



NOTE 5--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2009, the Fund engaged in securities purchases of $2,485,145 and securities sales of $1,119,406, which resulted in net realized gains (losses) of $(375,640).


20        AIM BASIC BALANCED FUND

NOTE 6--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2009, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $18,911.

NOTE 7--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $2,187 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 8--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of December 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2009                                                                  $473,602,063
-----------------------------------------------------------------------------------------------
December 31, 2016                                                                    74,369,782
===============================================================================================
Total capital loss carryforward                                                    $547,971,845
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $137,783,006 and $172,784,649 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                         $  38,413,018
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                        (162,741,646)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                $(124,328,628)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $766,808,857.




21        AIM BASIC BALANCED FUND

NOTE 11--SHARE INFORMATION


                                                                                SUMMARY OF SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                    YEAR ENDED
                                                                JUNE 30, 2009(a)                DECEMBER 31, 2008
                                                          ---------------------------     -----------------------------
                                                            SHARES          AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                  1,358,163     $ 10,436,622       3,151,136     $  34,378,431
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                    353,825        2,695,825         860,761         9,483,004
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                    265,556        2,018,637         604,814         6,615,109
-------------------------------------------------------------------------------------------------------------------------------
  Class R                                                     80,497          619,778         252,311         2,873,158
-------------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                  53,544          437,756          74,805           716,446
-------------------------------------------------------------------------------------------------------------------------------
  Investor Class                                             525,927        4,021,101       1,467,355        15,341,044
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          5,529           38,213          15,500           191,503
===============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                    543,699        4,043,467       1,650,716        16,477,781
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     82,951          606,107         350,099         3,508,213
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                     66,696          489,956         231,834         2,286,849
-------------------------------------------------------------------------------------------------------------------------------
  Class R                                                      8,102           60,192          24,373           240,303
-------------------------------------------------------------------------------------------------------------------------------
  Class Y                                                      1,252            9,406           1,147             8,725
-------------------------------------------------------------------------------------------------------------------------------
  Investor Class                                             180,334        1,341,244         549,019         5,495,664
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            669            5,006           1,618            15,857
===============================================================================================================================
Automatic conversion of Class B shares to Class A
  shares:
  Class A                                                  1,696,391       12,906,476       4,957,172        55,310,388
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                 (1,700,889)     (12,906,476)     (4,988,510)      (55,310,388)
===============================================================================================================================
Reacquired:
  Class A(b)                                              (6,742,980)     (50,900,890)    (15,949,696)     (174,201,082)
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                                 (1,190,359)      (8,802,384)     (4,328,199)      (48,895,779)
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                                 (1,014,391)      (7,590,975)     (3,080,195)      (33,076,194)
-------------------------------------------------------------------------------------------------------------------------------
  Class R                                                    (86,218)        (668,701)       (452,969)       (5,220,296)
-------------------------------------------------------------------------------------------------------------------------------
  Class Y                                                    (15,243)        (121,076)         (1,025)           (8,023)
-------------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                       (1,587,650)     (12,088,556)     (4,805,049)      (51,138,377)
-------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (6,536)         (40,792)       (480,349)       (6,201,125)
===============================================================================================================================
     Net increase (decrease) in share activity            (7,121,131)    $(53,390,064)    (19,893,332)    $(221,108,789)
_______________________________________________________________________________________________________________________________
===============================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class into Class Y shares of the Fund:

     CLASS                                                                        SHARES        AMOUNT
     --------------------------------------------------------------------------------------------------
     Class Y                                                                      73,651      $ 705,581
     --------------------------------------------------------------------------------------------------
     Class A                                                                     (67,736)      (648,909)
     --------------------------------------------------------------------------------------------------
     Investor Class                                                               (5,915)       (56,672)
     __________________________________________________________________________________________________
     ==================================================================================================





22        AIM BASIC BALANCED FUND

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                 NET GAINS
                                                  (LOSSES)
                          NET ASSET            ON SECURITIES             DIVIDENDS DISTRIBUTIONS
                            VALUE,      NET        (BOTH     TOTAL FROM  FROM NET     FROM NET
                          BEGINNING INVESTMENT  REALIZED AND INVESTMENT INVESTMENT    REALIZED       TOTAL     NET ASSET VALUE,
                          OF PERIOD   INCOME    UNREALIZED)  OPERATIONS   INCOME       GAINS     DISTRIBUTIONS   END OF PERIOD
-------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09   $ 7.83     $0.09(c)    $ 0.68      $ 0.77     $(0.10)      $   --        $(0.10)        $ 8.50
Year ended 12/31/08          13.27      0.32(c)     (5.38)      (5.06)     (0.38)          --         (0.38)          7.83
Year ended 12/31/07          13.26      0.29(c)      0.04        0.33      (0.32)          --         (0.32)         13.27
Year ended 12/31/06          12.25      0.24(c)      1.05        1.29      (0.28)          --         (0.28)         13.26
Year ended 12/31/05          11.86      0.16         0.41        0.57      (0.18)          --         (0.18)         12.25
Year ended 12/31/04          11.50      0.08         0.71        0.79      (0.10)       (0.33)        (0.43)         11.86
-------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09     7.82      0.06(c)      0.68        0.74      (0.07)          --         (0.07)          8.49
Year ended 12/31/08          13.24      0.24(c)     (5.37)      (5.13)     (0.29)          --         (0.29)          7.82
Year ended 12/31/07          13.23      0.19(c)      0.04        0.23      (0.22)          --         (0.22)         13.24
Year ended 12/31/06          12.22      0.15(c)      1.04        1.19      (0.18)          --         (0.18)         13.23
Year ended 12/31/05          11.84      0.08         0.40        0.48      (0.10)          --         (0.10)         12.22
Year ended 12/31/04          11.49      0.01         0.69        0.70      (0.02)       (0.33)        (0.35)         11.84
-------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09     7.82      0.06(c)      0.68        0.74      (0.07)          --         (0.07)          8.49
Year ended 12/31/08          13.25      0.24(c)     (5.38)      (5.14)     (0.29)          --         (0.29)          7.82
Year ended 12/31/07          13.24      0.19(c)      0.04        0.23      (0.22)          --         (0.22)         13.25
Year ended 12/31/06          12.23      0.15(c)      1.04        1.19      (0.18)          --         (0.18)         13.24
Year ended 12/31/05          11.85      0.08         0.40        0.48      (0.10)          --         (0.10)         12.23
Year ended 12/31/04          11.49      0.01         0.70        0.71      (0.02)       (0.33)        (0.35)         11.85
-------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09     7.83      0.08(c)      0.68        0.76      (0.09)          --         (0.09)          8.50
Year ended 12/31/08          13.26      0.29(c)     (5.37)      (5.08)     (0.35)          --         (0.35)          7.83
Year ended 12/31/07          13.25      0.26(c)      0.04        0.30      (0.29)          --         (0.29)         13.26
Year ended 12/31/06          12.24      0.21(c)      1.05        1.26      (0.25)          --         (0.25)         13.25
Year ended 12/31/05          11.87      0.13         0.40        0.53      (0.16)          --         (0.16)         12.24
Year ended 12/31/04(e)       11.61      0.05         0.60        0.65      (0.06)       (0.33)        (0.39)         11.87
-------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09     7.83      0.10(c)      0.68        0.78      (0.11)          --         (0.11)          8.50
Year ended 12/31/08(e)        9.58      0.06(c)     (1.69)      (1.63)     (0.12)          --         (0.12)          7.83
-------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 06/30/09     7.83      0.09(c)      0.68        0.77      (0.10)          --         (0.10)          8.50
Year ended 12/31/08          13.27      0.32(c)     (5.38)      (5.06)     (0.38)          --         (0.38)          7.83
Year ended 12/31/07          13.26      0.29(c)      0.04        0.33      (0.32)          --         (0.32)         13.27
Year ended 12/31/06          12.25      0.24(c)      1.05        1.29      (0.28)          --         (0.28)         13.26
Year ended 12/31/05(e)       11.97      0.09         0.30        0.39      (0.11)          --         (0.11)         12.25
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09     7.82      0.12(c)      0.68        0.80      (0.13)          --         (0.13)          8.49
Year ended 12/31/08          13.26      0.37(c)     (5.38)      (5.01)     (0.43)          --         (0.43)          7.82
Year ended 12/31/07          13.25      0.34(c)      0.04        0.38      (0.37)          --         (0.37)         13.26
Year ended 12/31/06          12.24      0.30(c)      1.05        1.35      (0.34)          --         (0.34)         13.25
Year ended 12/31/05          11.86      0.22         0.40        0.62      (0.24)          --         (0.24)         12.24
Year ended 12/31/04(e)       11.61      0.10         0.61        0.71      (0.13)       (0.33)        (0.46)         11.86
_______________________________________________________________________________________________________________________________
===============================================================================================================================

                                                       RATIO OF         RATIO OF
                                                       EXPENSES         EXPENSES
                                                      TO AVERAGE     TO AVERAGE NET RATIO OF NET
                                                      NET ASSETS     ASSETS WITHOUT  INVESTMENT
                                      NET ASSETS,  WITH FEE WAIVERS   FEE WAIVERS      INCOME
                            TOTAL    END OF PERIOD  AND/OR EXPENSES AND/OR EXPENSES  TO AVERAGE   PORTFOLIO
                          RETURN(a) (000S OMITTED)     ABSORBED         ABSORBED     NET ASSETS  TURNOVER(b)
------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09    10.06%    $354,437          1.49%(d)         1.50%(d)      2.42%(d)      27%
Year ended 12/31/08         (38.72)     351,046          1.20             1.20          2.86          50
Year ended 12/31/07           2.46      676,945          1.08             1.08          2.14          44
Year ended 12/31/06          10.67      788,003          1.14             1.14          1.93          38
Year ended 12/31/05           4.85      817,588          1.14             1.14          1.59          90
Year ended 12/31/04           6.89       68,951          1.47             1.49          0.73          64
------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09     9.67       64,901          2.24(d)          2.25(d)       1.67(d)       27
Year ended 12/31/08         (39.14)      78,959          1.95             1.95          2.11          50
Year ended 12/31/07           1.69      241,041          1.83             1.83          1.39          44
Year ended 12/31/06           9.86      358,655          1.89             1.89          1.18          38
Year ended 12/31/05           4.04      517,032          1.88             1.88          0.85          90
Year ended 12/31/04           6.12       79,968          2.12             2.14          0.08          64
------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09     9.67       60,543          2.24(d)          2.25(d)       1.67(d)       27
Year ended 12/31/08         (39.18)      61,102          1.95             1.95          2.11          50
Year ended 12/31/07           1.69      133,222          1.83             1.83          1.39          44
Year ended 12/31/06           9.86      163,630          1.89             1.89          1.18          38
Year ended 12/31/05           4.04      194,027          1.88             1.88          0.85          90
Year ended 12/31/04           6.21       27,729          2.12             2.14          0.08          64
------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09     9.93        5,547          1.74(d)          1.75(d)       2.17(d)       27
Year ended 12/31/08         (38.83)       5,090          1.45             1.45          2.61          50
Year ended 12/31/07           2.20       10,959          1.33             1.33          1.89          44
Year ended 12/31/06          10.40        7,293          1.39             1.39          1.68          38
Year ended 12/31/05           4.47        6,684          1.38             1.38          1.35          90
Year ended 12/31/04(e)        5.68           19          1.62(f)          1.64(f)       0.58(f)       64
------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09    10.20          973          1.24(d)          1.25(d)       2.67(d)       27
Year ended 12/31/08(e)      (16.96)         587          1.11(f)          1.11(f)       2.95(f)       50
------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Six months ended 06/30/09    10.06      114,203          1.49(d)          1.50(d)       2.42(d)       27
Year ended 12/31/08         (38.72)     112,077          1.20             1.20          2.86          50
Year ended 12/31/07           2.46      226,893          1.08             1.08          2.14          44
Year ended 12/31/06          10.67      288,522          1.14             1.14          1.93          38
Year ended 12/31/05(e)        3.28      344,015          1.10(f)          1.10(f)       1.63(f)       90
------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09    10.39          346          0.83(d)          0.84(d)       3.08(d)       27
Year ended 12/31/08         (38.44)         321          0.73             0.73          3.33          50
Year ended 12/31/07           2.89        6,685          0.69             0.69          2.53          44
Year ended 12/31/06          11.22          149          0.68             0.68          2.39          38
Year ended 12/31/05           5.28           34          0.67             0.67          2.06          90
Year ended 12/31/04(e)        6.15           11          0.93(f)          0.95(f)       1.27(f)       64
____________________________________________________________________________________________________________
============================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)  Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $332,052, $67,781, $57,089, $5,026, $701, $106,899 and $313 for Class A,
     Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e) Commencement date of April 30, 2004, October 3, 2008, July 15, 2005 and April 30, 2004 for Class R, Class Y, Investor Class and Institutional Class shares, respectively
(f)  Annualized.


23        AIM BASIC BALANCED FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,100.60       $ 7.76      $1,017.41       $ 7.45       1.49%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,096.70        11.65       1,013.69        11.18       2.24
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,096.70        11.65       1,013.69        11.18       2.24
---------------------------------------------------------------------------------------------------
        R            1,000.00       1,099.30         9.06       1,016.17         8.70       1.74
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,102.00         6.46       1,018.65         6.21       1.24
---------------------------------------------------------------------------------------------------
    Investor         1,000.00       1,100.60         7.76       1,017.41         7.45       1.49
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


24        AIM BASIC BALANCED FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM     policies, strategies and limitations of      provided at their meetings throughout the
Funds Group is required under the            these funds.                                 year as part of their ongoing oversight of
Investment Company Act of 1940 to approve                                                 the Fund, and did not identify any
annually the renewal of the AIM Basic           In addition to their meetings             particular factor that was controlling.
Balanced Fund (the Fund) investment          throughout the year, the Sub-Committees      Each Trustee may have evaluated the
advisory agreement with Invesco Aim          meet at designated contract renewal          information provided differently from
Advisors, Inc. (Invesco Aim) and the         meetings each year to conduct an in-depth    another Trustee and attributed different
Master Intergroup Sub-Advisory Contract      review of the performance, fees, expenses    weight to the various factors. The
for Mutual Funds (the sub-advisory           and other matters related to their           Trustees recognized that the advisory
contracts) with Invesco Asset Management     assigned funds. During the contract          arrangements and resulting advisory fees
Deutschland GmbH, Invesco Asset Management   renewal process, the Trustees receive        for the Fund and the other AIM Funds are
Limited, Invesco Asset Management (Japan)    comparative performance and fee data         the result of years of review and
Limited, Invesco Australia Limited,          regarding the AIM Funds prepared by an       negotiation between the Trustees and
Invesco Global Asset Management (N.A.),      independent company, Lipper, Inc.            Invesco Aim, that the Trustees may focus
Inc., Invesco Hong Kong Limited, Invesco     (Lipper), under the direction and            to a greater extent on certain aspects of
Institutional (N.A.), Inc., Invesco Senior   supervision of the Senior Officer who also   these arrangements in some years than in
Secured Management, Inc. and Invesco         prepares a separate analysis of this         others, and that the Trustees'
Trimark Ltd. (collectively, the Affiliated   information for the Trustees. Each           deliberations and conclusions in a
Sub-Advisers). During contract renewal       Sub-Committee then makes recommendations     particular year may be based in part on
meetings held on June 16-17, 2009, the       to the Investments Committee regarding the   their deliberations and conclusions
Board as a whole, and the disinterested or   fees and expenses of their assigned funds.   regarding these same arrangements
"independent" Trustees voting separately,    The Investments Committee considers each     throughout the year and in prior years.
approved the continuance of the Fund's       Sub-Committee's recommendations and makes
investment advisory agreement and the        its own recommendations regarding the fees      The discussion below serves as a
sub-advisory contracts for another year,     and expenses of the AIM Funds to the full    summary of the Senior Officer's
effective July 1, 2009. In doing so, the     Board. The Investments Committee also        independent written evaluation with
Board determined that the Fund's             considers each Sub-Committee's               respect to the Fund's investment advisory
investment advisory agreement and the        recommendations in making its annual         agreement as well as a discussion of the
sub-advisory contracts are in the best       recommendation to the Board whether to       material factors and related conclusions
interests of the Fund and its shareholders   approve the continuance of each AIM Fund's   that formed the basis for the Board's
and that the compensation to Invesco Aim     investment advisory agreement and            approval of the Fund's investment advisory
and the Affiliated Sub-Advisers under the    sub-advisory contracts for another year.     agreement and sub-advisory contracts.
Fund's investment advisory agreement and                                                  Unless otherwise stated, information set
sub-advisory contracts is fair and              The independent Trustees met separately   forth below is as of June 17, 2009, and
reasonable.                                  during their evaluation of the Fund's        does not reflect any changes that may have
                                             investment advisory agreement and            occurred since that date, including but
THE BOARD'S FUND EVALUATION PROCESS          sub-advisory contracts with independent      not limited to changes to the Fund's
                                             legal counsel. The independent Trustees      performance, advisory fees, expense
The Board's Investments Committee has        were also assisted in their annual           limitations and/or fee waivers.
established three Sub-Committees that are    evaluation of the Fund's investment
responsible for overseeing the management    advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
of a number of the series portfolios of      One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
the AIM Funds. This SubCommittee structure   is to manage the process by which the AIM
permits the Trustees to focus on the         Funds' proposed management fees are             A. Nature, Extent and Quality of
performance of the AIM Funds that have       negotiated during the annual contract              Services Provided by Invesco Aim
been assigned to them. The Sub-Committees    renewal process to ensure that they are
meet throughout the year to review the       negotiated in a manner that is at arms'      The Board reviewed the advisory services
performance of their assigned funds, and     length and reasonable. Accordingly, the      provided to the Fund by Invesco Aim under
the Sub-Committees review monthly and        Senior Officer must either supervise a       the Fund's investment advisory agreement,
quarterly comparative performance            competitive bidding process or prepare an    the performance of Invesco Aim in
information and periodic asset flow data     independent written evaluation. The Senior   providing these services, and the
for their assigned funds. These materials    Officer recommended that an independent      credentials and experience of the officers
are prepared under the direction and         written evaluation be provided and, at the   and employees of Invesco Aim who provide
supervision of the independent Senior        direction of the Board, prepared an          these services. The Board's review of the
Officer, an officer of the AIM Funds who     independent written evaluation.              qualifications of Invesco Aim to provide
reports directly to the independent                                                       these services included the Board's
Trustees. Over the course of each year,         During the annual contract renewal        consideration of Invesco Aim's portfolio
the Sub-Committees meet with portfolio       process, the Board considered the factors    and product review process, various back
managers for their assigned funds and        discussed below in evaluating the fairness   office support functions provided by
other members of management and review       and reasonableness of the Fund's             Invesco Aim and its affiliates, and
with these individuals the performance,      investment advisory agreement and            Invesco Aim's equity and fixed income
investment objective(s),                     sub-advisory contracts. The Board            trading operations. The Board concluded
                                             considered all of the information provided   that the nature, extent and quality of the
                                             to them, including information               advisory services provided to the Fund by
                                                                                          Invesco Aim are

                                                                                                                           continued


25 AIM BASIC BALANCED FUND

appropriate and that Invesco Aim currently   sub-advisory contracts benefit the Fund      Lipper in determining contractual fee
is providing satisfactory advisory           and its shareholders by permitting Invesco   rates, which includes using audited
services in accordance with the terms of     Aim to utilize the additional resources      financial data from the most recent annual
the Fund's investment advisory agreement.    and talent of the Affiliated Sub-Advisers    report of each fund in the expense group
In addition, based on their ongoing          in managing the Fund.                        that was publicly available as of the end
meetings throughout the year with the                                                     of the past calendar year. The Board noted
Fund's portfolio manager or managers, the       C. Fund Performance                       that some comparative data was at least
Board concluded that these individuals are                                                one year old and that other data did not
competent and able to continue to carry      The Board considered fund performance as a   reflect the market downturn that occurred
out their responsibilities under the         relevant factor in considering whether to    in the fourth quarter of 2008.
Fund's investment advisory agreement.        approve the investment advisory agreement
                                             as well as the sub-advisory contracts for       The Board also compared the Fund's
   In determining whether to continue the    the Fund, as Invesco Institutional           effective fee rate (the advisory fee after
Fund's investment advisory agreement, the    currently manages a portion of the Fund's    any advisory fee waivers and before any
Board considered the prior relationship      assets.                                      expense limitations/ waivers) to the
between Invesco Aim and the Fund, as well                                                 advisory fee rates of other domestic
as the Board's knowledge of Invesco Aim's       The Board compared the Fund's             clients of Invesco Aim and its affiliates
operations, and concluded that it is         performance during the past one, three and   with investment strategies comparable to
beneficial to maintain the current           five calendar years to the performance of    those of the Fund, including one mutual
relationship, in part, because of such       all funds in the Lipper performance          fund advised by Invesco Aim. The Board
knowledge. The Board also considered the     universe that are not managed by Invesco     noted that the Fund's rate was below the
steps that Invesco Aim and its affiliates    Aim or an Affiliated Sub-Adviser and         effective fee rate for other mutual fund.
continue to take to improve the quality      against the Lipper Mixed-Asset Target
and efficiency of the services they          Allocation Moderate Funds Index. The Board      The Board noted that Invesco Aim has
provide to the AIM Funds in the areas of     noted that the Fund's performance was in     contractually agreed to waive advisory
investment performance, product line         the fifth quintile of its performance        fees of the Fund through December 31, 2012
diversification, distribution, fund          universe for the one, three and five year    and that this fee waiver includes
operations, shareholder services and         periods (the first quintile being the best   breakpoints based on net asset levels. The
compliance. The Board concluded that the     performing funds and the fifth quintile      Board considered the contractual nature of
quality and efficiency of the services       being the worst performing funds). The       this fee waiver and noted that it remains
Invesco Aim and its affiliates provide to    Board noted that the Fund's performance      in effect until December 31, 2012. The
the AIM Funds in each of these areas         was below the performance of the Index for   Board also noted that Invesco Aim has
support the Board's approval of the          the one, three and five year periods. The    agreed to reduce the per account transfer
continuance of the Fund's investment         Board also noted that Invesco Aim made       agent fee for all the retail funds,
advisory agreement.                          manager and process changes in 2008 and      including the Fund, effective July 1,
                                             early 2009, and Invesco Aim believes it is   2009. The Board also noted that Invesco
   B. Nature, Extent and Quality of          too early to assess the impact of such       Aim has contractually agreed to waive fees
      Services Provided by Affiliated        changes on the Fund's performance.           and/or limit expenses of the Fund through
      Sub-Advisers                           Although the independent written             at least June 30, 2010 in an amount
                                             evaluation of the Fund's Senior Officer      necessary to limit total annual operating
The Board reviewed the services provided     only considered Fund performance through     expenses to a specified percentage of
by the Affiliated Sub-Advisers under the     the most recent calendar year, the Board     average daily net assets for each class of
sub-advisory contracts and the credentials   also reviewed more recent Fund performance   the Fund. The Board noted that at the
and experience of the officers and           and this review did not change their         current expense ratio for the Fund, this
employees of the Affiliated Sub-Advisers     conclusions. The Board noted that, in        expense waiver does not have any impact.
who provide these services. The Board        response to the Board's focus on fund
concluded that the nature, extent and        performance, Invesco Aim has taken a            The Board also considered the services
quality of the services provided by the      number of actions intended to improve the    provided by the Affiliated Sub-Advisers
Affiliated Sub-Advisers are appropriate.     investment process for the funds.            pursuant to the sub-advisory contracts and
The Board noted that the Affiliated                                                       the services provided by Invesco Aim
Sub-Advisers, which have offices and            D. Advisory and Sub-Advisory Fees and     pursuant to the Fund's advisory agreement,
personnel that are geographically                  Fee Waivers                            as well as the allocation of fees between
dispersed in financial centers around the                                                 Invesco Aim and the Affiliated
world, can provide research and other        The Board compared the Fund's contractual    Sub-Advisers pursuant to the sub-advisory
information and make recommendations on      advisory fee rate to the contractual         contracts. The Board noted that the
the markets and economies of various         advisory fee rates of funds in the Fund's    sub-advisory fees have no direct effect on
countries and securities of companies        Lipper expense group that are not managed    the Fund or its shareholders, as they are
located in such countries or on various      by Invesco Aim or an Affiliated              paid by Invesco Aim to the Affiliated
types of investments and investment          Sub-Adviser, at a common asset level. The    Sub-Advisers, and that Invesco Aim and the
techniques. The Board noted that Invesco     Board noted that the Fund's contractual      Affiliated Sub-Advisers are affiliates.
Institutional (N.A.), Inc. (Invesco          advisory fee rate was below the median
Institutional) manages a portion of the      contractual advisory fee rate of funds in       After taking account of the Fund's
Fund's assets. The Board concluded that      its expense group. The Board also reviewed   contractual advisory fee rate, the
the                                          the methodology used by                      contractual sub-advisory fee rate, the

                                                                                                                           continued


26 AIM BASIC BALANCED FUND

comparative advisory fee information         and reasonable, and that the level of        review and representations made by the
discussed above, the advisory fee after      profits realized by Invesco Aim and its      Chief Compliance Officer of Invesco Aim,
fee waivers and other relevant factors,      affiliates from providing services to the    these arrangements are consistent with
the Board concluded that the Fund's          Fund is not excessive in light of the        regulatory requirements.
advisory and sub-advisory fees are fair      nature, quality and extent of the services
and reasonable.                              provided. The Board considered whether          The Board considered the fact that the
                                             Invesco Aim is financially sound and has     Fund's uninvested cash and cash collateral
   E. Economies of Scale and Breakpoints     the resources necessary to perform its       from any securities lending arrangements
                                             obligations under the Fund's investment      may be invested in money market funds
The Board considered the extent to which     advisory agreement, and concluded that       advised by Invesco Aim pursuant to
there are economies of scale in the          Invesco Aim has the financial resources      procedures approved by the Board. The
provision of advisory services to the        necessary to fulfill these obligations.      Board noted that Invesco Aim will receive
Fund. The Board also considered whether      The Board also considered whether each       advisory fees from these affiliated money
the Fund benefits from such economies of     Affiliated Sub-Adviser is financially        market funds attributable to such
scale through contractual breakpoints in     sound and has the resources necessary to     investments, although Invesco Aim has
the Fund's advisory fee schedule. The        perform its obligations under the            contractually agreed to waive through at
Board noted that the Fund's contractual      sub-advisory contracts, and concluded that   least June 30, 2010, the advisory fees
advisory fee schedule includes five          each Affiliated Sub-Adviser has the          payable by the Fund in an amount equal to
breakpoints and that the level of the        financial resources necessary to fulfill     100% of the net advisory fee Invesco Aim
Fund's advisory fees, as a percentage of     these obligations.                           receives from the affiliated money market
the Fund's net assets, has decreased as                                                   funds with respect to the Fund's
net assets increased because of the             G. Collateral Benefits to Invesco Aim     investment in the affiliated money market
breakpoints. The Board also noted that             and its Affiliates                     funds of uninvested cash, but not cash
Invesco Aim's contractual advisory fee                                                    collateral. The Board concluded that the
waiver discussed above includes              The Board considered various other           Fund's investment of uninvested cash and
breakpoints based on net asset levels. The   benefits received by Invesco Aim and its     cash collateral from any securities
Board concluded that the Fund's advisory     affiliates resulting from Invesco Aim's      lending arrangements in the affiliated
fees appropriately reflect economies of      relationship with the Fund, including the    money market funds is in the best
scale at current asset levels. The Board     fees received by Invesco Aim and its         interests of the Fund and its
also noted that the Fund shares directly     affiliates for their provision of            shareholders.
in economies of scale through lower fees     administrative, transfer agency and
charged by third party service providers     distribution services to the Fund. The
based on the combined size of all of the     Board considered the performance of
AIM Funds and affiliates.                    Invesco Aim and its affiliates in
                                             providing these services and the
   F. Profitability and Financial            organizational structure employed by
      Resources                              Invesco Aim and its affiliates to provide
                                             these services. The Board also considered
The Board reviewed information from          that these services are provided to the
Invesco Aim concerning the costs of the      Fund pursuant to written contracts that
advisory and other services that Invesco     are reviewed and approved on an annual
Aim and its affiliates provide to the Fund   basis by the Board. The Board concluded
and the profitability of Invesco Aim and     that Invesco Aim and its affiliates are
its affiliates in providing these            providing these services in a satisfactory
services. The Board also reviewed            manner and in accordance with the terms of
information concerning the financial         their contracts, and are qualified to
condition of Invesco Aim and its             continue to provide these services to the
affiliates. The Board reviewed with          Fund.
Invesco Aim the methodology used to
prepare the profitability information. The      The Board considered the benefits
Board considered the overall profitability   realized by Invesco Aim and the Affiliated
of Invesco Ltd., the ultimate parent of      Sub-Advisers as a result of portfolio
Invesco Aim and the Affiliated               brokerage transactions executed through
Sub-Advisers, and of Invesco Aim, as well    "soft dollar" arrangements. The Board
as the profitability of Invesco Aim in       noted that soft dollar arrangements shift
connection with managing the Fund. The       the payment obligation for research and
Board noted that Invesco Aim continues to    execution services from Invesco Aim and
operate at a net profit, although the        the Affiliated Sub-Advisers to the funds
reduction of assets under management as a    and therefore may reduce Invesco Aim's and
result of market movements and the           the Affiliated Sub-Advisers' expenses. The
increase in voluntary fee waivers for        Board concluded that Invesco Aim's and the
affiliated money market funds have reduced   Affiliated Sub-Advisers' soft dollar
the profitability of Invesco Aim and its     arrangements are appropriate. The Board
affiliates. The Board concluded that the     also concluded that, based on their
Fund's fees are fair


27 AIM BASIC BALANCED FUND

Supplement to Semiannual Report dated 6/30/09

AIM BASIC BALANCED FUND
                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
                                             For periods ended 6/30/09                    not indicative of future results. More
The following information has been                                                        recent returns may be more or less than
prepared to provide Institutional Class      Inception                            0.44%   those shown. All returns assume
shareholders with a performance overview      5 Years                            -3.15    reinvestment of distributions at NAV.
specific to their holdings. Institutional     1 Year                            -22.88    Investment return and principal value will
Class shares are offered exclusively to       6 Months*                          10.52    fluctuate so your shares, when redeemed,
institutional investors, including defined                                                may be worth more or less than their
contribution plans that meet certain         *  Cumulative total return that has not      original cost. See full report for
criteria.                                       been annualized                           information on comparative benchmarks.
                                             ==========================================   Please consult your Fund prospectus for
                                                                                          more information. For the most current
                                             Institutional Class shares' inception date   month-end performance, please call 800 451
                                             is April 30, 2004. Returns since that date   4246 or visit invescoaim.com.
                                             are historical returns. All other returns
                                             are blended returns of historical
                                             Institutional Class share performance and
                                             restated Class A share performance (for
                                             periods prior to the inception date of
                                             Institutional Class shares) at net asset
                                             value (NAV) and reflect the Rule 12b-1
                                             fees applicable to Class A shares. Class A
                                             shares' inception date is September 28,
                                             2001.

                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

                                                The total annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.73%. The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the actual
                                             report that are based on expenses incurred
                                             during the period covered by the report.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced
or shown to the public, nor used in written form as sales literature for public use.                    [INVESCO AIM LOGO]
                                                                                                        -- SERVICE MARK --
invescoaim.com   BBA-INS-2   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00      $1,105.20       $4.33       $1,020.68       $4.16        0.83%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM BASIC BALANCED FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================
GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

-  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of     -  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                        be sent via email as soon as they're available.

-  ECONOMICAL. Help reduce your fund's printing and delivery        -  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.          with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise.
If you do not want the mailing of these documents to be combined with those for other members of your household, please contact
Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washing-ton, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and 002-27334.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after October 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim;
they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors.
Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.
                                                                                                             [INVESCO AIM LOGO]
   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,           --SERVICE MARK--
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                     invescoaim.com   BBA-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]             AIM EUROPEAN SMALL COMPANY FUND
-- SERVICE MARK --             Semiannual Report to Shareholders o June 30, 2009

                               [MOUNTAIN GRAPHIC]

 2   Fund Performance
 3   Letters to Shareholders
 4   Schedule of Investments
 6   Financial Statements
 9   Notes to Financial Statements
14   Financial Highlights
15   Fund Expenses
16   Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================   ==========================================
PERFORMANCE SUMMARY                                                                       AVERAGE ANNUAL TOTAL RETURNS
FUND VS. INDEXES                                                                          As of 6/30/09, including maximum
                                                                                          applicable sales charges
Cumulative total returns, 12/31/08 to 6/30/09, at net asset value (NAV). Performance
shown does not include applicable contingent deferred sales charges (CDSC) or             CLASS A SHARES
front-end sales charges, which would have reduced performance.                            Inception (8/31/00)                  8.96%
                                                                                           5 Years                             9.12
Class A Shares                                                                   25.77%    1 Year                            -37.12
Class B Shares                                                                   25.24    CLASS B SHARES
Class C Shares                                                                   25.40    Inception (8/31/00)                  8.97%
Class Y Shares                                                                   26.03     5 Years                             9.41
MSCI EAFE Index(Triangle) (Broad Market Index)                                    7.95     1 Year                            -35.90
MSCI Europe Small Cap Index(Triangle) (Style-Specific Index)                     27.75    CLASS C SHARES
Lipper European Funds Index(Triangle) (Peer Group Index)                         12.89    Inception (8/31/00)                  8.91%
                                                                                           5 Years                             9.59
(Triangle)Lipper Inc.                                                                      1 Year                            -34.27
                                                                                          CLASS Y SHARES
The MSCI EAFE--REGISTERED TRADEMARK-- INDEX is a free float-adjusted market               Inception                            9.70%
capitalization index that is designed to measure developed market equity performance,      5 Years                            10.43
excluding the U.S. and Canada.                                                             1 Year                            -33.25
                                                                                          ==========================================
   The MSCI EUROPE SMALL CAP INDEX is a free float-adjusted market capitalization index
that represents the small cap segment in developed equity markets in Europe.              PERIOD INVOLVED. THE CDSC ON CLASS B
                                                                                          SHARES DECLINES FROM 5% BEGINNING AT THE
   The LIPPER EUROPEAN FUNDS INDEX is an equally weighted representation of the largest   TIME OF PURCHASE TO 0% AT THE BEGINNING OF
funds in the Lipper European Funds category. These funds concentrate their investments    THE SEVENTH YEAR. THE CDSC ON CLASS C
in equity securities whose primary trading markets or operations are concentrated in      SHARES IS 1% FOR THE FIRST YEAR AFTER
the European region or a single country within this region.                               PURCHASE. CLASS Y SHARES DO NOT HAVE A
                                                                                          FRONT-END SALES CHARGE OR A CDSC;
   The Fund is not managed to track the performance of any particular index, including    THEREFORE, PERFORMANCE IS AT NET ASSET
the indexes defined here, and consequently, the performance of the Fund may deviate       VALUE.
significantly from the performance of the indexes.
                                                                                             THE PERFORMANCE OF THE FUND'S SHARE
   A direct investment cannot be made in an index. Unless otherwise indicated, index      CLASSES WILL DIFFER PRIMARILY DUE TO
results include reinvested dividends, and they do not reflect sales charges.              DIFFERENT SALES CHARGE STRUCTURES AND
Performance of the peer group reflects fund expenses; performance of a market index       CLASS EXPENSES.
does not.
=======================================================================================      A REDEMPTION FEE OF 2% WILL BE IMPOSED
                                                                                          ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
CLASS Y SHARES' INCEPTION DATE IS            OR SALE OF FUND SHARES. INVESTMENT RETURN    THE FUND WITHIN 31 DAYS OF PURCHASE.
OCTOBER 3, 2008; RETURNS SINCE THAT DATE     AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT   EXCEPTIONS TO THE REDEMPTION FEE ARE
ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE    YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL    LISTED IN THE FUND'S PROSPECTUS.
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      SHARES.
PERFORMANCE AND RESTATED CLASS A SHARE                                                       HAD THE ADVISOR NOT WAIVED FEES AND/OR
PERFORMANCE (FOR PERIODS PRIOR TO THE           THE NET ANNUAL FUND OPERATING EXPENSE     REIMBURSED EXPENSES IN THE PAST,
INCEPTION DATE OF CLASS Y SHARES) AT NET     RATIO SET FORTH IN THE MOST RECENT FUND      PERFORMANCE WOULD HAVE BEEN LOWER.
ASSET VALUE. THE RESTATED CLASS A SHARE      PROSPECTUS AS OF THE DATE OF THIS REPORT
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     FOR CLASS A, CLASS B, CLASS C AND CLASS Y    (1) Total annual operating expenses less
APPLICABLE TO CLASS A SHARES AS WELL AS      SHARES WAS 1.64%, 2.39%, 2.39% AND 1.39%,        any contractual fee waivers and/or
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    RESPECTIVELY.(1) THE TOTAL ANNUAL FUND           expense reimbursements by the advisor
RECEIVED BY CLASS A SHARES. CLASS A          OPERATING EXPENSE RATIO SET FORTH IN THE         in effect through at least June 30,
SHARES' INCEPTION DATE IS AUGUST 31, 2000.   MOST RECENT FUND PROSPECTUS AS OF THE DATE       2010. See current prospectus for more
                                             OF THIS REPORT FOR CLASS A, CLASS B, CLASS       information.
   THE PERFORMANCE DATA QUOTED REPRESENT     C AND CLASS Y SHARES WAS 1.65%, 2.40%,
PAST PERFORMANCE AND CANNOT GUARANTEE        2.40% AND 1.40%, RESPECTIVELY. THE EXPENSE
COMPARABLE FUTURE RESULTS; CURRENT           RATIOS PRESENTED ABOVE MAY VARY FROM THE
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
VISIT INVESCOAIM.COM FOR THE MOST RECENT     OF THIS REPORT THAT ARE BASED ON EXPENSES
MONTH-END PERFORMANCE. PERFORMANCE FIGURES   INCURRED DURING THE PERIOD COVERED BY THIS
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    REPORT.
IN NET ASSET VALUE AND THE EFFECT OF THE
MAXIMUM SALES CHARGE UNLESS OTHERWISE           CLASS A SHARE PERFORMANCE REFLECTS THE
STATED. PERFORMANCE FIGURES DO NOT REFLECT   MAXIMUM 5.50% SALES CHARGE, AND CLASS B
DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY   AND CLASS C SHARE PERFORMANCE REFLECTS THE
ON FUND DISTRIBUTIONS                        APPLICABLE CONTINGENT DEFERRED SALES
                                             CHARGE (CDSC) FOR THE


2 AIM EUROPEAN SMALL COMPANY FUND

                    Dear Fellow Shareholders:

                    In these times of market uncertainty, wise investors stay focused on long-term goals and maintain an appropriately diversified investment program. We believe the route to financial success is more like a marathon
  [CROCKETT         than a sprint.
    PHOTO]
                       Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance performance in ways that put your interests first.

                       A busy 2009 proxy season, during which Invesco Aim Advisors, Inc.'s proxy committee votes shares held by the
 Bruce Crockett     Funds on your behalf, is nearly over. This year, after careful case-by-case analysis, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence, say-on-pay initiatives and stock option re-pricing in light of the market's decline.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com under "Products & Performance/Investment
Advisory Agreement Renewals."

   You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

                    Dear Shareholders:

                    The past year and a half has been unsettling for most of us. Market indexes declined sharply in 2008 before tentatively rebounding in the first half of 2009. While some "market experts" suggest we may be seeing the first
     [TAYLOR        signs of economic recovery, others remind us that much uncertainty remains.
      PHOTO]
                       Recent history should have reminded all of us that investor sentiment can be fickle. This is why we believe investors should work with their financial advisors to devise a goals-based financial strategy -- a long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual risk
  Philip Taylor     tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

                       None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance -- a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at 800 959
4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my market updates -- as well as other market and fund commentaries by Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us.

Sincerely,


/S/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


3 AIM EUROPEAN SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS(a)

June 30, 2009
(Unaudited)




                                                       SHARES         VALUE
------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-90.22%

AUSTRIA-3.20%

Andritz AG                                              92,992    $  3,912,317
==============================================================================


BRAZIL-2.88%

Ocean Wilsons Holdings Ltd.                            325,000       3,528,311
==============================================================================


FRANCE-2.08%

Alten(b)                                                34,787         582,079
------------------------------------------------------------------------------
Sword Group                                             78,300       1,961,329
==============================================================================
                                                                     2,543,408
==============================================================================


GERMANY-5.82%

Symrise AG                                              91,844       1,358,748
------------------------------------------------------------------------------
Takkt AG                                               244,300       2,600,293
------------------------------------------------------------------------------
Wirecard AG                                            323,520       3,161,689
==============================================================================
                                                                     7,120,730
==============================================================================


GREECE-7.44%

Intralot S.A.                                          741,692       4,469,864
------------------------------------------------------------------------------
Jumbo S.A.                                             478,000       4,636,454
==============================================================================
                                                                     9,106,318
==============================================================================


IRELAND-8.70%

CPL Resources PLC                                      719,700       1,352,425
------------------------------------------------------------------------------
DCC PLC                                                206,652       4,260,043
------------------------------------------------------------------------------
Paddy Power PLC                                        216,188       5,032,650
==============================================================================
                                                                    10,645,118
==============================================================================


ISRAEL-0.39%

VIZRT Ltd.(b)                                          217,855         480,744
==============================================================================


ITALY-0.62%

Cementir Holding S.p.A.                                200,356         764,237
==============================================================================


NETHERLANDS-3.32%

Aalberts Industries N.V.                               260,021       2,045,153
------------------------------------------------------------------------------
Koninklijke BAM Groep N.V.                             128,209       1,039,749
------------------------------------------------------------------------------
Sligro Food Group N.V.                                  37,000         973,449
==============================================================================
                                                                     4,058,351
==============================================================================


NORWAY-5.45%

ODIM A.S.A.                                            191,828       1,264,224
------------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A.(b)                    459,307       4,553,857
------------------------------------------------------------------------------
Veidekke A.S.A.                                        172,300         846,116
==============================================================================
                                                                     6,664,197
==============================================================================


SWEDEN-3.44%

Oriflame Cosmetics S.A.-SDR                             62,550       2,717,998
------------------------------------------------------------------------------
Poolia A.B.-Class B                                    396,300       1,484,177
==============================================================================
                                                                     4,202,175
==============================================================================


SWITZERLAND-10.06%

Aryzta AG(b)                                            85,639       2,738,190
------------------------------------------------------------------------------
Galenica AG                                              3,036         894,710
------------------------------------------------------------------------------
Mobilezone Holding AG                                  636,714       4,189,305
------------------------------------------------------------------------------
Schweiter Technologies AG                               12,121       4,478,324
==============================================================================
                                                                    12,300,529
==============================================================================


UNITED KINGDOM-36.82%

Abcam PLC                                               68,100         789,725
------------------------------------------------------------------------------
Amlin PLC                                              250,657       1,248,573
------------------------------------------------------------------------------
Chemring Group PLC                                      37,350       1,333,183
------------------------------------------------------------------------------
Education Development International PLC                610,200       1,129,183
------------------------------------------------------------------------------
Halma PLC                                              323,114       1,060,390
------------------------------------------------------------------------------
Homeserve PLC                                          246,211       6,089,807
------------------------------------------------------------------------------
IG Group Holdings PLC                                  566,475       2,611,355
------------------------------------------------------------------------------
Informa PLC                                            357,240       1,286,897
------------------------------------------------------------------------------
Intec Telecom Systems PLC(b)                           850,000         975,220
------------------------------------------------------------------------------
Kier Group PLC                                         263,548       3,988,293
------------------------------------------------------------------------------
Lancashire Holdings Ltd.                               561,096       4,305,547
------------------------------------------------------------------------------
Mears Group PLC                                        766,454       2,861,880
------------------------------------------------------------------------------
Melorio PLC(b)                                         250,000         600,389
------------------------------------------------------------------------------
Mitie Group PLC                                      1,292,214       4,559,332
------------------------------------------------------------------------------
Morgan Sindall PLC                                     171,000       1,943,630
------------------------------------------------------------------------------
Playtech Ltd.                                          129,400         966,694
------------------------------------------------------------------------------
Savills PLC                                            538,644       2,540,649
------------------------------------------------------------------------------
Spectris PLC                                           163,018       1,478,838
------------------------------------------------------------------------------
Ultra Electronics Holdings PLC                         214,250       3,841,376
------------------------------------------------------------------------------
VT Group PLC                                           190,845       1,421,529
==============================================================================
                                                                    45,032,490
==============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $110,901,929)                                         110,358,925
==============================================================================



PREFERRED STOCKS-1.49%

GERMANY-1.49%

Fuchs Petrolub AG-Pfd. (Cost $1,166,621)                33,540       1,817,899
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM EUROPEAN SMALL COMPANY FUND

                                                       SHARES         VALUE
------------------------------------------------------------------------------

MONEY MARKET FUNDS-8.52%

Liquid Assets Portfolio-Institutional Class(c)       5,208,822    $  5,208,822
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)             5,208,822       5,208,822
==============================================================================
     Total Money Market Funds (Cost $10,417,644)                    10,417,644
==============================================================================
TOTAL INVESTMENTS-100.23% (Cost $122,486,194)                      122,594,468
==============================================================================
OTHER ASSETS LESS LIABILITIES-(0.23)%                                 (277,954)
==============================================================================
NET ASSETS-100.00%                                                $122,316,514
______________________________________________________________________________
==============================================================================



Investment Abbreviations:

Pfd.  - Preferred
SDR   - Swedish Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2009



-------------------------------------------------------------------------
Industrials                                                          41.1%
-------------------------------------------------------------------------
Consumer Discretionary                                               19.6
-------------------------------------------------------------------------
Financials                                                            8.7
-------------------------------------------------------------------------
Information Technology                                                8.7
-------------------------------------------------------------------------
Consumer Staples                                                      5.3
-------------------------------------------------------------------------
Energy                                                                3.7
-------------------------------------------------------------------------
Materials                                                             3.2
-------------------------------------------------------------------------
Health Care                                                           1.4
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 8.3
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM EUROPEAN SMALL COMPANY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $112,068,550)                           $112,176,824
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost       10,417,644
================================================================================
     Total investments, at value (Cost $122,486,194)                 122,594,468
================================================================================
Foreign currencies, at value (Cost $72,384)                               68,063
--------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                       863,125
--------------------------------------------------------------------------------
  Fund shares sold                                                       132,385
--------------------------------------------------------------------------------
  Dividends                                                              359,675
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         16,211
--------------------------------------------------------------------------------
Other assets                                                              28,741
================================================================================
     Total assets                                                    124,062,668
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                1,310,856
--------------------------------------------------------------------------------
  Fund shares reacquired                                                 153,189
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                             135,179
--------------------------------------------------------------------------------
  Accrued other operating expenses                                       103,947
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        42,983
================================================================================
     Total liabilities                                                 1,746,154
================================================================================
Net assets applicable to shares outstanding                         $122,316,514
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $142,797,939
--------------------------------------------------------------------------------
Undistributed net investment income                                    1,541,071
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (22,134,110)
--------------------------------------------------------------------------------
Unrealized appreciation                                                  111,614
================================================================================
                                                                    $122,316,514
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $ 83,026,935
________________________________________________________________________________
================================================================================
Class B                                                             $ 13,632,297
________________________________________________________________________________
================================================================================
Class C                                                             $ 16,548,402
________________________________________________________________________________
================================================================================
Class Y                                                             $  9,108,880
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                               10,121,711
________________________________________________________________________________
================================================================================
Class B                                                                1,761,454
________________________________________________________________________________
================================================================================
Class C                                                                2,135,902
________________________________________________________________________________
================================================================================
Class Y                                                                1,107,115
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $       8.20
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $8.20 divided by 94.50%)                   $       8.68
________________________________________________________________________________
================================================================================
Class B:
  Net asset value and offering price per share                      $       7.74
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                      $       7.75
________________________________________________________________________________
================================================================================
Class Y:
  Net asset value and offering price per share                      $       8.23
________________________________________________________________________________
================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM EUROPEAN SMALL COMPANY FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $302,150)                            $  2,422,225
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                              10,601
================================================================================================
     Total investment income                                                           2,432,826
================================================================================================


EXPENSES:

Advisory fees                                                                            487,346
------------------------------------------------------------------------------------------------
Administrative services fees                                                              24,795
------------------------------------------------------------------------------------------------
Custodian fees                                                                            52,116
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                 88,343
------------------------------------------------------------------------------------------------
  Class B                                                                                 59,342
------------------------------------------------------------------------------------------------
  Class C                                                                                 73,150
------------------------------------------------------------------------------------------------
Transfer agent fees                                                                      269,406
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 12,553
------------------------------------------------------------------------------------------------
Other                                                                                    102,812
================================================================================================
     Total expenses                                                                    1,169,863
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                  (4,276)
================================================================================================
     Net expenses                                                                      1,165,587
================================================================================================
Net investment income                                                                  1,267,239
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                              (12,981,095)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      45,550
================================================================================================
                                                                                     (12,935,545)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                               35,643,775
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     (21,029)
================================================================================================
                                                                                      35,622,746
================================================================================================
Net realized and unrealized gain                                                      22,687,201
================================================================================================
Net increase in net assets resulting from operations                                $ 23,954,440
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM EUROPEAN SMALL COMPANY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                            JUNE 30,       DECEMBER 31,
                                                                              2009             2008
-------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $  1,267,239    $   4,677,051
-------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                 (12,935,545)       9,862,819
-------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      35,622,746     (188,304,831)
=======================================================================================================
     Net increase (decrease) in net assets resulting from operations        23,954,440     (173,764,961)
=======================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                           --       (3,339,942)
-------------------------------------------------------------------------------------------------------
  Class B                                                                           --         (365,809)
-------------------------------------------------------------------------------------------------------
  Class C                                                                           --         (442,511)
-------------------------------------------------------------------------------------------------------
  Class Y                                                                           --         (257,406)
=======================================================================================================
     Total distributions from net investment income                                 --       (4,405,668)
=======================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                           --      (25,728,528)
-------------------------------------------------------------------------------------------------------
  Class B                                                                           --       (4,731,385)
-------------------------------------------------------------------------------------------------------
  Class C                                                                           --       (5,723,447)
-------------------------------------------------------------------------------------------------------
  Class Y                                                                           --       (1,982,867)
=======================================================================================================
     Total distributions from net realized gains                                    --      (38,166,227)
=======================================================================================================
Share transactions-net:
  Class A                                                                   (5,825,555)     (53,821,449)
-------------------------------------------------------------------------------------------------------
  Class B                                                                   (1,515,893)     (12,232,580)
-------------------------------------------------------------------------------------------------------
  Class C                                                                   (2,170,113)     (11,583,496)
-------------------------------------------------------------------------------------------------------
  Class Y                                                                      893,685       10,815,261
=======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         (8,617,876)     (66,822,264)
=======================================================================================================
     Net increase (decrease) in net assets                                  15,336,564     (283,159,120)
=======================================================================================================


NET ASSETS:

  Beginning of period                                                      106,979,950      390,139,070
=======================================================================================================
  End of period (includes undistributed net investment income of
     $1,541,071 and $273,832, respectively)                               $122,316,514    $ 106,979,950
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM EUROPEAN SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM European Small Company Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is long-term growth of capital.

  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  Effective February 1, 2008, the Fund reopened to all investors.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


9        AIM EUROPEAN SMALL COMPANY FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.


10        AIM EUROPEAN SMALL COMPANY FUND

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The maximum risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.935%
-------------------------------------------------------------------
Next $250 million                                            0.91%
-------------------------------------------------------------------
Next $500 million                                            0.885%
-------------------------------------------------------------------
Next $1.5 billion                                            0.86%
-------------------------------------------------------------------
Next $2.5 billion                                            0.835%
-------------------------------------------------------------------
Next $2.5 billion                                            0.81%
-------------------------------------------------------------------
Next $2.5 billion                                            0.785%
-------------------------------------------------------------------
Over $10 billion                                             0.76%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Effective July 1, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 2.25%, 3.00%, 3.00% and 2.00% of average daily net assets, respectively, through at least June 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $1,483.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $254.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2009, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.


11        AIM EUROPEAN SMALL COMPANY FUND

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C and Class Y shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2009, IADI advised the Fund that IADI retained $6,785 in front-end sales commissions from the sale of Class A shares and $10, $6,497 and $1,399 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                LEVEL 1         LEVEL 2       LEVEL 3         TOTAL
----------------------------------------------------------------------------------------------------------------------
Equity Securities                                             $81,404,134     $41,190,334       $--       $122,594,468
______________________________________________________________________________________________________________________
======================================================================================================================



NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $2,539.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $1,559 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.


12        AIM EUROPEAN SMALL COMPANY FUND

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of December 31, 2008.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $9,429,828 and $25,264,711, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 19,038,745
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (18,965,039)
================================================================================================
Net unrealized appreciation of investment securities                                $     73,706
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $122,520,762.


NOTE 9--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                                  JUNE 30, 2009(a)                DECEMBER 31, 2008
                                                            ---------------------------     -----------------------------
                                                              SHARES          AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    1,006,756     $  7,246,530       4,151,259     $  83,623,298
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      158,256        1,107,856         321,519         6,064,879
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      130,669          892,423         734,254        14,462,902
-------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                   139,355        1,017,280         666,147         8,948,934
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                           --               --       4,409,056        27,556,645
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                           --               --         806,287         4,773,216
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                           --               --         976,337         5,789,678
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                           --               --         357,384         2,237,224
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      139,378          935,866         313,907         4,966,705
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (147,417)        (935,866)       (356,213)       (4,966,705)
=========================================================================================================================
Reacquired:(c)
  Class A(b)                                                (2,145,728)     (14,007,951)    (10,052,036)     (169,968,097)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (279,482)      (1,687,883)     (1,056,866)      (18,103,970)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (493,680)      (3,062,536)     (1,874,030)      (31,836,076)
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                      (17,948)        (123,595)        (37,823)         (370,897)
=========================================================================================================================
     Net increase (decrease) in share activity              (1,509,841)    $ (8,617,876)       (640,818)    $ (66,822,264)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 14% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A shares into Class Y shares of the Fund:

     CLASS                                                                       SHARES          AMOUNT
     ----------------------------------------------------------------------------------------------------
     Class Y                                                                     575,494      $ 8,367,684
     ----------------------------------------------------------------------------------------------------
     Class A                                                                    (575,494)      (8,367,684)
     ----------------------------------------------------------------------------------------------------



(c) Net of redemption fees of $577 and $36,086 for the six months ended June 30, 2009 and the year ended December 31, 2008, respectively.


13        AIM EUROPEAN SMALL COMPANY FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET                     NET ASSET
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL       VALUE, END
                           OF PERIOD    (LOSS)     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS  OF PERIOD(a)
-----------------------------------------------------------------------------------------------------------------------------------
Class A
Six months ended 06/30/09    $ 6.52     $ 0.09(d)    $  1.59       $  1.68     $   --        $   --         $   --        $ 8.20
Year ended 12/31/08           22.87       0.35(d)     (12.60)       (12.25)     (0.47)        (3.63)         (4.10)         6.52
Year ended 12/31/07           27.72       0.30(d)       1.88          2.18      (0.43)        (6.60)         (7.03)        22.87
Year ended 12/31/06           21.68       0.21         10.08         10.29      (0.27)        (3.98)         (4.25)        27.72
Year ended 12/31/05           16.94       0.11(d)       6.03          6.14      (0.07)        (1.33)         (1.40)        21.68
Year ended 12/31/04           12.05      (0.05)(d)      5.30          5.25         --         (0.36)         (0.36)        16.94
-----------------------------------------------------------------------------------------------------------------------------------
Class B
Six months ended 06/30/09      6.18       0.06(d)       1.50          1.56         --            --             --          7.74
Year ended 12/31/08           21.87       0.20(d)     (11.98)       (11.78)     (0.28)        (3.63)         (3.91)         6.18
Year ended 12/31/07           26.73       0.06(d)       1.83          1.89      (0.15)        (6.60)         (6.75)        21.87
Year ended 12/31/06           21.02      (0.01)         9.76          9.75      (0.06)        (3.98)         (4.04)        26.73
Year ended 12/31/05           16.52      (0.03)(d)      5.86          5.83         --         (1.33)         (1.33)        21.02
Year ended 12/31/04           11.84      (0.14)(d)      5.18          5.04         --         (0.36)         (0.36)        16.52
-----------------------------------------------------------------------------------------------------------------------------------
Class C
Six months ended 06/30/09      6.18       0.06(d)       1.51          1.57         --            --             --          7.75
Year ended 12/31/08           21.88       0.20(d)     (11.99)       (11.79)     (0.28)        (3.63)         (3.91)         6.18
Year ended 12/31/07           26.73       0.06(d)       1.84          1.90      (0.15)        (6.60)         (6.75)        21.88
Year ended 12/31/06           21.03      (0.01)         9.75          9.74      (0.06)        (3.98)         (4.04)        26.73
Year ended 12/31/05           16.53      (0.03)(d)      5.86          5.83         --         (1.33)         (1.33)        21.03
Year ended 12/31/04           11.84      (0.14)(d)      5.19          5.05         --         (0.36)         (0.36)        16.53
-----------------------------------------------------------------------------------------------------------------------------------
Class Y
Six months ended 06/30/09      6.53       0.10(d)       1.60          1.70         --            --             --          8.23
Year ended 12/31/08(f)        14.54       0.04(d)      (3.95)        (3.91)     (0.47)        (3.63)         (4.10)         6.53
___________________________________________________________________________________________________________________________________
===================================================================================================================================

                                                          RATIO OF          RATIO OF
                                                          EXPENSES          EXPENSES
                                                         TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                                                         NET ASSETS      ASSETS WITHOUT    INVESTMENT
                                        NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                             TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                           RETURN(b)  (000S OMITTED)      ABSORBED          ABSORBED       NET ASSETS   TURNOVER(c)
-------------------------------------------------------------------------------------------------------------------
Class A
Six months ended 06/30/09     25.77%     $ 83,027           2.07%(e)          2.07%(e)        2.77%(e)        9%
Year ended 12/31/08          (52.80)       72,544           1.63              1.64            1.92           18
Year ended 12/31/07            7.88       281,248           1.43              1.45            0.97           20
Year ended 12/31/06           48.07       360,688           1.54              1.57            0.67           35
Year ended 12/31/05           36.48       286,882           1.63              1.68            0.57           72
Year ended 12/31/04           43.67       161,014           2.00              2.03           (0.38)          71
-------------------------------------------------------------------------------------------------------------------
Class B
Six months ended 06/30/09     25.24        13,632           2.82(e)           2.82(e)         2.02(e)         9
Year ended 12/31/08          (53.09)       12,541           2.38              2.39            1.17           18
Year ended 12/31/07            7.06        50,639           2.18              2.20            0.22           20
Year ended 12/31/06           46.98        64,827           2.29              2.32           (0.08)          35
Year ended 12/31/05           35.51        51,108           2.35              2.38           (0.15)          72
Year ended 12/31/04           42.67        26,540           2.65              2.68           (1.03)          71
-------------------------------------------------------------------------------------------------------------------
Class C
Six months ended 06/30/09     25.40        16,548           2.82(e)           2.82(e)         2.02(e)         9
Year ended 12/31/08          (53.15)       15,453           2.38              2.39            1.17           18
Year ended 12/31/07            7.10        58,252           2.18              2.20            0.22           20
Year ended 12/31/06           46.90        77,576           2.29              2.32           (0.08)          35
Year ended 12/31/05           35.49        59,930           2.35              2.38           (0.15)          72
Year ended 12/31/04           42.75        27,983           2.65              2.68           (1.03)          71
-------------------------------------------------------------------------------------------------------------------
Class Y
Six months ended 06/30/09     26.03         9,109           1.82(e)           1.82(e)         3.02(e)         9
Year ended 12/31/08(f)       (25.69)        6,441           1.67(g)           1.67(g)         1.90(g)        18
___________________________________________________________________________________________________________________
===================================================================================================================



(a) Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)  Calculated using average shares outstanding.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $71,260, $11,967, $14,751 and $7,131 for Class A, Class B, Class C and
     Class Y shares, respectively.
(f)  Commencement date of October 3, 2008.
(g)  Annualized.



14        AIM EUROPEAN SMALL COMPANY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,257.70       $11.59      $1,014.53       $10.34       2.07%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,252.40        15.75       1,010.81        14.06       2.82
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,254.00        15.76       1,010.81        14.06       2.82
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,260.30        10.20       1,015.77         9.10       1.82
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


15        AIM EUROPEAN SMALL COMPANY FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM     formance, investment objective(s),           considered all of the information provided
Funds Group is required under the            policies, strategies and limitations of      to them, including information provided at
Investment Company Act of 1940 to approve    these funds.                                 their meetings throughout the year as part
annually the renewal of the AIM European                                                  of their ongoing oversight of the Fund,
Small Company Fund (the Fund) investment        In addition to their meetings             and did not identify any particular factor
advisory agreement with Invesco Aim          throughout the year, the Sub-Committees      that was controlling. Each Trustee may
Advisors, Inc. (Invesco Aim) and the         meet at designated contract renewal          have evaluated the information provided
Master Intergroup Sub-Advisory Contract      meetings each year to conduct an in-depth    differently from another Trustee and
for Mutual Funds (the sub-advisory           review of the performance, fees, expenses    attributed different weight to the various
contracts) with Invesco Asset Management     and other matters related to their           factors. The Trustees recognized that the
Deutschland GmbH, Invesco Asset Management   assigned funds. During the contract          advisory arrangements and resulting
Limited, Invesco Asset Management (Japan)    renewal process, the Trustees receive        advisory fees for the Fund and the other
Limited, Invesco Australia Limited,          comparative performance and fee data         AIM Funds are the result of years of
Invesco Global Asset Management (N.A.),      regarding the AIM Funds prepared by an       review and negotiation between the
Inc., Invesco Hong Kong Limited, Invesco     independent company, Lipper, Inc.            Trustees and Invesco Aim, that the
Institutional (N.A.), Inc., Invesco Senior   (Lipper), under the direction and            Trustees may focus to a greater extent on
Secured Management, Inc. and Invesco         supervision of the Senior Officer who also   certain aspects of these arrangements in
Trimark Ltd. (collectively, the Affiliated   prepares a separate analysis of this         some years than in others, and that the
Sub-Advisers). During contract renewal       information for the Trustees. Each           Trustees' deliberations and conclusions in
meetings held on June 16-17, 2009, the       Sub-Committee then makes recommendations     a particular year may be based in part on
Board as a whole, and the disinterested or   to the Investments Committee regarding the   their deliberations and conclusions
"independent" Trustees voting separately,    fees and expenses of their assigned funds.   regarding these same arrangements
approved the continuance of the Fund's       The Investments Committee considers each     throughout the year and in prior years.
investment advisory agreement and the        Sub-Committee's recommendations and makes
sub-advisory contracts for another year,     its own recommendations regarding the fees      The discussion below serves as a
effective July 1, 2009. In doing so, the     and expenses of the AIM Funds to the full    summary of the Senior Officer's
Board determined that the Fund's             Board. The Investments Committee also        independent written evaluation with
investment advisory agreement and the        considers each Sub-Committee's               respect to the Fund's investment advisory
sub-advisory contracts are in the best       recommendations in making its annual         agreement as well as a discussion of the
interests of the Fund and its shareholders   recommendation to the Board whether to       material factors and related conclusions
and that the compensation to Invesco Aim     approve the continuance of each AIM Fund's   that formed the basis for the Board's
and the Affiliated Sub-Advisers under the    investment advisory agreement and            approval of the Fund's investment advisory
Fund's investment advisory agreement and     sub-advisory contracts for another year.     agreement and sub-advisory contracts.
sub-advisory contracts is fair and                                                        Unless otherwise stated, information set
reasonable.                                     The independent Trustees met separately   forth below is as of June 17, 2009, and
                                             during their evaluation of the Fund's        does not reflect any changes that may have
THE BOARD'S FUND EVALUATION PROCESS          investment advisory agreement and            occurred since that date, including but
                                             sub-advisory contracts with independent      not limited to changes to the Fund's
The Board's Investments Committee has        legal counsel. The independent Trustees      performance, advisory fees, expense
established three Sub-Committees that are    were also assisted in their annual           limitations and/or fee waivers.
responsible for overseeing the management    evaluation of the Fund's investment
of a number of the series portfolios of      advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
the AIM Funds. This Sub-Committee            One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
structure permits the Trustees to focus on   is to manage the process by which the AIM
the performance of the AIM Funds that have   Funds' proposed management fees are             A. Nature, Extent and Quality of
been assigned to them. The Sub-Committees    negotiated during the annual contract              Services Provided by Invesco Aim
meet throughout the year to review the       renewal process to ensure that they are
performance of their assigned funds, and     negotiated in a manner that is at arms'          The Board reviewed the advisory
the Sub-Committees review monthly and        length and reasonable. Accordingly, the      services provided to the Fund by Invesco
quarterly comparative performance            Senior Officer must either supervise a       Aim under the Fund's investment advisory
information and periodic asset flow data     competitive bidding process or prepare an    agreement, the performance of Invesco Aim
for their assigned funds. These materials    independent written evaluation. The Senior   in providing these services, and the
are prepared under the direction and         Officer recommended that an independent      credentials and experience of the officers
supervision of the independent Senior        written evaluation be provided and, at the   and employees of Invesco Aim who provide
Officer, an officer of the AIM Funds who     direction of the Board, prepared an          these services. The Board's review of the
reports directly to the independent          independent written evaluation.              qualifications of Invesco Aim to provide
Trustees. Over the course of each year,                                                   these services included the Board's
the Sub-Committees meet with portfolio          During the annual contract renewal        consideration of Invesco Aim's portfolio
managers for their assigned funds and        process, the Board considered the factors    and product review process, various back
other members of management and review       discussed below in evaluating the fairness   office support functions provided by
with these individuals the per-              and reasonableness of the Fund's             Invesco Aim and its affiliates, and
                                             investment advisory agreement and            Invesco Aim's equity and fixed income
                                             sub-advisory contracts. The Board            trading operations. The


16 AIM EUROPEAN SMALL COMPANY FUND                                     continued

Board concluded that the nature, extent      the sub-advisory contracts benefit the       The Board noted that the Fund's
and quality of the advisory services         Fund and its shareholders by permitting      contractual advisory fee rate was above
provided to the Fund by Invesco Aim are      Invesco Aim to utilize the additional        the median contractual advisory fee rate
appropriate and that Invesco Aim currently   resources and talent of the Affiliated       of funds in its expense group. The Board
is providing satisfactory advisory           Sub-Advisers in managing the Fund.           also reviewed the methodology used by
services in accordance with the terms of                                                  Lipper in determining contractual fee
the Fund's investment advisory agreement.       C. Fund Performance                       rates, which includes using audited
In addition, based on their ongoing                                                       financial data from the most recent annual
meetings throughout the year with the        The Board considered fund performance as a   report of each fund in the expense group
Fund's portfolio manager or managers, the    relevant factor in considering whether to    that was publicly available as of the end
Board concluded that these individuals are   approve the investment advisory agreement.   of the past calendar year. The Board noted
competent and able to continue to carry      The Board did not view fund performance as   that some comparative data did not reflect
out their responsibilities under the         a relevant factor in considering whether     the market downturn that occurred in the
Fund's investment advisory agreement.        to approve the sub-advisory contracts for    fourth quarter of 2008.
                                             the Fund, as no Affiliated Sub-Adviser
   In determining whether to continue the    currently manages assets of the Fund.           The Board also compared the Fund's
Fund's investment advisory agreement, the                                                 effective fee rate (the advisory fee after
Board considered the prior relationship         The Board compared the Fund's             any advisory fee waivers and before any
between Invesco Aim and the Fund, as well    performance during the past one, three and   expense limitations/waivers) to the
as the Board's knowledge of Invesco Aim's    five calendar years to the performance of    advisory fee rates of other domestic
operations, and concluded that it is         all funds in the Lipper performance          clients of Invesco Aim and its affiliates
beneficial to maintain the current           universe that are not managed by Invesco     with investment strategies comparable to
relationship, in part, because of such       Aim or an Affiliated Sub-Adviser and         those of the Fund, including one mutual
knowledge. The Board also considered the     against the Lipper European Region Funds     fund advised by Invesco Aim. The Board
steps that Invesco Aim and its affiliates    Index. The Board noted that the Fund's       noted that the Fund's rate was above the
continue to take to improve the quality      performance was in the fifth quintile of     effective fee rate for the other mutual
and efficiency of the services they          its performance universe for the one year    fund. The Board also noted that Invesco
provide to the AIM Funds in the areas of     period, the fourth quintile for the three    Aim and an Invesco Aim affiliate
investment performance, product line         year period, and the first quintile for      sub-advise off-shore funds with comparable
diversification, distribution, fund          the five year period (the first quintile     investment strategies.
operations, shareholder services and         being the best performing funds and the
compliance. The Board concluded that the     fifth quintile being the worst performing       The Board noted that Invesco Aim has
quality and efficiency of the services       funds). The Board noted that the Fund's      agreed to reduce the per account transfer
Invesco Aim and its affiliates provide to    performance was below the performance of     agent fee for all the retail funds,
the AIM Funds in each of these areas         the Index for the one and three year         including the Fund, effective July 1,
support the Board's approval of the          periods and above the performance for the    2009. The Board also noted that Invesco
continuance of the Fund's investment         five year period. Invesco Aim advised the    Aim has contractually agreed to waive fees
advisory agreement.                          Board that the Fund is ranked against all    and/or limit expenses of the Fund through
                                             European region funds regardless of style    at least June 30, 2010 in an amount
   B. Nature, Extent and Quality of          or market capitalization and rankings are    necessary to limit total annual operating
      Services Provided by Affiliated        positively or negatively impacted by this    expenses to a specified percentage of
      Sub-Advisers                           classification. Although the independent     average daily net assets for each class of
                                             written evaluation of the Fund's Senior      the Fund. The Board noted that at the
The Board reviewed the services provided     Officer only considered Fund performance     current expense ratio for the Fund, this
by the Affiliated Sub-Advisers under the     through the most recent calendar year, the   expense waiver does not have any impact.
sub-advisory contracts and the credentials   Board also reviewed more recent Fund
and experience of the officers and           performance and this review did not change      The Board also considered the services
employees of the Affiliated Sub-Advisers     their conclusions. The Board noted that,     provided by the Affiliated Sub-Advisers
who provide these services. The Board        in response to the Board's focus on fund     pursuant to the sub-advisory contracts and
concluded that the nature, extent and        performance, Invesco Aim has taken a         the services provided by Invesco Aim
quality of the services provided by the      number of actions intended to improve the    pursuant to the Fund's advisory agreement,
Affiliated Sub-Advisers are appropriate.     investment process for the funds.            as well as the allocation of fees between
The Board noted that the Affiliated                                                       Invesco Aim and the Affiliated
Sub-Advisers, which have offices and            D. Advisory and Sub-Advisory Fees and     Sub-Advisers pursuant to the sub-advisory
personnel that are geographically                  Fee Waivers                            contracts. The Board noted that the
dispersed in financial centers around the                                                 sub-advisory fees have no direct effect on
world, can provide research and other        The Board compared the Fund's contractual    the Fund or its shareholders, as they are
information and make recommendations on      advisory fee rate to the contractual         paid by Invesco Aim to the Affiliated
the markets and economies of various         advisory fee rates of funds in the Fund's    Sub-Advisers, and that Invesco Aim and the
countries and securities of companies        Lipper expense group that are not managed    Affiliated Sub-Advisers are affiliates.
located in such countries or on various      by Invesco Aim or an Affiliated
types of investments and investment          Sub-Adviser, at a common asset level.           After taking account of the Fund's
techniques. The Board concluded that                                                      contractual advisory fee rate, the
                                                                                          contractual sub-advisory fee rate, the


17 AIM EUROPEAN SMALL COMPANY FUND                                     continued

comparative advisory fee information         nature, quality and extent of the services   regulatory requirements.
discussed above and other relevant           provided. The Board considered whether
factors, the Board concluded that the        Invesco Aim is financially sound and has        The Board considered the fact that the
Fund's advisory and sub-advisory fees are    the resources necessary to perform its       Fund's uninvested cash and cash collateral
fair and reasonable.                         obligations under the Fund's investment      from any securities lending arrangements
                                             advisory agreement, and concluded that       may be invested in money market funds
   E. Economies of Scale and Breakpoints     Invesco Aim has the financial resources      advised by Invesco Aim pursuant to
                                             necessary to fulfill these obligations.      procedures approved by the Board. The
The Board considered the extent to which     The Board also considered whether each       Board noted that Invesco Aim will receive
there are economies of scale in the          Affiliated Sub-Adviser is financially        advisory fees from these affiliated money
provision of advisory services to the        sound and has the resources necessary to     market funds attributable to such
Fund. The Board also considered whether      perform its obligations under the            investments, although Invesco Aim has
the Fund benefits from such economies of     sub-advisory contracts, and concluded that   contractually agreed to waive through at
scale through contractual breakpoints in     each Affiliated Sub-Adviser has the          least June 30, 2010, the advisory fees
the Fund's advisory fee schedule. The        financial resources necessary to fulfill     payable by the Fund in an amount equal to
Board noted that the Fund's contractual      these obligations.                           100% of the net advisory fee Invesco Aim
advisory fee schedule includes seven                                                      receives from the affiliated money market
breakpoints, but that due to the Fund's         G. Collateral Benefits to Invesco Aim     funds with respect to the Fund's
asset level at the end of the past                 and its Affiliates                     investment in the affiliated money market
calendar year, the Fund is not currently                                                  funds of uninvested cash, but not cash
benefiting from the breakpoints. The Board   The Board considered various other           collateral. The Board concluded that the
concluded that the Fund's advisory fees      benefits received by Invesco Aim and its     Fund's investment of uninvested cash and
appropriately reflect economies of scale     affiliates resulting from Invesco Aim's      cash collateral from any securities
at current asset levels. The Board also      relationship with the Fund, including the    lending arrangements in the affiliated
noted that the Fund shares directly in       fees received by Invesco Aim and its         money market funds is in the best
economies of scale through lower fees        affiliates for their provision of            interests of the Fund and its
charged by third party service providers     administrative, transfer agency and          shareholders.
based on the combined size of all of the     distribution services to the Fund. The
AIM Funds and affiliates.                    Board considered the performance of
                                             Invesco Aim and its affiliates in
   F. Profitability and Financial            providing these services and the
      Resources                              organizational structure employed by
                                             Invesco Aim and its affiliates to provide
The Board reviewed information from          these services. The Board also considered
Invesco Aim concerning the costs of the      that these services are provided to the
advisory and other services that Invesco     Fund pursuant to written contracts that
Aim and its affiliates provide to the Fund   are reviewed and approved on an annual
and the profitability of Invesco Aim and     basis by the Board. The Board concluded
its affiliates in providing these            that Invesco Aim and its affiliates are
services. The Board also reviewed            providing these services in a satisfactory
information concerning the financial         manner and in accordance with the terms of
condition of Invesco Aim and its             their contracts, and are qualified to
affiliates. The Board reviewed with          continue to provide these services to the
Invesco Aim the methodology used to          Fund.
prepare the profitability information. The
Board considered the overall profitability      The Board considered the benefits
of Invesco Ltd., the ultimate parent of      realized by Invesco Aim and the Affiliated
Invesco Aim and the Affiliated               Sub-Advisers as a result of portfolio
Sub-Advisers, and of Invesco Aim, as well    brokerage transactions executed through
as the profitability of Invesco Aim in       "soft dollar" arrangements. The Board
connection with managing the Fund. The       noted that soft dollar arrangements shift
Board noted that Invesco Aim continues to    the payment obligation for research and
operate at a net profit, although the        execution services from Invesco Aim and
reduction of assets under management as a    the Affiliated Sub-Advisers to the funds
result of market movements and the           and therefore may reduce Invesco Aim's and
increase in voluntary fee waivers for        the Affiliated Sub-Advisers' expenses. The
affiliated money market funds have reduced   Board concluded that Invesco Aim's and the
the profitability of Invesco Aim and its     Affiliated Sub-Advisers' soft dollar
affiliates. The Board concluded that the     arrangements are appropriate. The Board
Fund's fees are fair and reasonable, and     also concluded that, based on their review
that the level of profits realized by        and representations made by the Chief
Invesco Aim and its affiliates from          Compliance Officer of Invesco Aim, these
providing services to the Fund is not        arrangements are consistent with
excessive in light of the


18 AIM EUROPEAN SMALL COMPANY FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================
GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

o  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of     o  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                        be sent via email as soon as they're available.

o  ECONOMICAL. Help reduce your fund's printing and delivery        o  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.          with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise.
If you do not want the mailing of these documents to be combined with those for other members of your household, please contact
Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and 002-27334.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after October 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim;
they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors.
Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.
                                                                                                             [INVESCO AIM LOGO]
   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,           --SERVICE MARK--
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.


                     invescoaim.com   ESC-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]             AIM GLOBAL CORE EQUITY FUND
-- SERVICE MARK --             Semiannual Report to Shareholders o June 30, 2009

                               [MOUNTAIN GRAPHIC]

 2   Fund Performance
 3   Letters to Shareholders
 4   Schedule of Investments
 7   Financial Statements
10   Notes to Financial Statements
16   Financial Highlights
17   Fund Expenses
18   Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================   ==========================================
PERFORMANCE SUMMARY                                                                       AVERAGE ANNUAL TOTAL RETURNS
FUND VS. INDEXES                                                                          As of 6/30/09, including maximum
                                                                                          applicable sales charges
Cumulative total returns, 12/31/08 to 6/30/09, at net asset value (NAV). Performance
shown does not include applicable contingent deferred sales charges (CDSC) or front-end   CLASS A SHARES
sales charges, which would have reduced performance.                                      Inception (12/29/00)                2.17%
                                                                                           5 Years                           -0.24
Class A Shares                                                                    7.32%    1 Year                           -28.83
Class B Shares                                                                    6.91    CLASS B SHARES
Class C Shares                                                                    7.02    Inception (12/29/00)                2.19%
Class Y Shares                                                                    7.53     5 Years                           -0.18
MSCI World Index(Triangle) (Broad Market/Style-Specific Index)                    6.35     1 Year                           -28.89
MSCI World Value Index(Triangle)* (Former Style-Specific Index)                   3.58    CLASS C SHARES
Lipper Global Large-Cap Core Funds Index(Triangle) (Peer Group Index)             6.56    Inception (12/29/00)                2.15%
Lipper Global Multi-Cap Value Funds Index(Triangle)*                                       5 Years                            0.16
   (Former Peer Group Index)                                                      9.99     1 Year                           -25.90
                                                                                          CLASS Y SHARES
(Triangle) Lipper Inc.                                                                    Inception                           2.87%
                                                                                           5 Years                            0.93
*  In conjunction with the Fund's change from global value to global core, the Fund has    1 Year                           -24.52
   elected to use the MSCI World Index instead of the MSCI World Value Index as its       ==========================================
   Style-Specific Index and the Lipper Global Large-Cap Core Funds Index instead of the
   Lipper Global Multi-Cap Value Funds Index as its Peer Group Index.                     OF THIS REPORT FOR CLASS A, CLASS B, CLASS
                                                                                          C AND CLASS Y SHARES WAS 1.60%, 2.35%,
The MSCI WORLD INDEX--SERVICE MARK-- is a free float-adjusted market capitalization       2.35% AND 1.35%, RESPECTIVELY. THE EXPENSE
index that is designed to measure global developed market equity performance.             RATIOS PRESENTED ABOVE MAY VARY FROM THE
                                                                                          EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
   The MSCI WORLD VALUE INDEX is a free float-adjusted market capitalization index that   OF THIS REPORT THAT ARE BASED ON EXPENSES
represents the value segment in global developed market equity performance.               INCURRED DURING THE PERIOD COVERED BY THIS
                                                                                          REPORT.
   The LIPPER GLOBAL LARGE-CAP CORE FUNDS INDEX is an equally weighted representation
of the largest funds in the Lipper Global Large-Cap Core Funds category. These funds         CLASS A SHARE PERFORMANCE REFLECTS THE
typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year   MAXIMUM 5.50% SALES CHARGE, AND CLASS B
sales-per-share growth value, compared to the S&P/Citigroup World BMI.                    AND CLASS C SHARE PERFORMANCE REFLECTS THE
                                                                                          APPLICABLE CONTINGENT DEFERRED SALES
   The LIPPER GLOBAL MULTI-CAP VALUE FUNDS INDEX is an equally weighted representation    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
of the largest funds in the Lipper Global Multi-Cap Value Funds category. These funds     CDSC ON CLASS B SHARES DECLINES FROM 5%
typically have a below-average price-to-cash flow ratio, price-to-book ratio, and         BEGINNING AT THE TIME OF PURCHASE TO 0% AT
three-year sales-per-share growth value, compared to the S&P/Citigroup BMI.               THE BEGINNING OF THE SEVENTH YEAR. THE
                                                                                          CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
   The Fund is not managed to track the performance of any particular index, including    YEAR AFTER PURCHASE. CLASS Y SHARES DO NOT
the indexes defined here, and consequently, the performance of the Fund may deviate       HAVE A FRONT-END SALES CHARGE OR A CDSC;
significantly from the performance of the indexes.                                        THEREFORE, PERFORMANCE IS AT NET ASSET
                                                                                          VALUE.
   A direct investment cannot be made in an index. Unless otherwise indicated, index
results include reinvested dividends, and they do not reflect sales charges.                 THE PERFORMANCE OF THE FUND'S SHARE
Performance of the peer group reflects fund expenses; performance of a market index       CLASSES WILL DIFFER PRIMARILY DUE TO
does not.                                                                                 DIFFERENT SALES CHARGE STRUCTURES AND
=======================================================================================   CLASS EXPENSES.

CLASS Y SHARES' INCEPTION DATE IS OCTOBER    MONTH-END PERFORMANCE. PERFORMANCE FIGURES      A REDEMPTION FEE OF 2% WILL BE IMPOSED
3, 2008; RETURNS SINCE THAT DATE ARE         REFLECT REINVESTED DISTRIBUTIONS, CHANGES    ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
ACTUAL RETURNS. ALL OTHER RETURNS ARE        IN NET ASSET VALUE AND THE EFFECT OF THE     THE FUND WITHIN 31 DAYS OF PURCHASE.
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      MAXIMUM SALES CHARGE UNLESS OTHERWISE        EXCEPTIONS TO THE REDEMPTION FEE ARE
PERFORMANCE AND RESTATED CLASS A SHARE       STATED. PERFORMANCE FIGURES DO NOT REFLECT   LISTED IN THE FUND'S PROSPECTUS.
PERFORMANCE (FOR PERIODS PRIOR TO THE        DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
INCEPTION DATE OF CLASS Y SHARES) AT NET     ON FUND DISTRIBUTIONS OR SALE OF FUND           HAD THE ADVISOR NOT WAIVED FEES AND/OR
ASSET VALUE. THE RESTATED CLASS A SHARE      SHARES. INVESTMENT RETURN AND PRINCIPAL      REIMBURSED EXPENSES IN THE PAST,
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    PERFORMANCE WOULD HAVE BEEN LOWER.
APPLICABLE TO CLASS A SHARES AS WELL AS      A GAIN OR LOSS WHEN YOU SELL SHARES.
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS                                                 (1) Total annual operating expenses less
RECEIVED BY CLASS A SHARES. CLASS A             THE NET ANNUAL FUND OPERATING EXPENSE         any contractual fee waivers and/or
SHARES' INCEPTION DATE IS DECEMBER 29,       RATIO SET FORTH IN THE MOST RECENT FUND          expense reimbursements by the advisor
2000.                                        PROSPECTUS AS OF THE DATE OF THIS REPORT         in effect through at least June 30,
                                             FOR CLASS A, CLASS B, CLASS C AND CLASS Y        2010. See current prospectus for more
   THE PERFORMANCE DATA QUOTED REPRESENT     SHARES WAS 1.59%, 2.34%, 2.34% AND 1.34%,        information.
PAST PERFORMANCE AND CANNOT GUARANTEE        RESPECTIVELY.(1) THE TOTAL ANNUAL FUND
COMPARABLE FUTURE RESULTS; CURRENT           OPERATING EXPENSE RATIO SET FORTH IN THE
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   MOST RECENT FUND PROSPECTUS AS OF THE DATE
VISIT INVESCOAIM.COM FOR THE MOST RECENT


2 AIM GLOBAL CORE EQUITY FUND

                    Dear Fellow Shareholders:

                    In these times of market uncertainty, wise investors stay focused on long-term goals and maintain an appropriately diversified investment program. We believe the route to financial success is more like a marathon
    [CROCKETT       than a sprint.
      PHOTO]
                       Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance performance in ways that put your
  Bruce Crockett    interests first.

                       A busy 2009 proxy season, during which Invesco Aim Advisors, Inc.'s proxy committee votes shares held by the
                    Funds on your behalf, is nearly over. This year, after careful case-by-case analysis, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence, say-on-pay initiatives and stock option re-pricing in light of the market's decline.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com under "Products & Performance/Investment
Advisory Agreement Renewals."

   You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

                    Dear Shareholders:

                    The past year and a half has been unsettling for most of us. Market indexes declined sharply in 2008 before tentatively rebounding in the first half of 2009. While some "market experts" suggest we may be seeing the first
     [TAYLOR        signs of economic recovery, others remind us that much uncertainty remains.
      PHOTO]
                       Recent history should have reminded all of us that investor sentiment can be fickle. This is why we believe investors should work with their financial advisors to devise a goals-based financial strategy -- a long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual risk
  Philip Taylor     tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

                       None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance -- a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at 800 959
4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my market updates -- as well as other market and fund commentaries by Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us.

Sincerely,


/S/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


3 AIM GLOBAL CORE EQUITY FUND

SCHEDULE OF INVESTMENTS(a)

June 30, 2009
(Unaudited)




                                                      SHARES       VALUE
---------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-99.59%

AUSTRALIA-1.64%

BHP Billiton Ltd.                                     50,565    $ 1,385,641
===========================================================================


BERMUDA-0.93%

PartnerRe Ltd.                                        12,136        788,233
===========================================================================


BRAZIL-0.61%

Companhia Energetica de Minas Gerais S.A.-ADR         11,695        157,181
---------------------------------------------------------------------------
Natura Cosmeticos S.A.                                 5,500         71,855
---------------------------------------------------------------------------
Petroleo Brasileiro S.A.-ADR                           4,176        171,133
---------------------------------------------------------------------------
Vale S.A.-ADR                                          6,283        110,769
===========================================================================
                                                                    510,938
===========================================================================


CANADA-1.52%

Intact Financial Corp.                                25,304        738,186
---------------------------------------------------------------------------
Toronto-Dominion Bank (The)                           10,497        542,867
===========================================================================
                                                                  1,281,053
===========================================================================


CHINA-0.53%

China Construction Bank Corp.-Class H                222,000        171,631
---------------------------------------------------------------------------
CNOOC Ltd.                                           137,575        169,400
---------------------------------------------------------------------------
Soho China Ltd.                                      179,000        110,151
===========================================================================
                                                                    451,182
===========================================================================


EGYPT-0.10%

Orascom Telecom Holding S.A.E.-GDR                     3,155         84,287
===========================================================================


FINLAND-1.57%

Nokia Corp.-ADR                                       90,964      1,326,255
===========================================================================


FRANCE-5.78%

Publicis Groupe                                       25,411        775,578
---------------------------------------------------------------------------
Sanofi-Aventis S.A.                                   18,838      1,106,101
---------------------------------------------------------------------------
Societe Generale                                      12,807        698,372
---------------------------------------------------------------------------
Total S.A.                                            28,406      1,537,985
---------------------------------------------------------------------------
Unibail-Rodamco-REIT                                   5,057        754,898
===========================================================================
                                                                  4,872,934
===========================================================================


GERMANY-2.82%

BASF S.E.                                             19,899        793,418
---------------------------------------------------------------------------
Bayerische Motoren Werke AG                           21,336        805,513
---------------------------------------------------------------------------
E.ON AG                                               21,989        780,208
===========================================================================
                                                                  2,379,139
===========================================================================


HONG KONG-2.88%

Cheung Kong (Holdings) Ltd.                           58,000        666,809
---------------------------------------------------------------------------
Denway Motors Ltd.                                   384,000        152,818
---------------------------------------------------------------------------
Esprit Holdings Ltd.                                 136,100        759,521
---------------------------------------------------------------------------
Hutchison Whampoa Ltd.                               130,000        847,604
===========================================================================
                                                                  2,426,752
===========================================================================


INDIA--0.33%

Mahindra & Mahindra Ltd.                               9,634        139,015
---------------------------------------------------------------------------
State Bank of India-GDR                                2,014        142,994
===========================================================================
                                                                    282,009
===========================================================================


INDONESIA-0.30%

PT Astra International Tbk                            49,500        115,194
---------------------------------------------------------------------------
PT Telekomunikasi Indonesia Tbk                      186,500        138,138
===========================================================================
                                                                    253,332
===========================================================================


ISRAEL-0.11%

Makhteshim-Agan Industries Ltd.                       18,315         90,285
===========================================================================


ITALY-1.51%

Eni S.p.A.                                            53,699      1,273,442
===========================================================================


JAPAN-13.18%

Canon Inc.                                            31,900      1,038,141
---------------------------------------------------------------------------
FUJIFILM Holdings Corp.                               32,900      1,037,834
---------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                 228,900      1,406,947
---------------------------------------------------------------------------
Murata Manufacturing Co., Ltd.                        16,500        699,272
---------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp.                    17,200        699,818
---------------------------------------------------------------------------
Nissan Motor Co., Ltd.                               135,100        815,547
---------------------------------------------------------------------------
NTT DoCoMo, Inc.                                         554        809,052
---------------------------------------------------------------------------
Seven & I Holdings Co., Ltd.                          34,400        806,980
---------------------------------------------------------------------------
Sony Corp.                                            23,000        594,084
---------------------------------------------------------------------------
Sumitomo Chemical Co., Ltd.                          175,000        784,327
---------------------------------------------------------------------------
Takeda Pharmaceutical Co., Ltd.                       21,300        827,560
---------------------------------------------------------------------------
Tokyo Electron Ltd.                                   18,100        869,257
---------------------------------------------------------------------------
Toyota Motor Corp.                                    19,400        733,327
===========================================================================
                                                                 11,122,146
===========================================================================


MEXICO-0.52%

America Movil S.A.B de C.V.-Series L                  79,100        153,470
---------------------------------------------------------------------------
Cemex S.A.B. de C.V.-CPO(b)(c)                        71,656         66,984
---------------------------------------------------------------------------
Fomento Economico Mexicano, S.A.B. de C.V.-ADR         1,821         58,709
---------------------------------------------------------------------------
Grupo Financiero Banorte S.A.B. de C.V.-Class O       67,600        163,755
===========================================================================
                                                                    442,918
===========================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM GLOBAL CORE EQUITY FUND

                                                      SHARES       VALUE
---------------------------------------------------------------------------
NETHERLANDS-5.56%

Heineken N.V.                                         37,927    $ 1,408,642
---------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.          43,651        806,878
---------------------------------------------------------------------------
TNT N.V.                                              59,841      1,165,140
---------------------------------------------------------------------------
Unilever N.V.                                         54,406      1,312,553
===========================================================================
                                                                  4,693,213
===========================================================================


NORWAY-0.98%

StatoilHydro A.S.A.                                   41,900        827,077
===========================================================================


RUSSIA-0.33%

Gazprom-ADR                                            5,693        116,006
---------------------------------------------------------------------------
LUKOIL-ADR                                             3,550        158,685
===========================================================================
                                                                    274,691
===========================================================================


SOUTH AFRICA-0.71%

Barloworld Ltd.                                       19,496         98,095
---------------------------------------------------------------------------
Sasol Ltd.                                             3,428        120,462
---------------------------------------------------------------------------
Standard Bank Group Ltd.                              13,727        157,896
---------------------------------------------------------------------------
Steinhoff International Holdings Ltd.(c)              87,939        153,283
---------------------------------------------------------------------------
Tiger Brands Ltd.                                      3,844         71,832
===========================================================================
                                                                    601,568
===========================================================================


SOUTH KOREA-0.90%

Daelim Industrial Co., Ltd.                            1,870         90,108
---------------------------------------------------------------------------
Hyundai Mobis                                          1,869        162,968
---------------------------------------------------------------------------
LG Electronics Inc.                                      789         72,092
---------------------------------------------------------------------------
Lotte Shopping Co., Ltd.                                 275         56,389
---------------------------------------------------------------------------
POSCO                                                    564        186,809
---------------------------------------------------------------------------
Samsung Electronics Co., Ltd.                            407        188,513
===========================================================================
                                                                    756,879
===========================================================================


SPAIN-2.05%

Banco Santander S.A.                                 143,054      1,725,760
===========================================================================


SWITZERLAND-5.22%

ACE Ltd.                                              23,760      1,050,905
---------------------------------------------------------------------------
Holcim Ltd.(c)                                        15,079        858,828
---------------------------------------------------------------------------
Novartis AG                                           15,856        644,118
---------------------------------------------------------------------------
Swisscom AG                                            3,216        986,969
---------------------------------------------------------------------------
Zurich Financial Services AG                           4,889        865,284
===========================================================================
                                                                  4,406,104
===========================================================================


TAIWAN-0.42%

AU Optronics Corp.-ADR                                10,259         99,307
---------------------------------------------------------------------------
HTC Corp.                                             13,000        182,799
---------------------------------------------------------------------------
Powertech Technology Inc.                             34,000         70,630
===========================================================================
                                                                    352,736
===========================================================================


THAILAND-0.31%

Bangkok Bank PCL-NVDR                                 20,800         65,478
---------------------------------------------------------------------------
Banpu PCL                                              9,400         92,720
---------------------------------------------------------------------------
PTT PCL                                               14,700        100,126
===========================================================================
                                                                    258,324
===========================================================================


TURKEY-0.23%

Tupras-Turkiye Petrol Rafinerileri A.S.                9,274        112,553
---------------------------------------------------------------------------
Turkiye Is Bankasi-Class C                            27,633         80,863
===========================================================================
                                                                    193,416
===========================================================================


UNITED KINGDOM-13.79%

AstraZeneca PLC                                       19,301        849,811
---------------------------------------------------------------------------
BAE Systems PLC                                      147,857        825,192
---------------------------------------------------------------------------
BP PLC                                               146,389      1,158,188
---------------------------------------------------------------------------
Centrica PLC                                         326,811      1,200,716
---------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR                               25,238        891,911
---------------------------------------------------------------------------
HSBC Holdings PLC                                    141,149      1,166,684
---------------------------------------------------------------------------
Imperial Tobacco Group PLC                            49,892      1,297,417
---------------------------------------------------------------------------
National Grid PLC                                    121,138      1,092,352
---------------------------------------------------------------------------
Royal Dutch Shell PLC-Class B                         81,038      2,045,542
---------------------------------------------------------------------------
Vodafone Group PLC                                   571,096      1,103,712
===========================================================================
                                                                 11,631,525
===========================================================================


UNITED STATES-34.76%

3M Co.                                                21,459      1,289,686
---------------------------------------------------------------------------
Anadarko Petroleum Corp.                              28,409      1,289,484
---------------------------------------------------------------------------
Apache Corp.                                          10,486        756,565
---------------------------------------------------------------------------
Apollo Group, Inc.-Class A(c)                          9,583        681,543
---------------------------------------------------------------------------
Avon Products, Inc.                                   47,174      1,216,146
---------------------------------------------------------------------------
Bank of America Corp.                                 72,539        957,515
---------------------------------------------------------------------------
Bank of New York Mellon Corp.                         40,357      1,182,864
---------------------------------------------------------------------------
Best Buy Co., Inc.                                    22,663        758,984
---------------------------------------------------------------------------
Chevron Corp.                                         27,583      1,827,374
---------------------------------------------------------------------------
Coach, Inc.                                           53,772      1,445,391
---------------------------------------------------------------------------
ConocoPhillips                                        30,429      1,279,844
---------------------------------------------------------------------------
DTE Energy Co.                                        26,508        848,256
---------------------------------------------------------------------------
Energen Corp.                                         23,464        936,214
---------------------------------------------------------------------------
FedEx Corp.                                           15,582        866,671
---------------------------------------------------------------------------
International Business Machines Corp.                  6,667        696,168
---------------------------------------------------------------------------
Johnson & Johnson                                     32,750      1,860,200
---------------------------------------------------------------------------
Kroger Co. (The)                                      52,624      1,160,359
---------------------------------------------------------------------------
Merck & Co., Inc.                                     56,900      1,590,924
---------------------------------------------------------------------------
Microsoft Corp.                                       43,493      1,033,829
---------------------------------------------------------------------------
Oracle Corp.                                          68,605      1,469,519
---------------------------------------------------------------------------
Parker Hannifin Corp.                                 19,640        843,734
---------------------------------------------------------------------------
Pfizer Inc.                                           56,374        845,610
---------------------------------------------------------------------------
Philip Morris International Inc.                      17,588        767,188
---------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM GLOBAL CORE EQUITY FUND

                                                      SHARES       VALUE
---------------------------------------------------------------------------
UNITED STATES-(CONTINUED)

Seagate Technology(c)                                 85,260    $   891,820
---------------------------------------------------------------------------
Stryker Corp.                                         19,232        764,280
---------------------------------------------------------------------------
Teradata Corp.(c)                                     45,242      1,060,020
---------------------------------------------------------------------------
Valero Energy Corp.                                   59,322      1,001,948
===========================================================================
                                                                 29,322,136
===========================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $95,436,906)                                        84,013,975
===========================================================================


PREFERRED STOCKS-0.20%

BRAZIL-0.20%

Banco Bradesco S.A.-Pfd.                               3,300         48,502
---------------------------------------------------------------------------
Usinas Siderurgicas de Minas Gerais S.A.-Class
  A-Pfd.                                               5,600        119,888
===========================================================================

     Total Preferred Stocks (Cost $159,134)                         168,390
===========================================================================


MONEY MARKET FUNDS-0.16%

Liquid Assets Portfolio-Institutional Class(d)        69,531         69,531
---------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)              69,531         69,531
===========================================================================
     Total Money Market Funds (Cost $139,062)                       139,062
===========================================================================
TOTAL INVESTMENTS-99.95% (Cost $95,735,102)                      84,321,427
===========================================================================
OTHER ASSETS LESS LIABILITIES-0.05%                                  37,996
===========================================================================
NET ASSETS-100.00%                                              $84,359,423
___________________________________________________________________________
===========================================================================



Investment Abbreviations:

ADR   - American Depositary Receipt
CPO   - Certificates of Ordinary Participation
GDR   - Global Depositary Receipt
NVDR  - Non-Voting Depositary Receipt
Pfd.  - Preferred
REIT  - Real Estate Investment Trust


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Each unit represents two Series A shares and one Series B share.
(c)   Non-income producing security.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2009



-------------------------------------------------------------------------
Energy                                                               16.6%
-------------------------------------------------------------------------
Financials                                                           16.0
-------------------------------------------------------------------------
Information Technology                                               12.6
-------------------------------------------------------------------------
Health Care                                                          11.1
-------------------------------------------------------------------------
Consumer Discretionary                                                9.8
-------------------------------------------------------------------------
Consumer Staples                                                      9.7
-------------------------------------------------------------------------
Industrials                                                           8.1
-------------------------------------------------------------------------
Utilities                                                             6.0
-------------------------------------------------------------------------
Materials                                                             5.2
-------------------------------------------------------------------------
Telecommunication Services                                            4.7
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 0.2
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM GLOBAL CORE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $95,596,040)                            $ 84,182,365
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost          139,062
================================================================================
     Total investments, at value (Cost $95,735,102)                   84,321,427
================================================================================
Foreign currencies, at value (Cost $110,215)                             110,899
--------------------------------------------------------------------------------
Receivables for:
  Fund shares sold                                                        39,803
--------------------------------------------------------------------------------
  Dividends                                                              277,069
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         13,882
--------------------------------------------------------------------------------
Other assets                                                              28,808
================================================================================
     Total assets                                                     84,791,888
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                                                 221,341
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                              87,008
--------------------------------------------------------------------------------
  Accrued other operating expenses                                        95,868
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        28,248
================================================================================
     Total liabilities                                                   432,465
================================================================================
Net assets applicable to shares outstanding                         $ 84,359,423
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $134,434,906
--------------------------------------------------------------------------------
Undistributed net investment income                                      598,499
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (39,261,641)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                               (11,412,341)
================================================================================
                                                                    $ 84,359,423
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $ 59,031,180
________________________________________________________________________________
================================================================================
Class B                                                             $ 12,881,456
________________________________________________________________________________
================================================================================
Class C                                                             $ 11,862,376
________________________________________________________________________________
================================================================================
Class Y                                                             $    575,574
________________________________________________________________________________
================================================================================
Institutional Class                                                 $      8,837
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                5,749,280
________________________________________________________________________________
================================================================================
Class B                                                                1,300,736
________________________________________________________________________________
================================================================================
Class C                                                                1,196,975
________________________________________________________________________________
================================================================================
Class Y                                                                   55,989
________________________________________________________________________________
================================================================================
Institutional Class                                                          851
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $      10.27
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $10.27 divided by 94.50%)                  $      10.87
________________________________________________________________________________
================================================================================
Class B:
  Net asset value and offering price per share                      $       9.90
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                      $       9.91
________________________________________________________________________________
================================================================================
Class Y:
  Net asset value and offering price per share                      $      10.28
________________________________________________________________________________
================================================================================
Institutional Class:
  Net asset value and offering price per share                      $      10.38
________________________________________________________________________________
================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM GLOBAL CORE EQUITY FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $179,278)                            $  1,553,077
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                               4,371
================================================================================================
     Total investment income                                                           1,557,448
================================================================================================


EXPENSES:

Advisory fees                                                                            317,002
------------------------------------------------------------------------------------------------
Administrative services fees                                                              24,795
------------------------------------------------------------------------------------------------
Custodian fees                                                                            47,171
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                 68,179
------------------------------------------------------------------------------------------------
  Class B                                                                                 65,307
------------------------------------------------------------------------------------------------
  Class C                                                                                 55,956
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and Y                                                     223,910
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                           9
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 11,368
------------------------------------------------------------------------------------------------
Other                                                                                     96,058
================================================================================================
     Total expenses                                                                      909,755
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                  (3,647)
================================================================================================
     Net expenses                                                                        906,108
================================================================================================
Net investment income                                                                    651,340
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (net of foreign taxes of $780)                               (13,158,113)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     (75,872)
================================================================================================
                                                                                     (13,233,985)
================================================================================================
Change in net unrealized appreciation of:
  Investment securities (net of foreign taxes on holdings of $12,048)                 17,336,020
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      11,057
================================================================================================
                                                                                      17,347,077
================================================================================================
Net realized and unrealized gain                                                       4,113,092
================================================================================================
Net increase in net assets resulting from operations                                $  4,764,432
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM GLOBAL CORE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                             JUNE 30,       DECEMBER 31,
                                                                               2009             2008
--------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $    651,340    $   2,028,677
--------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (13,233,985)     (22,873,269)
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                       17,347,077      (68,066,779)
========================================================================================================
     Net increase (decrease) in net assets resulting from operations          4,764,432      (88,911,371)
========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                            --         (248,175)
--------------------------------------------------------------------------------------------------------
  Class B                                                                            --          (67,584)
--------------------------------------------------------------------------------------------------------
  Class C                                                                            --          (52,990)
--------------------------------------------------------------------------------------------------------
  Class Y                                                                            --           (1,388)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                                --             (471)
========================================================================================================
     Total distributions from net investment income                                  --         (370,608)
========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                            --          (11,400)
--------------------------------------------------------------------------------------------------------
  Class B                                                                            --           (3,154)
--------------------------------------------------------------------------------------------------------
  Class C                                                                            --           (2,778)
--------------------------------------------------------------------------------------------------------
  Class Y                                                                            --              (65)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                                --              (22)
========================================================================================================
     Total distributions from net realized gains                                     --          (17,419)
========================================================================================================
Share transactions-net:
  Class A                                                                    (5,244,720)     (32,638,564)
--------------------------------------------------------------------------------------------------------
  Class B                                                                    (3,374,198)     (19,581,910)
--------------------------------------------------------------------------------------------------------
  Class C                                                                    (1,394,410)     (11,341,439)
--------------------------------------------------------------------------------------------------------
  Class Y                                                                       185,441          413,060
--------------------------------------------------------------------------------------------------------
  Institutional Class                                                           (86,446)     (94,179,465)
========================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          (9,914,333)    (157,328,318)
========================================================================================================
     Net increase (decrease) in net assets                                   (5,149,901)    (246,627,716)
========================================================================================================


NET ASSETS:

  Beginning of period                                                        89,509,324      336,137,040
========================================================================================================
  End of period (includes undistributed net investment income of
     $598,499 and $(52,841), respectively)                                 $ 84,359,423    $  89,509,324
________________________________________________________________________________________________________
========================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM GLOBAL CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Core Equity Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's primary investment objective is long-term growth of capital.

  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


10        AIM GLOBAL CORE EQUITY FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events that may occur or become known after the period-end date and before the date the financial statements are available of issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period-end date for all other periods.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.


11        AIM GLOBAL CORE EQUITY FUND

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The maximum risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
-------------------------------------------------------------------
First $250 million                                            0.80%
-------------------------------------------------------------------
Next $250 million                                             0.78%
-------------------------------------------------------------------
Next $500 million                                             0.76%
-------------------------------------------------------------------
Next $1.5 billion                                             0.74%
-------------------------------------------------------------------
Next $2.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.68%
-------------------------------------------------------------------
Over $10 billion                                              0.66%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Effective July 1, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 2.25%, 3.00%, 3.00%, 2.00% and 2.00% of average daily net assets, respectively, through at least June 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $696.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $224.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the


12        AIM GLOBAL CORE EQUITY FUND

Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2009, IADI advised the Fund that IADI retained $5,722 in front-end sales commissions from the sale of Class A shares and $0, $13,312 and $250 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                     LEVEL 1         LEVEL 2       LEVEL 3        TOTAL
--------------------------------------------------------------------------------------------------------------------------
Equity Securities                                                  $42,873,897     $41,447,530       $--       $84,321,427
__________________________________________________________________________________________________________________________
==========================================================================================================================



NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2009, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $2,727.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $1,530 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.


13        AIM GLOBAL CORE EQUITY FUND

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of December 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2016                                                                  $21,962,314
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $19,272,425 and $26,645,089, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $  5,041,893
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (17,556,884)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(12,514,991)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $96,836,418.




14        AIM GLOBAL CORE EQUITY FUND

NOTE 9--SHARE INFORMATION


                                                                               SUMMARY OF SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                                  JUNE 30, 2009(a)                DECEMBER 31, 2008
                                                             --------------------------     -----------------------------
                                                               SHARES          AMOUNT          SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       249,291     $ 2,284,566         549,432     $   7,016,789
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        35,979         315,080         143,125         1,781,280
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                        72,767         659,716         209,965         2,622,475
-------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                     28,700         274,262          39,811           447,162
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --              47         629,719         9,126,292
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --              --          26,640           245,007
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                            --              --           7,420            66,113
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                            --              --           6,033            53,964
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                            --              --             158             1,453
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --              --              53               493
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       170,991       1,524,291         598,100         7,691,413
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (177,002)     (1,524,291)       (626,702)       (7,691,413)
=========================================================================================================================
Reacquired:(c)
  Class A(b)                                                 (1,026,870)     (9,053,577)     (3,686,791)      (47,591,773)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (251,630)     (2,164,987)     (1,085,287)      (13,737,890)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (236,606)     (2,054,126)     (1,106,924)      (14,017,878)
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                        (8,759)        (88,821)         (3,921)          (35,555)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (11,381)        (86,493)     (7,706,338)     (103,306,250)
=========================================================================================================================
     Net increase (decrease) in share activity               (1,154,520)    $(9,914,333)    (12,005,507)    $(157,328,318)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 14% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A into Class Y shares of the
     Fund:

     CLASS                                                                        SHARES        AMOUNT
     --------------------------------------------------------------------------------------------------
     Class Y                                                                      37,776      $ 426,494
     --------------------------------------------------------------------------------------------------
     Class A                                                                     (37,776)      (426,494)
     __________________________________________________________________________________________________
     ==================================================================================================



(c) Net of redemption fees of $719 and $1,664 which were allocated among the classes based on relative net assets of each class for the six months ended June 30, 2009 and the year ended December 31, 2008, respectively.


15        AIM GLOBAL CORE EQUITY FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        NET GAINS
                                                         (LOSSES)
                           NET ASSET                  ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   NET INVESTMENT      (BOTH      TOTAL FROM   FROM NET      FROM NET
                           BEGINNING      INCOME       REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL
                           OF PERIOD     (LOSS)(a)     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09    $ 9.56       $ 0.09          $ 0.62       $ 0.71      $   --        $   --         $   --
Year ended 12/31/08           15.75         0.12           (6.27)       (6.15)      (0.04)        (0.00)         (0.04)
Year ended 12/31/07           16.14         0.18            0.19         0.37       (0.22)        (0.54)         (0.76)
Year ended 12/31/06           13.97         0.14            2.82         2.96       (0.17)        (0.62)         (0.79)
Year ended 12/31/05           13.28         0.13            1.38         1.51       (0.16)        (0.66)         (0.82)
Year ended 12/31/04           11.74         0.01(f)         2.04         2.05       (0.03)        (0.48)         (0.51)
-------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      9.26         0.05            0.59         0.64          --            --             --
Year ended 12/31/08           15.37         0.03           (6.10)       (6.07)      (0.04)        (0.00)         (0.04)
Year ended 12/31/07           15.73         0.05            0.20         0.25       (0.07)        (0.54)         (0.61)
Year ended 12/31/06           13.65         0.02            2.75         2.77       (0.07)        (0.62)         (0.69)
Year ended 12/31/05           13.02         0.03            1.34         1.37       (0.08)        (0.66)         (0.74)
Year ended 12/31/04           11.57        (0.07)(f)        2.00         1.93       (0.00)        (0.48)         (0.48)
-------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      9.26         0.05            0.60         0.65          --            --             --
Year ended 12/31/08           15.38         0.03           (6.11)       (6.08)      (0.04)        (0.00)         (0.04)
Year ended 12/31/07           15.74         0.05            0.20         0.25       (0.07)        (0.54)         (0.61)
Year ended 12/31/06           13.66         0.02            2.75         2.77       (0.07)        (0.62)         (0.69)
Year ended 12/31/05           13.03         0.03            1.34         1.37       (0.08)        (0.66)         (0.74)
Year ended 12/31/04           11.58        (0.07)(f)        2.00         1.93       (0.00)        (0.48)         (0.48)
-------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      9.56         0.10            0.62         0.72          --            --             --
Year ended 12/31/08(g)        11.29         0.02           (1.71)       (1.69)      (0.04)        (0.00)         (0.04)
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09      9.61         0.11            0.66         0.77          --            --             --
Year ended 12/31/08           15.77         0.22           (6.34)       (6.12)      (0.04)        (0.00)         (0.04)
Year ended 12/31/07           16.17         0.26            0.19         0.45       (0.31)        (0.54)         (0.85)
Year ended 12/31/06           13.98         0.22            2.83         3.05       (0.24)        (0.62)         (0.86)
Year ended 12/31/05(g)        13.90         0.04            0.86         0.90       (0.16)        (0.66)         (0.82)
_________________________________________________________________________________________________________________________
=========================================================================================================================

                                                                        RATIO OF          RATIO OF
                                                                        EXPENSES          EXPENSES
                                                                       TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                                                                       NET ASSETS      ASSETS WITHOUT    INVESTMENT
                             NET ASSET                NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                            VALUE, END     TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                           OF PERIOD(b)  RETURN(c)  (000S OMITTED)      ABSORBED          ABSORBED       NET ASSETS   TURNOVER(d)
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09     $10.27         7.43%     $ 59,031           2.07%(e)          2.07%(e)        1.88%(e)       26%
Year ended 12/31/08             9.56       (39.03)       60,767           1.58              1.59            0.96          146
Year ended 12/31/07            15.75         2.31       139,688           1.44              1.47            1.08           35
Year ended 12/31/06            16.14        21.16       149,283           1.53              1.58            0.88           24
Year ended 12/31/05            13.97        11.35        93,363           1.62              1.67            0.91           51
Year ended 12/31/04            13.28        17.50        36,092           2.00              2.20            0.10(f)       129
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09       9.90         6.91        12,881           2.82(e)           2.82(e)         1.13(e)        26
Year ended 12/31/08             9.26       (39.48)       15,675           2.33              2.34            0.21          146
Year ended 12/31/07            15.37         1.62        50,018           2.19              2.22            0.33           35
Year ended 12/31/06            15.73        20.27        65,013           2.28              2.33            0.13           24
Year ended 12/31/05            13.65        10.51        49,827           2.33              2.38            0.20           51
Year ended 12/31/04            13.02        16.77        24,675           2.65              2.85           (0.55)(f)      129
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09       9.91         7.02        11,862           2.82(e)           2.82(e)         1.13(e)        26
Year ended 12/31/08             9.26       (39.52)       12,604           2.33              2.34            0.21          146
Year ended 12/31/07            15.38         1.62        34,626           2.19              2.22            0.33           35
Year ended 12/31/06            15.74        20.26        44,587           2.28              2.33            0.13           24
Year ended 12/31/05            13.66        10.50        24,316           2.33              2.38            0.20           51
Year ended 12/31/04            13.03        16.75        10,021           2.65              2.85           (0.55)(f)      129
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      10.28         7.53           576           1.82(e)           1.82(e)         2.13(e)        26
Year ended 12/31/08(g)          9.56       (14.95)          345           1.67(h)           1.67(h)         0.87(h)       146
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09      10.38         8.01             9           1.29(e)           1.29(e)         2.66(e)        26
Year ended 12/31/08             9.61       (38.79)          118           0.97              0.98            1.57          146
Year ended 12/31/07            15.77         2.84       111,805           0.93              0.96            1.59           35
Year ended 12/31/06            16.17        21.81        51,005           0.98              1.03            1.43           24
Year ended 12/31/05(g)         13.98         6.48         2,542           1.09(h)           1.14(h)         1.44(h)        51
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a)   Calculated using average shares outstanding.
(b) Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $54,995, $13,170, $11,284, $413 and $46 for Class A, Class B,
      Class C, Class Y and Institutional Class shares, respectively.
(f) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.02) and (0.14)%; $(0.10) and (0.79)%; $(0.10) and (0.79)% for Class A,
      Class B and Class C shares, respectively.
(g) Commencement date of Class Y and Institutional Class shares was October 3, 2008 and October 25, 2005, respectively.
(h)   Annualized.


16        AIM GLOBAL CORE EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009, through June 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
     Class A        $1,000.00      $1,073.20       $10.64      $1,014.53       $10.34       2.07%
---------------------------------------------------------------------------------------------------
     Class B         1,000.00       1,069.10        14.47       1,010.81        14.06       2.82
---------------------------------------------------------------------------------------------------
     Class C         1,000.00       1,070.20        14.47       1,010.81        14.06       2.82
---------------------------------------------------------------------------------------------------
     Class Y         1,000.00       1,075.30         9.37       1,015.77         9.10       1.82
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


17        AIM GLOBAL CORE EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM     formance, investment objective(s),           considered all of the information provided
Funds Group is required under the            policies, strategies and limitations of      to them, including information provided at
Investment Company Act of 1940 to approve    these funds.                                 their meetings throughout the year as part
annually the renewal of the AIM Global                                                    of their ongoing oversight of the Fund and
Core Equity Fund (the Fund) investment          In addition to their meetings             did not identify any particular factor
advisory agreement with Invesco Aim          throughout the year, the Sub-Committees      that was controlling. Each Trustee may
Advisors, Inc. (Invesco Aim) and the         meet at designated contract renewal          have evaluated the information provided
Master Intergroup Sub-Advisory Contract      meetings each year to conduct an in-depth    differently from another Trustee and
for Mutual Funds (the sub-advisory           review of the performance, fees, expenses    attributed different weight to the various
contracts) with Invesco Asset Management     and other matters related to their           factors. The Trustees recognized that the
Deutschland GmbH, Invesco Asset Management   assigned funds. During the contract          advisory arrangements and resulting
Limited, Invesco Asset Management (Japan)    renewal process, the Trustees receive        advisory fees for the Fund and the other
Limited, Invesco Australia Limited,          comparative performance and fee data         AIM Funds are the result of years of
Invesco Global Asset Management (N.A.),      regarding the AIM Funds prepared by an       review and negotiation between the
Inc., Invesco Hong Kong Limited, Invesco     independent company, Lipper, Inc.            Trustees and Invesco Aim, that the
Institutional (N.A.), Inc., Invesco Senior   (Lipper), under the direction and            Trustees may focus to a greater extent on
Secured Management, Inc. and Invesco         supervision of the Senior Officer who also   certain aspects of these arrangements in
Trimark Ltd. (collectively, the Affiliated   prepares a separate analysis of this         some years than in others, and that the
Sub-Advisers). During contract renewal       information for the Trustees. Each           Trustees' deliberations and conclusions in
meetings held on June 16-17, 2009, the       Sub-Committee then makes recommendations     a particular year may be based in part on
Board as a whole, and the disinterested or   to the Investments Committee regarding the   their deliberations and conclusions
"independent" Trustees voting separately,    fees and expenses of their assigned funds.   regarding these same arrangements
approved the continuance of the Fund's       The Investments Committee considers each     throughout the year and in prior years.
investment advisory agreement and the        Sub-Committee's recommendations and makes
sub-advisory contracts for another year,     its own recommendations regarding the fees      The discussion below serves as a
effective July 1, 2009. In doing so, the     and expenses of the AIM Funds to the full    summary of the Senior Officer's
Board determined that the Fund's             Board. The Investments Committee also        independent written evaluation with
investment advisory agreement and the        considers each Sub-Committee's               respect to the Fund's investment advisory
sub-advisory contracts are in the best       recommendations in making its annual         agreement as well as a discussion of the
interests of the Fund and its shareholders   recommendation to the Board whether to       material factors and related conclusions
and that the compensation to Invesco Aim     approve the continuance of each AIM Fund's   that formed the basis for the Board's
and the Affiliated Sub-Advisers under the    investment advisory agreement and            approval of the Fund's investment advisory
Fund's investment advisory agreement and     sub-advisory contracts for another year.     agreement and sub-advisory contracts.
sub-advisory contracts is fair and                                                        Unless otherwise stated, information set
reasonable.                                     The independent Trustees met separately   forth below is as of June 17, 2009, and
                                             during their evaluation of the Fund's        does not reflect any changes that may have
THE BOARD'S FUND EVALUATION PROCESS          investment advisory agreement and            occurred since that date, including but
                                             sub-advisory contracts with independent      not limited to changes to the Fund's
The Board's Investments Committee has        legal counsel. The independent Trustees      performance, advisory fees, expense
established three Sub-Committees that are    were also assisted in their annual           limitations and/or fee waivers.
responsible for overseeing the management    evaluation of the Fund's investment
of a number of the series portfolios of      advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
the AIM Funds. This Sub-Committee            One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
structure permits the Trustees to focus on   is to manage the process by which the AIM
the performance of the AIM Funds that have   Funds' proposed management fees are             A. Nature, Extent and Quality of
been assigned to them. The Sub-Committees    negotiated during the annual contract              Services Provided by Invesco Aim
meet throughout the year to review the       renewal process to ensure that they are
performance of their assigned funds, and     negotiated in a manner that is at arms'      The Board reviewed the advisory services
the Sub-Committees review monthly and        length and reasonable. Accordingly, the      provided to the Fund by Invesco Aim under
quarterly comparative performance            Senior Officer must either supervise a       the Fund's investment advisory agreement,
information and periodic asset flow data     competitive bidding process or prepare an    the performance of Invesco Aim in
for their assigned funds. These materials    independent written evaluation. The Senior   providing these services, and the
are prepared under the direction and         Officer recommended that an independent      credentials and experience of the officers
supervision of the independent Senior        written evaluation be provided and, at the   and employees of Invesco Aim who provide
Officer, an officer of the AIM Funds who     direction of the Board, prepared an          these services. The Board's review of the
reports directly to the Independent          independent written evaluation.              qualifications of Invesco Aim to provide
Trustees. Over the course of each year,                                                   these services included the Board's
the Sub-Committees meet with portfolio          During the annual contract renewal        consideration of Invesco Aim's portfolio
managers for their assigned funds and        process, the Board considered the factors    and product review process, various back
other members of management and review       discussed below in evaluating the fairness   office support functions provided by
with these individuals the per-              and reasonableness of the Fund's             Invesco Aim and its affiliates, and
                                             investment advisory agreement and            Invesco Aim's equity and fixed income
                                             sub-advisory contracts. The Board            trading operations. The


18 AIM GLOBAL CORE EQUITY FUND                                         continued

Board concluded that the nature, extent      investment decisions for the Fund are made   Sub-Adviser, at a common asset level. The
and quality of the advisory services         by Invesco Global Asset Management (N.A.),   Board noted that the Fund's contractual
provided to the Fund by Invesco Aim were     Inc. (Invesco Global). The Board concluded   advisory fee rate was below the median
appropriate and that Invesco Aim currently   that the sub-advisory contracts benefit      contractual advisory fee rate of funds in
is providing satisfactory advisory           the fund and its shareholders by             its expense group. The Board also reviewed
services in accordance with the terms of     permitting Invesco Aim to utilize the        the methodology used by Lipper in
the Fund's investment advisory agreement.    additional resources and talent of the       determining contractual fee rates, which
In addition, based on their ongoing          Affiliated Sub-Advisers in managing the      includes using audited financial data from
meetings throughout the year with the        Fund.                                        the most recent annual report of each fund
Fund's portfolio manager or managers, the                                                 in the expense group that was publicly
Board concluded that these individuals are      C. Fund Performance                       available as of the end of the past
competent and able to continue to carry                                                   calendar year. The Board noted that some
out their responsibilities under the         The Board considered fund performance as a   comparative data did not reflect the
Fund's investment advisory agreement.        relevant factor in considering whether to    market downturn that occurred in the
                                             approve the investment advisory agreement    fourth quarter of 2008.
   In determining whether to continue the    as well as the sub-advisory contract for
Fund's investment advisory agreement, the    the Fund, as Invesco Global currently           The Board noted that Invesco Aim does
Board considered the prior relationship      manages assets of the Fund.                  not serve as an adviser to other domestic
between Invesco Aim and the Fund, as well                                                 mutual funds or other domestic clients
as the Board's knowledge of Invesco Aim's       The Board compared the Fund's             with investment strategies comparable to
operations, and concluded that it is         performance during the past one, three and   those of the Fund; however, Invesco Global
beneficial to maintain the current           five calendar years to the performance of    does act as sub-adviser to foreign funds
relationship, in part, because of such       all funds in the Lipper performance          with investment strategies comparable to
knowledge. The Board also considered the     universe that are not managed by Invesco     those of the Fund. The Board compared the
steps that Invesco Aim and its affiliates    Aim or an Affiliated Sub-Adviser and         Fund's sub-advisory fee rate to the
continue to take to improve the quality      against the Lipper Global Large-Cap Core     sub-advisory fee rate of the two other
and efficiency of the services they          Funds Index. The Board noted that the        sub-advised funds. The Board noted that
provide to the AIM Funds in the areas of     Fund's performance was in the third          the Fund's sub-advisory fee rate was lower
investment performance, product line         quintile of its performance universe for     than the sub-advisory fee rate for the
diversification, distribution, fund          the one and five year periods and the        other sub-advised funds.
operations, shareholder services and         fourth quintile of its performance
compliance. The Board concluded that the     universe for the three year period (the         Additionally, the Board compared the
quality and efficiency of the services       first quintile being the best performing     Fund's sub-advisory fee rate to the
Invesco Aim and its affiliates provide to    funds and the fifth quintile being the       effective fee rate (the advisory fee after
the AIM Funds in each of these areas         worst performing funds). The Board noted     any advisory fee waivers and before any
support the Board's approval of the          that the Fund's performance was above the    expense limitations/waivers) of several
continuance of the Fund's investment         performance of the Index for the one and     separately managed accounts/wrap accounts
advisory agreement.                          five year periods, and below the             sub-advised by Invesco Global. The Board
                                             performance of the Index for the three       noted that the Fund's sub-advisory fee
   B. Nature, Extent and Quality of          year period. Invesco Aim noted that the      rate was above the rates for the
      Services Provided by Affiliated        investment team had been replaced with       separately managed accounts/wrap accounts.
      Sub-Advisers                           Invesco Global in 2008 and that the name     The Board considered that management of
                                             and positioning of the Fund has also been    the separately managed accounts/wrap
The Board reviewed the services provided     changed. Although the independent written    accounts by Invesco Global involves
by the Affiliated Sub-Advisers under the     evaluation of the Fund's Senior Officer      different levels of services and different
sub-advisory contracts and the credentials   only considered Fund performance through     operational and regulatory requirements
and experience of the officers and           the most recent calendar year, the Board     than Invesco Aim's and Invesco Global's
employees of the Affiliated Sub-Advisers     also reviewed more recent Fund performance   management of the Fund. The Board
who provide these services. The Board        and this review did not change their         concluded that these differences are
concluded that the nature, extent and        conclusions. The Board noted that, in        appropriately reflected in the fee
quality of the services provided by the      response to the Board's focus on fund        structure for the Fund.
Affiliated Sub-Advisers are appropriate.     performance, Invesco Aim has taken a
The Board noted that the Affiliated          number of actions intended to improve the       The Board noted that Invesco Aim has
Sub-Advisers, which have offices and         investment process for the funds.            agreed to reduce the per account transfer
personnel that are geographically                                                         agent fee for all the retail funds,
dispersed in financial centers around the       D. Advisory and Sub-Advisory Fees and     including the Fund, effective July 1,
world, can provide research and other              Fee Waivers                            2009. The Board also noted that Invesco
information and make recommendations on                                                   Aim has contractually agreed to waive fees
the markets and economies of various         The Board compared the Fund's contractual    and/or limit expenses of the Fund through
countries and securities of companies        advisory fee rate to the contractual         at least June 30, 2010 in an amount
located in such countries or on various      advisory fee rates of funds in the Fund's    necessary to limit total annual operating
types of investments and investment          Lipper expense group that are not managed    expenses to a specified percentage of
techniques. The Board noted that             by Invesco Aim or an Affiliated              average daily net assets for each class of
                                                                                          the Fund. The Board


19 AIM GLOBAL CORE EQUITY FUND                                         continued

noted that at the current expense ratio      ultimate parent of Invesco Aim and the       brokerage transactions executed through
for the Fund, this expense waiver does not   Affiliated Sub-Advisers, and of Invesco      "soft dollar" arrangements. The Board
have any impact.                             Aim, as well as the profitability of         noted that soft dollar arrangements shift
                                             Invesco Aim in connection with managing      the payment obligation for research and
   The Board also considered the services    the Fund. The Board noted that Invesco Aim   execution services from Invesco Aim and
provided by the Affiliated Sub-Advisers      continues to operate at a net profit,        the Affiliated Sub-Advisers to the funds
pursuant to the sub-advisory contracts and   although the reduction of assets under       and therefore may reduce Invesco Aim's and
the services provided by Invesco Aim         management as a result of market movements   the Affiliated Sub-Advisers' expenses. The
pursuant to the Fund's advisory agreement    and the increase in voluntary fee waivers    Board concluded that Invesco Aim's and the
as well as the allocation of fees between    for affiliated money market funds have       Affiliated Sub-Advisers' soft dollar
Invesco Aim and the Affiliated               reduced the profitability of Invesco Aim     arrangements are appropriate. The Board
Sub-Advisers pursuant to the sub-advisory    and its affiliates. The Board concluded      also concluded that, based on their review
contracts. The Board noted that the          that the Fund's fees are fair and            and representations made by the Chief
sub-advisory fees have no direct effect on   reasonable, and that the level of profits    Compliance Officer of Invesco Aim, these
the Fund or its shareholders, as they are    realized by Invesco Aim and its affiliates   arrangements are consistent with
paid by Invesco Aim to the Affiliated        from providing services to the Fund is not   regulatory requirements.
Sub-Advisers, and that Invesco Aim and the   excessive in light of the nature, quality
Affiliated Sub-Advisers are affiliates.      and extent of the services provided. The        The Board considered the fact that the
                                             Board considered whether Invesco Aim is      Fund's uninvested cash and cash collateral
   After taking account of the Fund's        financially sound and has the resources      from any securities lending arrangements
contractual advisory fee rate, the           necessary to perform its obligations under   may be invested in money market funds
contractual sub-advisory fee rate, the       the Fund's investment advisory agreement,    advised by Invesco Aim pursuant to
comparative advisory fee information         and concluded that Invesco Aim has the       procedures approved by the Board. The
discussed above and other relevant           financial resources necessary to fulfill     Board noted that Invesco Aim will receive
factors, the Board concluded that the        these obligations. The Board also            advisory fees from these affiliated money
Fund's advisory and sub-advisory fees are    considered whether each Affiliated           market funds attributable to such
fair and reasonable.                         Sub-Adviser is financially sound and has     investments, although Invesco Aim has
                                             the resources necessary to perform its       contractually agreed to waive through at
   E. Economies of Scale and Breakpoints     obligations under the sub-advisory           least June 30, 2010, the advisory fees
                                             contracts, and concluded that each           payable by the Fund in an amount equal to
The Board considered the extent to which     Affiliated Sub-Adviser has the financial     100% of the net advisory fees Invesco Aim
there are economies of scale in the          resources necessary to fulfill these         receives from the affiliated money market
provision of advisory services to the        obligations.                                 funds with respect to the Fund's
Fund. The Board also considered whether                                                   investment in the affiliated money market
the Fund benefits from such economies of        G. Collateral Benefits to Invesco Aim     funds of uninvested cash, but not cash
scale through contractual breakpoints in           and its Affiliates                     collateral. The Board concluded that the
the Fund's advisory fee schedule. The                                                     Fund's investment of uninvested cash and
Board noted that the Fund's contractual      The Board considered various other           cash collateral from any securities
advisory fee schedule includes seven         benefits received by Invesco Aim and its     lending arrangements in the affiliated
breakpoints, but that due to the Fund's      affiliates resulting from Invesco Aim's      money market funds is in the best
asset level at the end of the past           relationship with the Fund, including the    interests of the Fund and its
calendar year, the Fund is not currently     fees received by Invesco Aim and its         shareholders.
benefiting from the breakpoints. The Board   affiliates for their provision of
concluded that the Fund's advisory fees      administrative, transfer agency and
would reflect economies of scale at higher   distribution services to the Fund. The
asset levels. The Board also noted that      Board considered the performance of
the Fund shares directly in economies of     Invesco Aim and its affiliates in
scale through lower fees charged by third    providing these services and the
party service providers based on the         organizational structure employed by
combined size of all of the AIM Funds and    Invesco Aim and its affiliates to provide
affiliates.                                  these services. The Board also considered
                                             that these services are provided to the
   F. Profitability and Financial            Fund pursuant to written contracts that
      Resources                              are reviewed and approved on an annual
                                             basis by the Board. The Board concluded
The Board reviewed information from          that Invesco Aim and its affiliates are
Invesco Aim concerning the costs of the      providing these services in a satisfactory
advisory and other services that Invesco     manner and in accordance with the terms of
Aim and its affiliates provide to the Fund   their contracts, and are qualified to
and the profitability of Invesco Aim and     continue to provide these services to the
its affiliates in providing these            Fund.
services. The Board also reviewed
information concerning the financial            The Board considered the benefits
condition of Invesco Aim and its             realized by Invesco Aim and the Affiliated
affiliates. The Board reviewed with          Sub-Advisers as a result of portfolio
Invesco Aim the methodology used to
prepare the profitability information. The
Board considered the overall profitability
of Invesco Ltd., the


20 AIM GLOBAL CORE EQUITY FUND

Supplement to Semiannual Report dated 6/30/09

AIM GLOBAL CORE EQUITY FUND

INSTITUTIONAL CLASS SHARES
                                             ==========================================
The following information has been           AVERAGE ANNUAL TOTAL RETURNS                    A redemption fee of 2% will be imposed
prepared to provide Institutional Class      For periods ended 6/30/09                    on certain redemptions or exchanges out of
shareholders with a performance overview                                                  the Fund within 31 days of purchase.
specific to their holdings. Institutional    Inception                            3.11%   Exceptions to the redemption fee are
Class shares are offered exclusively to       5 Years                             1.33    listed in the Fund's prospectus.
institutional investors, including defined    1 Year                            -24.07
contribution plans that meet certain          6 Months*                           7.79       Had the advisor not waived fees and/ or
criteria.                                                                                 reimbursed expenses in the past,
                                             *  Cumulative total return that has not      performance would have been lower.
                                                been annualized
                                             ==========================================      Please note that past performance is
                                                                                          not indicative of future results. More
                                             Institutional Class shares' inception date   recent returns may be more or less than
                                             is October 25, 2005. Returns since that      those shown. All returns assume
                                             date are historical returns. All other       reinvestment of distributions at NAV.
                                             returns are blended returns of historical    Investment return and principal value will
                                             Institutional Class share performance and    fluctuate so your shares, when redeemed,
                                             restated Class A share performance (for      may be worth more or less than their
                                             periods prior to the inception date of       original cost. See full report for
                                             Institutional Class shares) at net asset     information on comparative benchmarks.
                                             value (NAV) and reflect the Rule 12b-l       Please consult your Fund prospectus for
                                             fees applicable to Class A shares. Class A   more information. For the most current
                                             shares' inception date is December 29,       month-end performance, please call 800 451
                                             2000.                                        4246 or visit invescoaim.com.

                                                Institutional Class shares have no        (1) Total annual operating expenses less
                                             sales charge; therefore, performance is at      any contractual fee waivers and/or
                                             NAV. Performance of Institutional Class         expense reimbursements by the advisor
                                             shares will differ from performance of          in effect through at least June 30,
                                             other share classes primarily due to            2010. See current prospectus for more
                                             differing sales charges and class               information.
                                             expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.98%.(1) The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 0.99%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced
or shown to the public, nor used in written form as sales literature for public use.                    [INVESCO AIM LOGO]
                                                                                                        -- SERVICE MARK --
invescoaim.com   GCE-INS-2   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009, through June 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------------
                                                                          HYPOTHETICAL
                                                                    (5% ANNUAL RETURN BEFORE
                                                 ACTUAL                     EXPENSES)
                                       ------------------------------------------------------
                          BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                        ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
         CLASS            (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------------
     Institutional        $1,000.00      $1,077.90       $6.65       $1,018.40       $6.46        1.29%
---------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM GLOBAL CORE EQUITY FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================
GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

o  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of     o  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                        be sent via email as soon as they're available.

o  ECONOMICAL. Help reduce your fund's printing and delivery        o  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.          with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise.
If you do not want the mailing of these documents to be combined with those for other members of your household, please contact
Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and 002-27334.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after October 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim;
they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors.
Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds
represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.             [INVESCO AIM LOGO]
                                                                                                             -- SERVICE MARK --
   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                     invescoaim.com   GCE-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]             AIM INTERNATIONAL SMALL COMPANY FUND
 --SERVICE MARK--              Semiannual Report to Shareholders o June 30, 2009

                               [MOUNTAIN GRAPHIC]

 2   Fund Performance
 3   Letters to Shareholders
 4   Schedule of Investments
 6   Financial Statements
 9   Notes to Financial Statements
15   Financial Highlights
16   Fund Expenses
17   Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================   ==========================================
PERFORMANCE SUMMARY                                                                       AVERAGE ANNUAL TOTAL RETURNS
                                                                                          As of 6/30/09, including maximum
FUND VS. INDEXES                                                                          applicable sales charges

Cumulative total returns, 12/31/08 to 6/30/09, at net asset value (NAV). Performance      CLASS A SHARES
shown does not include applicable contingent deferred sales charges (CDSC) or front-end   Inception (8/31/00)                  8.34%
sales charges, which would have reduced performance.                                       5 Years                             9.13
                                                                                           1 Year                            -32.21
Class A Shares                                                                   32.43%   CLASS B SHARES
Class B Shares                                                                   31.99    Inception (8/31/00)                  8.34%
Class C Shares                                                                   31.99     5 Years                             9.31
Class Y Shares                                                                   32.61     1 Year                            -32.04
MSCI EAFE Index(Triangle) (Broad Market Index)                                    7.95    CLASS C SHARES
MSCI World Ex-US Small Cap Index(Triangle) (Style-Specific Index)                22.13    Inception (8/31/00)                  8.28%
Lipper International Small/Mid-Cap Growth Funds Index(Triangle)                            5 Years                             9.58
   (Peer Group Index)                                                            23.05     1 Year                            -29.41
                                                                                          CLASS Y SHARES
(Triangle)Lipper Inc.                                                                     Inception                            9.06%
                                                                                           5 Years                            10.42
The MSCI EAFE--REGISTERED TRADEMARK-- INDEX is a free float-adjusted market                1 Year                            -28.11
capitalization index that is designed to measure developed market equity performance,     ==========================================
excluding the U.S. and Canada.
                                                                                             CLASS A SHARE PERFORMANCE REFLECTS THE
   The MSCI WORLD EX-US SMALL CAP INDEX is a free float-adjusted market capitalization    MAXIMUM 5.50% SALES CHARGE, AND CLASS B
index that represents the small cap segment in global developed market equity             AND CLASS C SHARE PERFORMANCE REFLECTS THE
performance excluding the United States.                                                  APPLICABLE CONTINGENT DEFERRED SALES
                                                                                          CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
   The LIPPER INTERNATIONAL SMALL/MID-CAP GROWTH FUNDS INDEX is an equally weighted       CDSC ON CLASS B SHARES DECLINES FROM 5%
representation of the largest funds in the Lipper International Small/Mid-Cap Growth      BEGINNING AT THE TIME OF PURCHASE TO 0% AT
Funds category. These funds typically have an above-average price-to-cash flow ratio,     THE BEGINNING OF THE SEVENTH YEAR. THE
price-to-book ratio, and three-year sales-per-share growth value, compared to the         CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
S&P/Citigroup World ex-U.S. BMI.                                                          YEAR AFTER PURCHASE. CLASS Y SHARES DO NOT
                                                                                          HAVE A FRONT-END SALES CHARGE OR A CDSC;
   The Fund is not managed to track the performance of any particular index, including    THEREFORE, PERFORMANCE IS AT NET ASSET
the indexes defined here, and consequently, the performance of the Fund may deviate       VALUE.
significantly from the performance of the indexes.
                                                                                             THE PERFORMANCE OF THE FUND'S SHARE
   A direct investment cannot be made in an index. Unless otherwise indicated, index      CLASSES WILL DIFFER PRIMARILY DUE TO
results include reinvested dividends, and they do not reflect sales charges.              DIFFERENT SALES CHARGE STRUCTURES AND
Performance of the peer group reflects fund expenses; performance of a market index       CLASS EXPENSES.
does not.
=======================================================================================      A REDEMPTION FEE OF 2% WILL BE IMPOSED
                                                                                          ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
CLASS Y SHARES' INCEPTION DATE IS OCTOBER    FIGURES DO NOT REFLECT DEDUCTION OF TAXES    THE FUND WITHIN 31 DAYS OF PURCHASE.
3, 2008; RETURNS SINCE THAT DATE ARE         A SHAREHOLDER WOULD PAY ON FUND              EXCEPTIONS TO THE REDEMPTION FEE ARE
ACTUAL RETURNS. ALL OTHER RETURNS ARE        DISTRIBUTIONS OR SALE OF FUND SHARES.        LISTED IN THE FUND'S PROSPECTUS.
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      INVESTMENT RETURN AND PRINCIPAL VALUE WILL
PERFORMANCE AND RESTATED CLASS A SHARE       FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR        HAD THE ADVISOR NOT WAIVED FEES AND/OR
PERFORMANCE (FOR PERIODS PRIOR TO THE        LOSS WHEN YOU SELL SHARES.                   REIMBURSED EXPENSES IN THE PAST,
INCEPTION DATE OF CLASS Y SHARES) AT NET                                                  PERFORMANCE WOULD HAVE BEEN LOWER.
ASSET VALUE. THE RESTATED CLASS A SHARE         THE NET ANNUAL FUND OPERATING EXPENSE
PERFORMANCE REFLECTS THE RULE 12B-1 FEES     RATIO SET FORTH IN THE MOST RECENT FUND      (1) Total annual operating expenses less
APPLICABLE TO CLASS A SHARES AS WELL AS      PROSPECTUS AS OF THE DATE OF THIS REPORT         any contractual fee waivers and/or
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    FOR CLASS A, CLASS B, CLASS C AND CLASS Y        expense reimbursements by the advisor
RECEIVED BY CLASS A SHARES. CLASS A          SHARES WAS 1.58%, 2.33%, 2.33% AND 1.33%,        in effect through at least June 30,
SHARES' INCEPTION DATE IS AUGUST 31, 2000.   RESPECTIVELY.(1) THE TOTAL ANNUAL FUND           2010. See current prospectus for more
                                             OPERATING EXPENSE RATIO SET FORTH IN THE         information.
   THE PERFORMANCE DATA QUOTED REPRESENT     MOST RECENT FUND PROSPECTUS AS OF THE DATE
PAST PERFORMANCE AND CANNOT GUARANTEE        OF THIS REPORT FOR CLASS A, CLASS B, CLASS
COMPARABLE FUTURE RESULTS; CURRENT           C AND CLASS Y SHARES WAS 1.59%, 2.34%,
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   2.34% AND 1.34%, RESPECTIVELY. THE EXPENSE
VISIT INVESCOAIM.COM FOR THE MOST RECENT     RATIOS PRESENTED ABOVE MAY VARY FROM THE
MONTH-END PERFORMANCE. PERFORMANCE FIGURES   EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    OF THIS REPORT THAT ARE BASED ON EXPENSES
IN NET ASSET VALUE AND THE EFFECT OF THE     INCURRED DURING THE PERIOD COVERED BY THIS
MAXIMUM SALES CHARGE UNLESS OTHERWISE        REPORT.
STATED. PERFORMANCE


2 AIM INTERNATIONAL SMALL COMPANY FUND

                    Dear Fellow Shareholders:

                    In these times of market uncertainty, wise investors stay focused on long-term goals and maintain an appropriately diversified investment program. We believe the route to financial success is more like a marathon
    [CROCKETT       than a sprint.
      PHOTO]
                       Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance performance in ways that put your interests first.

                       A busy 2009 proxy season, during which Invesco Aim Advisors, Inc.'s proxy committee votes shares held by the
  Bruce Crockett    Funds on your behalf, is nearly over. This year, after careful case-by-case analysis, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence, say-on-pay initiatives and stock option re-pricing in light of the market's decline.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com under "Products & Performance/Investment
Advisory Agreement Renewals."

   You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

                    Dear Shareholders:

                    The past year and a half has been unsettling for most of us. Market indexes declined sharply in 2008 before tentatively rebounding in the first half of 2009. While some "market experts" suggest we may be seeing the first
     [TAYLOR        signs of economic recovery, others remind us that much uncertainty remains.
      PHOTO]
                       Recent history should have reminded all of us that investor sentiment can be fickle. This is why we believe investors should work with their financial advisors to devise a goals-based financial strategy -- a long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual risk
  Philip Taylor     tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

                       None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance -- a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at 800 959
4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my market updates -- as well as other market and fund commentaries by Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us.

Sincerely,


/S/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


3 AIM INTERNATIONAL SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS(a)

June 30, 2009
(Unaudited)




                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-91.55%

AUSTRIA-1.58%

Andritz AG                                              125,760    $  5,290,918
===============================================================================


BRAZIL-7.56%

American Banknote S.A.(b)                               325,900       2,486,453
-------------------------------------------------------------------------------
American Banknote S.A.                                1,151,700       8,786,892
-------------------------------------------------------------------------------
Equatorial Energia S.A.                               1,732,800      13,972,054
===============================================================================
                                                                     25,245,399
===============================================================================


CANADA-7.98%

Aastra Technologies Ltd.(c)                             143,900       3,652,328
-------------------------------------------------------------------------------
Computer Modelling Group Ltd.                           135,000       1,735,272
-------------------------------------------------------------------------------
CYBERplex Inc.(c)                                     1,400,000       1,986,116
-------------------------------------------------------------------------------
Groupe Aeroplan, Inc.                                   349,200       2,476,971
-------------------------------------------------------------------------------
Highpine Oil & Gas Ltd.(c)                              690,000       2,604,391
-------------------------------------------------------------------------------
Le Chateau Inc.                                         266,000       2,737,590
-------------------------------------------------------------------------------
Onex Corp.                                              221,600       3,825,834
-------------------------------------------------------------------------------
Reitmans (Canada) Ltd.-Class A                          291,700       3,581,437
-------------------------------------------------------------------------------
Sierra Wireless Inc.(c)                                 320,000       1,826,883
-------------------------------------------------------------------------------
Total Energy Services Inc.                              598,190       2,242,427
===============================================================================
                                                                     26,669,249
===============================================================================


CHINA-3.12%

China Green (Holdings) Ltd.                           2,859,000       2,973,341
-------------------------------------------------------------------------------
Xinyi Glass Holdings Co. Ltd.                         8,648,000       7,453,970
===============================================================================
                                                                     10,427,311
===============================================================================


GERMANY-3.17%

Symrise AG                                              205,883       3,045,850
-------------------------------------------------------------------------------
Wirecard AG                                             773,129       7,555,618
===============================================================================
                                                                     10,601,468
===============================================================================


GREECE-4.78%

Intralot S.A.                                         1,172,600       7,066,764
-------------------------------------------------------------------------------
Jumbo S.A.                                              918,000       8,904,320
===============================================================================
                                                                     15,971,084
===============================================================================


HONG KONG-5.60%

First Pacific Co. Ltd.                               20,972,000      12,116,075
-------------------------------------------------------------------------------
Paliburg Holdings Ltd.                               22,942,170       3,845,189
-------------------------------------------------------------------------------
Regal Hotels International Holdings Ltd.             10,367,400       2,748,571
===============================================================================
                                                                     18,709,835
===============================================================================


IRELAND-4.62%

DCC PLC                                                 318,895       6,573,885
-------------------------------------------------------------------------------
Paddy Power PLC                                         380,171       8,850,017
===============================================================================
                                                                     15,423,902
===============================================================================


ITALY-0.58%

Cementir Holding S.p.A.                                 506,106       1,930,489
===============================================================================


JAPAN-4.87%

EXEDY Corp.(c)                                          329,900       6,457,911
-------------------------------------------------------------------------------
Nippon Ceramic Co., Ltd.                                508,700       5,692,016
-------------------------------------------------------------------------------
Nishio Rent All Co., Ltd.                               183,100       1,301,816
-------------------------------------------------------------------------------
Noritsu Koki Co., Ltd.                                  296,800       2,804,571
===============================================================================
                                                                     16,256,314
===============================================================================


MALAYSIA-6.84%

IGB Corp. Berhad                                     27,777,100      13,453,902
-------------------------------------------------------------------------------
Parkson Holdings Berhad                               6,517,060       9,414,451
===============================================================================
                                                                     22,868,353
===============================================================================


NETHERLANDS-2.20%

Aalberts Industries N.V.                                518,984       4,081,985
-------------------------------------------------------------------------------
Koninklijke BAM Groep N.V.(b)                            65,000         527,137
-------------------------------------------------------------------------------
Koninklijke BAM Groep N.V.                              339,263       2,751,355
===============================================================================
                                                                      7,360,477
===============================================================================


NEW ZEALAND-1.18%

Freightways Ltd.                                      2,172,027       3,959,533
===============================================================================


NORWAY-2.67%

Petroleum Geo-Services A.S.A.(c)                        269,200       1,677,438
-------------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A.(c)                     732,423       7,261,700
===============================================================================
                                                                      8,939,138
===============================================================================


PHILIPPINES-4.80%

First Gen Corp.(c)                                    7,877,400       3,262,998
-------------------------------------------------------------------------------
Globe Telecom, Inc.                                     208,740       4,100,048
-------------------------------------------------------------------------------
Manila Water Co.                                     18,093,500       5,449,849
-------------------------------------------------------------------------------
PNOC Energy Development Corp.(b)                      4,405,000         360,085
-------------------------------------------------------------------------------
PNOC Energy Development Corp.                        35,208,000       2,878,060
===============================================================================
                                                                     16,051,040
===============================================================================


SOUTH KOREA-1.88%

CJ Corp.                                                 63,059       2,139,970
-------------------------------------------------------------------------------
Lotte Confectionery Co., Ltd.                             5,291       4,153,713
===============================================================================
                                                                      6,293,683
===============================================================================


SWEDEN-1.76%

Oriflame Cosmetics S.A.-SDR                             135,400       5,883,564
===============================================================================


SWITZERLAND-2.43%

Aryzta AG(c)                                            185,041       5,916,431
-------------------------------------------------------------------------------
Galenica AG                                               7,453       2,196,402
===============================================================================
                                                                      8,112,833
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM INTERNATIONAL SMALL COMPANY FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
TAIWAN-0.63%

Hung Poo Real Estate Development Corp.                1,694,242    $  2,114,739
===============================================================================


THAILAND-3.41%

BEC World PCL                                         2,322,500       1,425,349
-------------------------------------------------------------------------------
CP ALL PCL                                            8,782,200       4,392,498
-------------------------------------------------------------------------------
Major Cineplex Group PCL                              7,909,700       1,590,999
-------------------------------------------------------------------------------
Siam Commercial Bank PCL                              1,822,100       3,982,146
===============================================================================
                                                                     11,390,992
===============================================================================


UNITED KINGDOM-19.89%

Amlin PLC                                               693,960       3,456,754
-------------------------------------------------------------------------------
Chemring Group PLC                                      101,894       3,637,038
-------------------------------------------------------------------------------
Halma PLC                                               882,852       2,897,329
-------------------------------------------------------------------------------
Homeserve PLC                                           424,217      10,492,625
-------------------------------------------------------------------------------
IG Group Holdings PLC                                 1,060,852       4,890,350
-------------------------------------------------------------------------------
Informa PLC                                           1,166,809       4,203,232
-------------------------------------------------------------------------------
Kier Group PLC                                          452,426       6,846,599
-------------------------------------------------------------------------------
Lancashire Holdings Ltd.                                934,000       7,167,010
-------------------------------------------------------------------------------
Mitie Group PLC                                       2,967,423      10,469,990
-------------------------------------------------------------------------------
Playtech Ltd.                                           334,000       2,495,175
-------------------------------------------------------------------------------
Savills PLC                                           1,289,979       6,084,510
-------------------------------------------------------------------------------
VT Group PLC                                            511,772       3,811,988
===============================================================================
                                                                     66,452,600
===============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $329,060,081)                                          305,952,921
===============================================================================



PREFERRED STOCKS-1.15%

CANADA-0.18%

FirstService Corp.-Series 1, 7.00% Pfd.                  36,320         617,440
===============================================================================


GERMANY-0.97%

Fuchs Petrolub AG-Pfd.                                   59,694       3,235,469
===============================================================================
     Total Preferred Stocks (Cost $5,025,451)                         3,852,909
===============================================================================



MONEY MARKET FUNDS-5.10%

Liquid Assets Portfolio-Institutional Class(d)         8,16,615       8,516,615
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)              8,516,615       8,516,615
===============================================================================
     Total Money Market Funds (Cost $17,033,230)                     17,033,230
===============================================================================
TOTAL INVESTMENTS-97.80% (Cost $351,118,762)                        326,839,060
===============================================================================
OTHER ASSETS LESS LIABILITIES-2.20%                                   7,345,274
===============================================================================
NET ASSETS-100.00%                                                 $334,184,334
_______________________________________________________________________________
===============================================================================



Investment Abbreviations:

Pfd.  - Preferred
SDR   - Swedish Depositary Receipt


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2009 was $3,373,675, which represented 1.01% of the Fund's Net Assets.
(c)   Non-income producing security.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2009



-------------------------------------------------------------------------
Consumer Discretionary                                               22.0%
-------------------------------------------------------------------------
Industrials                                                          21.9
-------------------------------------------------------------------------
Financials                                                           13.6
-------------------------------------------------------------------------
Consumer Staples                                                     10.6
-------------------------------------------------------------------------
Information Technology                                                8.3
-------------------------------------------------------------------------
Utilities                                                             7.8
-------------------------------------------------------------------------
Energy                                                                4.1
-------------------------------------------------------------------------
Materials                                                             2.5
-------------------------------------------------------------------------
Telecommunication Services                                            1.2
-------------------------------------------------------------------------
Health Care                                                           0.7
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 7.3
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $334,085,532)                           $309,805,830
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost       17,033,230
================================================================================
     Total investments, at value (Cost $351,118,762)                 326,839,060
================================================================================
Foreign currencies, at value (Cost $8,484,269)                         8,587,427
--------------------------------------------------------------------------------
Receivables for:
  Fund shares sold                                                       922,479
--------------------------------------------------------------------------------
  Dividends                                                              371,727
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         17,552
--------------------------------------------------------------------------------
Other assets                                                              33,587
================================================================================
     Total assets                                                    336,771,832
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                1,149,475
--------------------------------------------------------------------------------
  Fund shares reacquired                                                 491,665
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                             287,356
--------------------------------------------------------------------------------
  Accrued other operating expenses                                       595,832
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        63,170
================================================================================
     Total liabilities                                                 2,587,498
================================================================================
Net assets applicable to shares outstanding                         $334,184,334
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $440,763,803
--------------------------------------------------------------------------------
Undistributed net investment income                                    2,105,793
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (84,521,354)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                               (24,163,908)
================================================================================
                                                                    $334,184,334
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $243,530,134
________________________________________________________________________________
================================================================================
Class B                                                             $ 22,320,635
________________________________________________________________________________
================================================================================
Class C                                                             $ 34,726,707
________________________________________________________________________________
================================================================================
Class Y                                                             $ 11,485,466
________________________________________________________________________________
================================================================================
Institutional Class                                                 $ 22,121,392
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                               20,015,392
________________________________________________________________________________
================================================================================
Class B                                                                1,898,569
________________________________________________________________________________
================================================================================
Class C                                                                2,953,589
________________________________________________________________________________
================================================================================
Class Y                                                                  941,605
________________________________________________________________________________
================================================================================
Institutional Class                                                    1,823,940
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $      12.17
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $12.17 divided by 94.50%)                  $      12.88
________________________________________________________________________________
================================================================================
Class B:
  Net asset value and offering price per share                      $      11.76
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                      $      11.76
________________________________________________________________________________
================================================================================
Class Y:
  Net asset value and offering price per share                      $      12.20
________________________________________________________________________________
================================================================================
Institutional Class:
  Net asset value and offering price per share                      $      12.13
________________________________________________________________________________
================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $415,360)                            $  5,927,869
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                              40,952
================================================================================================
     Total investment income                                                           5,968,821
================================================================================================


EXPENSES:

Advisory fees                                                                          1,261,033
------------------------------------------------------------------------------------------------
Administrative services fees                                                              50,925
------------------------------------------------------------------------------------------------
Custodian fees                                                                            16,379
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                248,873
------------------------------------------------------------------------------------------------
  Class B                                                                                 95,847
------------------------------------------------------------------------------------------------
  Class C                                                                                143,073
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and Y                                                     447,643
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                       1,504
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 16,300
------------------------------------------------------------------------------------------------
Other                                                                                    158,941
================================================================================================
     Total expenses                                                                    2,440,518
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                  (9,411)
================================================================================================
     Net expenses                                                                      2,431,107
================================================================================================
Net investment income                                                                  3,537,714
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                              (63,895,813)
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                     202,976
================================================================================================
                                                                                     (63,692,837)
================================================================================================
Change in net unrealized appreciation of:
  Investment securities (net of foreign taxes on holdings of $(384,078))             138,232,421
------------------------------------------------------------------------------------------------
  Foreign currencies                                                                      77,064
================================================================================================
                                                                                     138,309,485
================================================================================================
Net realized and unrealized gain                                                      74,616,648
================================================================================================
Net increase in net assets resulting from operations                                $ 78,154,362
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                            JUNE 30,       DECEMBER 31,
                                                                              2009             2008
-------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $  3,537,714    $   7,648,831
-------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                 (63,692,837)     (16,131,942)
-------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                     138,309,485     (406,820,758)
=======================================================================================================
     Net increase (decrease) in net assets resulting from operations        78,154,362     (415,303,869)
=======================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                           --       (6,462,996)
-------------------------------------------------------------------------------------------------------
  Class B                                                                           --         (306,690)
-------------------------------------------------------------------------------------------------------
  Class C                                                                           --         (465,730)
-------------------------------------------------------------------------------------------------------
  Class Y                                                                           --         (218,002)
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                               --         (704,614)
=======================================================================================================
     Total distributions from net investment income                                 --       (8,158,032)
=======================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                           --      (13,195,998)
-------------------------------------------------------------------------------------------------------
  Class B                                                                           --       (1,403,160)
-------------------------------------------------------------------------------------------------------
  Class C                                                                           --       (2,133,238)
-------------------------------------------------------------------------------------------------------
  Class Y                                                                           --         (445,334)
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                               --       (1,094,398)
=======================================================================================================
     Total distributions from net realized gains                                    --      (18,272,128)
=======================================================================================================
Share transactions-net:
  Class A                                                                   (3,990,301)    (178,801,758)
-------------------------------------------------------------------------------------------------------
  Class B                                                                   (2,390,326)     (24,673,696)
-------------------------------------------------------------------------------------------------------
  Class C                                                                   (1,741,015)     (41,774,712)
-------------------------------------------------------------------------------------------------------
  Class Y                                                                    3,353,503        9,319,745
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                        1,493,939       (1,808,025)
=======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         (3,274,200)    (237,738,446)
=======================================================================================================
     Net increase (decrease) in net assets                                  74,880,162     (679,472,475)
=======================================================================================================


NET ASSETS:

  Beginning of period                                                      259,304,172      938,776,647
=======================================================================================================
  End of period (includes undistributed net investment income of
     $2,105,793 and $(1,431,921), respectively)                           $334,184,334    $ 259,304,172
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Small Company Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is long-term growth of capital.

  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


9        AIM INTERNATIONAL SMALL COMPANY FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent

10        AIM INTERNATIONAL SMALL COMPANY FUND
      of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The maximum risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.935%
-------------------------------------------------------------------
Next $250 million                                            0.91%
-------------------------------------------------------------------
Next $500 million                                            0.885%
-------------------------------------------------------------------
Next $1.5 billion                                            0.86%
-------------------------------------------------------------------
Next $2.5 billion                                            0.835%
-------------------------------------------------------------------
Next $2.5 billion                                            0.81%
-------------------------------------------------------------------
Next $2.5 billion                                            0.785%
-------------------------------------------------------------------
Over $10 billion                                             0.76%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Effective July 1, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 2.25%, 3.00%, 3.00%, 2.00% and 2.00% of average daily net assets, respectively, through at least June 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $6,639.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $268.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain

11        AIM INTERNATIONAL SMALL COMPANY FUND
limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2009, IADI advised the Fund that IADI retained $12,806 in front-end sales commissions from the sale of Class A shares and $0, $18,681 and $269 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                     LEVEL 1          LEVEL 2       LEVEL 3         TOTAL
----------------------------------------------------------------------------------------------------------------------------
Equity Securities                                                 $175,077,834     $151,761,226       $--       $326,839,060
____________________________________________________________________________________________________________________________
============================================================================================================================



NOTE 4--INVESTMENTS IN OTHER AFFILIATES

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the six months ended June 30, 2009.

                                                                               CHANGE IN
                                    VALUE       PURCHASES       PROCEEDS      UNREALIZED     REALIZED      VALUE   DIVIDEND
                                  12/31/08       AT COST       FROM SALES    APPRECIATION   GAIN (LOSS)  06/30/09   INCOME
---------------------------------------------------------------------------------------------------------------------------

Lion Diversified Holdings
  Berhad(a)                     $  2,566,238  $          --  $   (1,819,873)  $11,250,521  $(11,996,886)    $--       $--
---------------------------------------------------------------------------------------------------------------------------
Transat A.T. Inc. -- Class
  A(a)                             1,554,712             --        (856,354)    1,390,496    (2,088,854)     --        --
===========================================================================================================================
  Total Investments in Other
     Affiliates                 $  4,120,950  $          --  $   (2,676,227)  $12,641,017   (14,085,740)    $--       $--
___________________________________________________________________________________________________________________________
===========================================================================================================================




(a) As of June 30, 2009, the security is no longer considered an affiliate of the fund.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $2,504.


12        AIM INTERNATIONAL SMALL COMPANY FUND

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $1,756 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  The Fund did not have a capital loss carryforward as of December 31, 2008.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $38,647,698 and $54,487,385, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 40,520,262
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (65,607,320)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(25,087,058)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $351,926,118.




13        AIM INTERNATIONAL SMALL COMPANY FUND

NOTE 10--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                                  JUNE 30, 2009(a)                DECEMBER 31, 2008
                                                            ---------------------------     -----------------------------
                                                              SHARES          AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    3,667,789     $ 37,999,075       3,944,341     $  66,066,363
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      105,434        1,097,433          84,951         1,385,365
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      268,293        2,790,569         293,097         5,060,685
-------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                   629,008        6,922,398         673,854         8,934,904
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          322,900        3,568,881         267,690         5,185,640
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                           --               --       2,075,136        18,136,233
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                           --               --         192,454         1,630,847
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                           --               --         285,598         2,421,874
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                           --               --          72,497           634,351
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               --               --         207,259         1,799,012
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      108,531        1,077,368         398,719         6,695,311
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (112,082)      (1,077,368)       (419,058)       (6,695,311)
=========================================================================================================================
Reacquired:(c)
  Class A(b)                                                (4,356,957)     (43,066,744)    (16,756,417)     (269,699,665)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (263,760)      (2,410,391)     (1,285,848)      (20,994,597)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (501,449)      (4,531,584)     (3,156,900)      (49,257,271)
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                     (409,202)      (3,568,895)        (24,552)         (249,510)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (225,529)      (2,074,942)       (629,201)       (8,792,677)
=========================================================================================================================
     Net increase (decrease) in share activity                (767,024)    $ (3,274,200)    (13,776,380)    $(237,738,446)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 6% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A into Class Y shares of the
     Fund:

     CLASS                                                                       SHARES          AMOUNT
     ----------------------------------------------------------------------------------------------------
     Class Y                                                                     637,414      $ 8,522,224
     ----------------------------------------------------------------------------------------------------
     Class A                                                                    (637,414)      (8,522,224)
     ____________________________________________________________________________________________________
     ====================================================================================================



(c) Net of redemption fees of $13,444 and $49,115 allocated among the classes based on relative net assets of each class for the six months ended June 30, 2009 and the year ended December 31, 2008, respectively.


14        AIM INTERNATIONAL SMALL COMPANY FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       NET GAINS
                                                        (LOSSES)
                           NET ASSET      NET        ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                             VALUE,   INVESTMENT         (BOTH      TOTAL FROM   FROM NET      FROM NET
                           BEGINNING    INCOME        REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL
                           OF PERIOD    (LOSS)        UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09    $ 9.19     $ 0.14(d)       $  2.84       $  2.98     $   --        $   --         $   --
Year ended 12/31/08           22.45       0.24(d)        (12.47)       (12.23)     (0.34)        (0.69)         (1.03)
Year ended 12/31/07           24.13       0.32(d)          3.79          4.11      (0.38)        (5.41)         (5.79)
Year ended 12/31/06           20.52       0.23(d)          7.54          7.77      (0.23)        (3.93)         (4.16)
Year ended 12/31/05           16.17       0.07             5.12          5.19      (0.05)        (0.79)         (0.84)
Year ended 12/31/04           12.08      (0.03)(d)         4.34          4.31      (0.00)        (0.22)         (0.22)
------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      8.91       0.10(d)          2.75          2.85         --            --             --
Year ended 12/31/08           21.58       0.11(d)        (11.94)       (11.83)     (0.15)        (0.69)         (0.84)
Year ended 12/31/07           23.37       0.11(d)          3.67          3.78      (0.16)        (5.41)         (5.57)
Year ended 12/31/06           19.95       0.04(d)          7.32          7.36      (0.01)        (3.93)         (3.94)
Year ended 12/31/05           15.81      (0.05)            4.98          4.93         --         (0.79)         (0.79)
Year ended 12/31/04           11.89      (0.11)(d)         4.25          4.14         --         (0.22)         (0.22)
------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      8.91       0.10(d)          2.75          2.85         --            --             --
Year ended 12/31/08           21.57       0.11(d)        (11.93)       (11.82)     (0.15)        (0.69)         (0.84)
Year ended 12/31/07           23.36       0.11(d)          3.67          3.78      (0.16)        (5.41)         (5.57)
Year ended 12/31/06           19.94       0.04(d)          7.32          7.36      (0.01)        (3.93)         (3.94)
Year ended 12/31/05           15.81      (0.05)            4.97          4.92         --         (0.79)         (0.79)
Year ended 12/31/04           11.89      (0.11)(d)         4.25          4.14         --         (0.22)         (0.22)
------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      9.20       0.15(d)          2.85          3.00         --            --             --
Year ended 12/31/08(f)        13.37       0.03(d)         (3.17)        (3.14)     (0.34)        (0.69)         (1.03)
------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09      9.13       0.17(d)          2.83          3.00         --            --             --
Year ended 12/31/08           22.47       0.32(d)        (12.52)       (12.20)     (0.45)        (0.69)         (1.14)
Year ended 12/31/07           24.14       0.43(d)          3.80          4.23      (0.49)        (5.41)         (5.90)
Year ended 12/31/06           20.52       0.33(d)          7.55          7.88      (0.33)        (3.93)         (4.26)
Year ended 12/31/05(f)        18.73       0.03             2.61          2.64      (0.06)        (0.79)         (0.85)
________________________________________________________________________________________________________________________
========================================================================================================================

                                                                        RATIO OF          RATIO OF
                                                                        EXPENSES          EXPENSES
                                                                       TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                                                                       NET ASSETS      ASSETS WITHOUT    INVESTMENT
                             NET ASSET                NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                            VALUE, END     TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                           OF PERIOD(a)  RETURN(b)  (000S OMITTED)      ABSORBED          ABSORBED       NET ASSETS   TURNOVER(c)
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09     $12.17        32.43%     $243,530           1.70%(e)          1.71%(e)        2.76%(e)       15%
Year ended 12/31/08             9.19       (54.24)      189,189           1.57              1.58            1.38           19
Year ended 12/31/07            22.45        17.39       694,568           1.47              1.50            1.16           40
Year ended 12/31/06            24.13        38.18       635,318           1.54              1.58            0.93           69
Year ended 12/31/05            20.52        32.21       451,630           1.61              1.64            0.42           60
Year ended 12/31/04            16.17        35.83       257,579           1.83              1.85           (0.19)          87
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      11.76        31.99        22,321           2.45(e)           2.46(e)         2.01(e)        15
Year ended 12/31/08             8.91       (54.61)       19,323           2.32              2.33            0.63           19
Year ended 12/31/07            21.58        16.54        77,598           2.22              2.25            0.41           40
Year ended 12/31/06            23.37        37.20        86,236           2.29              2.33            0.18           69
Year ended 12/31/05            19.95        31.28        76,626           2.35              2.38           (0.32)          60
Year ended 12/31/04            15.81        34.94        47,942           2.48              2.50           (0.84)          87
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      11.76        31.99        34,727           2.45(e)           2.46(e)         2.01(e)        15
Year ended 12/31/08             8.91       (54.58)       28,391           2.32              2.33            0.63           19
Year ended 12/31/07            21.57        16.53       124,359           2.22              2.25            0.41           40
Year ended 12/31/06            23.36        37.21       124,161           2.29              2.33            0.18           69
Year ended 12/31/05            19.94        31.22       102,861           2.35              2.38           (0.32)          60
Year ended 12/31/04            15.81        34.94        47,818           2.48              2.50           (0.84)          87
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      12.20        32.61        11,485           1.45(e)           1.46(e)         3.01(e)        15
Year ended 12/31/08(f)          9.20       (23.08)        6,638           1.63(g)           1.63(g)         1.32(g)        19
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09      12.13        32.86        22,121           1.12(e)           1.13(e)         3.34(e)        15
Year ended 12/31/08             9.13       (54.02)       15,762           1.13              1.14            1.82           19
Year ended 12/31/07            22.47        17.90        42,253           1.08              1.11            1.55           40
Year ended 12/31/06            24.14        38.73        19,384           1.14              1.18            1.33           69
Year ended 12/31/05(f)         20.52        14.19           972           1.18(g)           1.21(g)         0.85(g)        60
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)  Calculated using average shares outstanding.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $200,749, $19,328, $28,852, $6,768 and $16,882 for Class A, Class B,
     Class C, Class Y and Institutional Class shares, respectively.
(f) Commencement date of October 3, 2008 and October 25, 2005 for Class Y and Institutional Class shares, respectively.
(g)  Annualized.


15        AIM INTERNATIONAL SMALL COMPANY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,324.30       $ 9.80      $1,016.36       $ 8.50       1.70%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,319.90        14.09       1,012.65        12.23       2.45
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,319.90        14.09       1,012.65        12.23       2.45
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,326.10         8.36       1,017.60         7.25       1.45
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


16        AIM INTERNATIONAL SMALL COMPANY FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS


The Board of Trustees (the Board) of AIM     formance, investment objective(s),           considered all of the information provided
Funds Group is required under the            policies, strategies and limitations of      to them, including information provided at
Investment Company Act of 1940 to approve    these funds.                                 their meetings throughout the year as part
annually the renewal of the AIM                                                           of their ongoing oversight of the Fund,
International Small Company Fund (the           In addition to their meetings             and did not identify any particular factor
Fund) investment advisory agreement with     throughout the year, the Sub-Committees      that was controlling. Each Trustee may
Invesco Aim Advisors, Inc. (Invesco Aim)     meet at designated contract renewal          have evaluated the information provided
and the Master Intergroup Sub-Advisory       meetings each year to conduct an in-depth    differently from another Trustee and
Contract for Mutual Funds (the               review of the performance, fees, expenses    attributed different weight to the various
sub-advisory contracts) with Invesco Asset   and other matters related to their           factors. The Trustees recognized that the
Management Deutschland GmbH, Invesco Asset   assigned funds. During the contract          advisory arrangements and resulting
Management Limited, Invesco Asset            renewal process, the Trustees receive        advisory fees for the Fund and the other
Management (Japan) Limited, Invesco          comparative performance and fee data         AIM Funds are the result of years of
Australia Limited, Invesco Global Asset      regarding the AIM Funds prepared by an       review and negotiation between the
Management (N.A.), Inc., Invesco Hong Kong   independent company, Lipper, Inc.            Trustees and Invesco Aim, that the
Limited, Invesco Institutional (N.A.),       (Lipper), under the direction and            Trustees may focus to a greater extent on
Inc., Invesco Senior Secured Management,     supervision of the Senior Officer who also   certain aspects of these arrangements in
Inc. and Invesco Trimark Ltd.                prepares a separate analysis of this         some years than in others, and that the
(collectively, the Affiliated                information for the Trustees. Each           Trustees' deliberations and conclusions in
Sub-Advisers). During contract renewal       Sub-Committee then makes recommendations     a particular year may be based in part on
meetings held on June 16-17, 2009, the       to the Investments Committee regarding the   their deliberations and conclusions
Board as a whole, and the disinterested or   fees and expenses of their assigned funds.   regarding these same arrangements
"independent" Trustees voting separately,    The Investments Committee considers each     throughout the year and in prior years.
approved the continuance of the Fund's       Sub-Committee's recommendations and makes
investment advisory agreement and the        its own recommendations regarding the fees      The discussion below serves as a
sub-advisory contracts for another year,     and expenses of the AIM Funds to the full    summary of the Senior Officer's
effective July 1, 2009. In doing so, the     Board. The Investments Committee also        independent written evaluation with
Board determined that the Fund's             considers each Sub-Committee's               respect to the Fund's investment advisory
investment advisory agreement and the        recommendations in making its annual         agreement as well as a discussion of the
sub-advisory contracts are in the best       recommendation to the Board whether to       material factors and related conclusions
interests of the Fund and its shareholders   approve the continuance of each AIM Fund's   that formed the basis for the Board's
and that the compensation to Invesco Aim     investment advisory agreement and            approval of the Fund's investment advisory
and the Affiliated Sub-Advisers under the    sub-advisory contracts for another year.     agreement and sub-advisory contracts.
Fund's investment advisory agreement and                                                  Unless otherwise stated, information set
sub-advisory contracts is fair and              The independent Trustees met separately   forth below is as of June 17, 2009, and
reasonable.                                  during their evaluation of the Fund's        does not reflect any changes that may have
                                             investment advisory agreement and            occurred since that date, including but
THE BOARD'S FUND EVALUATION PROCESS          sub-advisory contracts with independent      not limited to changes to the Fund's
                                             legal counsel. The independent Trustees      performance, advisory fees, expense
The Board's Investments Committee has        were also assisted in their annual           limitations and/or fee waivers.
established three Sub-Committees that are    evaluation of the Fund's investment
responsible for overseeing the management    advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
of a number of the series portfolios of      One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
the AIM Funds. This Sub-Committee            is to manage the process by which the AIM
structure permits the Trustees to focus on   Funds' proposed management fees are             A. Nature, Extent and Quality of
the performance of the AIM Funds that have   negotiated during the annual contract              Services Provided by Invesco Aim
been assigned to them. The Sub-Committees    renewal process to ensure that they are
meet throughout the year to review the       negotiated in a manner that is at arms'      The Board reviewed the advisory services
performance of their assigned funds, and     length and reasonable. Accordingly, the      provided to the Fund by Invesco Aim under
the Sub-Committees review monthly and        Senior Officer must either supervise a       the Fund's investment advisory agreement,
quarterly comparative performance            competitive bidding process or prepare an    the performance of Invesco Aim in
information and periodic asset flow data     independent written evaluation. The Senior   providing these services, and the
for their assigned funds. These materials    Officer recommended that an independent      credentials and experience of the officers
are prepared under the direction and         written evaluation be provided and, at the   and employees of Invesco Aim who provide
supervision of the independent Senior        direction of the Board, prepared an          these services. The Board's review of the
Officer, an officer of the AIM Funds who     independent written evaluation.              qualifications of Invesco Aim to provide
reports directly to the independent                                                       these services included the Board's
Trustees. Over the course of each year,         During the annual contract renewal        consideration of Invesco Aim's portfolio
the Sub-Committees meet with portfolio       process, the Board considered the factors    and product review process, various back
managers for their assigned funds and        discussed below in evaluating the fairness   office support functions provided by
other members of management and review       and reasonableness of the Fund's             Invesco Aim and its affiliates, and
with these individuals the per-              investment advisory agreement and            Invesco Aim's equity and fixed income
                                             sub-advisory contracts. The Board            trading operations. The


17 AIM INTERNATIONAL SMALL COMPANY FUND                                continued

Board concluded that the nature, extent      the sub-advisory contracts benefit the       Lipper in determining contractual fee
and quality of the advisory services         Fund and its shareholders by permitting      rates, which includes using audited
provided to the Fund by Invesco Aim are      Invesco Aim to utilize the additional        financial data from the most recent annual
appropriate and that Invesco Aim currently   resources and talent of the Affiliated       report of each fund in the expense group
is providing satisfactory advisory           Sub-Advisers in managing the Fund.           that was publicly available as of the end
services in accordance with the terms of                                                  of the past calendar year. The Board noted
the Fund's investment advisory agreement.       C. Fund Performance                       that some comparative data was at least
In addition, based on their ongoing                                                       one year old and that other data did not
meetings throughout the year with the        The Board considered fund performance as a   reflect the market downturn that occurred
Fund's portfolio manager or managers, the    relevant factor in considering whether to    in the fourth quarter of 2008. The Board
Board concluded that these individuals are   approve the investment advisory agreement.   noted that neither Invesco Aim nor its
competent and able to continue to carry      The Board did not view fund performance as   affiliates serve as an adviser to other
out their responsibilities under the         a relevant factor in considering whether     domestic mutual funds or other domestic
Fund's investment advisory agreement.        to approve the sub-advisory contracts for    clients with investment strategies
                                             the Fund, as no Affiliated Sub-Adviser       comparable to those of the Fund.
   In determining whether to continue the    currently manages assets of the Fund.
Fund's investment advisory agreement, the                                                    The Board noted that Invesco Aim has
Board considered the prior relationship         The Board compared the Fund's             agreed to reduce the per account transfer
between Invesco Aim and the Fund, as well    performance during the past one, three and   agent fee for all the retail funds,
as the Board's knowledge of Invesco Aim's    five calendar years to the performance of    including the Fund, effective July 1,
operations, and concluded that it is         all funds in the Lipper performance          2009. The Board also noted that Invesco
beneficial to maintain the current           universe that are not managed by Invesco     Aim has contractually agreed to waive fees
relationship, in part, because of such       Aim or an Affiliated Sub-Adviser and         and/or limit expenses of the Fund through
knowledge. The Board also considered the     against the Lipper International             at least June 30, 2010 in an amount
steps that Invesco Aim and its affiliates    Small/Mid-Cap Growth Funds Index. The        necessary to limit total annual operating
continue to take to improve the quality      Board noted that the Fund's performance      expenses to a specified percentage of
and efficiency of the services they          was in the fifth quintile of its             average daily net assets for each class of
provide to the AIM Funds in the areas of     performance universe for the one year        the Fund. The Board noted that at the
investment performance, product line         period, the second quintile for the three    current expense ratio for the Fund, this
diversification, distribution, fund          year period, and the first quintile for      expense waiver does not have any impact.
operations, shareholder services and         the five year period (the first quintile
compliance. The Board concluded that the     being the best performing funds and the         The Board also considered the services
quality and efficiency of the services       fifth quintile being the worst performing    provided by the Affiliated Sub-Advisers
Invesco Aim and its affiliates provide to    funds). The Board noted that the Fund's      pursuant to the sub-advisory contracts and
the AIM Funds in each of these areas         performance was below the performance of     the services provided by Invesco Aim
support the Board's approval of the          the Index for the one year period and        pursuant to the Fund's advisory agreement,
continuance of the Fund's investment         above the performance of the Index for the   as well as the allocation of fees between
advisory agreement.                          three and five year periods. Although the    Invesco Aim and the Affiliated
                                             independent written evaluation of the        Sub-Advisers pursuant to the sub-advisory
   B. Nature, Extent and Quality of          Fund's Senior Officer only considered Fund   contracts. The Board noted that the
      Services Provided by Affiliated        performance through the most recent          sub-advisory fees have no direct effect on
      Sub-Advisers                           calendar year, the Board also reviewed       the Fund or its shareholders, as they are
                                             more recent Fund performance and this        paid by Invesco Aim to the Affiliated
The Board reviewed the services provided     review did not change their conclusions.     Sub-Advisers, and that Invesco Aim and the
by the Affiliated Sub-Advisers under the     The Board noted that, in response to the     Affiliated Sub-Advisers are affiliates.
sub-advisory contracts and the credentials   Board's focus on fund performance, Invesco
and experience of the officers and           Aim has taken a number of actions intended      After taking account of the Fund's
employees of the Affiliated Sub-Advisers     to improve the investment process for the    contractual advisory fee rate, the
who provide these services. The Board        funds.                                       contractual sub-advisory fee rate, the
concluded that the nature, extent and                                                     comparative advisory fee information
quality of the services provided by the         D. Advisory and Sub-Advisory Fees and     discussed above and other relevant
Affiliated Sub-Advisers are appropriate.           Fee Waivers                            factors, the Board concluded that the
The Board noted that the Affiliated                                                       Fund's advisory and sub-advisory fees are
Sub-Advisers, which have offices and         The Board compared the Fund's contractual    fair and reasonable.
personnel that are geographically            advisory fee rate to the contractual
dispersed in financial centers around the    advisory fee rates of funds in the Fund's       E. Economies of Scale and Breakpoints
world, can provide research and other        Lipper expense group that are not managed
information and make recommendations on      by Invesco Aim or an Affiliated              The Board considered the extent to which
the markets and economies of various         Sub-Adviser, at a common asset level. The    there are economies of scale in the
countries and securities of companies        Board noted that the Fund's contractual      provision of advisory services to the
located in such countries or on various      advisory fee rate was below the median       Fund. The Board also considered whether
types of investments and investment          contractual advisory fee rate of funds in    the Fund benefits from such economies of
techniques. The Board concluded that         its expense group. The Board also reviewed   scale through contractual breakpoints in
                                             the methodology used by                      the Fund's advisory fee schedule. The
                                                                                          Board noted that the Fund's contractual


18 AIM INTERNATIONAL SMALL COMPANY FUND                                continued

advisory fee schedule includes seven            G. Collateral Benefits to Invesco Aim     collateral. The Board concluded that the
breakpoints and that the level of the              and its Affiliates                     Fund's investment of uninvested cash and
Fund's advisory fees, as a percentage of                                                  cash collateral from any securities
the Fund's net assets, has decreased as      The Board considered various other           lending arrangements in the affiliated
net assets increased because of the          benefits received by Invesco Aim and its     money market funds is in the best
breakpoints. The Board concluded that the    affiliates resulting from Invesco Aim's      interests of the Fund and its
Fund's advisory fees appropriately reflect   relationship with the Fund, including the    shareholders.
economies of scale at current assets. The    fees received by Invesco Aim and its
Board also noted that the Fund shares        affiliates for their provision of
directly in economies of scale through       administrative, transfer agency and
lower fees charged by third party service    distribution services to the Fund. The
providers based on the combined size of      Board considered the performance of
all of the AIM Funds and affiliates.         Invesco Aim and its affiliates in
                                             providing these services and the
   F. Profitability and Financial            organizational structure employed by
      Resources                              Invesco Aim and its affiliates to provide
                                             these services. The Board also considered
The Board reviewed information from          that these services are provided to the
Invesco Aim concerning the costs of the      Fund pursuant to written contracts that
advisory and other services that Invesco     are reviewed and approved on an annual
Aim and its affiliates provide to the Fund   basis by the Board. The Board concluded
and the profitability of Invesco Aim and     that Invesco Aim and its affiliates are
its affiliates in providing these            providing these services in a satisfactory
services. The Board also reviewed            manner and in accordance with the terms of
information concerning the financial         their contracts, and are qualified to
condition of Invesco Aim and its             continue to provide these services to the
affiliates. The Board reviewed with          Fund.
Invesco Aim the methodology used to
prepare the profitability information. The      The Board considered the benefits
Board considered the overall profitability   realized by Invesco Aim and the Affiliated
of Invesco Ltd., the ultimate parent of      Sub-Advisers as a result of portfolio
Invesco Aim and the Affiliated               brokerage transactions executed through
Sub-Advisers, and of Invesco Aim, as well    "soft dollar" arrangements. The Board
as the profitability of Invesco Aim in       noted that soft dollar arrangements shift
connection with managing the Fund. The       the payment obligation for research and
Board noted that Invesco Aim continues to    execution services from Invesco Aim and
operate at a net profit, although the        the Affiliated Sub-Advisers to the funds
reduction of assets under management as a    and therefore may reduce Invesco Aim's and
result of market movements and the           the Affiliated Sub-Advisers' expenses. The
increase in voluntary fee waivers for        Board concluded that Invesco Aim's and the
affiliated money market funds have reduced   Affiliated Sub-Advisers' soft dollar
the profitability of Invesco Aim and its     arrangements are appropriate. The Board
affiliates. The Board concluded that the     also concluded that, based on their review
Fund's fees are fair and reasonable, and     and representations made by the Chief
that the level of profits realized by        Compliance Officer of Invesco Aim, these
Invesco Aim and its affiliates from          arrangements are consistent with
providing services to the Fund is not        regulatory requirements.
excessive in light of the nature, quality
and extent of the services provided. The        The Board considered the fact that the
Board considered whether Invesco Aim is      Fund's uninvested cash and cash collateral
financially sound and has the resources      from any securities lending arrangements
necessary to perform its obligations under   may be invested in money market funds
the Fund's investment advisory agreement,    advised by Invesco Aim pursuant to
and concluded that Invesco Aim has the       procedures approved by the Board. The
financial resources necessary to fulfill     Board noted that Invesco Aim will receive
these obligations. The Board also            advisory fees from these affiliated money
considered whether each Affiliated           market funds attributable to such
Sub-Adviser is financially sound and has     investments, although Invesco Aim has
the resources necessary to perform its       contractually agreed to waive through at
obligations under the sub-advisory           least June 30, 2010, the advisory fees
contracts, and concluded that each           payable by the Fund in an amount equal to
Affiliated Sub-Adviser has the financial     100% of the net advisory fee Invesco Aim
resources necessary to fulfill these         receives from the affiliated money market
obligations.                                 funds with respect to the Fund's
                                             investment in the affiliated money market
                                             funds of uninvested cash, but not cash


19 AIM INTERNATIONAL SMALL COMPANY FUND

Supplement to Semiannual Report dated 6/30/09

AIM INTERNATIONAL SMALL COMPANY FUND
                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    A redemption fee of 2% will be imposed
                                             For periods ended 6/30/09                    on certain redemptions or exchanges out of
The following information has been                                                        the Fund within 31 days of purchase.
prepared to provide Institutional Class      Inception                            9.24%   Exceptions to the redemption fee are
shareholders with a performance overview      5 Years                            10.74    listed in the Fund's prospectus.
specific to their holdings. Institutional     1 Year                            -27.87
Class shares are offered exclusively to       6 Months*                          32.86       Had the advisor not waived fees and/or
institutional investors, including defined                                                reimbursed expenses in the past,
contribution plans that meet certain         *  Cumulative total return that has not      performance would have been lower.
criteria.                                       been annualized
                                             ==========================================      Please note that past performance is
                                                                                          not indicative of future results. More
                                             Institutional Class shares' inception date   recent returns may be more or less than
                                             is October 25, 2005. Returns since that      those shown. All returns assume
                                             date are historical returns. All other       reinvestment of distributions at NAV.
                                             returns are blended returns of historical    Investment return and principal value will
                                             Institutional Class share performance and    fluctuate so your shares, when redeemed,
                                             restated Class A share performance (for      may be worth more or less than their
                                             periods prior to the inception date of       original cost. See full report for
                                             Institutional Class shares) at net asset     information on comparative benchmarks.
                                             value (NAV) and reflect the Rule 12b-1       Please consult your Fund prospectus for
                                             fees applicable to Class A shares. Class A   more information. For the most current
                                             shares' inception date is August 31, 2000.   month-end performance, please call 800 451
                                                                                          4246 or visit invescoaim.com.
                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at   (1) Total annual operating expenses less
                                             NAV. Performance of Institutional Class         any contractual fee waivers and/or
                                             shares will differ from performance of          expense reimbursements by the advisor
                                             other share classes primarily due to            in effect through at least June 30,
                                             differing sales charges and class               2010. See current prospectus for more
                                             expenses.                                       information.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 1.14%(1). The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 1.15%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced
or shown to the public, nor used in written form as sales literature for public use.                    [INVESCO AIM LOGO]
                                                                                                        -- SERVICE MARK --
invescoaim.com   ISC-INS-2   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------------
                                                                          HYPOTHETICAL
                                                                    (5% ANNUAL RETURN BEFORE
                                                 ACTUAL                     EXPENSES)
                                       ------------------------------------------------------
                          BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                        ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
         CLASS            (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------------
     Institutional        $1,000.00      $1,328.60       $6.47       $1,019.24       $5.61        1.12%
---------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM INTERNATIONAL SMALL COMPANY FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================
GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

o  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of     o  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                        be sent via email as soon as they're available.

o  ECONOMICAL. Help reduce your fund's printing and delivery        o  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.          with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise.
If you do not want the mailing of these documents to be combined with those for other members of your household, please contact
Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and 002-27334.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after October 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and
Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.
                                                                                                             [INVESCO AIM LOGO]
   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,           --SERVICE MARK--
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                     invescoaim.com   ISC-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]             AIM MID CAP BASIC VALUE FUND
-- SERVICE MARK --             Semiannual Report to Shareholders o June 30, 2009

                               [MOUNTAIN GRAPHIC]

 2   Fund Performance
 4   Letters to Shareholders
 5   Schedule of Investments
 7   Financial Statements
10   Notes to Financial Statements
16   Financial Highlights
17   Fund Expenses
18   Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================
PERFORMANCE SUMMARY

FUND VS. INDEXES

Cumulative total returns, 12/31/08 to 6/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares                                                                   34.34%
Class B Shares                                                                   33.77
Class C Shares                                                                   33.96
Class R Shares                                                                   34.17
Class Y Shares                                                                   34.51
S&P 500 Index(Triangle) (Broad Market Index)                                      3.19
Russell Midcap Value Index(Triangle) (Style-Specific Index)                       3.19
Lipper Mid-Cap Value Funds Index(Triangle) (Peer Group Index)                     9.80

(Triangle)Lipper Inc.

The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity and their industry.

   The RUSSELL MIDCAP--REGISTERED TRADEMARK-- VALUE INDEX measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Value Index is a trademark/service mark of the Frank
Russell Company. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell
Company.

   The LIPPER MID-CAP VALUE FUNDS INDEX is an equally weighted representation of the largest funds in the Lipper Mid-Cap Value Funds category. These funds have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

   The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.
Performance of the peer group reflects fund expenses; performance of a market index does not.
=======================================================================================


2 AIM MID CAP BASIC VALUE FUND

==========================================
AVERAGE ANNUAL TOTAL RETURNS                 RETURNS ARE BLENDED RETURNS OF ACTUAL        1.82% AND 1.32%, RESPECTIVELY. THE EXPENSE
                                             CLASS Y SHARE PERFORMANCE AND RESTATED       RATIOS PRESENTED ABOVE MAY VARY FROM THE
As of 6/30/09, including maximum             CLASS A SHARE PERFORMANCE (FOR PERIODS       EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
applicable sales charges                     PRIOR TO THE INCEPTION DATE OF CLASS Y       OF THIS REPORT THAT ARE BASED ON EXPENSES
                                             SHARES) AT NET ASSET VALUE. THE RESTATED     INCURRED DURING THE PERIOD COVERED BY THIS
CLASS A SHARES                               CLASS A SHARE PERFORMANCE REFLECTS THE       REPORT.
Inception (12/31/01)                 0.78%   RULE 12B-1 FEES APPLICABLE TO CLASS A
 5 Years                            -2.89    SHARES AS WELL AS ANY FEE WAIVERS OR            CLASS A SHARE PERFORMANCE REFLECTS THE
 1 Year                            -20.99    EXPENSE REIMBURSEMENTS RECEIVED BY CLASS A   MAXIMUM 5.50% SALES CHARGE, AND CLASS B
CLASS B SHARES                               SHARES. CLASS A SHARES' INCEPTION DATE IS    AND CLASS C SHARE PERFORMANCE REFLECTS THE
Inception (12/31/01)                 0.82%   DECEMBER 31, 2001.                           APPLICABLE CONTINGENT DEFERRED SALES
 5 Years                            -2.79                                                 CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
 1 Year                            -20.60       THE PERFORMANCE DATA QUOTED REPRESENT     CDSC ON CLASS B SHARES DECLINES FROM 5%
CLASS C SHARES                               PAST PERFORMANCE AND CANNOT GUARANTEE        BEGINNING AT THE TIME OF PURCHASE TO 0% AT
Inception (12/31/01)                 0.84%   COMPARABLE FUTURE RESULTS; CURRENT           THE BEGINNING OF THE SEVENTH YEAR. THE
 5 Years                            -2.48    PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
 1 Year                            -17.69    VISIT INVESCOAIM.COM FOR THE MOST RECENT     YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
CLASS R SHARES                               MONTH-END PERFORMANCE. PERFORMANCE FIGURES   HAVE A FRONT-END SALES CHARGE; RETURNS
Inception                            1.35%   REFLECT REINVESTED DISTRIBUTIONS, CHANGES    SHOWN ARE AT NET ASSET VALUE AND DO NOT
 5 Years                            -2.01    IN NET ASSET VALUE AND THE EFFECT OF THE     REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
 1 Year                            -16.63    MAXIMUM SALES CHARGE UNLESS OTHERWISE        ON A TOTAL REDEMPTION OF RETIREMENT PLAN
CLASS Y SHARES                               STATED. PERFORMANCE FIGURES DO NOT REFLECT   ASSETS WITHIN THE FIRST YEAR. CLASS Y
Inception                            1.55%   DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY   SHARES DO NOT HAVE A FRONT-END SALES
 5 Years                            -1.76    ON FUND DISTRIBUTIONS OR SALE OF FUND        CHARGE OR A CDSC; THEREFORE, PERFORMANCE
 1 Year                            -16.30    SHARES. INVESTMENT RETURN AND PRINCIPAL      IS AT NET ASSET VALUE.
==========================================   VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
                                             A GAIN OR LOSS WHEN YOU SELL SHARES.            THE PERFORMANCE OF THE FUND'S SHARE
CLASS R SHARES' INCEPTION DATE IS APRIL                                                   CLASSES WILL DIFFER PRIMARILY DUE TO
30, 2004. RETURNS SINCE THAT DATE ARE           THE NET ANNUAL FUND OPERATING EXPENSE     DIFFERENT SALES CHARGE STRUCTURES AND
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    RATIO SET FORTH IN THE MOST RECENT FUND      CLASS EXPENSES.
BLENDED RETURNS OF HISTORICAL CLASS R        PROSPECTUS AS OF THE DATE OF THIS REPORT
SHARE PERFORMANCE AND RESTATED CLASS A       FOR CLASS A, CLASS B, CLASS C, CLASS R AND   (1) Total annual operating expenses less
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      CLASS Y SHARES WAS 1.56%, 2.31%, 2.31%,          any contractual fee waivers and/or
THE INCEPTION DATE OF CLASS R SHARES) AT     1.81% AND 1.31%, RESPECTIVELY.(1) THE            expense reimbursements by the advisor
NET ASSET VALUE, ADJUSTED TO REFLECT THE     TOTAL ANNUAL FUND OPERATING EXPENSE RATIO        in effect through at least June 30,
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   SET FORTH IN THE MOST RECENT FUND                2010. See current prospectus for more
R SHARES. CLASS A SHARES' INCEPTION DATE     PROSPECTUS AS OF THE DATE OF THIS REPORT         information.
IS DECEMBER 31, 2001.                        FOR CLASS A, CLASS B, CLASS C, CLASS R AND
                                             CLASS Y SHARES WAS 1.57%, 2.32%, 2.32%,
   CLASS Y SHARES' INCEPTION DATE IS
OCTOBER 3, 2008; RETURNS SINCE THAT DATE
ARE ACTUAL RETURNS. ALL OTHER


3 AIM MID CAP BASIC VALUE FUND

                    Dear Fellow Shareholders:

                    In these times of market uncertainty, wise investors stay focused on long-term goals and maintain an appropriately diversified investment program. We believe the route to financial success is more like a marathon
    [CROCKETT       than a sprint.
     PHOTO]
                       Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance performance in ways that put your
 Bruce Crockett     interests first.

                       A busy 2009 proxy season, during which Invesco Aim Advisors, Inc.'s proxy committee votes shares held by the
                    Funds on your behalf, is nearly over. This year, after careful case-by-case analysis, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence, say-on-pay initiatives and stock option re-pricing in light of the market's decline.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com under "Products & Performance/Investment
Advisory Agreement Renewals."

   You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

                    Dear Shareholders:

                    The past year and a half has been unsettling for most of us. Market indexes declined sharply in 2008 before tentatively rebounding in the first half of 2009. While some "market experts" suggest we may be seeing the first
    [TAYLOR         signs of economic recovery, others remind us that much uncertainty remains.
    PHOTO]
                       Recent history should have reminded all of us that investor sentiment can be fickle. This is why we believe investors should work with their financial advisors to devise a goals-based financial strategy -- a long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual risk
 Philip Taylor      tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

                       None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance -- a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at 800 959
4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my market updates -- as well as other market and fund commentaries by Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us.

Sincerely,


/S/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


4 AIM MID CAP BASIC VALUE FUND

SCHEDULE OF INVESTMENTS(a)

June 30, 2009
(Unaudited)




                                                       SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS-97.78%

ADVERTISING-4.13%

Interpublic Group of Cos., Inc. (The)(b)                785,658    $  3,967,573
-------------------------------------------------------------------------------
Omnicom Group Inc.                                       40,600       1,282,148
===============================================================================
                                                                      5,249,721
===============================================================================


APPAREL RETAIL-2.76%

Abercrombie & Fitch Co.-Class A(c)                      138,400       3,513,976
===============================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-4.59%

Gildan Activewear Inc. (Canada)(b)(c)                   160,800       2,379,840
-------------------------------------------------------------------------------
Liz Claiborne, Inc.(b)(c)                             1,197,340       3,448,339
===============================================================================
                                                                      5,828,179
===============================================================================


ASSET MANAGEMENT & CUSTODY BANKS-3.32%

Legg Mason, Inc.(c)                                     173,100       4,220,178
===============================================================================


AUTO PARTS & EQUIPMENT-3.22%

WABCO Holdings Inc.(b)                                  231,155       4,091,443
===============================================================================


BREWERS-1.36%

Molson Coors Brewing Co.-Class B                         40,875       1,730,239
===============================================================================


CASINOS & GAMING-0.54%

International Game Technology                            43,393         689,949
===============================================================================


COMMUNICATIONS EQUIPMENT-2.89%

Plantronics, Inc.                                       193,962       3,667,821
===============================================================================


COMPUTER HARDWARE-2.71%

Dell Inc.(b)                                            250,668       3,441,672
===============================================================================


CONSTRUCTION & ENGINEERING-2.61%

Shaw Group Inc. (The)(b)                                121,002       3,316,665
===============================================================================


CONSUMER ELECTRONICS-2.96%

Harman International Industries, Inc.(b)                200,000       3,760,000
===============================================================================


CONSUMER FINANCE-3.82%

American Express Co.                                     64,600       1,501,304
-------------------------------------------------------------------------------
Capital One Financial Corp.                              49,125       1,074,855
-------------------------------------------------------------------------------
SLM Corp.(b)                                            221,400       2,273,778
===============================================================================
                                                                      4,849,937
===============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-6.13%

Alliance Data Systems Corp.(b)(c)                        82,763       3,409,008
-------------------------------------------------------------------------------
Heartland Payment Systems, Inc.                             770           7,369
-------------------------------------------------------------------------------
VeriFone Holdings, Inc.(b)(c)                           424,634       3,189,001
-------------------------------------------------------------------------------
Western Union Co.                                        72,467       1,188,459
===============================================================================
                                                                      7,793,837
===============================================================================


                                                       SHARES          VALUE
-------------------------------------------------------------------------------
EDUCATION SERVICES-1.33%

Apollo Group, Inc.-Class A(b)                            23,832    $  1,694,932
===============================================================================


ELECTRONIC MANUFACTURING SERVICES-2.64%

Tyco Electronics Ltd. (Switzerland)(c)                  180,632       3,357,949
===============================================================================


HEALTH CARE DISTRIBUTORS-2.06%

Cardinal Health, Inc.                                    58,276       1,780,332
-------------------------------------------------------------------------------
McKesson Corp.                                           19,075         839,300
===============================================================================
                                                                      2,619,632
===============================================================================


HEALTH CARE EQUIPMENT-2.43%

Symmetry Medical Inc.(b)                                330,996       3,084,883
===============================================================================


HEALTH CARE SUPPLIES-2.55%

Cooper Cos., Inc. (The)(c)                              130,882       3,236,712
===============================================================================


HOME FURNISHINGS-2.42%

Tempur-Pedic International Inc.(b)(c)                   235,419       3,076,926
===============================================================================


HOUSEWARES & SPECIALTIES-2.31%

Newell Rubbermaid Inc.                                  281,800       2,933,538
===============================================================================


HUMAN RESOURCE & EMPLOYMENT SERVICES-3.18%

Robert Half International, Inc.(c)                      170,993       4,038,855
===============================================================================


INDUSTRIAL CONGLOMERATES-0.99%

Tyco International Ltd.                                  48,657       1,264,109
===============================================================================


INSURANCE BROKERS-2.68%

Marsh & McLennan Cos., Inc.                              65,776       1,324,071
-------------------------------------------------------------------------------
National Financial Partners Corp.(b)                    283,891       2,078,082
===============================================================================
                                                                      3,402,153
===============================================================================


INVESTMENT BANKING & BROKERAGE-2.25%

FBR Capital Markets Corp.(b)                            609,493       2,864,617
===============================================================================


LIFE SCIENCES TOOLS & SERVICES-2.34%

Waters Corp.(b)                                          57,850       2,977,539
===============================================================================


MANAGED HEALTH CARE-4.38%

Aetna Inc.                                              111,597       2,795,505
-------------------------------------------------------------------------------
Coventry Health Care, Inc.(b)                           148,418       2,776,901
===============================================================================
                                                                      5,572,406
===============================================================================


MOVIES & ENTERTAINMENT-2.91%

Viacom Inc.-Class B(b)                                  162,700       3,693,290
===============================================================================


OFFICE ELECTRONICS-1.60%

Xerox Corp.                                             312,971       2,028,052
===============================================================================


PERSONAL PRODUCTS-1.29%

Bare Escentuals, Inc.(b)                                184,782       1,639,016
===============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM MID CAP BASIC VALUE FUND

                                                       SHARES          VALUE
-------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE-3.06%

XL Capital Ltd.-Class A                                 338,812    $  3,882,786
===============================================================================


REGIONAL BANKS-0.99%

Zions Bancorp                                           108,645       1,255,936
===============================================================================


SEMICONDUCTOR EQUIPMENT-8.16%

ASML Holding N.V. (Netherlands)                         305,703       6,628,421
-------------------------------------------------------------------------------
Brooks Automation, Inc.(b)                               82,516         369,672
-------------------------------------------------------------------------------
KLA-Tencor Corp.                                        133,557       3,372,314
===============================================================================
                                                                     10,370,407
===============================================================================


SEMICONDUCTORS-1.38%

Maxim Integrated Products, Inc.                         112,023       1,757,641
===============================================================================


SPECIALIZED CONSUMER SERVICES-3.24%

Weight Watchers International, Inc.                     159,953       4,121,989
===============================================================================


SPECIALIZED FINANCE-2.55%

Moody's Corp.                                           123,230       3,247,110
===============================================================================
     Total Common Stocks (Cost $156,074,119)                        124,274,095
===============================================================================



MONEY MARKET FUNDS-1.73%

Liquid Assets Portfolio-Institutional Class(d)        1,100,646       1,100,646
-------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)              1,100,646       1,100,646
===============================================================================
     Total Money Market Funds (Cost $2,201,292)                       2,201,292
===============================================================================
TOTAL INVESTMENTS (excluding investments purchased
  with cash collateral from securities on
  loan)-99.51% (Cost $158,275,411)                                  126,475,387
===============================================================================



INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON
  LOAN


MONEY MARKET FUNDS-16.73%

Liquid Assets Portfolio-Institutional Class (Cost
  $21,264,350)(d)(e)                                 21,264,350      21,264,350
===============================================================================
TOTAL INVESTMENTS-116.24% (Cost $179,539,761)                       147,739,737
===============================================================================
OTHER ASSETS LESS LIABILITIES-(16.24)%                              (20,639,364)
===============================================================================
NET ASSETS-100.00%                                                 $127,100,373
_______________________________________________________________________________
===============================================================================



Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c)   All or a portion of this security was out on loan at June 30, 2009.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1I.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2009



-------------------------------------------------------------------------
Consumer Discretionary                                               30.4%
-------------------------------------------------------------------------
Information Technology                                               25.5
-------------------------------------------------------------------------
Financials                                                           18.7
-------------------------------------------------------------------------
Health Care                                                          13.8
-------------------------------------------------------------------------
Industrials                                                           6.8
-------------------------------------------------------------------------
Consumer Staples                                                      2.6
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 2.2
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM MID CAP BASIC VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $156,074,119)*                          $124,274,095
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost       23,465,642
================================================================================
     Total investments, at value (Cost $179,539,761)                 147,739,737
================================================================================
Receivables for:
  Investments sold                                                       757,280
--------------------------------------------------------------------------------
  Fund shares sold                                                       238,977
--------------------------------------------------------------------------------
  Dividends                                                               80,493
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         11,009
--------------------------------------------------------------------------------
Other assets                                                              30,644
================================================================================
     Total assets                                                    148,858,140
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Investments purchased                                                    6,780
--------------------------------------------------------------------------------
  Fund shares reacquired                                                 262,511
--------------------------------------------------------------------------------
  Collateral upon return of securities loaned                         21,264,350
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                             123,415
--------------------------------------------------------------------------------
  Accrued other operating expenses                                        72,249
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        28,462
================================================================================
     Total liabilities                                                21,757,767
================================================================================
Net assets applicable to shares outstanding                         $127,100,373
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $182,850,716
--------------------------------------------------------------------------------
Undistributed net investment income                                      100,223
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (24,050,542)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                               (31,800,024)
================================================================================
                                                                    $127,100,373
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $ 67,772,891
________________________________________________________________________________
================================================================================
Class B                                                             $ 14,374,100
________________________________________________________________________________
================================================================================
Class C                                                             $ 12,031,741
________________________________________________________________________________
================================================================================
Class R                                                             $  1,610,991
________________________________________________________________________________
================================================================================
Class Y                                                             $  4,418,351
________________________________________________________________________________
================================================================================
Institutional Class                                                 $ 26,892,299
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                8,928,541
________________________________________________________________________________
================================================================================
Class B                                                                2,026,010
________________________________________________________________________________
================================================================================
Class C                                                                1,695,465
________________________________________________________________________________
================================================================================
Class R                                                                  214,786
________________________________________________________________________________
================================================================================
Class Y                                                                  581,348
________________________________________________________________________________
================================================================================
Institutional Class                                                    3,419,723
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $       7.59
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $7.59 divided by 94.50%)                   $       8.03
________________________________________________________________________________
================================================================================
Class B:
  Net asset value and offering price per share                      $       7.09
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                      $       7.10
________________________________________________________________________________
================================================================================
Class R:
  Net asset value and offering price per share                      $       7.50
________________________________________________________________________________
================================================================================
Class Y:
  Net asset value and offering price per share                      $       7.60
________________________________________________________________________________
================================================================================
Institutional Class:
  Net asset value and offering price per share                      $       7.86
________________________________________________________________________________
================================================================================



* At June 30, 2009, securities with an aggregate value of $20,311,790 were on loan to brokers.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM MID CAP BASIC VALUE FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $12,193)                             $   717,526
-----------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $76,422)                                                                            91,461
===============================================================================================
     Total investment income                                                            808,987
===============================================================================================


EXPENSES:

Advisory fees                                                                           399,304
-----------------------------------------------------------------------------------------------
Administrative services fees                                                             24,795
-----------------------------------------------------------------------------------------------
Custodian fees                                                                            7,640
-----------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                65,274
-----------------------------------------------------------------------------------------------
  Class B                                                                                61,909
-----------------------------------------------------------------------------------------------
  Class C                                                                                44,767
-----------------------------------------------------------------------------------------------
  Class R                                                                                 3,121
-----------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Y                                                 271,839
-----------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                        886
-----------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                11,817
-----------------------------------------------------------------------------------------------
Other                                                                                   113,348
===============================================================================================
     Total expenses                                                                   1,004,700
===============================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (5,450)
===============================================================================================
     Net expenses                                                                       999,250
===============================================================================================
Net investment income (loss)                                                           (190,263)
===============================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                              (3,010,558)
-----------------------------------------------------------------------------------------------
  Foreign currencies                                                                    (19,736)
===============================================================================================
                                                                                     (3,030,294)
===============================================================================================
Change in net unrealized appreciation of:
  Investment securities                                                              36,117,858
-----------------------------------------------------------------------------------------------
  Foreign currencies                                                                      4,405
===============================================================================================
                                                                                     36,122,263
===============================================================================================
Net realized and unrealized gain                                                     33,091,969
===============================================================================================
Net increase in net assets resulting from operations                                $32,901,706
_______________________________________________________________________________________________
===============================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM MID CAP BASIC VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                            JUNE 30,       DECEMBER 31,
                                                                              2009             2008
-------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                            $   (190,263)   $     293,764
-------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                  (3,030,294)     (19,672,584)
-------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      36,122,263     (100,205,647)
=======================================================================================================
     Net increase (decrease) in net assets resulting from operations        32,901,706     (119,584,467)
=======================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                           --       (6,597,218)
-------------------------------------------------------------------------------------------------------
  Class B                                                                           --       (1,873,715)
-------------------------------------------------------------------------------------------------------
  Class C                                                                           --       (1,230,219)
-------------------------------------------------------------------------------------------------------
  Class R                                                                           --         (146,463)
-------------------------------------------------------------------------------------------------------
  Class Y                                                                           --         (421,912)
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                               --       (3,865,939)
=======================================================================================================
     Total distributions from net realized gains                                    --      (14,135,466)
=======================================================================================================
Share transactions-net:
  Class A                                                                    6,032,726       (4,959,698)
-------------------------------------------------------------------------------------------------------
  Class B                                                                   (1,382,806)     (11,111,315)
-------------------------------------------------------------------------------------------------------
  Class C                                                                    1,675,776       (5,584,349)
-------------------------------------------------------------------------------------------------------
  Class R                                                                      178,838        1,146,395
-------------------------------------------------------------------------------------------------------
  Class Y                                                                      381,739        4,418,452
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                      (10,697,654)      (1,483,236)
=======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         (3,811,381)     (17,573,751)
=======================================================================================================
     Net increase (decrease) in net assets                                  29,090,325     (151,293,684)
=======================================================================================================


NET ASSETS:

  Beginning of period                                                       98,010,048      249,303,732
=======================================================================================================
  End of period (includes undistributed net investment income of
     $100,223 and $290,486, respectively)                                 $127,100,373    $  98,010,048
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM MID CAP BASIC VALUE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Basic Value Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is long-term growth of capital.

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

        The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


10        AIM MID CAP BASIC VALUE FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.


11        AIM MID CAP BASIC VALUE FUND

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

K. FOREIGN CURRENCY CONTRACTS -- The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The maximum risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.745%
-------------------------------------------------------------------
Next $250 million                                            0.73%
-------------------------------------------------------------------
Next $500 million                                            0.715%
-------------------------------------------------------------------
Next $1.5 billion                                            0.70%
-------------------------------------------------------------------
Next $2.5 billion                                            0.685%
-------------------------------------------------------------------
Next $2.5 billion                                            0.67%
-------------------------------------------------------------------
Next $2.5 billion                                            0.655%
-------------------------------------------------------------------
Over $10 billion                                             0.64%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Effective July 1, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75% of average daily net assets, respectively, through at least June 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $2,625.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense

12        AIM MID CAP BASIC VALUE FUND
reimbursement are included in the Statement of Operations. For the six months ended June 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $258.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2009, IADI advised the Fund that IADI retained $15,948 in front-end sales commissions from the sale of Class A shares and $0, $7,723, $330 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                 LEVEL 1         LEVEL 2      LEVEL 3         TOTAL
----------------------------------------------------------------------------------------------------------------------
Equity Securities                                             $141,111,316     $6,628,421       $--       $147,739,737
______________________________________________________________________________________________________________________
======================================================================================================================



NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2009, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $2,567.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to

13        AIM MID CAP BASIC VALUE FUND

Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $1,546 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of December 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2016                                                                  $10,235,890
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $36,463,979 and $40,580,653, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 16,600,361
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (49,443,138)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(32,842,777)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $180,582,514.




14        AIM MID CAP BASIC VALUE FUND

NOTE 9--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2009(a)               DECEMBER 31, 2008
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     2,244,675     $ 15,375,074      2,359,622     $ 26,015,711
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       204,935        1,308,524        323,182        3,297,888
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       509,175        3,314,060        311,827        3,220,819
------------------------------------------------------------------------------------------------------------------------
  Class R                                                        53,776          327,584        143,551        1,614,230
------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                     72,828          510,498        477,456        4,142,899
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           218,297        1,567,026        557,279        6,669,608
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --               --      1,194,290        6,377,219
------------------------------------------------------------------------------------------------------------------------
  Class B                                                            --               --        361,966        1,813,448
------------------------------------------------------------------------------------------------------------------------
  Class C                                                            --               --        236,702        1,185,876
------------------------------------------------------------------------------------------------------------------------
  Class R                                                            --               --         27,739          146,463
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                            --               --         79,010          421,912
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --               --        702,898        3,865,939
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       166,558        1,017,145        542,357        5,868,490
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (177,824)      (1,017,145)      (570,605)      (5,868,490)
========================================================================================================================
Reacquired:
  Class A(b)                                                 (1,636,487)     (10,359,493)    (4,369,450)     (43,221,118)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (296,087)      (1,674,185)    (1,038,340)     (10,354,161)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (279,732)      (1,638,284)      (995,252)      (9,991,044)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                       (23,605)        (148,746)       (62,929)        (614,298)
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                       (23,453)        (128,759)       (24,493)        (146,359)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        (1,594,158)     (12,264,680)    (1,206,689)     (12,018,783)
========================================================================================================================
     Net increase (decrease) in share activity                 (561,102)    $ (3,811,381)      (949,879)    $(17,573,751)
________________________________________________________________________________________________________________________
========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 7% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is owned beneficially.
       In addition, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A shares into Class Y shares of the Fund:

     CLASS                                                                       SHARES          AMOUNT
     ----------------------------------------------------------------------------------------------------
     Class Y                                                                     372,931      $ 3,557,760
     ----------------------------------------------------------------------------------------------------
     Class A                                                                    (372,931)      (3,557,760)
     ____________________________________________________________________________________________________
     ====================================================================================================





15        AIM MID CAP BASIC VALUE FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                 NET GAINS
                                                  (LOSSES)
                          NET ASSET     NET    ON SECURITIES      NET                  DIVIDENDS DISTRIBUTIONS
                            VALUE,  INVESTMENT     (BOTH     INCREASE FROM TOTAL FROM  FROM NET     FROM NET
                          BEGINNING   INCOME    REALIZED AND    PAYMENTS   INVESTMENT INVESTMENT    REALIZED       TOTAL
                          OF PERIOD   (LOSS)    UNREALIZED)  BY AFFILIATES OPERATIONS   INCOME       GAINS     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
Class A
Six months ended 06/30/09   $ 5.65    $(0.01)(c)   $ 1.95        $  --       $ 1.94     $   --       $   --        $   --
Year ended 12/31/08          13.67      0.01(c)     (7.09)          --        (7.08)        --        (0.94)        (0.94)
Year ended 12/31/07          13.83      0.09         1.19           --         1.28      (0.06)       (1.38)        (1.44)
Year ended 12/31/06          14.48     (0.04)(c)     1.25           --         1.21         --        (1.86)        (1.86)
Year ended 12/31/05          13.12     (0.07)        1.43           --         1.36         --           --            --
Year ended 12/31/04          11.28     (0.10)(c)     1.93         0.01         1.84         --           --            --
----------------------------------------------------------------------------------------------------------------------------
Class B
Six months ended 06/30/09     5.30     (0.03)(c)     1.82           --         1.79         --           --            --
Year ended 12/31/08          13.05     (0.06)(c)    (6.75)          --        (6.81)        --        (0.94)        (0.94)
Year ended 12/31/07          13.30     (0.03)        1.16           --         1.13         --        (1.38)        (1.38)
Year ended 12/31/06          14.10     (0.15)(c)     1.21           --         1.06         --        (1.86)        (1.86)
Year ended 12/31/05          12.87     (0.16)        1.39           --         1.23         --           --            --
Year ended 12/31/04          11.14     (0.18)(c)     1.90         0.01         1.73         --           --            --
----------------------------------------------------------------------------------------------------------------------------
Class C
Six months ended 06/30/09     5.30     (0.04)(c)     1.84           --         1.80         --           --            --
Year ended 12/31/08          13.04     (0.06)(c)    (6.74)          --        (6.80)        --        (0.94)        (0.94)
Year ended 12/31/07          13.30     (0.03)        1.15           --         1.12         --        (1.38)        (1.38)
Year ended 12/31/06          14.09     (0.15)(c)     1.22           --         1.07         --        (1.86)        (1.86)
Year ended 12/31/05          12.86     (0.16)        1.39           --         1.23         --           --            --
Year ended 12/31/04          11.13     (0.18)(c)     1.90         0.01         1.73         --           --            --
----------------------------------------------------------------------------------------------------------------------------
Class R
Six months ended 06/30/09     5.59     (0.02)(c)     1.93           --         1.91         --           --            --
Year ended 12/31/08          13.57     (0.01)(c)    (7.03)          --        (7.04)        --        (0.94)        (0.94)
Year ended 12/31/07          13.75      0.03         1.20           --         1.23      (0.03)       (1.38)        (1.41)
Year ended 12/31/06          14.44     (0.08)(c)     1.25           --         1.17         --        (1.86)        (1.86)
Year ended 12/31/05          13.11     (0.05)        1.38           --         1.33         --           --            --
Year ended 12/31/04(f)       11.88     (0.08)(c)     1.30         0.01         1.23         --           --            --
----------------------------------------------------------------------------------------------------------------------------
Class Y
Six months ended 06/30/09     5.65     (0.01)(c)     1.96           --         1.95         --           --            --
Year ended 12/31/08(f)        9.54      0.00(c)     (2.95)          --        (2.95)        --        (0.94)        (0.94)
----------------------------------------------------------------------------------------------------------------------------
Institutional Class
Six months ended 06/30/09     5.83      0.02(c)      2.01           --         2.03         --           --            --
Year ended 12/31/08          13.94      0.09(c)     (7.26)          --        (7.17)        --        (0.94)        (0.94)
Year ended 12/31/07          14.08      0.16         1.23           --         1.39      (0.15)       (1.38)        (1.53)
Year ended 12/31/06          14.62      0.05(c)      1.27           --         1.32         --        (1.86)        (1.86)
Year ended 12/31/05          13.17      0.01         1.44           --         1.45         --           --            --
Year ended 12/31/04(f)       11.88     (0.02)(c)     1.30         0.01         1.29         --           --            --
____________________________________________________________________________________________________________________________
============================================================================================================================

                                                                  RATIO OF         RATIO OF
                                                                  EXPENSES         EXPENSES
                                                                 TO AVERAGE     TO AVERAGE NET  RATIO OF NET
                                                                 NET ASSETS     ASSETS WITHOUT   INVESTMENT
                           NET ASSET             NET ASSETS,  WITH FEE WAIVERS   FEE WAIVERS   INCOME (LOSS)
                          VALUE, END   TOTAL    END OF PERIOD  AND/OR EXPENSES AND/OR EXPENSES   TO AVERAGE   PORTFOLIO
                           OF PERIOD RETURN(a) (000S OMITTED)     ABSORBED         ABSORBED      NET ASSETS  TURNOVER(b)
------------------------------------------------------------------------------------------------------------------------
Class A
Six months ended 06/30/09   $ 7.59      34.34%    $ 67,773          1.98%(d)         1.99%(d)      (0.45)%(d)     35%
Year ended 12/31/08           5.65     (51.38)      46,085          1.56             1.57           0.13          78
Year ended 12/31/07          13.67       9.30      115,198          1.43             1.46           0.55          44
Year ended 12/31/06          13.83       8.47      113,672          1.52             1.58          (0.30)         46
Year ended 12/31/05          14.48      10.37      127,775          1.51             1.57          (0.51)         29
Year ended 12/31/04          13.12      16.31(e)   115,164          1.67             1.69          (0.85)         34
------------------------------------------------------------------------------------------------------------------------
Class B
Six months ended 06/30/09     7.09      33.77       14,374          2.73(d)          2.74(d)       (1.20)(d)      35
Year ended 12/31/08           5.30     (51.76)      12,168          2.31             2.32          (0.62)         78
Year ended 12/31/07          13.05       8.53       42,012          2.18             2.21          (0.20)         44
Year ended 12/31/06          13.30       7.63       51,970          2.27             2.33          (1.05)         46
Year ended 12/31/05          14.10       9.56       69,594          2.21             2.27          (1.21)         29
Year ended 12/31/04          12.87      15.53(e)    63,374          2.32             2.34          (1.50)         34
------------------------------------------------------------------------------------------------------------------------
Class C
Six months ended 06/30/09     7.10      33.96       12,032          2.73(d)          2.74(d)       (1.20)(d)      35
Year ended 12/31/08           5.30     (51.72)       7,773          2.31             2.32          (0.62)         78
Year ended 12/31/07          13.04       8.45       24,950          2.18             2.21          (0.20)         44
Year ended 12/31/06          13.30       7.70       26,435          2.27             2.33          (1.05)         46
Year ended 12/31/05          14.09       9.56       29,946          2.21             2.27          (1.21)         29
Year ended 12/31/04          12.86      15.54(e)    27,601          2.32             2.34          (1.50)         34
------------------------------------------------------------------------------------------------------------------------
Class R
Six months ended 06/30/09     7.50      34.17        1,611          2.23(d)          2.24(d)       (0.70)(d)      35
Year ended 12/31/08           5.59     (51.46)       1,032          1.81             1.82          (0.12)         78
Year ended 12/31/07          13.57       9.01        1,035          1.68             1.71           0.30          44
Year ended 12/31/06          13.75       8.22          449          1.77             1.83          (0.55)         46
Year ended 12/31/05          14.44      10.15          175          1.71             1.77          (0.71)         29
Year ended 12/31/04(f)       13.11      10.35(e)        33          1.78(g)          1.80(g)       (0.96)(g)      34
------------------------------------------------------------------------------------------------------------------------
Class Y
Six months ended 06/30/09     7.60      34.51        4,418          1.73(d)          1.74(d)       (0.20)(d)      35
Year ended 12/31/08(f)        5.65     (30.34)       3,006          1.50(g)          1.51(g)        0.19(g)       78
------------------------------------------------------------------------------------------------------------------------
Institutional Class
Six months ended 06/30/09     7.86      34.82       26,892          1.03(d)          1.04(d)        0.50(d)       35
Year ended 12/31/08           5.83     (51.02)      27,946          0.91             0.92           0.78          78
Year ended 12/31/07          13.94       9.91       66,109          0.87             0.90           1.11          44
Year ended 12/31/06          14.08       9.15       44,013          0.92             0.98           0.30          46
Year ended 12/31/05          14.62      11.01       25,174          0.92             0.98          (0.08)         29
Year ended 12/31/04(f)       13.17      10.86(e)     7,530          1.03(g)          1.05(g)       (0.21)(g)      34
________________________________________________________________________________________________________________________
========================================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)  Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $52,652, $12,484, $9,028, $1,259, $3,457 and $29,204 for Class A, Class
     B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e) Total return is after reimbursement the advisor has agreed to pay for an economic loss due to a trading error. Total return before reimbursement by the advisor was 16.22%, 15.44%, 15.45%, 10.27% and 10.77% for Class A,
     Class B, Class C, Class R and Institutional Class shares, respectively.
(f) Commencement date of April 30, 2004, October 3, 2008 and April 30, 2004 for Class R, Class Y and Institutional Class shares, respectively.
(g)  Annualized.



16        AIM MID CAP BASIC VALUE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,343.40       $11.50      $1,014.98       $ 9.89       1.98%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,337.70        15.82       1,011.26        13.61       2.73
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,339.60        15.84       1,011.26        13.61       2.73
---------------------------------------------------------------------------------------------------
        R            1,000.00       1,341.70        12.95       1,013.74        11.13       2.23
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,345.10        10.06       1,016.22         8.65       1.73
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


17        AIM MID CAP BASIC VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM     formance, investment objective(s),           of the information provided to them,
Funds Group is required under the            policies, strategies and limitations of      including information provided at their
Investment Company Act of 1940 to approve    these funds.                                 meetings throughout the year as part of
annually the renewal of the AIM Mid Cap                                                   their ongoing oversight of the Fund, and
Basic Value Fund (the Fund) investment          In addition to their meetings             did not identify any particular factor
advisory agreement with Invesco Aim          throughout the year, the Sub-Committees      that was controlling. Each Trustee may
Advisors, Inc. (Invesco Aim) and the         meet at designated contract renewal          have evaluated the information provided
Master Intergroup Sub-Advisory Contract      meetings each year to conduct an in-depth    differently from another Trustee and
for Mutual Funds (the sub-advisory           review of the performance, fees, expenses    attributed different weight to the various
contracts) with Invesco Asset Management     and other matters related to their           factors. The Trustees recognized that the
Deutschland GmbH, Invesco Asset Management   assigned funds. During the contract          advisory arrangements and resulting
Limited, Invesco Asset Management (Japan)    renewal process, the Trustees receive        advisory fees for the Fund and the other
Limited, Invesco Australia Limited,          comparative performance and fee data         AIM Funds are the result of years of
Invesco Global Asset Management (N.A.),      regarding the AIM Funds prepared by an       review and negotiation between the
Inc., Invesco Hong Kong Limited, Invesco     independent company, Lipper, Inc.            Trustees and Invesco Aim, that the
Institutional (N.A.), Inc., Invesco Senior   (Lipper), under the direction and            Trustees may focus to a greater extent on
Secured Management, Inc. and Invesco         supervision of the Senior Officer who also   certain aspects of these arrangements in
Trimark Ltd. (collectively, the Affiliated   prepares a separate analysis of this         some years than in others, and that the
Sub-Advisers). During contract renewal       information for the Trustees. Each           Trustees' deliberations and conclusions in
meetings held on June 16-17, 2009, the       Sub-Committee then makes recommendations     a particular year may be based in part on
Board as a whole, and the disinterested or   to the Investments Committee regarding the   their deliberations and conclusions
"independent" Trustees voting separately,    fees and expenses of their assigned funds.   regarding these same arrangements
approved the continuance of the Fund's       The Investments Committee considers each     throughout the year and in prior years.
investment advisory agreement and the        Sub-Committee's recommendations and makes
sub-advisory contracts for another year,     its own recommendations regarding the fees      The discussion below serves as a
effective July 1, 2009. In doing so, the     and expenses of the AIM Funds to the full    summary of the Senior Officer's
Board determined that the Fund's             Board. The Investments Committee also        independent written evaluation with
investment advisory agreement and the        considers each Sub-Committee's               respect to the Fund's investment advisory
sub-advisory contracts are in the best       recommendations in making its annual         agreement as well as a discussion of the
interests of the Fund and its shareholders   recommendation to the Board whether to       material factors and related conclusions
and that the compensation to Invesco Aim     approve the continuance of each AIM Fund's   that formed the basis for the Board's
and the Affiliated Sub-Advisers under the    investment advisory agreement and            approval of the Fund's investment advisory
Fund's investment advisory agreement and     sub-advisory contracts for another year.     agreement and sub-advisory contracts.
sub-advisory contracts is fair and                                                        Unless otherwise stated, information set
reasonable.                                     The independent Trustees met separately   forth below is as of June 17, 2009, and
                                             during their evaluation of the Fund's        does not reflect any changes that may have
THE BOARD'S FUND EVALUATION PROCESS          investment advisory agreement and            occurred since that date, including but
                                             sub-advisory contracts with independent      not limited to changes to the Fund's
The Board's Investments Committee has        legal counsel. The independent Trustees      performance, advisory fees, expense
established three Sub-Committees that are    were also assisted in their annual           limitations and/or fee waivers.
responsible for overseeing the management    evaluation of the Fund's investment
of a number of the series portfolios of      advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
the AIM Funds. This Sub-Committee            One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
structure permits the Trustees to focus on   is to manage the process by which the AIM
the performance of the AIM Funds that have   Funds' proposed management fees are             A. Nature, Extent and Quality of
been assigned to them. The Sub-Committees    negotiated during the annual contract              Services Provided by Invesco Aim
meet throughout the year to review the       renewal process to ensure that they are
performance of their assigned funds, and     negotiated in a manner that is at arms'      The Board reviewed the advisory services
the Sub-Committees review monthly and        length and reasonable. Accordingly, the      provided to the Fund by Invesco Aim under
quarterly comparative performance            Senior Officer must either supervise a       the Fund's investment advisory agreement,
information and periodic asset flow data     competitive bidding process or prepare an    the performance of Invesco Aim in
for their assigned funds. These materials    independent written evaluation. The Senior   providing these services, and the
are prepared under the direction and         Officer recommended that an independent      credentials and experience of the officers
supervision of the independent Senior        written evaluation be provided and, at the   and employees of Invesco Aim who provide
Officer, an officer of the AIM Funds who     direction of the Board, prepared an          these services. The Board's review of the
reports directly to the independent          independent written evaluation.              qualifications of Invesco Aim to provide
Trustees. Over the course of each year,                                                   these services included the Board's
the Sub-Committees meet with portfolio          During the annual contract renewal        consideration of Invesco Aim's portfolio
managers for their assigned funds and        process, the Board considered the factors    and product review process, various back
other members of management and review       discussed below in evaluating the fairness   office support functions provided by
with these individuals the per-              and reasonableness of the Fund's             Invesco Aim and its affiliates, and
                                             investment advisory agreement and            Invesco Aim's equity and fixed income
                                             sub-advisory contracts. The Board            trading operations. The Board concluded
                                             considered all                               that the nature, extent


18 AIM MID CAP BASIC VALUE FUND                                        continued

and quality of the advisory services         Fund and its shareholders by permitting      number of actions intended to improve the
provided to the Fund by Invesco Aim are      Invesco Aim to utilize the additional        investment process for the funds.
appropriate and that Invesco Aim currently   resources and talent of the Affiliated
is providing satisfactory advisory           Sub-Advisers in managing the Fund.              D. Advisory and Sub-Advisory Fees and
services in accordance with the terms of                                                        Fee Waivers
the Fund's investment advisory agreement.       C. Fund Performance
In addition, based on their ongoing                                                       The Board compared the Fund's contractual
meetings throughout the year with the        The Board considered fund performance as a   advisory fee rate to the contractual
Fund's portfolio manager or managers, the    relevant factor in considering whether to    advisory fee rates of funds in the Fund's
Board concluded that these individuals are   approve the investment advisory agreement.   Lipper expense group that are not managed
competent and able to continue to carry      The Board did not view fund performance as   by Invesco Aim or an Affiliated
out their responsibilities under the         a relevant factor in considering whether     Sub-Adviser, at a common asset level. The
Fund's investment advisory agreement.        to approve the sub-advisory contracts for    Board noted that the Fund's contractual
                                             the Fund, as no Affiliated Sub-Adviser       advisory fee rate was below the median
   In determining whether to continue the    currently manages assets of the Fund.        contractual advisory fee rate of funds in
Fund's investment advisory agreement, the                                                 its expense group. The Board also reviewed
Board considered the prior relationship         The Board compared the Fund's             the methodology used by Lipper in
between Invesco Aim and the Fund, as well    performance during the past one, three and   determining contractual fee rates, which
as the Board's knowledge of Invesco Aim's    five calendar years to the performance of    includes using audited financial data from
operations, and concluded that it is         all funds in the Lipper performance          the most recent annual report of each fund
beneficial to maintain the current           universe that are not managed by Invesco     in the expense group that was publicly
relationship, in part, because of such       Aim or an Affiliated Sub-Adviser and         available as of the end of the past
knowledge. The Board also considered the     against the Lipper Mid-Cap Value Funds       calendar year. The Board noted that some
steps that Invesco Aim and its affiliates    Index. The Board noted that the Fund's       comparative data did not reflect the
continue to take to improve the quality      performance was in the fifth quintile of     market downturn that occurred in the
and efficiency of the services they          its performance universe for the one,        fourth quarter of 2008. The Board noted
provide to the AIM Funds in the areas of     three and five year periods (the first       that neither Invesco Aim nor its
investment performance, product line         quintile being the best performing funds     affiliates serve as an adviser to other
diversification, distribution, fund          and the fifth quintile being the worst       domestic mutual funds or other domestic
operations, shareholder services and         performing funds). The Board noted that      clients with investment strategies
compliance. The Board concluded that the     the Fund's performance was below the         comparable to those of the Fund.
quality and efficiency of the services       performance of the Index for the one,
Invesco Aim and its affiliates provide to    three and five year periods. The Board          The Board noted that Invesco Aim has
the AIM Funds in each of these areas         also noted that Invesco Aim acknowledges     agreed to reduce the per account transfer
support the Board's approval of the          the Fund's underperformance, and has         agent fee for all the retail funds,
continuance of the Fund's investment         confirmed that the portfolio managers have   including the Fund, effective July 1,
advisory agreement.                          consistently followed their intrinsic        2009. The Board also noted that Invesco
                                             value mandate. Invesco Aim continues to      Aim has contractually agreed to waive fees
   B. Nature, Extent and Quality of          monitor the Fund and to provide the Board    and/or limit expenses of the Fund through
      Services Provided by Affiliated        with periodic reporting on business issues   at least June 30, 2010 in an amount
      Sub-Advisers                           that affect the Fund's performance. The      necessary to limit total annual operating
                                             Board also considered a report of the        expenses to a specified percentage of
The Board reviewed the services provided     Senior Officer describing (i) the Board's    average daily net assets for each class of
by the Affiliated Sub-Advisers under the     oversight of performance issues for the      the Fund. The Board noted that at the
sub-advisory contracts and the credentials   intrinsic value funds, including the Fund,   current expense ratio for the Fund, this
and experience of the officers and           and Invesco Aim's response, including        expense waiver does not have any impact.
employees of the Affiliated Sub-Advisers     numerous meetings with portfolio managers,
who provide these services. The Board        members of management and members of the        The Board also considered the services
concluded that the nature, extent and        Global Performance Measurement & Risk        provided by the Affiliated Sub-Advisers
quality of the services provided by the      Group; (ii) actions consistent with the      pursuant to the sub-advisory contracts and
Affiliated Sub-Advisers are appropriate.     exercise by the Trustees of their            the services provided by Invesco Aim
The Board noted that the Affiliated          fiduciary duties; and (iii) conclusions      pursuant to the Fund's advisory agreement,
Sub-Advisers, which have offices and         and recommendations for consideration by     as well as the allocation of fees between
personnel that are geographically            the Board. Although the independent          Invesco Aim and the Affiliated
dispersed in financial centers around the    written evaluation of the Fund's Senior      Sub-Advisers pursuant to the sub-advisory
world, can provide research and other        Officer only considered Fund performance     contracts. The Board noted that the
information and make recommendations on      through the most recent calendar year, the   sub-advisory fees have no direct effect on
the markets and economies of various         Board also reviewed more recent Fund         the Fund or its shareholders, as they are
countries and securities of companies        performance and this review did not change   paid by Invesco Aim to the Affiliated
located in such countries or on various      their conclusions. The Board noted that,     Sub-Advisers, and that Invesco Aim and the
types of investments and investment          in response to the Board's focus on fund     Affiliated Sub-Advisers are affiliates.
techniques. The Board concluded that the     performance, Invesco Aim has taken a
sub-advisory contracts benefit the                                                           After taking account of the Fund's
                                                                                          contractual advisory fee rate, the
                                                                                          contractual sub-advisory fee rate, the


19 AIM MID CAP BASIC VALUE FUND                                        continued

comparative advisory fee information         the resources necessary to perform its       funds advised by Invesco Aim pursuant to
discussed above and other relevant           obligations under the Fund's investment      procedures approved by the Board. The
factors, the Board concluded that the        advisory agreement, and concluded that       Board noted that Invesco Aim will receive
Fund's advisory and sub-advisory fees are    Invesco Aim has the financial resources      advisory fees from these affiliated money
fair and reasonable.                         necessary to fulfill these obligations.      market funds attributable to such
                                             The Board considered whether each            investments, although Invesco Aim has
   E. Economies of Scale and Breakpoints     Affiliated Sub-Adviser is financially        contractually agreed to waive through at
                                             sound and has the resources necessary to     least June 30, 2010, the advisory fees
The Board considered the extent to which     perform its obligations under the            payable by the Fund in an amount equal to
there are economies of scale in the          sub-advisory contracts, and concluded that   100% of the net advisory fee Invesco Aim
provision of advisory services to the        each Affiliated Sub-Adviser has the          receives from the affiliated money market
Fund. The Board also considered whether      financial resources necessary to fulfill     funds with respect to the Fund's
the Fund benefits from such economies of     these obligations.                           investment in the affiliated money market
scale through contractual breakpoints in                                                  funds of uninvested cash, but not cash
the Fund's advisory fee schedule. The           G. Collateral Benefits to Invesco Aim     collateral. The Board concluded that the
Board noted that the Fund's contractual            and its Affiliates                     Fund's investment of uninvested cash and
advisory fee schedule includes seven                                                      cash collateral from any securities
breakpoints, but that due to the Fund's      The Board considered various other           lending arrangements in the affiliated
asset level at the end of the past           benefits received by Invesco Aim and its     money market funds is in the best
calendar year, the Fund is not currently     affiliates resulting from Invesco Aim's      interests of the Fund and its
benefiting from the breakpoints. The Board   relationship with the Fund, including the    shareholders.
concluded that the Fund's advisory fees      fees received by Invesco Aim and its
appropriately reflect economies of scale     affiliates for their provision of
at current asset levels. The Board also      administrative, transfer agency and
noted that the Fund shares directly in       distribution services to the Fund. The
economies of scale through lower fees        Board considered the performance of
charged by third party service providers     Invesco Aim and its affiliates in
based on the combined size of all of the     providing these services and the
AIM Funds and affiliates.                    organizational structure employed by
                                             Invesco Aim and its affiliates to provide
   F. Profitability and Financial            these services. The Board also considered
      Resources                              that these services are provided to the
                                             Fund pursuant to written contracts that
The Board reviewed information from          are reviewed and approved on an annual
Invesco Aim concerning the costs of the      basis by the Board. The Board concluded
advisory and other services that Invesco     that Invesco Aim and its affiliates are
Aim and its affiliates provide to the Fund   providing these services in a satisfactory
and the profitability of Invesco Aim and     manner and in accordance with the terms of
its affiliates in providing these            their contracts, and are qualified to
services. The Board also reviewed            continue to provide these services to the
information concerning the financial         Fund.
condition of Invesco Aim and its
affiliates. The Board reviewed with             The Board considered the benefits
Invesco Aim the methodology used to          realized by Invesco Aim and the Affiliated
prepare the profitability information. The   Sub-Advisers as a result of portfolio
Board considered the overall profitability   brokerage transactions executed through
of Invesco Ltd., the ultimate parent of      "soft dollar" arrangements. The Board
Invesco Aim and the Affiliated               noted that soft dollar arrangements shift
Sub-Advisers, and of Invesco Aim, as well    the payment obligation for research and
as the profitability of Invesco Aim in       execution services from Invesco Aim and
connection with managing the Fund. The       the Affiliated Sub-Advisers to the funds
Board noted that Invesco Aim continues to    and therefore may reduce Invesco Aim's and
operate at a net profit, although the        the Affiliated Sub-Advisers' expenses. The
reduction of assets under management as a    Board concluded that Invesco Aim's and the
result of market movements and the           Affiliated Sub-Advisers' soft dollar
increase in voluntary fee waivers for        arrangements are appropriate. The Board
affiliated money market funds have reduced   also concluded that, based on their review
the profitability of Invesco Aim and its     and representations made by the Chief
affiliates. The Board concluded that the     Compliance Officer of Invesco Aim, these
Fund's fees are fair and reasonable, and     arrangements are consistent with
that the level of profits realized by        regulatory requirements.
Invesco Aim and its affiliates from
providing services to the Fund is not           The Board considered the fact that the
excessive in light of the nature, quality    Fund's uninvested cash and cash collateral
and extent of the services provided. The     from any securities lending arrangements
Board considered whether Invesco Aim is      may be invested in money market
financially sound and has


20 AIM MID CAP BASIC VALUE FUND

Supplement to Semiannual Report dated 6/30/09

AIM MID CAP BASIC VALUE FUND
                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
                                             For periods ended 6/30/09                    not indicative of future results. More
The following information has been                                                        recent returns may be more or less than
prepared to provide Institutional Class      Inception                            1.98%   those shown. All returns assume
shareholders with a performance overview      5 Years                            -1.18    reinvestment of distributions at NAV.
specific to their holdings. Institutional     1 Year                            -15.78    Investment return and principal value will
Class shares are offered exclusively to       6 Months*                          34.82    fluctuate so your shares, when redeemed,
institutional investors, including defined                                                may be worth more or less than their
contribution plans that meet certain         *  Cumulative total return that has not      original cost. See full report for
criteria.                                       been annualized                           information on comparative benchmarks.
                                             ==========================================   Please consult your Fund prospectus for
                                                                                          more information. For the most current
                                             Institutional Class shares' inception date   month-end performance, please call 800 451
                                             is April 30, 2004. Returns since that date   4246 or visit invescoaim.com.
                                             are historical returns. All other returns
                                             are blended returns of historical            (1) Total annual operating expenses less
                                             Institutional Class share performance and       any contractual fee waivers and/or
                                             restated Class A share performance (for         expense reimbursements by the advisor
                                             periods prior to the inception date of          in effect through at least June 30,
                                             Institutional Class shares) at net asset        2010. See current prospectus for more
                                             value (NAV) and reflect the Rule 12b-1          information.
                                             fees applicable to Class A shares. Class A
                                             shares' inception date is December 31,
                                             2001.

                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

                                                The net annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.91%(1). The total annual Fund
                                             operating expense ratio set forth in the
                                             most recent Fund prospectus as of the date
                                             of this supplement for Institutional Class
                                             shares was 0.92%. The expense ratios
                                             presented above may vary from the expense
                                             ratios presented in other sections of the
                                             actual report that are based on expenses
                                             incurred during the period covered by the
                                             report.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced
or shown to the public, nor used in written form as sales literature for public use.                    [INVESCO AIM LOGO]
                                                                                                        -- SERVICE MARK --
invescoaim.com   MCBV-INS-2   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------
                                                                            HYPOTHETICAL
                                                                      (5% ANNUAL RETURN BEFORE
                                                   ACTUAL                     EXPENSES)
                                         ------------------------------------------------------
                            BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                          ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
          CLASS             (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------
      Institutional         $1,000.00      $1,348.20       $6.00       $1,019.69       $5.16        1.03%
-----------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM MID CAP BASIC VALUE FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================
GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

o  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of     o  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                        be sent via email as soon as they're available.

o  ECONOMICAL. Help reduce your fund's printing and delivery        o  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.          with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise.
If you do not want the mailing of these documents to be combined with those for other members of your household, please contact
Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and 002-27334.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after October 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim;
they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors.
Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds
represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.               [INVESCO AIM LOGO]
                                                                                                               -- SERVICE MARK --
   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                    invescoaim.com   MCBV-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]             AIM SELECT EQUITY FUND
-- SERVICE MARK --             Semiannual Report to Shareholders o June 30, 2009

                               [MOUNTAIN GRAPHIC]

 2   Fund Performance
 3   Letters to Shareholders
 4   Schedule of Investments
 7   Financial Statements
 9   Notes to Financial Statements
15   Financial Highlights
16   Fund Expenses
17   Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================   ==========================================
PERFORMANCE SUMMARY                                                                       AVERAGE ANNUAL TOTAL RETURNS
FUND VS. INDEXES                                                                          As of 6/30/09, including maximum
                                                                                          applicable sales charges
Cumulative total returns, 12/31/08 to 6/30/09, at net asset value (NAV). Performance
shown does not include applicable contingent deferred sales charges (CDSC) or front-end   CLASS A SHARES
sales charges, which would have reduced performance.                                      Inception (12/4/67)                  6.79%
                                                                                          10 Years                            -4.04
Class A Shares                                                                    1.70%    5 Years                            -5.63
Class B Shares                                                                    1.34     1 Year                            -32.44
Class C Shares                                                                    1.43
Class Y Shares                                                                    1.94    CLASS B SHARES
S&P 500 Index(Triangle) (Broad Market Index)                                      3.19    Inception (9/1/93)                   3.42%
Russell 3000 Index(Triangle) (Style-Specific Index)                               4.20    10 Years                            -4.07
Lipper Multi-Cap Core Funds Index(Triangle) (Peer Group Index)                    9.20     5 Years                            -5.66
                                                                                           1 Year                            -32.58
(Triangle) Lipper Inc.
                                                                                          CLASS C SHARES
The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index       Inception (8/4/97)                  -0.95%
covering all major areas of the U.S. economy. It is not the 500 largest companies, but    10 Years                            -4.22
rather the most widely held 500 companies chosen with respect to market size,              5 Years                            -5.27
liquidity, and their industry.                                                             1 Year                            -29.74

   The RUSSELL 3000--REGISTERED TRADEMARK-- INDEX measures the performance of the 3,000   CLASS Y SHARES
largest U.S. companies based on total market capitalization, which represents             10 Years                            -3.47%
approximately 98% of the investable U.S. equity market. The Russell 3000 Index is a        5 Years                            -4.52
trademark/service mark of the Frank Russell Company. Russell--REGISTERED TRADEMARK-- is    1 Year                            -28.34
a trademark of the Frank Russell Company.                                                 ==========================================

   The LIPPER MULTI-CAP CORE FUNDS INDEX is an equally weighted representation of the     REFLECTS THE APPLICABLE CONTINGENT
largest funds in the Lipper Multi-Cap Core Funds category. These funds typically have     DEFERRED SALES CHARGE (CDSC) FOR THE
an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share   PERIOD INVOLVED. THE CDSC ON CLASS B
growth value, compared to the S&P Composite 1500 Index.                                   SHARES DECLINES FROM 5% BEGINNING AT THE
                                                                                          TIME OF PURCHASE TO 0% AT THE BEGINNING OF
   The Fund is not managed to track the performance of any particular index, including    THE SEVENTH YEAR. THE CDSC ON CLASS C
the indexes defined here, and consequently, the performance of the Fund may deviate       SHARES IS 1% FOR THE FIRST YEAR AFTER
significantly from the performance of the indexes.                                        PURCHASE. CLASS Y SHARES DO NOT HAVE A
                                                                                          FRONT-END SALES CHARGE OR A CDSC;
   A direct investment cannot be made in an index. Unless otherwise indicated, index      THEREFORE, PERFORMANCE IS AT NET ASSET
results include reinvested dividends, and they do not reflect sales charges.              VALUE.
Performance of the peer group reflects fund expenses; performance of a market index
does not.                                                                                    THE PERFORMANCE OF THE FUND'S SHARE
=======================================================================================   CLASSES WILL DIFFER PRIMARILY DUE TO
                                                                                          DIFFERENT SALES CHARGE STRUCTURES AND
CLASS Y SHARES' INCEPTION DATE IS OCTOBER    EFFECT OF THE MAXIMUM SALES CHARGE UNLESS    CLASS EXPENSES.
3, 2008; RETURNS SINCE THAT DATE ARE         OTHERWISE STATED. PERFORMANCE FIGURES DO
ACTUAL RETURNS. ALL OTHER RETURNS ARE        NOT REFLECT DEDUCTION OF TAXES A
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      SHAREHOLDER WOULD PAY ON FUND
PERFORMANCE AND RESTATED CLASS A SHARE       DISTRIBUTIONS OR SALE OF FUND SHARES.
PERFORMANCE (FOR PERIODS PRIOR TO THE        INVESTMENT RETURN AND PRINCIPAL VALUE WILL
INCEPTION DATE OF CLASS Y SHARES) AT NET     FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR
ASSET VALUE. THE RESTATED CLASS A SHARE      LOSS WHEN YOU SELL SHARES.
PERFORMANCE REFLECTS THE RULE 12B-1 FEES
APPLICABLE TO CLASS A SHARES AS WELL AS         THE TOTAL ANNUAL FUND OPERATING EXPENSE
ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS    RATIO SET FORTH IN THE MOST RECENT FUND
RECEIVED BY CLASS A SHARES. CLASS A          PROSPECTUS AS OF THE DATE OF THIS REPORT
SHARES' INCEPTION DATE IS DECEMBER 4,        FOR CLASS A, CLASS B, CLASS C AND CLASS Y
1967.                                        SHARES WAS 1.52%, 2.27%, 2.27% AND 1.27%,
                                             RESPECTIVELY. THE EXPENSE RATIOS PRESENTED
   THE PERFORMANCE DATA QUOTED REPRESENT     ABOVE MAY VARY FROM THE EXPENSE RATIOS
PAST PERFORMANCE AND CANNOT GUARANTEE        PRESENTED IN OTHER SECTIONS OF THIS REPORT
COMPARABLE FUTURE RESULTS; CURRENT           THAT ARE BASED ON EXPENSES INCURRED DURING
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   THE PERIOD COVERED BY THIS REPORT.
VISIT INVESCOAIM.COM FOR THE MOST RECENT
MONTH-END PERFORMANCE. PERFORMANCE FIGURES      CLASS A SHARE PERFORMANCE REFLECTS THE
REFLECT REINVESTED DISTRIBUTIONS, CHANGES    MAXIMUM 5.50% SALES CHARGE, AND CLASS B
IN NET ASSET VALUE AND THE                   AND CLASS C SHARE PERFORMANCE



2 AIM SELECT EQUITY FUND

                    Dear Fellow Shareholders:

                    In these times of market uncertainty, wise investors stay focused on long-term goals and maintain an appropriately diversified investment program. We believe the route to financial success is more like a marathon
  [CROCKETT         than a sprint.
    PHOTO]
                       Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance performance in ways that put your interests first.

                       A busy 2009 proxy season, during which Invesco Aim Advisors, Inc.'s proxy committee votes shares held by the
 Bruce Crockett     Funds on your behalf, is nearly over. This year, after careful case-by-case analysis, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence, say-on-pay initiatives and stock option re-pricing in light of the market's decline.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com under "Products & Performance/Investment
Advisory Agreement Renewals."

   You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

                    Dear Shareholders:

                    The past year and a half has been unsettling for most of us. Market indexes declined sharply in 2008 before tentatively rebounding in the first half of 2009. While some "market experts" suggest we may be seeing the first
     [TAYLOR        signs of economic recovery, others remind us that much uncertainty remains.
      PHOTO]
                       Recent history should have reminded all of us that investor sentiment can be fickle. This is why we believe investors should work with their financial advisors to devise a goals-based financial strategy -- a long-term plan with a reasonable prospect of achieving predetermined financial goals in line with individual risk
  Philip Taylor     tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

                       None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance -- a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at 800 959
4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my market updates -- as well as other market and fund commentaries by Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us.

Sincerely,


/S/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


3 AIM SELECT EQUITY FUND

SCHEDULE OF INVESTMENTS(a)

June 30, 2009
(Unaudited)




                                                       SHARES         VALUE
------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-98.97%

AEROSPACE & DEFENSE-1.41%

United Technologies Corp.                               52,800    $  2,743,488
==============================================================================


AGRICULTURAL PRODUCTS-1.47%

Archer-Daniels-Midland Co.                             107,000       2,864,390
==============================================================================


APPAREL RETAIL-6.86%

Aeropostale, Inc.(b)                                   112,200       3,845,094
------------------------------------------------------------------------------
Chico's FAS, Inc.(b)                                     7,900          76,867
------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. (The)(b)           56,100       1,482,723
------------------------------------------------------------------------------
Foot Locker, Inc.                                      295,700       3,095,979
------------------------------------------------------------------------------
Gap, Inc. (The)                                        190,500       3,124,200
------------------------------------------------------------------------------
Ross Stores, Inc.                                       45,500       1,756,300
==============================================================================
                                                                    13,381,163
==============================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-0.88%

Jones Apparel Group, Inc.                              160,500       1,722,165
==============================================================================


APPLICATION SOFTWARE-0.14%

Net 1 UEPS Technologies, Inc.(b)                         8,200         111,438
------------------------------------------------------------------------------
TIBCO Software Inc.(b)                                  22,600         162,042
==============================================================================
                                                                       273,480
==============================================================================


BIOTECHNOLOGY-4.05%

Amgen Inc.(b)                                           81,600       4,319,904
------------------------------------------------------------------------------
Biogen Idec Inc.(b)                                     73,800       3,332,070
------------------------------------------------------------------------------
Facet Biotech Corp.(b)                                  17,200         159,788
------------------------------------------------------------------------------
PDL BioPharma Inc.                                      11,400          90,060
==============================================================================
                                                                     7,901,822
==============================================================================


COMMUNICATIONS EQUIPMENT-1.61%

3Com Corp.(b)                                          246,900       1,162,899
------------------------------------------------------------------------------
Avocent Corp.(b)                                         5,100          71,196
------------------------------------------------------------------------------
F5 Networks, Inc.(b)                                    28,100         971,979
------------------------------------------------------------------------------
InterDigital, Inc.(b)                                   38,200         933,608
==============================================================================
                                                                     3,139,682
==============================================================================


COMPUTER & ELECTRONICS RETAIL-1.14%

RadioShack Corp.                                       158,700       2,215,452
==============================================================================


COMPUTER HARDWARE-6.76%

Apple Inc.(b)                                           46,000       6,551,780
------------------------------------------------------------------------------
Hewlett-Packard Co.                                      2,100          81,165
------------------------------------------------------------------------------
International Business Machines Corp.                   62,700       6,547,134
==============================================================================
                                                                    13,180,079
==============================================================================


COMPUTER STORAGE & PERIPHERALS-1.58%

QLogic Corp.(b)                                        242,700       3,077,436
==============================================================================


                                                       SHARES         VALUE
------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING-0.04%

Dycom Industries, Inc.(b)                                6,800    $     75,276
==============================================================================


CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS-0.37%

Navistar International Corp.(b)                         16,500         719,400
==============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-0.17%

Broadridge Financial Solutions Inc.                     19,600         324,968
==============================================================================


DEPARTMENT STORES-0.23%

Sears Holdings Corp.(b)                                  6,800         452,336
==============================================================================


EDUCATION SERVICES-3.78%

Apollo Group, Inc.-Class A(b)                           53,000       3,769,360
------------------------------------------------------------------------------
Career Education Corp.(b)                               38,100         948,309
------------------------------------------------------------------------------
Corinthian Colleges, Inc.(b)                            32,700         553,611
------------------------------------------------------------------------------
ITT Educational Services, Inc.(b)                       20,900       2,103,794
==============================================================================
                                                                     7,375,074
==============================================================================


GENERAL MERCHANDISE STORES-1.77%

Big Lots, Inc.(b)                                      138,800       2,918,964
------------------------------------------------------------------------------
Family Dollar Stores, Inc.                              19,000         537,700
==============================================================================
                                                                     3,456,664
==============================================================================


HEALTH CARE EQUIPMENT-0.35%

Boston Scientific Corp.(b)                              68,300         692,562
==============================================================================


HEALTH CARE SERVICES-0.70%

Omnicare, Inc.                                          52,800       1,360,128
==============================================================================


HOMEBUILDING-3.44%

D.R. Horton, Inc.                                      318,000       2,976,480
------------------------------------------------------------------------------
KB Home                                                193,000       2,640,240
------------------------------------------------------------------------------
M.D.C. Holdings, Inc.                                    4,500         135,495
------------------------------------------------------------------------------
NVR, Inc.(b)                                               480         241,147
------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                42,300         708,948
==============================================================================
                                                                     6,702,310
==============================================================================


HOMEFURNISHING RETAIL-1.04%

Rent-A-Center, Inc.(b)                                 113,400       2,021,922
==============================================================================


HOUSEHOLD PRODUCTS-1.77%

Procter & Gamble Co. (The)                              67,400       3,444,140
==============================================================================


HYPERMARKETS & SUPER CENTERS-2.04%

Wal-Mart Stores, Inc.                                   82,200       3,981,768
==============================================================================


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-1.84%

Mirant Corp.(b)                                        227,500       3,580,850
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM SELECT EQUITY FUND

                                                       SHARES         VALUE
------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-4.66%

3M Co.                                                  54,200    $  3,257,420
------------------------------------------------------------------------------
General Electric Co.                                   498,200       5,838,904
==============================================================================
                                                                     9,096,324
==============================================================================


INDUSTRIAL MACHINERY-0.39%

Chart Industries, Inc.(b)                               28,600         519,948
------------------------------------------------------------------------------
John Bean Technologies Corp.                            19,400         242,888
==============================================================================
                                                                       762,836
==============================================================================


INTEGRATED OIL & GAS-10.89%

Chevron Corp.                                           51,700       3,425,125
------------------------------------------------------------------------------
ConocoPhillips                                          60,300       2,536,218
------------------------------------------------------------------------------
Exxon Mobil Corp.                                      149,000      10,416,590
------------------------------------------------------------------------------
Occidental Petroleum Corp.                              73,900       4,863,359
==============================================================================
                                                                    21,241,292
==============================================================================


INTEGRATED TELECOMMUNICATION SERVICES-5.71%

AT&T Inc.                                              238,400       5,921,856
------------------------------------------------------------------------------
Verizon Communications Inc.                            169,300       5,202,589
==============================================================================
                                                                    11,124,445
==============================================================================


INTERNET RETAIL-0.37%

Netflix Inc.(b)                                         17,600         727,584
==============================================================================


INTERNET SOFTWARE & SERVICES-3.50%

eBay Inc.(b)                                           244,800       4,193,424
------------------------------------------------------------------------------
Sohu.com Inc.(b)                                        35,700       2,243,031
------------------------------------------------------------------------------
ValueClick, Inc.(b)                                     37,700         396,604
==============================================================================
                                                                     6,833,059
==============================================================================


IT CONSULTING & OTHER SERVICES-0.24%

Acxiom Corp.(b)                                         52,800         466,224
==============================================================================


LIFE & HEALTH INSURANCE-1.90%

Aflac, Inc.                                            119,000       3,699,710
==============================================================================


MANAGED HEALTH CARE-1.91%

UnitedHealth Group Inc.                                149,300       3,729,514
==============================================================================


MORTGAGE REIT'S-0.29%

Anworth Mortgage Asset Corp.                            77,300         557,333
==============================================================================


OIL & GAS REFINING & MARKETING-0.38%

Tesoro Corp.                                            58,100         739,613
==============================================================================


PHARMACEUTICALS-9.45%

Bristol-Myers Squibb Co.                                49,200         999,252
------------------------------------------------------------------------------
Eli Lilly and Co.                                      108,500       3,758,440
------------------------------------------------------------------------------
Forest Laboratories, Inc.(b)                            76,900       1,930,959
------------------------------------------------------------------------------
Johnson & Johnson                                       10,500         596,400
------------------------------------------------------------------------------
Merck & Co., Inc.                                       43,400       1,213,464
------------------------------------------------------------------------------
Pfizer Inc.                                            135,400       2,031,000
------------------------------------------------------------------------------
Schering-Plough Corp.                                   32,700         821,424
------------------------------------------------------------------------------
Sepracor Inc.(b)                                       154,700       2,679,404
------------------------------------------------------------------------------
Valeant Pharmaceuticals International(b)               123,800       3,184,136
------------------------------------------------------------------------------
Wyeth                                                   26,700       1,211,913
==============================================================================
                                                                    18,426,392
==============================================================================


PROPERTY & CASUALTY INSURANCE-4.40%

Allstate Corp. (The)                                    10,200         248,880
------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd. (Bermuda)                119,800       2,676,332
------------------------------------------------------------------------------
Axis Capital Holdings Ltd.                              18,400         481,712
------------------------------------------------------------------------------
Chubb Corp. (The)                                       35,700       1,423,716
------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                              67,800       2,782,512
------------------------------------------------------------------------------
XL Capital Ltd.-Class A                                 85,000         974,100
==============================================================================
                                                                     8,587,252
==============================================================================


PUBLISHING-0.11%

Gannett Co., Inc.                                       62,000         221,340
==============================================================================


REINSURANCE-0.18%

RenaissanceRe Holdings Ltd.                              7,400         344,396
==============================================================================


SEMICONDUCTORS-0.34%

Cypress Semiconductor Corp.(b)                          71,800         660,560
==============================================================================


SOFT DRINKS-1.52%

Dr. Pepper Snapple Group, Inc.(b)                       18,700         396,253
------------------------------------------------------------------------------
Hansen Natural Corp.(b)                                 83,400       2,570,388
==============================================================================
                                                                     2,966,641
==============================================================================


SPECIALIZED REIT'S-1.41%

Public Storage                                          41,900       2,743,612
==============================================================================


SPECIALTY STORES-0.10%

Office Depot, Inc.(b)                                   40,700         185,592
==============================================================================


SYSTEMS SOFTWARE-5.91%

Microsoft Corp.                                        328,700       7,813,199
------------------------------------------------------------------------------
Symantec Corp.(b)                                      238,700       3,714,172
==============================================================================
                                                                    11,527,371
==============================================================================


TRUCKING-0.27%

Dollar Thrifty Automotive Group, Inc.(b)                37,900         528,705
==============================================================================


WIRELESS TELECOMMUNICATION SERVICES-1.60%

Sprint Nextel Corp.(b)                                 648,300       3,118,323
==============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $202,475,900)                                         192,974,673
==============================================================================


                                                     PRINCIPAL
                                                       AMOUNT

U.S. TREASURY BILLS-0.40%

0.18%, 09/17/09(c)(d) (Cost $774,698)                 $775,000         774,720
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM SELECT EQUITY FUND

                                                       SHARES         VALUE
------------------------------------------------------------------------------

MONEY MARKET FUNDS-0.81%

Liquid Assets Portfolio-Institutional Class(e)         789,215    $    789,215
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)               789,215         789,215
==============================================================================
     Total Money Market Funds (Cost $1,578,430)                      1,578,430
==============================================================================
TOTAL INVESTMENTS-100.18% (Cost $204,829,028)                      195,327,823
==============================================================================
OTHER ASSETS LESS LIABILITIES-(0.18)%                                 (345,447)
==============================================================================
NET ASSETS-100.00%                                                $194,982,376
______________________________________________________________________________
==============================================================================




Investment Abbreviations:

REIT  - Real Estate Investment Trust


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 4.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2009



-------------------------------------------------------------------------
Information Technology                                               20.3%
-------------------------------------------------------------------------
Consumer Discretionary                                               19.7
-------------------------------------------------------------------------
Health Care                                                          16.5
-------------------------------------------------------------------------
Energy                                                               11.3
-------------------------------------------------------------------------
Financials                                                            8.2
-------------------------------------------------------------------------
Telecommunication Services                                            7.3
-------------------------------------------------------------------------
Industrials                                                           7.1
-------------------------------------------------------------------------
Consumer Staples                                                      6.8
-------------------------------------------------------------------------
Utilities                                                             1.8
-------------------------------------------------------------------------
U.S. Treasury Bills, Money Market Funds Plus Other Assets Less
  Liabilities                                                         1.0
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM SELECT EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $203,250,598)                           $ 193,749,393
---------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost         1,578,430
=================================================================================
     Total investments, at value (Cost $204,829,028)                  195,327,823
=================================================================================
Receivables for:
  Fund shares sold                                                         68,862
---------------------------------------------------------------------------------
  Dividends                                                               116,476
---------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans          76,394
---------------------------------------------------------------------------------
Other assets                                                               30,630
=================================================================================
     Total assets                                                     195,620,185
_________________________________________________________________________________
=================================================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                                                  187,075
---------------------------------------------------------------------------------
  Variation margin                                                         12,255
---------------------------------------------------------------------------------
  Accrued fees to affiliates                                              187,927
---------------------------------------------------------------------------------
  Accrued other operating expenses                                        102,406
---------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                        148,146
=================================================================================
     Total liabilities                                                    637,809
=================================================================================
Net assets applicable to shares outstanding                         $ 194,982,376
_________________________________________________________________________________
=================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $ 328,527,977
---------------------------------------------------------------------------------
Undistributed net investment income                                       986,872
---------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (124,964,096)
---------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                                 (9,568,377)
=================================================================================
                                                                    $ 194,982,376
_________________________________________________________________________________
=================================================================================



NET ASSETS:

Class A                                                             $ 163,444,990
_________________________________________________________________________________
=================================================================================
Class B                                                             $  18,458,489
_________________________________________________________________________________
=================================================================================
Class C                                                             $  11,730,876
_________________________________________________________________________________
=================================================================================
Class Y                                                             $   1,348,021
_________________________________________________________________________________
=================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                                12,458,083
_________________________________________________________________________________
=================================================================================
Class B                                                                 1,627,480
_________________________________________________________________________________
=================================================================================
Class C                                                                 1,036,403
_________________________________________________________________________________
=================================================================================
Class Y                                                                   102,544
_________________________________________________________________________________
=================================================================================
Class A:
  Net asset value per share                                         $       13.12
---------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $13.12 divided by 94.50%)                  $       13.88
_________________________________________________________________________________
=================================================================================
Class B:
  Net asset value and offering price per share                      $       11.34
_________________________________________________________________________________
=================================================================================
Class C:
  Net asset value and offering price per share                      $       11.32
_________________________________________________________________________________
=================================================================================
Class Y:
  Net asset value and offering price per share                      $       13.15
_________________________________________________________________________________
=================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM SELECT EQUITY FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends                                                                           $  2,039,933
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                               8,672
================================================================================================
     Total investment income                                                           2,048,605
================================================================================================


EXPENSES:

Advisory fees                                                                            683,967
------------------------------------------------------------------------------------------------
Administrative services fees                                                              24,795
------------------------------------------------------------------------------------------------
Custodian fees                                                                             5,913
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                181,904
------------------------------------------------------------------------------------------------
  Class B                                                                                 96,146
------------------------------------------------------------------------------------------------
  Class C                                                                                 56,372
------------------------------------------------------------------------------------------------
Transfer agent fees                                                                      495,737
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 13,236
------------------------------------------------------------------------------------------------
Other                                                                                    106,762
================================================================================================
     Total expenses                                                                    1,664,832
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                  (4,544)
================================================================================================
     Net expenses                                                                      1,660,288
================================================================================================
Net investment income                                                                    388,317
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                              (40,223,886)
------------------------------------------------------------------------------------------------
  Futures contracts                                                                      416,800
================================================================================================
                                                                                     (39,807,086)
================================================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                                               41,727,590
------------------------------------------------------------------------------------------------
  Futures contracts                                                                     (118,067)
================================================================================================
                                                                                      41,609,523
================================================================================================
Net realized and unrealized gain                                                       1,802,437
================================================================================================
Net increase in net assets resulting from operations                                $  2,190,754
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM SELECT EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                            JUNE 30,       DECEMBER 31,
                                                                              2009             2008
-------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                   $    388,317    $     753,448
-------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                 (39,807,086)     (70,223,285)
-------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      41,609,523      (65,167,773)
=======================================================================================================
     Net increase (decrease) in net assets resulting from operations         2,190,754     (134,637,610)
=======================================================================================================
Share transactions-net:
  Class A                                                                    8,597,330      (17,437,958)
-------------------------------------------------------------------------------------------------------
  Class B                                                                   (4,548,609)     (42,884,430)
-------------------------------------------------------------------------------------------------------
  Class C                                                                     (823,497)      (5,709,230)
-------------------------------------------------------------------------------------------------------
  Class Y                                                                      348,657        1,291,209
=======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                          3,573,881      (64,740,409)
=======================================================================================================
     Net increase (decrease) in net assets                                   5,764,635     (199,378,019)
=======================================================================================================


NET ASSETS:

  Beginning of period                                                      189,217,741      388,595,760
=======================================================================================================
  End of period (includes undistributed net investment income of
     $986,872 and $598,555, respectively)                                 $194,982,376    $ 189,217,741
_______________________________________________________________________________________________________
=======================================================================================================




NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Select Equity Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's investment objective is long-term growth of capital.

  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity

9        AIM SELECT EQUITY FUND
      are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events or transactions that may occur or

10        AIM SELECT EQUITY FUND
      become known after the period end date and before the date the financial statements are available for issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period end date for all other periods.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FUTURES CONTRACTS -- The Fund may enter into futures contracts to manage exposure to interest rate and equity price movements and currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying instrument for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

J. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $150 million                                           0.80%
-------------------------------------------------------------------
Over $150 million                                            0.625%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Effective July 1, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 2.00%, 2.75%, 2.75% and 1.75% of average daily net assets, respectively, through at least June 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $1,452.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $542.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.


11        AIM SELECT EQUITY FUND

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2009, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C and Class Y shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2009, IADI advised the Fund that IADI retained $12,582 in front-end sales commissions from the sale of Class A shares and $0, $15,293 and $250 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                      LEVEL 1        LEVEL 2     LEVEL 3         TOTAL
-------------------------------------------------------------------------------------------------------------------------
Equity Securities                                                  $194,553,103     $     --       $--       $194,553,103
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities                                                     --      774,720        --            774,720
=========================================================================================================================
                                                                                                             $195,327,823
=========================================================================================================================
Other Investments*                                                      (67,172)          --        --            (67,172)
=========================================================================================================================
  Total Investments                                                $194,485,931     $774,720       $--       $195,260,651
_________________________________________________________________________________________________________________________
=========================================================================================================================



* Other Investments includes futures which are included at unrealized appreciation (depreciation).

NOTE 4--DERIVATIVE INVESTMENTS

Effective with the beginning of the Fund's fiscal year, the Fund has adopted the provisions of FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The adoption of this provision has no impact on the results of operations reported in the financial statements.


12        AIM SELECT EQUITY FUND

VALUE OF DERIVATIVE INSTRUMENTS AT PERIOD-END

The Table below summarizes the value of the Fund's derivative instruments, detailed by primary risk exposure, held as of June 30, 2009:

                                                                                       VALUE
                                                                              ----------------------
RISK EXPOSURE/ DERIVATIVE TYPE                                                ASSETS     LIABILITIES
----------------------------------------------------------------------------------------------------
Index risk
  Futures contracts(a)                                                          $--        $(67,172)
____________________________________________________________________________________________________
====================================================================================================



(a) Includes cumulative appreciation (depreciation) of futures contracts. Only current day's variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS FOR THE SIX MONTHS ENDED JUNE 30, 2009

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

                                                                            LOCATION OF GAIN (LOSS) ON
                                                                              STATEMENT OF OPERATIONS
                                                                            --------------------------
                                                                                     FUTURES*
------------------------------------------------------------------------------------------------------
Realized Gain (Loss)
  Index risk                                                                         $ 416,800
------------------------------------------------------------------------------------------------------
Change in Unrealized Appreciation (Depreciation)
  Index risk                                                                          (118,067)
======================================================================================================
Total                                                                                $ 298,733
______________________________________________________________________________________________________
======================================================================================================



* The average value outstanding of futures during the period was $1,883,093.

FUTURES CONTRACTS AT PERIOD-END

                                                  OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                       NUMBER OF            MONTH/                           APPRECIATION
CONTRACT                                               CONTRACTS          COMMITMENT            VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
S&P 500 E-Mini Futures                                     43        September-2009/Long     $1,968,325        $(67,172)
__________________________________________________________________________________________________________________________
==========================================================================================================================



NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $2,550.

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $1,656 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.


13        AIM SELECT EQUITY FUND

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $62,885,565 of capital loss carryforward in the fiscal year ending December 31, 2009.

  The Fund had a capital loss carryforward as of December 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2009                                                                  $ 6,596,274
-----------------------------------------------------------------------------------------------
December 31, 2010                                                                    7,313,689
-----------------------------------------------------------------------------------------------
December 31, 2011                                                                      210,540
-----------------------------------------------------------------------------------------------
December 31, 2016                                                                   51,601,637
===============================================================================================
Total capital loss carryforward                                                    $65,722,140
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of April 23, 2007, the date of the reorganization of AIM Opportunities II Fund and AIM Opportunities III Fund into the Fund are realized on securities held in each Fund at such date, the capital loss carryforward may be further limited for up to five years from the date of reorganization.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $92,511,702 and $87,363,364, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 15,311,057
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (29,618,512)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(14,307,455)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $209,635,278.


NOTE 10--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                    JUNE 30, 2009                 DECEMBER 31, 2008
                                                             ---------------------------     ---------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,912,720     $ 24,744,018        742,688     $ 11,278,181
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       137,745        1,494,931        238,218        3,322,954
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        66,613          722,521         81,147        1,224,729
------------------------------------------------------------------------------------------------------------------------
  Class Y(a)                                                    605,886        8,012,372         92,791        1,390,408
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       343,890        4,132,276      1,834,908       32,223,120
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (397,024)      (4,132,276)    (2,129,999)     (32,223,120)
========================================================================================================================
Reacquired:
  Class A(a)                                                 (1,625,942)     (20,278,964)    (3,684,529)     (60,939,259)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (183,494)      (1,911,264)      (903,657)     (13,984,264)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (148,631)      (1,546,018)      (456,913)      (6,933,959)
------------------------------------------------------------------------------------------------------------------------
  Class Y                                                      (588,445)      (7,663,715)        (7,688)         (99,199)
========================================================================================================================
     Net increase (decrease) in share activity                  123,318     $  3,573,881     (4,193,034)    $(64,740,409)
________________________________________________________________________________________________________________________
========================================================================================================================



(a) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A shares into Class Y shares of the Fund:

     CLASS                                                                        SHARES         AMOUNT
     ----------------------------------------------------------------------------------------------------
     Class Y                                                                      91,519      $ 1,372,782
     ----------------------------------------------------------------------------------------------------
     Class A                                                                     (91,519)      (1,372,782)
     ----------------------------------------------------------------------------------------------------





14        AIM SELECT EQUITY FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM   NET ASSET               NET ASSETS,
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT  VALUE, END    TOTAL     END OF PERIOD
                           OF PERIOD   (LOSS)(a)   UNREALIZED)   OPERATIONS   OF PERIOD  RETURN(b)  (000S OMITTED)
------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09    $12.89     $ 0.03        $ 0.20(d)    $ 0.23      $13.12        1.78%(d)  $163,445
Year ended 12/31/08           21.02       0.08         (8.21)       (8.13)      12.89      (38.68)      152,478
Year ended 12/31/07           21.10       0.04         (0.12)       (0.08)      21.02       (0.38)      271,828
Year ended 12/31/06           18.55       0.03          2.52         2.55       21.10       13.75       259,817
Year ended 12/31/05           17.65      (0.04)         0.94         0.90       18.55        5.10       259,946
Year ended 12/31/04           15.50      (0.06)(f)      2.21         2.15       17.65       13.87       292,681
------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09     11.19      (0.01)         0.16(d)      0.15       11.34        1.34(d)     18,458
Year ended 12/31/08           18.37      (0.05)        (7.13)       (7.18)      11.19      (39.08)       23,159
Year ended 12/31/07           18.58      (0.11)        (0.10)       (0.21)      18.37       (1.13)       89,372
Year ended 12/31/06           16.46      (0.11)         2.23         2.12       18.58       12.88        85,521
Year ended 12/31/05           15.78      (0.15)         0.83         0.68       16.46        4.31       106,097
Year ended 12/31/04           13.96      (0.17)(f)      1.99         1.82       15.78       13.04       148,300
------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09     11.16      (0.01)         0.17(d)      0.16       11.32        1.43(d)     11,731
Year ended 12/31/08           18.33      (0.05)        (7.12)       (7.17)      11.16      (39.12)       12,483
Year ended 12/31/07           18.55      (0.11)        (0.11)       (0.22)      18.33       (1.19)       27,396
Year ended 12/31/06           16.43      (0.11)         2.23         2.12       18.55       12.90        19,966
Year ended 12/31/05           15.75      (0.15)         0.83         0.68       16.43        4.32        22,860
Year ended 12/31/04           13.94      (0.17)(f)      1.98         1.81       15.75       12.98        29,710
------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09     12.90       0.05          0.20(d)      0.25       13.15        1.94(d)      1,348
Year ended 12/31/08(g)        15.00       0.01         (2.11)       (2.10)      12.90      (14.00)        1,098
__________________________________________________________________________________________________________________
==================================================================================================================

                               RATIO OF          RATIO OF
                               EXPENSES          EXPENSES
                              TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                              NET ASSETS      ASSETS WITHOUT    INVESTMENT
                           WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                            AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                               ABSORBED          ABSORBED       NET ASSETS   TURNOVER(c)
----------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09        1.75%(e)          1.75%(e)        0.57%(e)       49%
Year ended 12/31/08              1.52              1.52            0.44          158
Year ended 12/31/07              1.33              1.34            0.19          129
Year ended 12/31/06              1.40              1.41            0.14           72
Year ended 12/31/05              1.39              1.39           (0.21)          91
Year ended 12/31/04              1.38              1.40           (0.40)(f)       38
----------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09        2.50(e)           2.50(e)        (0.18)(e)       49
Year ended 12/31/08              2.27              2.27           (0.31)         158
Year ended 12/31/07              2.08              2.09           (0.56)         129
Year ended 12/31/06              2.15              2.16           (0.61)          72
Year ended 12/31/05              2.14              2.14           (0.96)          91
Year ended 12/31/04              2.13              2.15           (1.15)(f)       38
----------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09        2.50(e)           2.50(e)        (0.18)(e)       49
Year ended 12/31/08              2.27              2.27           (0.31)         158
Year ended 12/31/07              2.08              2.09           (0.56)         129
Year ended 12/31/06              2.15              2.16           (0.61)          72
Year ended 12/31/05              2.14              2.14           (0.96)          91
Year ended 12/31/04              2.13              2.15           (1.15)(f)       38
----------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09        1.50(e)           1.50(e)         0.82(e)        49
Year ended 12/31/08(g)           1.50(h)           1.50(h)         0.46(h)       158
________________________________________________________________________________________
========================================================================================



(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2007, the portfolio turnover calculation excludes the value of securities purchased of $116,070,354 and sold of $105,558,150 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM Opportunities II Fund and AIM Opportunities III Fund into the Fund.
(d) Includes litigation proceeds received during the period. Had the litigation proceeds not been received, net gains/(losses) on securities (both realized and unrealized) per share would have been $0.12, $0.08, $0.09 and $0.12 for Class A, Class B, Class C and Class Y shares, respectively and total returns would have been lower.
(e) Ratios are annualized and based on average daily net assets (000's omitted) of $146,729, $19,389, $11,368 and $1,197 for Class A, Class B, Class C and
     Class Y shares, respectively.
(f) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.08) and (0.51)%; $(0.19) and (1.26)% and $(0.19) and (1.26)% for Class
     A, Class B and Class C shares, respectively.
(g)  Commencement date of October 3, 2008.
(h)  Annualized.


15        AIM SELECT EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,017.00       $ 8.75      $1,016.12       $ 8.75       1.75%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,013.40        12.48       1,012.40        12.47       2.50
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,014.30        12.49       1,012.40        12.47       2.50
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,019.40         7.51       1,017.36         7.50       1.50
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


16        AIM SELECT EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM     formance, investment objective(s),           of the information provided to them,
Funds Group is required under the            policies, strategies and limitations of      including information provided at their
Investment Company Act of 1940 to approve    these funds.                                 meetings throughout the year as part of
annually the renewal of the AIM Select                                                    their ongoing oversight of the Fund, and
Equity Fund (the Fund) investment advisory      In addition to their meetings             did not identify any particular factor
agreement with Invesco Aim Advisors, Inc.    throughout the year, the Sub-Committees      that was controlling. Each Trustee may
(Invesco Aim) and the Master Intergroup      meet at designated contract renewal          have evaluated the information provided
Sub-Advisory Contract for Mutual Funds       meetings each year to conduct an in-depth    differently from another Trustee and
(the sub-advisory contracts) with Invesco    review of the performance, fees, expenses,   attributed different weight to the various
Asset Management Deutschland GmbH, Invesco   and other matters related to their           factors. The Trustees recognized that the
Asset Management Limited, Invesco Asset      assigned funds. During the contract          advisory arrangements and resulting
Management (Japan) Limited, Invesco          renewal process, the Trustees receive        advisory fees for the Fund and the other
Australia Limited, Invesco Global Asset      comparative performance and fee data         AIM Funds are the result of years of
Management (N.A.), Inc., Invesco Hong Kong   regarding the AIM Funds prepared by an       review and negotiation between the
Limited, Invesco Institutional (N.A.),       independent company, Lipper, Inc.            Trustees and Invesco Aim, that the
Inc., Invesco Senior Secured Management,     (Lipper), under the direction and            Trustees may focus to a greater extent on
Inc. and Invesco Trimark Ltd.                supervision of the Senior Officer who also   certain aspects of these arrangements in
(collectively, the Affiliated                prepares a separate analysis of this         some years than in others, and that the
Sub-Advisers). During contract renewal       information for the Trustees. Each           Trustees' deliberations and conclusions in
meetings held on June 16-17, 2009, the       Sub-Committee then makes recommendations     a particular year may be based in part on
Board as a whole, and the disinterested or   to the Investments Committee regarding the   their deliberations and conclusions
"independent" Trustees voting separately,    fees and expenses of their assigned funds.   regarding these same arrangements
approved the continuance of the Fund's       The Investments Committee considers each     throughout the year and in prior years.
investment advisory agreement and the        Sub-Committee's recommendations and makes
sub-advisory contracts for another year,     its own recommendations regarding the fees      The discussion below serves as a
effective July 1, 2009. In doing so, the     and expenses of the AIM Funds to the full    summary of the Senior Officer's
Board determined that the Fund's             Board. The Investments Committee also        independent written evaluation with
investment advisory agreement and the        considers each Sub-Committee's               respect to the Fund's investment advisory
sub-advisory contracts are in the best       recommendations in making its annual         agreement as well as a discussion of the
interests of the Fund and its shareholders   recommendation to the Board whether to       material factors and related conclusions
and that the compensation to Invesco Aim     approve the continuance of each AIM Fund's   that formed the basis for the Board's
and the Affiliated Sub-Advisers under the    investment advisory agreement and            approval of the Fund's investment advisory
Fund's investment advisory agreement and     sub-advisory contracts for another year.     agreement and sub-advisory contracts.
sub-advisory contracts is fair and                                                        Unless otherwise stated, information set
reasonable.                                     The independent Trustees met separately   forth below is as of June 17, 2009, and
                                             during their evaluation of the Fund's        does not reflect any changes that may have
THE BOARD'S FUND EVALUATION PROCESS          investment advisory agreement and            occurred since that date, including but
                                             sub-advisory contracts with independent      not limited to changes to the Fund's
The Board's Investments Committee has        legal counsel. The independent Trustees      performance, advisory fees, expense
established three Sub-Committees that are    were also assisted in their annual           limitations and/or fee waivers.
responsible for overseeing the management    evaluation of the Fund's investment
of a number of the series portfolios of      advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
the AIM Funds. This Sub-Committee            One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
structure permits the Trustees to focus on   is to manage the process by which the AIM
the performance of the AIM Funds that have   Funds' proposed management fees are             A. Nature, Extent and Quality of
been assigned to them. The Sub-Committees    negotiated during the annual contract              Services Provided by Invesco Aim
meet throughout the year to review the       renewal process to ensure that they are
performance of their assigned funds, and     negotiated in a manner that is at arms'      The Board reviewed the advisory services
the Sub-Committees review monthly and        length and reasonable. Accordingly, the      provided to the Fund by Invesco Aim under
quarterly comparative performance            Senior Officer must either supervise a       the Fund's investment advisory agreement,
information and periodic asset flow data     competitive bidding process or prepare an    the performance of Invesco Aim in
for their assigned funds. These materials    independent written evaluation. The Senior   providing these services, and the
are prepared under the direction and         Officer recommended that an independent      credentials and experience of the officers
supervision of the independent Senior        written evaluation be provided and, at the   and employees of Invesco Aim who provide
Officer, an officer of the AIM Funds who     direction of the Board, prepared an          these services. The Board's review of the
reports directly to the independent          independent written evaluation.              qualifications of Invesco Aim to provide
Trustees. Over the course of each year,                                                   these services included the Board's
the Sub-Committees meet with portfolio          During the annual contract renewal        consideration of Invesco Aim's portfolio
managers for their assigned funds and        process, the Board considered the factors    and product review process, various back
other members of management and review       discussed below in evaluating the fairness   office support functions provided by
with these individuals the per-              and reasonableness of the Fund's             Invesco Aim and its affiliates, and
                                             investment advisory agreement and            Invesco Aim's equity and fixed income
                                             sub-advisory contracts. The Board            trading operations. The Board concluded
                                             considered all                               that the nature, extent


17 AIM SELECT EQUITY FUND                                              continued

and quality of the advisory services         made by Invesco Institutional (N.A.), Inc.   median contractual advisory fee rate of
provided to the Fund by Invesco Aim are      (Invesco Institutional). The Board           funds in its expense group. The Board also
appropriate and that Invesco Aim currently   concluded that the sub-advisory contracts    reviewed the methodology used by Lipper in
is providing satisfactory advisory           benefit the Fund and its shareholders by     determining contractual fee rates, which
services in accordance with the terms of     permitting Invesco Aim to utilize the        includes using audited financial data from
the Fund's investment advisory agreement.    additional resources and talent of the       the most recent annual report of each fund
In addition, based on their ongoing          Affiliated Sub-Advisers in managing the      in the expense group that was publicly
meetings throughout the year with the        Fund.                                        available as of the end of the past
Fund's portfolio manager or managers, the                                                 calendar year. The Board noted that some
Board concluded that these individuals are      C. Fund Performance                       comparative data was at least one year old
competent and able to continue to carry                                                   and that other data did not reflect the
out their responsibilities under the         The Board considered fund performance as a   market downturn that occurred in the
Fund's investment advisory agreement.        relevant factor in considering whether to    fourth quarter of 2008.
                                             approve the investment advisory agreement
   In determining whether to continue the    as well as the sub-advisory contracts for       The Board also compared the Fund's
Fund's investment advisory agreement, the    the Fund, as Invesco Institutional           effective fee rate (the advisory fee after
Board considered the prior relationship      currently manages assets of the Fund.        any advisory fee waivers and before any
between Invesco Aim and the Fund, as well                                                 expense limitations/waivers) to the
as the Board's knowledge of Invesco Aim's       The Board compared the Fund's             advisory fee rates of other clients of
operations, and concluded that it is         performance during the past one, three and   Invesco Aim and its affiliates with
beneficial to maintain the current           five calendar years to the performance of    investment strategies comparable to those
relationship, in part, because of such       all funds in the Lipper performance          of the Fund, including two mutual funds
knowledge. The Board also considered the     universe that are not managed by Invesco     advised by Invesco Aim. The Board noted
steps that Invesco Aim and its affiliates    Aim or an Affiliated Sub-Adviser and         that the Fund's rate was above the
continue to take to improve the quality      against the Lipper Multi-Cap Core Funds      effective fee rates for both of the mutual
and efficiency of the services they          Index. The Board noted that the Fund's       funds, one being an asset allocation fund
provide to the AIM Funds in the areas of     performance was in the third quintile of     which is not charged any advisory fees by
investment performance, product line         its performance universe for the one year    Invesco Aim pursuant to that fund's
diversification, distribution, fund          period and the fourth quintile for the       advisory agreement.
operations, shareholder services and         three and five year periods (the first
compliance. The Board concluded that the     quintile being the best performing funds        The Board noted that Invesco Aim has
quality and efficiency of the services       and the fifth quintile being the worst       agreed to reduce the per account transfer
Invesco Aim and its affiliates provide to    performing funds). The Board noted that      agent fee for all the retail funds,
the AIM Funds in each of these areas         the Fund's performance was above the         including the Fund, effective July 1,
support the Board's approval of the          performance of the Index for the one year    2009. The Board also noted that Invesco
continuance of the Fund's investment         period and below the performance of the      Aim has contractually agreed to waive fees
advisory agreement.                          Index for the three and five year periods.   and/or limit expenses of the Fund through
                                             The Board also noted that Invesco Aim        at least June 30, 2010 in an amount
   B. Nature, Extent and Quality of          appointed an affiliated sub-adviser to       necessary to limit total annual operating
      Services Provided by Affiliated        manage the Fund's assets on May 1, 2008.     expenses to a specified percentage of
      Sub-Advisers                           Although the independent written             average daily net assets for each class of
                                             evaluation of the Fund's Senior Officer      the Fund. The Board noted that at the
The Board reviewed the services provided     only considered Fund performance through     current expense ratio for the Fund, this
by the Affiliated Sub-Advisers under the     the most recent calendar year, the Board     expense waiver does not have any impact.
sub-advisory contracts and the credentials   also reviewed more recent Fund performance
and experience of the officers and           and this review did not change their            The Board also considered the services
employees of the Affiliated Sub-Advisers     conclusions. The Board noted that, in        provided by the Affiliated Sub-Advisers
who provide these services. The Board        response to the Board's focus on fund        pursuant to the sub-advisory contracts and
concluded that the nature, extent and        performance, Invesco Aim has taken a         the services provided by Invesco Aim
quality of the services provided by the      number of actions intended to improve the    pursuant to the Fund's advisory agreement,
Affiliated Sub-Advisers are appropriate.     investment process for the funds.            as well as the allocation of fees between
The Board noted that the Affiliated                                                       Invesco Aim and the Affiliated
Sub-Advisers, which have offices and            D. Advisory and Sub-Advisory Fees and     Sub-Advisers pursuant to the sub-advisory
personnel that are geographically                  Fee Waivers                            contracts. The Board noted that the
dispersed in financial centers around the                                                 sub-advisory fees have no direct effect on
world, can provide research and other        The Board compared the Fund's contractual    the Fund or its shareholders, as they are
information and make recommendations on      advisory fee rate to the contractual         paid by Invesco Aim to the Affiliated
the markets and economies of various         advisory fee rates of funds in the Fund's    Sub-Advisers, and that Invesco Aim and the
countries and securities of companies        Lipper expense group that are not managed    Affiliated Sub-Advisers are affiliates.
located in such countries or on various      by Invesco Aim or an Affiliated
types of investments and investment          Sub-Adviser, at a common asset level. The       After taking account of the Fund's
techniques. The Board noted that             Board noted that the Fund's contractual      contractual advisory fee rate, the
investment decisions for the Fund are        advisory fee rate was below the              contractual sub-advisory fee rate, the
                                                                                          comparative advisory fee information


18 AIM SELECT EQUITY FUND                                              continued

discussed above and other relevant           the resources necessary to perform its       funds advised by Invesco Aim pursuant to
factors, the Board concluded that the        obligations under the Fund's investment      procedures approved by the Board. The
Fund's advisory and sub-advisory fees are    advisory agreement, and concluded that       Board noted that Invesco Aim will receive
fair and reasonable.                         Invesco Aim has the financial resources      advisory fees from these affiliated money
                                             necessary to fulfill these obligations.      market funds attributable to such
   E. Economies of Scale and Breakpoints     The Board also considered whether each       investments, although Invesco Aim has
                                             Affiliated Sub-Adviser is financially        contractually agreed to waive through at
The Board considered the extent to which     sound and has the resources necessary to     least June 30, 2010, the advisory fees
there are economies of scale in the          perform its obligations under the            payable by the Fund in an amount equal to
provision of advisory services to the        sub-advisory contracts, and concluded that   100% of the net advisory fee Invesco Aim
Fund. The Board also considered whether      each Affiliated Sub-Adviser has the          receives from the affiliated money market
the Fund benefits from such economies of     financial resources necessary to fulfill     funds with respect to the Fund's
scale through contractual breakpoints in     these obligations.                           investment in the affiliated money market
the Fund's advisory fee schedule. The                                                     funds of uninvested cash, but not cash
Board noted that the Fund's contractual         G. Collateral Benefits to Invesco Aim     collateral. The Board concluded that the
advisory fee schedule includes one                 and its Affiliates                     Fund's investment of uninvested cash and
breakpoint and that the level of the                                                      cash collateral from any securities
Fund's advisory fees, as a percentage of     The Board considered various other           lending arrangements in the affiliated
the Fund's net assets, has decreased as      benefits received by Invesco Aim and its     money market funds is in the best
net assets increased because of the          affiliates resulting from Invesco Aim's      interests of the Fund and its
breakpoints. Based on this information,      relationship with the Fund, including the    shareholders.
the Board concluded that the Fund's          fees received by Invesco Aim and its
advisory fees appropriately reflect          affiliates for their provision of
economies of scale at current asset          administrative, transfer agency and
levels. The Board also noted that the Fund   distribution services to the Fund. The
shares directly in economies of scale        Board considered the performance of
through lower fees charged by third party    Invesco Aim and its affiliates in
service providers based on the combined      providing these services and the
size of all of the AIM Funds and             organizational structure employed by
affiliates.                                  Invesco Aim and its affiliates to provide
                                             these services. The Board also considered
   F. Profitability and Financial            that these services are provided to the
      Resources                              Fund pursuant to written contracts that
                                             are reviewed and approved on an annual
The Board reviewed information from          basis by the Board. The Board concluded
Invesco Aim concerning the costs of the      that Invesco Aim and its affiliates are
advisory and other services that Invesco     providing these services in a satisfactory
Aim and its affiliates provide to the Fund   manner and in accordance with the terms of
and the profitability of Invesco Aim and     their contracts, and are qualified to
its affiliates in providing these            continue to provide these services to the
services. The Board also reviewed            Fund.
information concerning the financial
condition of Invesco Aim and its                The Board considered the benefits
affiliates. The Board reviewed with          realized by Invesco Aim and the Affiliated
Invesco Aim the methodology used to          Sub-Advisers as a result of portfolio
prepare the profitability information. The   brokerage transactions executed through
Board considered the overall profitability   "soft dollar" arrangements. The Board
of Invesco Ltd., the ultimate parent of      noted that soft dollar arrangements shift
Invesco Aim and the Affiliated               the payment obligation for research and
Sub-Advisers, and of Invesco Aim, as well    execution services from Invesco Aim and
as the profitability of Invesco Aim in       the Affiliated Sub-Advisers to the funds
connection with managing the Fund. The       and therefore may reduce Invesco Aim's and
Board noted that Invesco Aim continues to    the Affiliated Sub-Advisers' expenses. The
operate at a net profit, although the        Board concluded that Invesco Aim's and the
reduction of assets under management as a    Affiliated Sub-Advisers' soft dollar
result of market movements and the           arrangements are appropriate. The Board
increase in voluntary fee waivers for        also concluded that, based on their review
affiliated money market funds have reduced   and representations made by the Chief
the profitability of Invesco Aim and its     Compliance Officer of Invesco Aim, these
affiliates. The Board concluded that the     arrangements are consistent with
Fund's fees are fair and reasonable, and     regulatory requirements.
that the level of profits realized by
Invesco Aim and its affiliates from             The Board considered the fact that the
providing services to the Fund is not        Fund's uninvested cash and cash collateral
excessive in light of the nature, quality    from any securities lending arrangements
and extent of the services provided. The     may be invested in money market
Board considered whether Invesco Aim is
financially sound and has


19 AIM SELECT EQUITY FUND

[GO PAPERLESS
   GRAPHIC]

====================================================================================================================================
GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

o  ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of     o  EFFICIENT. Stop waiting for regular mail. Your documents will
   trees used to produce paper.                                        be sent via email as soon as they're available.

o  ECONOMICAL. Help reduce your fund's printing and delivery        o  EASY. Download, save and print files using your home computer
   expenses and put more capital back in your fund's returns.          with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.
====================================================================================================================================

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise.
If you do not want the mailing of these documents to be combined with those for other members of your household, please contact
Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and 002-27334.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website, sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after October 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim;
they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors.
Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.
                                                                                                             [INVESCO AIM LOGO]
   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,            --SERVICE MARK--
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                     invescoaim.com   SEQ-SAR-1   Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]             AIM SMALL CAP EQUITY FUND
-- SERVICE MARK --             Semiannual Report to Shareholders o June 30, 2009

                               [MOUNTAIN GRAPHIC]

 2   Fund Performance
 3   Letters to Shareholders
 4   Schedule of Investments
 8   Financial Statements
11   Notes to Financial Statements
17   Financial Highlights
18   Fund Expenses
19   Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco Aim.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

FUND PERFORMANCE

=======================================================================================   ==========================================
PERFORMANCE SUMMARY                                                                       AVERAGE ANNUAL TOTAL RETURNS
FUND VS. INDEXES                                                                          As of 6/30/09, including maximum
                                                                                          applicable sales charges
Cumulative total returns, 12/31/08 to 6/30/09, at net asset value (NAV). Performance
shown does not include applicable contingent deferred sales charges (CDSC) or front-end   CLASS A SHARES
sales charges, which would have reduced performance.                                      Inception (8/31/00)                  1.64%
                                                                                           5 Years                            -1.95
Class A Shares                                                                    3.54%    1 Year                            -29.44
Class B Shares                                                                    3.29    CLASS B SHARES
Class C Shares                                                                    3.29    Inception (8/31/00)                  1.64%
Class R Shares                                                                    3.48     5 Years                            -1.82
Class Y Shares                                                                    3.79     1 Year                            -29.49
S&P 500 Index(Triangle) (Broad Market Index)                                      3.19    CLASS C SHARES
Russell 2000 Index(Triangle) (Style-Specific Index)                               2.64    Inception (8/31/00)                  1.58%
Lipper Small-Cap Core Funds Index(Triangle) (Peer Group Index)                    8.23     5 Years                            -1.55
                                                                                           1 Year                            -26.57
(Triangle) Lipper Inc.                                                                    CLASS R SHARES
                                                                                          Inception                            2.08%
The S&P 500--REGISTERED TRADEMARK-- INDEX is a market capitalization-weighted index        5 Years                            -1.07
covering all major areas of the U.S. economy. It is not the 500 largest companies, but     1 Year                            -25.45
rather the most widely held 500 companies chosen with respect to market size, liquidity   CLASS Y SHARES
and their industry.                                                                       Inception                            2.32
                                                                                           5 Years                            -0.78
   The RUSSELL 2000--REGISTERED TRADEMARK-- INDEX measures the performance of the 2,000    1 Year                            -25.14
smallest companies in the Russell 3000--REGISTERED TRADEMARK-- Index, which represents    ==========================================
approximately 8% of the total market capitalization of the Russell 3000 Index. The
Russell 2000 Index and the Russell 3000 Index are trademarks/service marks of the Frank   RECENT FUND PROSPECTUS AS OF THE DATE OF
Russell Company. Russell--REGISTERED TRADEMARK-- is a trademark of the Frank Russell      THIS REPORT FOR CLASS A, CLASS B, CLASS C,
Company.                                                                                  CLASS R AND CLASS Y SHARES WAS 1.41%,
                                                                                          2.16%, 2.16%, 1.66% AND 1.16%,
   The LIPPER SMALL-CAP CORE FUNDS INDEX is an equally weighted representation of the     RESPECTIVELY. THE EXPENSE RATIOS PRESENTED
largest funds in the Lipper Small-Cap Core Funds category. These funds typically have     ABOVE MAY VARY FROM THE EXPENSE RATIOS
an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share   PRESENTED IN OTHER SECTIONS OF THIS REPORT
growth value, compared to the S&P SmallCap 600 Index.                                     THAT ARE BASED ON EXPENSES INCURRED DURING
                                                                                          THE PERIOD COVERED BY THIS REPORT.
   The Fund is not managed to track the performance of any particular index, including
the indexes defined here, and consequently, the performance of the Fund may deviate          CLASS A SHARE PERFORMANCE REFLECTS THE
significantly from the performance of the indexes.                                        MAXIMUM 5.50% SALES CHARGE, AND CLASS B
                                                                                          AND CLASS C SHARE PERFORMANCE REFLECTS THE
   A direct investment cannot be made in an index. Unless otherwise indicated, index      APPLICABLE CONTINGENT DEFERRED SALES
results include reinvested dividends, and they do not reflect sales charges.              CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
Performance of the peer group reflects fund expenses; performance of a market index       CDSC ON CLASS B SHARES DECLINES FROM 5%
does not.                                                                                 BEGINNING AT THE TIME OF PURCHASE TO 0% AT
=======================================================================================   THE BEGINNING OF THE SEVENTH YEAR. THE
                                                                                          CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
CLASS R SHARES' INCEPTION DATE IS JUNE 3,    AS ANY FEE WAIVERS OR EXPENSE                YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
2002. RETURNS SINCE THAT DATE ARE            REIMBURSEMENTS RECEIVED BY CLASS A SHARES.   HAVE A FRONT-END SALES CHARGE; RETURNS
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    CLASS A SHARES' INCEPTION DATE IS AUGUST     SHOWN ARE AT NET ASSET VALUE AND DO NOT
BLENDED RETURNS OF HISTORICAL CLASS R        31, 2000.                                    REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
SHARE PERFORMANCE AND RESTATED CLASS A                                                    ON A TOTAL REDEMPTION OF RETIREMENT PLAN
SHARE PERFORMANCE (FOR PERIODS PRIOR TO         THE PERFORMANCE DATA QUOTED REPRESENT     ASSETS WITHIN THE FIRST YEAR. CLASS Y
THE INCEPTION DATE OF CLASS R SHARES) AT     PAST PERFORMANCE AND CANNOT GUARANTEE        SHARES DO NOT HAVE A FRONT-END SALES
NET ASSET VALUE, ADJUSTED TO REFLECT THE     COMPARABLE FUTURE RESULTS; CURRENT           CHARGE OR A CDSC; THEREFORE, PERFORMANCE
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   IS AT NET ASSET VALUE.
R SHARES. CLASS A SHARES' INCEPTION DATE     VISIT INVESCOAIM.COM FOR THE MOST RECENT
IS AUGUST 31, 2000.                          MONTH-END PERFORMANCE. PERFORMANCE FIGURES      THE PERFORMANCE OF THE FUND'S SHARE
                                             REFLECT REINVESTED DISTRIBUTIONS, CHANGES    CLASSES WILL DIFFER PRIMARILY DUE TO
   CLASS Y SHARES' INCEPTION DATE IS         IN NET ASSET VALUE AND THE EFFECT OF THE     DIFFERENT SALES CHARGE STRUCTURES AND
OCTOBER 3, 2008; RETURNS SINCE THAT DATE     MAXIMUM SALES CHARGE UNLESS OTHERWISE        CLASS EXPENSES.
ARE ACTUAL RETURNS. ALL OTHER RETURNS ARE    STATED. PERFORMANCE FIGURES DO NOT REFLECT
BLENDED RETURNS OF ACTUAL CLASS Y SHARE      DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
PERFORMANCE AND RESTATED CLASS A SHARE       ON FUND DISTRIBUTIONS OR SALE OF FUND
PERFORMANCE (FOR PERIODS PRIOR TO THE        SHARES. INVESTMENT RETURN AND PRINCIPAL
INCEPTION DATE OF CLASS Y SHARES) AT NET     VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
ASSET VALUE. THE RESTATED CLASS A SHARE      A GAIN OR LOSS WHEN YOU SELL SHARES.
PERFORMANCE REFLECTS THE RULE 12B-1 FEES
APPLICABLE TO CLASS A SHARES AS WELL            THE TOTAL ANNUAL FUND OPERATING EXPENSE
                                             RATIO SET FORTH IN THE MOST


2 AIM SMALL CAP EQUITY FUND

                    Dear Fellow Shareholders:

                    In these times of market uncertainty, wise investors stay focused on long-term goals and maintain an
   [CROCKETT        appropriately diversified investment program. We believe the route to financial success is more like a marathon
     PHOTO]         than a sprint.

                       Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance performance in ways that put your interests first.

                       A busy 2009 proxy season, during which Invesco Aim Advisors, Inc.'s proxy committee votes shares held by the
  Bruce Crockett    Funds on your behalf, is nearly over. This year, after careful case-by-case analysis, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence, say-on-pay initiatives and stock option re-pricing in light of the market's decline.

   At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim
Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com under "Products & Performance/Investment
Advisory Agreement Renewals."

   You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

                    Dear Shareholders:

                    The past year and a half has been unsettling for most of us. Market indexes declined sharply in 2008 before tentatively rebounding in the first half of 2009. While some "market experts" suggest we may be seeing the first
     [TAYLOR        signs of economic recovery, others remind us that much uncertainty remains.
      PHOTO]
                       Recent history should have reminded all of us that investor sentiment can be fickle. This is why we believe investors should work with their financial advisors to devise a goals-based financial strategy -- a long-term
   Philip Taylor    plan with a reasonable prospect of achieving predetermined financial goals in line with individual risk tolerance. Such a strategy cannot guarantee a profit or protect against loss in a declining market, but it may help investors avoid emotion-driven, short-term investment mistakes.

                       None of us can control the markets, but we can control our own reaction to the unsettling volatility we're experiencing. Your financial advisor can work with you to create a specific, concrete investment plan consistent with your financial goals and risk tolerance -- a long-term plan guided by logic, not emotion.

   Invesco Aim has worked on behalf of investors in both bull markets and bear markets. We're focused on doing one thing well:
managing your money.

   If you have questions about this report or your account, please contact one of our client service representatives at 800 959
4246.

   I invite you to visit invescoaim.com, where you can check on your individual account and obtain long-term performance information for your fund. By clicking on the "more" link next to the "Investment Perspective" headline at the top of the page, you can also read my market updates -- as well as other market and fund commentaries by Invesco's investment professionals.

   As always, I welcome your comments and questions. Please contact me at phil@invescoaim.com and let me know what's on your mind.

   Thank you for investing with us.

Sincerely,


/S/ PHILIP TAYLOR

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim


3 AIM SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS(a)

June 30, 2009
(Unaudited)




                                                       SHARES         VALUE
------------------------------------------------------------------------------

COMMON STOCKS & OTHER EQUITY INTERESTS-97.88%

AEROSPACE & DEFENSE-2.55%

AAR Corp.(b)                                           209,418    $  3,361,159
------------------------------------------------------------------------------
Aerovironment Inc.(b)                                  100,286       3,094,826
------------------------------------------------------------------------------
Curtiss-Wright Corp.                                   101,788       3,026,157
==============================================================================
                                                                     9,482,142
==============================================================================


AIRLINES-0.90%

Allegiant Travel Co.(b)                                 83,930       3,326,985
==============================================================================


APPAREL RETAIL-2.99%

Citi Trends Inc.(b)                                    137,454       3,557,310
------------------------------------------------------------------------------
Collective Brands, Inc.(b)                             256,111       3,731,537
------------------------------------------------------------------------------
J. Crew Group, Inc.(b)                                 141,372       3,819,871
==============================================================================
                                                                    11,108,718
==============================================================================


APPAREL, ACCESSORIES & LUXURY GOODS-2.78%

Carter's, Inc.(b)                                      168,441       4,145,333
------------------------------------------------------------------------------
Phillips-Van Heusen Corp.                              127,314       3,652,639
------------------------------------------------------------------------------
Volcom, Inc.(b)                                        203,447       2,543,087
==============================================================================
                                                                    10,341,059
==============================================================================


APPLICATION SOFTWARE-1.80%

Blackbaud, Inc.                                        230,629       3,586,281
------------------------------------------------------------------------------
Parametric Technology Corp.(b)                         264,562       3,092,730
==============================================================================
                                                                     6,679,011
==============================================================================


ASSET MANAGEMENT & CUSTODY BANKS-1.64%

Affiliated Managers Group, Inc.(b)                      51,682       3,007,376
------------------------------------------------------------------------------
GAMCO Investors, Inc.-Class A                           63,921       3,100,168
==============================================================================
                                                                     6,107,544
==============================================================================


BIOTECHNOLOGY-0.50%

InterMune, Inc.(b)                                     122,234       1,857,957
==============================================================================


COMMUNICATIONS EQUIPMENT-2.46%

Arris Group Inc.(b)                                    463,151       5,631,916
------------------------------------------------------------------------------
Comtech Telecommunications Corp.(b)                    109,959       3,505,493
------------------------------------------------------------------------------
Lantronix Inc.-Wts. expiring 02/09/11(c)                 2,606               0
==============================================================================
                                                                     9,137,409
==============================================================================


COMPUTER STORAGE & PERIPHERALS-1.38%

Synaptics Inc.(b)                                      133,030       5,141,610
==============================================================================


CONSTRUCTION & ENGINEERING-2.03%

MYR Group Inc.(b)                                      199,874       4,041,452
------------------------------------------------------------------------------
Northwest Pipe Co.(b)                                  100,755       3,502,244
==============================================================================
                                                                     7,543,696
==============================================================================


CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS-0.39%

Titan International, Inc.                              195,574       1,460,938
==============================================================================


DATA PROCESSING & OUTSOURCED SERVICES-3.45%

CyberSource Corp.(b)                                   316,133       4,836,835
------------------------------------------------------------------------------
Euronet Worldwide, Inc.(b)                             194,387       3,769,164
------------------------------------------------------------------------------
Wright Express Corp.(b)                                165,479       4,214,750
==============================================================================
                                                                    12,820,749
==============================================================================


DIVERSIFIED CHEMICALS-0.91%

FMC Corp.                                               71,486       3,381,288
==============================================================================


DIVERSIFIED METALS & MINING-0.99%

Compass Minerals International, Inc.                    67,062       3,682,374
==============================================================================


DIVERSIFIED SUPPORT SERVICES-0.47%

EnerNOC, Inc.(b)                                        81,426       1,764,501
==============================================================================


ELECTRICAL COMPONENTS & EQUIPMENT-2.27%

Belden Inc.                                            150,936       2,520,631
------------------------------------------------------------------------------
General Cable Corp.(b)                                  91,611       3,442,742
------------------------------------------------------------------------------
GrafTech International Ltd.(b)                         219,016       2,477,071
==============================================================================
                                                                     8,440,444
==============================================================================


ELECTRONIC EQUIPMENT & INSTRUMENTS-1.48%

OSI Systems, Inc.(b)                                   165,482       3,450,300
------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc.(b)                      102,344       2,047,903
==============================================================================
                                                                     5,498,203
==============================================================================


ENVIRONMENTAL & FACILITIES SERVICES-2.87%

ABM Industries Inc.                                    256,781       4,640,033
------------------------------------------------------------------------------
Team, Inc.(b)                                          183,775       2,879,754
------------------------------------------------------------------------------
Waste Connections, Inc.(b)                             121,760       3,154,802
==============================================================================
                                                                    10,674,589
==============================================================================


GAS UTILITIES-1.73%

Energen Corp.                                           71,559       2,855,204
------------------------------------------------------------------------------
UGI Corp.                                              140,442       3,579,867
==============================================================================
                                                                     6,435,071
==============================================================================


GENERAL MERCHANDISE STORES-0.80%

Pantry, Inc. (The)(b)                                  177,994       2,954,700
==============================================================================


HEALTH CARE DISTRIBUTORS-1.06%

Owens & Minor, Inc.                                     89,780       3,934,160
==============================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM SMALL CAP EQUITY FUND

                                                       SHARES         VALUE
------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-2.49%

Cardiac Science Corp.(b)                               374,427    $  1,505,196
------------------------------------------------------------------------------
Invacare Corp.                                         182,680       3,224,302
------------------------------------------------------------------------------
Quidel Corp.(b)                                        310,051       4,514,343
==============================================================================
                                                                     9,243,841
==============================================================================


HEALTH CARE FACILITIES-1.87%

Skilled Healthcare Group Inc.-Class A(b)               406,878       3,051,585
------------------------------------------------------------------------------
Universal Health Services, Inc.-Class B                 79,779       3,897,204
==============================================================================
                                                                     6,948,789
==============================================================================


HEALTH CARE SERVICES-0.70%

Gentiva Health Services, Inc.(b)                       159,192       2,620,300
==============================================================================


HEALTH CARE SUPPLIES-1.07%

Haemonetics Corp.(b)                                    69,575       3,965,775
==============================================================================


HEALTH CARE TECHNOLOGY-0.96%

Omnicell, Inc.(b)                                      331,115       3,559,486
==============================================================================


HOTELS, RESORTS & CRUISE LINES-0.47%

Red Lion Hotels Corp.(b)                               362,039       1,737,787
==============================================================================


INDUSTRIAL MACHINERY-2.69%

Chart Industries, Inc.(b)                              134,132       2,438,520
------------------------------------------------------------------------------
RBC Bearings Inc.(b)                                   143,289       2,930,260
------------------------------------------------------------------------------
Valmont Industries, Inc.                                64,203       4,627,752
==============================================================================
                                                                     9,996,532
==============================================================================


INSURANCE BROKERS-1.86%

Arthur J. Gallagher & Co.                              162,317       3,463,845
------------------------------------------------------------------------------
eHealth, Inc.(b)                                       194,773       3,439,691
==============================================================================
                                                                     6,903,536
==============================================================================


INTEGRATED TELECOMMUNICATION SERVICES-2.44%

Alaska Communications Systems Group Inc.               452,367       3,311,326
------------------------------------------------------------------------------
Cincinnati Bell Inc.(b)                              1,362,791       3,870,327
------------------------------------------------------------------------------
NTELOS Holdings Corp.                                  102,751       1,892,673
==============================================================================
                                                                     9,074,326
==============================================================================


INTERNET SOFTWARE & SERVICES-1.41%

Open Text Corp. (Canada)(b)                            143,631       5,231,041
==============================================================================


INVESTMENT BANKING & BROKERAGE-1.32%

KBW Inc.(b)                                            171,168       4,922,792
------------------------------------------------------------------------------
Teton Advisors Inc.(b)                                   1,420               0
==============================================================================
                                                                     4,922,792
==============================================================================


IT CONSULTING & OTHER SERVICES-1.33%

CACI International Inc.-Class A(b)                     115,909       4,950,473
==============================================================================


LIFE SCIENCES TOOLS & SERVICES-1.52%

Dionex Corp.(b)                                         60,874       3,715,140
------------------------------------------------------------------------------
eResearch Technology, Inc.(b)                          309,394       1,921,337
==============================================================================
                                                                     5,636,477
==============================================================================


MARINE-0.72%

DryShips Inc. (Greece)(b)                              462,555       2,673,568
==============================================================================


METAL & GLASS CONTAINERS-0.99%

AptarGroup, Inc.                                       109,025       3,681,774
==============================================================================


MOVIES & ENTERTAINMENT-1.01%

World Wrestling Entertainment, Inc.-Class A            299,460       3,761,218
==============================================================================


MULTI-UTILITIES-0.67%

Avista Corp.                                           139,909       2,491,779
==============================================================================


OFFICE REIT'S-0.48%

Alexandria Real Estate Equities, Inc.                   50,168       1,795,513
==============================================================================


OIL & GAS EQUIPMENT & SERVICES-4.03%

Complete Production Services, Inc.(b)                  513,797       3,267,749
------------------------------------------------------------------------------
Lufkin Industries, Inc.                                 68,092       2,863,269
------------------------------------------------------------------------------
NATCO Group Inc.-Class A(b)                            129,824       4,273,806
------------------------------------------------------------------------------
Oceaneering International, Inc.(b)                     100,985       4,564,522
==============================================================================
                                                                    14,969,346
==============================================================================


OIL & GAS EXPLORATION & PRODUCTION-2.20%

Arena Resources, Inc.(b)                               108,983       3,471,109
------------------------------------------------------------------------------
Comstock Resources, Inc.(b)                             81,385       2,689,774
------------------------------------------------------------------------------
Penn Virginia Corp.                                    123,604       2,023,397
==============================================================================
                                                                     8,184,280
==============================================================================


PACKAGED FOODS & MEATS-1.52%

Flowers Foods, Inc.                                    124,084       2,709,995
------------------------------------------------------------------------------
TreeHouse Foods, Inc.(b)                               102,364       2,945,012
==============================================================================
                                                                     5,655,007
==============================================================================


PERSONAL PRODUCTS-0.95%

Alberto-Culver Co.                                     139,038       3,535,736
==============================================================================


PHARMACEUTICALS-1.95%

ViroPharma Inc.(b)                                     393,560       2,333,811
------------------------------------------------------------------------------
VIVUS, Inc.(b)                                         807,592       4,910,159
==============================================================================
                                                                     7,243,970
==============================================================================


PROPERTY & CASUALTY INSURANCE-1.75%

FPIC Insurance Group, Inc.(b)                          110,234       3,375,365
------------------------------------------------------------------------------
Hanover Insurance Group Inc. (The)                      81,946       3,122,962
==============================================================================
                                                                     6,498,327
==============================================================================


REGIONAL BANKS-5.61%

BancFirst Corp.                                         71,413       2,469,462
------------------------------------------------------------------------------
Commerce Bancshares, Inc.                              107,498       3,421,661
------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM SMALL CAP EQUITY FUND

                                                       SHARES         VALUE
------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

Community Trust Bancorp, Inc.                          125,239    $  3,350,143
------------------------------------------------------------------------------
First Financial Bankshares, Inc.                        62,423       3,143,622
------------------------------------------------------------------------------
FirstMerit Corp.                                       168,462       2,860,485
------------------------------------------------------------------------------
Texas Capital Bancshares, Inc.(b)                      243,860       3,772,514
------------------------------------------------------------------------------
Whitney Holding Corp.                                  201,709       1,847,655
==============================================================================
                                                                    20,865,542
==============================================================================


RESTAURANTS-4.59%

Brinker International, Inc.                            219,113       3,731,494
------------------------------------------------------------------------------
DineEquity, Inc.(b)                                    120,872       3,769,998
------------------------------------------------------------------------------
Papa John's International, Inc.(b)                     124,709       3,091,536
------------------------------------------------------------------------------
Sonic Corp.(b)                                         333,251       3,342,508
------------------------------------------------------------------------------
Texas Roadhouse, Inc.-Class A(b)                       287,586       3,137,563
==============================================================================
                                                                    17,073,099
==============================================================================


SEMICONDUCTOR EQUIPMENT-2.68%

ATMI, Inc.(b)                                          201,863       3,134,932
------------------------------------------------------------------------------
Cymer, Inc.(b)                                         126,893       3,772,529
------------------------------------------------------------------------------
MKS Instruments, Inc.(b)                               230,578       3,041,324
==============================================================================
                                                                     9,948,785
==============================================================================


SEMICONDUCTORS-3.68%

ON Semiconductor Corp.(b)                              569,361       3,905,816
------------------------------------------------------------------------------
Power Integrations, Inc.                               162,039       3,854,908
------------------------------------------------------------------------------
Semtech Corp.(b)                                       372,026       5,918,934
==============================================================================
                                                                    13,679,658
==============================================================================


SPECIALIZED REIT'S-1.89%

LaSalle Hotel Properties                               142,296       1,755,932
------------------------------------------------------------------------------
Senior Housing Properties Trust                        132,640       2,164,685
------------------------------------------------------------------------------
Universal Health Realty Income Trust                    98,875       3,116,540
==============================================================================
                                                                     7,037,157
==============================================================================


SPECIALTY CHEMICALS-0.58%

Zep, Inc.                                              180,030       2,169,362
==============================================================================


SYSTEMS SOFTWARE-1.60%

Ariba Inc.(b)                                          603,607       5,939,493
==============================================================================


TECHNOLOGY DISTRIBUTORS-0.90%

Anixter International Inc.(b)                           89,320       3,357,539
==============================================================================


TRADING COMPANIES & DISTRIBUTORS-1.01%

Beacon Roofing Supply, Inc.(b)                         260,763       3,770,633
==============================================================================


TRUCKING-3.26%

Landstar System, Inc.                                  109,136       3,919,074
------------------------------------------------------------------------------
Marten Transport, Ltd.(b)                              165,484       3,435,448
------------------------------------------------------------------------------
Old Dominion Freight Line, Inc.(b)                     141,344       4,744,918
==============================================================================
                                                                    12,099,440
==============================================================================



WATER UTILITIES-0.22%

Cascal N.V. (United Kingdom)                           219,215         822,056
==============================================================================
     Total Common Stocks & Other Equity Interests
       (Cost $394,810,783)                                         363,817,585
==============================================================================



MONEY MARKET FUNDS-2.12%

Liquid Assets Portfolio-Institutional Class(d)       3,943,223       3,943,223
------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)             3,943,223       3,943,223
==============================================================================
     Total Money Market Funds (Cost $7,886,446)                      7,886,446
==============================================================================
TOTAL INVESTMENTS-100.00% (Cost $402,697,229)                      371,704,031
==============================================================================
OTHER ASSETS LESS LIABILITIES-0.00%                                      6,400
==============================================================================
NET ASSETS-100.00%                                                $371,710,431
______________________________________________________________________________
==============================================================================



Investment Abbreviations:

REIT  - Real Estate Investment Trust
Wts.  - Warrants


Notes to Schedule of Investments:

(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.
(b)   Non-income producing security.
(c)   Non-income producing security acquired through a corporate action.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM SMALL CAP EQUITY FUND

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of June 30, 2009



-------------------------------------------------------------------------
Information Technology                                               22.2%
-------------------------------------------------------------------------
Industrials                                                          19.2
-------------------------------------------------------------------------
Financials                                                           14.6
-------------------------------------------------------------------------
Consumer Discretionary                                               12.6
-------------------------------------------------------------------------
Health Care                                                          12.1
-------------------------------------------------------------------------
Energy                                                                6.2
-------------------------------------------------------------------------
Materials                                                             3.5
-------------------------------------------------------------------------
Utilities                                                             2.6
-------------------------------------------------------------------------
Consumer Staples                                                      2.5
-------------------------------------------------------------------------
Telecommunication Services                                            2.4
-------------------------------------------------------------------------
Money Market Funds Plus Other Assets Less Liabilities                 2.1
_________________________________________________________________________
=========================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM SMALL CAP EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009
(Unaudited)




ASSETS:

Investments, at value (Cost $394,810,783)                           $363,817,585
--------------------------------------------------------------------------------
Investments in affiliated money market funds, at value and cost        7,886,446
================================================================================
     Total investments, at value (Cost $402,697,229)                 371,704,031
================================================================================
Receivables for:
  Investments sold                                                       284,365
--------------------------------------------------------------------------------
  Fund shares sold                                                       769,446
--------------------------------------------------------------------------------
  Dividends                                                              401,468
--------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans         39,427
--------------------------------------------------------------------------------
Other assets                                                              44,882
================================================================================
     Total assets                                                    373,243,619
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                                                 944,613
--------------------------------------------------------------------------------
  Accrued fees to affiliates                                             347,917
--------------------------------------------------------------------------------
  Accrued other operating expenses                                       136,065
--------------------------------------------------------------------------------
Trustee deferred compensation and retirement plans                       104,593
================================================================================
     Total liabilities                                                 1,533,188
================================================================================
Net assets applicable to shares outstanding                         $371,710,431
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                                       $460,946,655
--------------------------------------------------------------------------------
Undistributed net investment income (loss)                              (769,785)
--------------------------------------------------------------------------------
Undistributed net realized gain (loss)                               (57,473,241)
--------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                               (30,993,198)
================================================================================
                                                                    $371,710,431
________________________________________________________________________________
================================================================================



NET ASSETS:

Class A                                                             $219,323,895
________________________________________________________________________________
================================================================================
Class B                                                             $ 41,953,835
________________________________________________________________________________
================================================================================
Class C                                                             $ 35,240,427
________________________________________________________________________________
================================================================================
Class R                                                             $ 38,602,405
________________________________________________________________________________
================================================================================
Class Y                                                             $ 10,119,206
________________________________________________________________________________
================================================================================
Institutional Class                                                 $ 26,470,663
________________________________________________________________________________
================================================================================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                                               26,776,349
________________________________________________________________________________
================================================================================
Class B                                                                5,564,709
________________________________________________________________________________
================================================================================
Class C                                                                4,676,215
________________________________________________________________________________
================================================================================
Class R                                                                4,815,462
________________________________________________________________________________
================================================================================
Class Y                                                                1,231,898
________________________________________________________________________________
================================================================================
Institutional Class                                                    3,135,984
________________________________________________________________________________
================================================================================
Class A:
  Net asset value per share                                         $       8.19
--------------------------------------------------------------------------------
  Maximum offering price per share
     (Net asset value of $8.19 divided by 94.50%)                   $       8.67
________________________________________________________________________________
================================================================================
Class B:
  Net asset value and offering price per share                      $       7.54
________________________________________________________________________________
================================================================================
Class C:
  Net asset value and offering price per share                      $       7.54
________________________________________________________________________________
================================================================================
Class R:
  Net asset value and offering price per share                      $       8.02
________________________________________________________________________________
================================================================================
Class Y:
  Net asset value and offering price per share                      $       8.21
________________________________________________________________________________
================================================================================
Institutional Class:
  Net asset value and offering price per share                      $       8.44
________________________________________________________________________________
================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM SMALL CAP EQUITY FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2009
(Unaudited)




INVESTMENT INCOME:

Dividends                                                                           $  1,944,057
------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes securities lending income
  of $367,362)                                                                           396,517
================================================================================================
     Total investment income                                                           2,340,574
================================================================================================


EXPENSES:

Advisory fees                                                                          1,269,007
------------------------------------------------------------------------------------------------
Administrative services fees                                                              64,191
------------------------------------------------------------------------------------------------
Custodian fees                                                                            23,090
------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                255,535
------------------------------------------------------------------------------------------------
  Class B                                                                                209,497
------------------------------------------------------------------------------------------------
  Class C                                                                                162,162
------------------------------------------------------------------------------------------------
  Class R                                                                                 71,345
------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Y                                                  739,467
------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                       2,137
------------------------------------------------------------------------------------------------
Trustees' and officers' fees and benefits                                                 16,204
------------------------------------------------------------------------------------------------
Other                                                                                    182,683
================================================================================================
     Total expenses                                                                    2,995,318
================================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)                 (11,683)
================================================================================================
     Net expenses                                                                      2,983,635
================================================================================================
Net investment income (loss)                                                            (643,061)
================================================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from investment securities (includes net gains from
  securities sold to affiliates of $74,237)                                          (30,214,113)
------------------------------------------------------------------------------------------------
Change in net unrealized appreciation of investment securities                        43,513,508
================================================================================================
Net realized and unrealized gain                                                      13,299,395
================================================================================================
Net increase in net assets resulting from operations                                $ 12,656,334
________________________________________________________________________________________________
================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM SMALL CAP EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2009 and the year ended December 31, 2008 (Unaudited)



                                                                            JUNE 30,       DECEMBER 31,
                                                                              2009             2008
-------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                            $   (643,061)   $  (1,644,101)
-------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                 (30,214,113)     (26,858,226)
-------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)                      43,513,508     (147,408,543)
=======================================================================================================
     Net increase (decrease) in net assets resulting from operations        12,656,334     (175,910,870)
=======================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                           --       (3,289,862)
-------------------------------------------------------------------------------------------------------
  Class B                                                                           --         (815,086)
-------------------------------------------------------------------------------------------------------
  Class C                                                                           --         (577,212)
-------------------------------------------------------------------------------------------------------
  Class R                                                                           --         (350,122)
-------------------------------------------------------------------------------------------------------
  Class Y                                                                           --          (41,951)
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                               --         (334,108)
=======================================================================================================
     Total distributions from net realized gains                                    --       (5,408,341)
=======================================================================================================
Share transactions-net:
  Class A                                                                  (15,743,721)      (4,535,055)
-------------------------------------------------------------------------------------------------------
  Class B                                                                   (8,671,171)     (27,582,114)
-------------------------------------------------------------------------------------------------------
  Class C                                                                   (2,000,155)       1,083,289
-------------------------------------------------------------------------------------------------------
  Class R                                                                   12,584,960        7,578,764
-------------------------------------------------------------------------------------------------------
  Class Y                                                                    6,494,017        4,010,813
-------------------------------------------------------------------------------------------------------
  Institutional Class                                                          445,667       (3,099,714)
=======================================================================================================
     Net increase (decrease) in net assets resulting from share
       transactions                                                         (6,890,403)     (22,544,017)
=======================================================================================================
     Net increase (decrease) in net assets                                   5,765,931     (203,863,228)
=======================================================================================================


NET ASSETS:

  Beginning of period                                                      365,944,500      569,807,728
=======================================================================================================
  End of period (includes undistributed net investment income (loss) of
     $(769,785) and $(126,724), respectively)                             $371,710,431    $ 365,944,500
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM SMALL CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2009
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Equity Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

  The Fund's primary investment objective is long-term growth of capital.

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges ("CDSC"). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

        Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

        Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.


11        AIM SMALL CAP EQUITY FUND

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, management monitors for material events that may occur or become known after the period-end date and before the date the financial statements are available of issuance. Such events and transactions are monitored through the date of the report of independent registered public accounting firm for audited periods and 45 days from the period-end date for all other periods.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. SECURITIES LENDING -- The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.


12        AIM SMALL CAP EQUITY FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                           0.745%
-------------------------------------------------------------------
Next $250 million                                            0.73%
-------------------------------------------------------------------
Next $500 million                                            0.715%
-------------------------------------------------------------------
Next $1.5 billion                                            0.70%
-------------------------------------------------------------------
Next $2.5 billion                                            0.685%
-------------------------------------------------------------------
Next $2.5 billion                                            0.67%
-------------------------------------------------------------------
Next $2.5 billion                                            0.655%
-------------------------------------------------------------------
Over $10 billion                                             0.64%
___________________________________________________________________
===================================================================




  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Effective July 1, 2009, the Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75% of average daily net assets, respectively, through at least June 30, 2010. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

  Further, the Advisor has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Advisor receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

  For the six months ended June 30, 2009, the Advisor waived advisory fees of $4,970.

  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $647.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

  Front-end sales commissions and CDSC (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2009, IADI advised the Fund that IADI retained $20,749 in front-end sales commissions from the sale of Class A shares and $419, $18,641 and $2,817 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.


13        AIM SMALL CAP EQUITY FUND

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--ADDITIONAL VALUATION INFORMATION

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs.
             Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                      LEVEL 1       LEVEL 2     LEVEL 3         TOTAL
------------------------------------------------------------------------------------------------------------------------
Equity Securities                                                  $371,704,031       $--          $0       $371,704,031
________________________________________________________________________________________________________________________
========================================================================================================================



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2009, the Fund engaged in securities sales of $733,735, which resulted in net realized gains of $74,237.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $6,066.

NOTE 6--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officers' Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officers' Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2009, the Fund paid legal fees of $1,863 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--CASH BALANCES

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either
(i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.


14        AIM SMALL CAP EQUITY FUND

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of December 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
December 31, 2016                                                                  $11,520,684
_______________________________________________________________________________________________
===============================================================================================



* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2009 was $76,552,013 and $79,981,897, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                          $ 46,410,738
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                         (77,823,269)
================================================================================================
Net unrealized appreciation (depreciation) of investment securities                 $(31,412,531)
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $403,116,562.




15        AIM SMALL CAP EQUITY FUND

NOTE 10--SHARE INFORMATION


                                                                              SUMMARY OF SHARE ACTIVITY
-------------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                                  JUNE 30, 2009(a)                DECEMBER 31, 2008
                                                            ---------------------------     -----------------------------
                                                              SHARES          AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                    5,348,694     $ 39,906,048       9,257,999     $  92,284,143
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      260,043        1,739,473         937,641         8,964,701
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      653,002        4,409,412       1,948,156        18,789,173
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                    2,525,247       18,233,675       1,762,619        17,263,551
-------------------------------------------------------------------------------------------------------------------------
  Class Y(b)                                                 3,590,162       28,396,737         446,957         4,015,372
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        1,324,055        9,922,389         704,479         6,822,531
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                           --               --         416,783         3,117,475
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                           --               --         113,178           782,068
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                           --               --          79,785           550,888
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                           --               --          47,742           349,948
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                           --               --           5,588            41,800
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               --               --          41,893           321,735
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      679,938        4,922,693       1,216,240        12,042,367
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (737,462)      (4,922,693)     (1,311,007)      (12,042,367)
=========================================================================================================================
Reacquired:
  Class A(b)                                                (8,072,491)     (60,572,462)    (11,422,318)     (111,979,040)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (833,383)      (5,487,951)     (2,701,315)      (25,286,516)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (971,747)      (6,409,567)     (1,950,803)      (18,256,772)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                     (791,792)      (5,648,715)     (1,008,461)      (10,034,735)
-------------------------------------------------------------------------------------------------------------------------
  Class Y                                                   (2,804,886)     (21,902,720)         (5,923)          (46,359)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                       (1,138,703)      (9,476,722)     (1,011,393)      (10,243,980)
=========================================================================================================================
     Net increase (decrease) in share activity                (969,323)    $ (6,890,403)     (2,432,160)    $ (22,544,017)
_________________________________________________________________________________________________________________________
=========================================================================================================================



(a) There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 9% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b) Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A into Class Y shares of the
     Fund:

     CLASS                                                                       SHARES          AMOUNT
     ----------------------------------------------------------------------------------------------------
     Class Y                                                                     309,176      $ 2,974,271
     ----------------------------------------------------------------------------------------------------
     Class A                                                                    (309,176)      (2,974,271)
     ____________________________________________________________________________________________________
     ====================================================================================================





16        AIM SMALL CAP EQUITY FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET      NET     ON SECURITIES              DISTRIBUTIONS
                             VALUE,   INVESTMENT      (BOTH      TOTAL FROM     FROM NET     NET ASSET               NET ASSETS,
                           BEGINNING    INCOME     REALIZED AND  INVESTMENT     REALIZED    VALUE, END    TOTAL     END OF PERIOD
                           OF PERIOD    (LOSS)     UNREALIZED)   OPERATIONS      GAINS       OF PERIOD  RETURN(a)  (000S OMITTED)
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09    $ 7.91     $(0.01)(c)    $ 0.29       $ 0.28        $   --       $ 8.19        3.54%     $219,324
Year ended 12/31/08           11.72      (0.02)(c)     (3.67)       (3.69)        (0.12)        7.91      (31.45)      227,885
Year ended 12/31/07           12.24      (0.05)(c)      0.64         0.59         (1.11)       11.72        4.92       343,993
Year ended 12/31/06           12.26      (0.07)(c)      2.16         2.09         (2.11)       12.24       16.83       245,868
Year ended 12/31/05           12.80      (0.10)         0.96         0.86         (1.40)       12.26        6.58       218,915
Year ended 12/31/04           12.03      (0.09)(c)      1.22         1.13         (0.36)       12.80        9.45       247,581
---------------------------------------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09      7.30      (0.03)(c)      0.27         0.24            --         7.54        3.29        41,954
Year ended 12/31/08           10.92      (0.09)(c)     (3.41)       (3.50)        (0.12)        7.30      (32.01)       50,220
Year ended 12/31/07           11.56      (0.14)(c)      0.61         0.47         (1.11)       10.92        4.16       107,417
Year ended 12/31/06           11.77      (0.17)(c)      2.07         1.90         (2.11)       11.56       15.90       126,111
Year ended 12/31/05           12.42      (0.19)         0.94         0.75         (1.40)       11.77        5.89       131,547
Year ended 12/31/04           11.77      (0.18)(c)      1.19         1.01         (0.36)       12.42        8.64       156,450
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09      7.30      (0.03)(c)      0.27         0.24            --         7.54        3.29        35,240
Year ended 12/31/08           10.92      (0.09)(c)     (3.41)       (3.50)        (0.12)        7.30      (32.01)       36,470
Year ended 12/31/07           11.56      (0.14)(c)      0.61         0.47         (1.11)       10.92        4.16        53,684
Year ended 12/31/06           11.76      (0.17)(c)      2.08         1.91         (2.11)       11.56       16.00        57,221
Year ended 12/31/05           12.42      (0.19)         0.93         0.74         (1.40)       11.76        5.81        55,009
Year ended 12/31/04           11.77      (0.18)(c)      1.19         1.01         (0.36)       12.42        8.64        65,792
---------------------------------------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09      7.75      (0.02)(c)      0.29         0.27            --         8.02        3.48        38,602
Year ended 12/31/08           11.51      (0.04)(c)     (3.60)       (3.64)        (0.12)        7.75      (31.59)       23,879
Year ended 12/31/07           12.07      (0.09)(c)      0.64         0.55         (1.11)       11.51        4.65        26,251
Year ended 12/31/06           12.15      (0.11)(c)      2.14         2.03         (2.11)       12.07       16.47        27,946
Year ended 12/31/05           12.71      (0.13)         0.97         0.84         (1.40)       12.15        6.48        17,862
Year ended 12/31/04           11.99      (0.12)(c)      1.20         1.08         (0.36)       12.71        9.06        11,817
---------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09      7.91       0.00(c)       0.30         0.30            --         8.21        3.79        10,119
Year ended 12/31/08(e)         9.62      (0.00)(c)     (1.59)       (1.59)        (0.12)        7.91      (16.48)        3,534
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09      8.12       0.02(c)       0.30         0.32            --         8.44        3.94        26,471
Year ended 12/31/08           11.96       0.04(c)      (3.76)       (3.72)        (0.12)        8.12      (31.07)       23,957
Year ended 12/31/07           12.40       0.01(c)       0.66         0.67         (1.11)       11.96        5.50        38,463
Year ended 12/31/06           12.33       0.01(c)       2.17         2.18         (2.11)       12.40       17.45        17,122
Year ended 12/31/05(e)        11.69      (0.01)         2.05         2.04         (1.40)       12.33       17.31         4,712
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                               RATIO OF          RATIO OF
                               EXPENSES          EXPENSES
                              TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                              NET ASSETS      ASSETS WITHOUT    INVESTMENT
                           WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                            AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE    PORTFOLIO
                               ABSORBED          ABSORBED       NET ASSETS   TURNOVER(b)
--------------------------------------------------------------------------------------------------
CLASS A
Six months ended 06/30/09        1.62%(d)          1.62%(d)       (0.24)%(d)      22%
Year ended 12/31/08              1.41              1.41           (0.19)          51
Year ended 12/31/07              1.37              1.43           (0.42)          49
Year ended 12/31/06              1.49              1.60           (0.55)          56
Year ended 12/31/05              1.51              1.62           (0.84)          52
Year ended 12/31/04              1.53              1.64           (0.77)         124
--------------------------------------------------------------------------------------------------
CLASS B
Six months ended 06/30/09        2.37(d)           2.37(d)        (0.99)(d)       22
Year ended 12/31/08              2.16              2.16           (0.94)          51
Year ended 12/31/07              2.12              2.18           (1.17)          49
Year ended 12/31/06              2.24              2.35           (1.30)          56
Year ended 12/31/05              2.21              2.32           (1.54)          52
Year ended 12/31/04              2.27              2.29           (1.51)         124
--------------------------------------------------------------------------------------------------
CLASS C
Six months ended 06/30/09        2.37(d)           2.37(d)        (0.99)(d)       22
Year ended 12/31/08              2.16              2.16           (0.94)          51
Year ended 12/31/07              2.12              2.18           (1.17)          49
Year ended 12/31/06              2.24              2.35           (1.30)          56
Year ended 12/31/05              2.21              2.32           (1.54)          52
Year ended 12/31/04              2.27              2.29           (1.51)         124
--------------------------------------------------------------------------------------------------
CLASS R
Six months ended 06/30/09        1.87(d)           1.87(d)        (0.49)(d)       22
Year ended 12/31/08              1.66              1.66           (0.44)          51
Year ended 12/31/07              1.62              1.68           (0.67)          49
Year ended 12/31/06              1.74              1.85           (0.80)          56
Year ended 12/31/05              1.71              1.82           (1.04)          52
Year ended 12/31/04              1.77              1.79           (1.01)         124
--------------------------------------------------------------------------------------------------
CLASS Y
Six months ended 06/30/09        1.37(d)           1.37(d)         0.01(d)        22
Year ended 12/31/08(e)           1.29(f)           1.30(f)        (0.07)(f)       51
--------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
Six months ended 06/30/09        0.92(d)           0.92(d)         0.46(d)        22
Year ended 12/31/08              0.84              0.84            0.37           51
Year ended 12/31/07              0.84              0.89            0.11           49
Year ended 12/31/06              0.90              1.01            0.04           56
Year ended 12/31/05(e)           0.87(f)           0.98(f)        (0.20)(f)       52
__________________________________________________________________________________________________
==================================================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2007, the portfolio calculation excludes the value of securities purchased of $128,317,933 and sold of $144,885,693 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM Opportunities I Fund into the Fund.
(c)  Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets (000's omitted) of $206,122, $42,247, $32,701, $28,775, $9,403, and $26,170 for Class A,
     Class B, Class C, Class R, Class Y, and Institutional Class shares, respectively.
(e) Commencement date of October 3, 2008 and April 29, 2005 for Class Y and Institutional Class, respectively.
(f)  Annualized.


17        AIM SMALL CAP EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
        A           $1,000.00      $1,035.40       $ 8.18      $1,016.76       $ 8.10       1.62%
---------------------------------------------------------------------------------------------------
        B            1,000.00       1,032.90        11.95       1,013.04        11.83       2.37
---------------------------------------------------------------------------------------------------
        C            1,000.00       1,032.90        11.95       1,013.04        11.83       2.37
---------------------------------------------------------------------------------------------------
        R            1,000.00       1,034.80         9.43       1,015.52         9.35       1.87
---------------------------------------------------------------------------------------------------
        Y            1,000.00       1,037.90         6.92       1,018.00         6.85       1.37
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


18        AIM SMALL CAP EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees (the Board) of AIM     formance, investment objective(s),           considered all of the information provided
Funds Group is required under the            policies, strategies and limitations of      to them, including information provided at
Investment Company Act of 1940 to approve    these funds.                                 their meetings throughout the year as part
annually the renewal of the AIM Small Cap                                                 of their ongoing oversight of the Fund,
Equity Fund (the Fund) investment advisory      In addition to their meetings             and did not identify any particular factor
agreement with Invesco Aim Advisors, Inc.    throughout the year, the Sub-Committees      that was controlling. Each Trustee may
(Invesco Aim) and the Master Intergroup      meet at designated contract renewal          have evaluated the information provided
Sub-Advisory Contract for Mutual Funds       meetings each year to conduct an in-depth    differently from another Trustee and
(the sub-advisory contracts) with Invesco    review of the performance, fees, expenses    attributed different weight to the various
Asset Management Deutschland GmbH, Invesco   and other matters related to their           factors. The Trustees recognized that the
Asset Management Limited, Invesco Asset      assigned funds. During the contract          advisory arrangements and resulting
Management (Japan) Limited, Invesco          renewal process, the Trustees receive        advisory fees for the Fund and the other
Australia Limited, Invesco Global Asset      comparative performance and fee data         AIM Funds are the result of years of
Management (N.A.), Inc., Invesco Hong Kong   regarding the AIM Funds prepared by an       review and negotiation between the
Limited, Invesco Institutional (N.A.),       independent company, Lipper, Inc.            Trustees and Invesco Aim, that the
Inc., Invesco Senior Secured Management,     (Lipper), under the direction and            Trustees may focus to a greater extent on
Inc. and Invesco Trimark Ltd.                supervision of the Senior Officer who also   certain aspects of these arrangements in
(collectively, the Affiliated                prepares a separate analysis of this         some years than in others, and that the
Sub-Advisers). During contract renewal       information for the Trustees. Each           Trustees' deliberations and conclusions in
meetings held on June 16-17, 2009, the       Sub-Committee then makes recommendations     a particular year may be based in part on
Board as a whole, and the disinterested or   to the Investments Committee regarding the   their deliberations and conclusions
"independent" Trustees voting separately,    fees and expenses of their assigned funds.   regarding these same arrangements
approved the continuance of the Fund's       The Investments Committee considers each     throughout the year and in prior years.
investment advisory agreement and the        Sub-Committee's recommendations and makes
sub-advisory contracts for another year,     its own recommendations regarding the fees      The discussion below serves as a
effective July 1, 2009. In doing so, the     and expenses of the AIM Funds to the full    summary of the Senior Officer's
Board determined that the Fund's             Board. The Investments Committee also        independent written evaluation with
investment advisory agreement and the        considers each Sub-Committee's               respect to the Fund's investment advisory
sub-advisory contracts are in the best       recommendations in making its annual         agreement as well as a discussion of the
interests of the Fund and its shareholders   recommendation to the Board whether to       material factors and related conclusions
and that the compensation to Invesco Aim     approve the continuance of each AIM Fund's   that formed the basis for the Board's
and the Affiliated Sub-Advisers under the    investment advisory agreement and            approval of the Fund's investment advisory
Fund's investment advisory agreement and     sub-advisory contracts for another year.     agreement and sub-advisory contracts.
sub-advisory contracts is fair and                                                        Unless otherwise stated, information set
reasonable.                                     The independent Trustees met separately   forth below is as of June 17, 2009, and
                                             during their evaluation of the Fund's        does not reflect any changes that may have
THE BOARD'S FUND EVALUATION PROCESS          investment advisory agreement and            occurred since that date, including but
                                             sub-advisory contracts with independent      not limited to changes to the Fund's
The Board's Investments Committee has        legal counsel. The independent Trustees      performance, advisory fees, expense
established three Sub-Committees that are    were also assisted in their annual           limitations and/or fee waivers.
responsible for overseeing the management    evaluation of the Fund's investment
of a number of the series portfolios of      advisory agreement by the Senior Officer.    FACTORS AND CONCLUSIONS AND SUMMARY OF
the AIM Funds. This Sub-Committee            One responsibility of the Senior Officer     INDEPENDENT WRITTEN FEE EVALUATION
structure permits the Trustees to focus on   is to manage the process by which the AIM
the performance of the AIM Funds that have   Funds' proposed management fees are             A. Nature, Extent and Quality of
been assigned to them. The Sub-Committees    negotiated during the annual contract              Services Provided by Invesco Aim
meet throughout the year to review the       renewal process to ensure that they are
performance of their assigned funds, and     negotiated in a manner that is at arms'      The Board reviewed the advisory services
the Sub-Committees review monthly and        length and reasonable. Accordingly, the      provided to the Fund by Invesco Aim under
quarterly comparative performance            Senior Officer must either supervise a       the Fund's investment advisory agreement,
information and periodic asset flow data     competitive bidding process or prepare an    the performance of Invesco Aim in
for their assigned funds. These materials    independent written evaluation. The Senior   providing these services, and the
are prepared under the direction and         Officer recommended that an independent      credentials and experience of the officers
supervision of the independent Senior        written evaluation be provided and, at the   and employees of Invesco Aim who provide
Officer, an officer of the AIM Funds who     direction of the Board, prepared an          these services. The Board's review of the
reports directly to the independent          independent written evaluation.              qualifications of Invesco Aim to provide
Trustees. Over the course of each year,                                                   these services included the Board's
the Sub-Committees meet with portfolio          During the annual contract renewal        consideration of Invesco Aim's portfolio
managers for their assigned funds and        process, the Board considered the factors    and product review process, various back
other members of management and review       discussed below in evaluating the fairness   office support functions provided by
with these individuals the per-              and reasonableness of the Fund's             Invesco Aim and its affiliates, and
                                             investment advisory agreement and            Invesco Aim's equity and fixed income
                                             sub-advisory contracts. The Board            trading operations. The


19 AIM SMALL CAP EQUITY FUND                                           continued

Board concluded that the nature, extent      the sub-advisory contracts benefit the       fund in the expense group that was
and quality of the advisory services         Fund and its shareholders by permitting      publicly available as of the end of the
provided to the Fund by Invesco Aim are      Invesco Aim to utilize the additional        past calendar year. The Board noted that
appropriate and that Invesco Aim currently   resources and talent of the Affiliated       some comparative data was at least one
is providing satisfactory advisory           Sub-Advisers in managing the Fund.           year old and that other data did not
services in accordance with the terms of                                                  reflect the market downturn that occurred
the Fund's investment advisory agreement.       C. Fund Performance                       in the fourth quarter of 2008.
In addition, based on their ongoing
meetings throughout the year with the        The Board considered fund performance as a      The Board also compared the Fund's
Fund's portfolio manager or managers, the    relevant factor in considering whether to    effective fee rate (the advisory fee after
Board concluded that these individuals are   approve the investment advisory agreement.   any advisory fee waivers and before any
competent and able to continue to carry      The Board did not view fund performance as   expense limitations/waivers) to the
out their responsibilities under the         a relevant factor in considering whether     advisory fee rates of other domestic
Fund's investment advisory agreement.        to approve the sub-advisory contracts for    clients of Invesco Aim and its affiliates
                                             the Fund, as no Affiliated Sub-Adviser       with investment strategies comparable to
   In determining whether to continue the    currently manages assets of the Fund.        those of the Fund, including one mutual
Fund's investment advisory agreement, the                                                 fund advised by Invesco Aim and three
Board considered the prior relationship         The Board compared the Fund's             mutual funds sub-advised by an Invesco Aim
between Invesco Aim and the Fund, as well    performance during the past one, three and   affiliate. The Board noted that the Fund's
as the Board's knowledge of Invesco Aim's    five calendar years to the performance of    rate was (i) below the effective rate for
operations, and concluded that it is         all funds in the Lipper performance          the mutual fund advised by Invesco Aim;
beneficial to maintain the current           universe that are not managed by Invesco     and (ii) above the sub-adviser effective
relationship, in part, because of such       Aim or an Affiliated Sub-Adviser and         fee rates for the domestic mutual funds
knowledge. The Board also considered the     against the Lipper Small-Cap Core Funds      sub-advised by an Invesco Aim affiliate
steps that Invesco Aim and its affiliates    Index. The Board noted that the Fund's
continue to take to improve the quality      performance was in the first quintile of        The Board noted that Invesco Aim has
and efficiency of the services they          its performance universe for the one and     agreed to reduce the per account transfer
provide to the AIM Funds in the areas of     three periods and in the second quintile     agent fee for all the retail funds,
investment performance, product line         for the five year period (the first          including the Fund, effective July 1,
diversification, distribution, fund          quintile being the best performing funds     2009. The Board also noted that Invesco
operations, shareholder services and         and the fifth quintile being the worst       Aim has contractually agreed to waive fees
compliance. The Board concluded that the     performing funds). The Board noted that      and/or limit expenses of the Fund through
quality and efficiency of the services       the Fund's performance was above the         at least June 30, 2010 in an amount
Invesco Aim and its affiliates provide to    performance of the Index for the one,        necessary to limit total annual operating
the AIM Funds in each of these areas         three and five year periods. Although the    expenses to a specified percentage of
support the Board's approval of the          independent written evaluation of the        average daily net assets for each class of
continuance of the Fund's investment         Fund's Senior Officer only considered Fund   the Fund. The Board noted that at the
advisory agreement.                          performance through the most recent          current expense ratio for the Fund, this
                                             calendar year, the Board also reviewed       expense waiver does not have any impact.
   B. Nature, Extent and Quality of          more recent Fund performance and this
      Services Provided by Affiliated        review did not change their conclusions.        The Board also considered the services
      Sub-Advisers                           The Board noted that, in response to the     provided by the Affiliated Sub-Advisers
                                             Board's focus on fund performance, Invesco   pursuant to the sub-advisory contracts and
The Board reviewed the services provided     Aim has taken a number of actions intended   the services provided by Invesco Aim
by the Affiliated Sub-Advisers under the     to improve the investment process for the    pursuant to the Fund's advisory agreement,
sub-advisory contracts and the credentials   funds.                                       as well as the allocation of fees between
and experience of the officers and                                                        Invesco Aim and the Affiliated
employees of the Affiliated Sub-Advisers        D. Advisory and Sub-Advisory Fees and     Sub-Advisers pursuant to the sub-advisory
who provide these services. The Board              Fee Waivers                            contracts. The Board noted that the
concluded that the nature, extent and                                                     sub-advisory fees have no direct effect on
quality of the services provided by the      The Board compared the Fund's contractual    the Fund or its shareholders, as they are
Affiliated Sub-Advisers are appropriate.     advisory fee rate to the contractual         paid by Invesco Aim to the Affiliated
The Board noted that the Affiliated          advisory fee rates of funds in the Fund's    Sub-Advisers, and that Invesco Aim and the
Sub-Advisers, which have offices and         Lipper expense group that are not managed    Affiliated Sub-Advisers are affiliates.
personnel that are geographically            by Invesco Aim or an Affiliated
dispersed in financial centers around the    Sub-Adviser, at a common asset level. The       After taking account of the Fund's
world, can provide research and other        Board noted that the Fund's contractual      contractual advisory fee rate, the
information and make recommendations on      advisory fee rate was below the median       contractual sub-advisory fee rate, the
the markets and economies of various         advisory fee rate of funds in its expense    comparative advisory fee information
countries and securities of companies        group. The Board also reviewed the           discussed above and other relevant
located in such countries or on various      methodology used by Lipper in determining    factors, the Board concluded that the
types of investments and investment          contractual fee rates, which includes        Fund's advisory and sub-advisory fees are
techniques. The Board concluded that         using audited financial data from the most   fair and reasonable.
                                             recent annual report of each


20 AIM SMALL CAP EQUITY FUND                                           continued

   E. Economies of Scale and Breakpoints     necessary to fulfill these obligations.      market funds attributable to such
                                             The Board also considered whether each       investments, although Invesco Aim has
The Board considered the extent to which     Affiliated Sub-Adviser is financially        contractually agreed to waive through at
there are economies of scale in the          sound and has the resources necessary to     least June 30, 2010, the advisory fees
provision of advisory services to the        perform its obligations under the            payable by the Fund in an amount equal to
Fund. The Board also considered whether      sub-advisory contracts, and concluded that   100% of the net advisory fee Invesco Aim
the Fund benefits from such economies of     each Affiliated Sub-Adviser has the          receives from the affiliated money market
scale through contractual breakpoints in     financial resources necessary to fulfill     funds with respect to the Fund's
the Fund's advisory fee schedule. The        these obligations.                           investment in the affiliated money market
Board noted that the Fund's contractual                                                   funds of uninvested cash, but not cash
advisory fee schedule includes seven            G. Collateral Benefits to Invesco Aim     collateral. The Board concluded that the
breakpoints and that the level of the              and its Affiliates                     Fund's investment of uninvested cash and
Fund's advisory fees, as a percentage of                                                  cash collateral from any securities
the Fund's net assets, has decreased as      The Board considered various other           lending arrangements in the affiliated
net assets increased because of the          benefits received by Invesco Aim and its     money market funds is in the best
breakpoints. The Board concluded that the    affiliates resulting from Invesco Aim's      interests of the Fund and its
Fund's advisory fees appropriately reflect   relationship with the Fund, including the    shareholders.
economies of scale at current asset          fees received by Invesco Aim and its
levels. The Board also noted that the Fund   affiliates for their provision of
shares directly in economies of scale        administrative, transfer agency and
through lower fees charged by third party    distribution services to the Fund. The
service providers based on the combined      Board considered the performance of
size of all of the AIM Funds and             Invesco Aim and its affiliates in
affiliates.                                  providing these services and the
                                             organizational structure employed by
   F. Profitability and Financial Resources  Invesco Aim and its affiliates to provide these services. The Board also considered
The Board reviewed information from          that these services are provided to the
Invesco Aim concerning the costs of the      Fund pursuant to written contracts that
advisory and other services that Invesco     are reviewed and approved on an annual
Aim and its affiliates provide to the Fund   basis by the Board. The Board concluded
and the profitability of Invesco Aim and     that Invesco Aim and its affiliates are
its affiliates in providing these            providing these services in a satisfactory
services. The Board also reviewed            manner and in accordance with the terms of
information concerning the financial         their contracts, and are qualified to
condition of Invesco Aim and its             continue to provide these services to the
affiliates. The Board reviewed with          Fund.
Invesco Aim the methodology used to
prepare the profitability information. The      The Board considered the benefits
Board considered the overall profitability   realized by Invesco Aim and the Affiliated
of Invesco Ltd., the ultimate parent of      Sub-Advisers as a result of portfolio
Invesco Aim and the Affiliated               brokerage transactions executed through
Sub-Advisers, and of Invesco Aim, as well    "soft dollar" arrangements. The Board
as the profitability of Invesco Aim in       noted that soft dollar arrangements shift
connection with managing the Fund. The       the payment obligation for research and
Board noted that Invesco Aim continues to    execution services from Invesco Aim and
operate at a net profit, although the        the Affiliated Sub-Advisers to the funds
reduction of assets under management as a    and therefore may reduce Invesco Aim's and
result of market movements and the           the Affiliated Sub-Advisers' expenses. The
increase in voluntary fee waivers for        Board concluded that Invesco Aim's and the
affiliated money market funds have reduced   Affiliated Sub-Advisers' soft dollar
the profitability of Invesco Aim and its     arrangements are appropriate. The Board
affiliates. The Board concluded that the     also concluded that, based on their review
Fund's fees are fair and reasonable, and     and representations made by the Chief
that the level of profits realized by        Compliance Officer of Invesco Aim, these
Invesco Aim and its affiliates from          arrangements are consistent with
providing services to the Fund is not        regulatory requirements.
excessive in light of the nature, quality
and extent of the services provided. The        The Board considered the fact that the
Board considered whether Invesco Aim is      Fund's uninvested cash and cash collateral
financially sound and has the resources      from any securities lending arrangements
necessary to perform its obligations under   may be invested in money market funds
the Fund's investment advisory agreement,    advised by Invesco Aim pursuant to
and concluded that Invesco Aim has the       procedures approved by the Board. The
financial resources                          Board noted that Invesco Aim will receive
                                             advisory fees from these affiliated money


21 AIM SMALL CAP EQUITY FUND

Supplement to Semiannual Report dated 6/30/09

AIM SMALL CAP EQUITY FUND

INSTITUTIONAL CLASS SHARES
                                             ==========================================
The following information has been           AVERAGE ANNUAL TOTAL RETURNS                    Please note that past performance is
prepared to provide Institutional Class      For periods ended 6/30/09                    not indicative of future results. More
shareholders with a performance overview                                                  recent returns may be more or less than
specific to their holdings. Institutional    Inception                            2.60%   those shown. All returns assume
Class shares are offered exclusively to       5 Years                            -0.31    reinvestment of distributions at NAV.
institutional investors, including defined    1 Year                            -24.83    Investment return and principal value will
contribution plans that meet certain          6 Months*                           3.94    fluctuate so your shares, when redeemed,
criteria.                                                                                 may be worth more or less than their
                                             *  Cumulative total return that has not      original cost. See full report for
                                                been annualized                           information on comparative benchmarks.
                                             ==========================================   Please consult your Fund prospectus for
                                                                                          more information. For the most current
                                             Institutional Class shares' inception date   month-end performance, please call 800 451
                                             is April 29, 2005. Returns since that date   4246 or visit invescoaim.com.
                                             are historical returns. All other returns
                                             are blended returns of historical
                                             Institutional Class share performance and
                                             restated Class A share performance (for
                                             periods prior to the inception date of
                                             Institutional Class shares) at net asset
                                             value (NAV) and reflect the Rule 12b-1
                                             fees applicable to Class A shares. Class A
                                             shares' inception date is August 31, 2000.

                                                Institutional Class shares have no
                                             sales charge; therefore, performance is at
                                             NAV. Performance of Institutional Class
                                             shares will differ from performance of
                                             other share classes primarily due to
                                             differing sales charges and class
                                             expenses.

                                                The total annual Fund operating expense
                                             ratio set forth in the most recent Fund
                                             prospectus as of the date of this
                                             supplement for Institutional Class shares
                                             was 0.84%. The expense ratios presented
                                             above may vary from the expense ratios
                                             presented in other sections of the actual
                                             report that are based on expenses incurred
                                             during the period covered by the report.

Over for information on your Fund's expenses.

THIS SUPPLEMENT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced
or shown to the public, nor used in written form as sales literature for public use.                    [INVESCO AIM LOGO]
                                                                                                        -- SERVICE MARK --
invescoaim.com   SCE-INS-2   Invesco Aim Distributors, Inc.

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------------
                                                                          HYPOTHETICAL
                                                                    (5% ANNUAL RETURN BEFORE
                                                 ACTUAL                     EXPENSES)
                                       ------------------------------------------------------
                          BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                        ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
         CLASS            (01/01/09)   (06/30/09)(1)   PERIOD(2)     (06/30/09)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------------
     Institutional        $1,000.00      $1,039.40       $4.66       $1,020.22       $4.62        0.92%
---------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2009 through June 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


AIM SMALL CAP EQUITY FUND

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[GO PAPERLESS
   GRAPHIC]

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GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

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   trees used to produce paper.                                        be sent via email as soon as they're available.

o  ECONOMICAL. Help reduce your fund's printing and delivery        o  EASY. Download, save and print files using your home computer
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This service is provided by Invesco Aim Investment Services, Inc.
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IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise.
If you do not want the mailing of these documents to be combined with those for other members of your household, please contact
Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your
Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01540 and 002-27334.

   A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website,
invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website,
sec.gov.

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting
Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.

If used after October 20, 2009, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco Aim--SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim
Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital
Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc.
is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All
entities are indirect, wholly owned subsidiaries of Invesco Ltd.                                             [INVESCO AIM LOGO]
                                                                                                             -- SERVICE MARK --
   It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors,
Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco
Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.
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                     invescoaim.com   SCE-SAR-1   Invesco Aim Distributors, Inc.
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ITEM 2. CODE OF ETHICS.

     There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal
     Financial Officer ("PFO") during the period covered by the report. The
     Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  As of June 15, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the
     Principal Executive Officer ("PEO") and Principal Financial Officer
     ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the
     Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 15, 2009, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded,
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     processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

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12(a)(1) Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b)    Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.
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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Funds Group


By: /s/ Philip A. Taylor
    ------------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 4, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ------------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 4, 2009


By: /s/ Sheri Morris
    ------------------------------------
    Sheri Morris
    Principal Financial Officer

Date: September 4, 2009

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                                  EXHIBIT INDEX

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
12(a)(1) Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.
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